As Filed with the Securities and Exchange Commission on February 25, 2010
File Nos. 333-60789 and 811-08941

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No.___☐
Post-Effective Amendment No. 29 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 32 ☑
THE VANTAGEPOINT FUNDS
(Exact Name of Registrant as Specified in Charter)
777 North Capitol Street, NE Ste 600, Washington, DC 20002-4240
(Address of Principal Executive Offices) (Zip Code)
(202) 962-8096
(Registrant’s Telephone Number, Including Area Code)
Angela Montez, Secretary
777 North Capitol Street, N.E., Ste. 600
Washington, DC 20002
(Name and Address of Agent for Service of Process)
With Copies to:
Kathryn B. McGrath, Esq.
Senior Vice President and General Counsel
ICMA- Retirement Corporation
777 North Capitol Street, N.E. Ste 600
Washington, DC 20002
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b) of rule 485
☐ on (January 5, 2010) pursuant to paragraph (b) of rule 485*
☐ 60 days after filing pursuant to paragraph (a)(1) of rule 485
☑ on (May 1, 2010) pursuant to paragraph (a)(1) of rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of rule 485
☐ on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE
The Registrant is filing this Post-Effective Amendment No.29 to the Registration Statement of The Vantagepoint Funds (the “Fund”) to update the Fund’s prospectus and statement of additional information for purposes of complying with revised Form N-1A.

THE VANTAGEPOINT FUNDS PROSPECTUS • MAY 1, 2010

Money Market Fund	VAMXX
Low Duration Bond Fund	VPIPX
Inflation Protected Securities Fund	VPTSX
Asset Allocation Fund	VPAAX
Equity Income Fund	VPEIX
Growth & Income Fund	VPGIX
Growth Fund	VPGRX
Select Value Fund	VPSVX
Aggressive Opportunities Fund	VPAOX
Discovery Fund	VPDSX
International Fund	VPINX
Diversifying Strategies Fund (formerly the Diversified Assets Fund)	VPDAX
Core Bond Index Fund
Class I	VPCIX
Class II	VPCDX
500 Stock Index Fund
Class I	VPFIX
Class II	VPSKX
Broad Market Index Fund
Class I	VPMIX
Class II	VPBMX
Mid/Small Company Index Fund
Class I	VPSIX
Class II	VPMSX
Overseas Equity Index Fund
Class I	VPOIX
Class II	VPOEX
Model Portfolio Savings Oriented Fund	VPSOX
Model Portfolio Conservative Growth Fund	VPCGX
Model Portfolio Traditional Growth Fund	VPTGX
Model Portfolio Long-Term Growth Fund	VPLGX
Model Portfolio All-Equity Growth Fund	VPAGX
Milestone Retirement Income Fund	VPRRX
Milestone 2010 Fund	VPRQX
Milestone 2015 Fund	VPRPX
Milestone 2020 Fund	VPROX
Milestone 2025 Fund	VPRNX
Milestone 2030 Fund	VPRMX
Milestone 2035 Fund	VPRLX
Milestone 2040 Fund	VPRKX
Milestone 2045 Fund	VPRJX

The Vantagepoint Funds, a no-load open-end management investment company, operates as a “series” investment company offering the thirty-one distinct, diversified investment portfolios listed above (each a “Fund” and collectively the “Funds”). Each Fund has different investment objectives and strategies.

This prospectus gives you information about the Funds that you should know before investing. Please read this prospectus carefully and retain it for future reference. It contains important information, including how each Fund invests and the services available to shareholders.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

FUND SUMMARIES
Money Market Fund	1
Low Duration Bond Fund	4
Inflation Protected Securities Fund	8
Asset Allocation Fund	12
Equity Income Fund	15
Growth & Income Fund	18
Growth Fund	21
Select Value Fund	24
Aggressive Opportunities Fund	27
Discovery Fund	30
International Fund	34
Diversifying Strategies Fund	37
Core Bond Index Fund	42
500 Stock Index Fund	45
Broad Market Index Fund	47
Mid/Small Company Index Fund	50
Overseas Equity Index Fund	53
Model Portfolio Savings Oriented Fund	56
Model Portfolio Conservative Growth Fund	59
Model Portfolio Traditional Growth Fund	63
Model Portfolio Long-Term Growth Fund	67
Model Portfolio All-Equity Growth Fund	71
Milestone Retirement Income Fund	74
Milestone 2010 Fund	77
Milestone 2015 Fund	81
Milestone 2020 Fund	85
Milestone 2025 Fund	89
Milestone 2030 Fund	93
Milestone 2035 Fund	97
Milestone 2040 Fund	101
Milestone 2045 Fund	105

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES	108

ADDITIONAL INFORMATION ABOUT THE FUNDS’ RISKS	134

DISCLOSURE OF THE FUNDS’ PORTFOLIO HOLDINGS	138

MANAGEMENT OF THE FUNDS	139

SHAREHOLDER INFORMATION	141
Definition of a Business Day	141
Share Accounting for All Funds	141
Valuation of the Funds’ Investment Securities	141
Reinvestment of Earnings	142
Pricing and Timing of Transactions	142
Reporting to Investors	142

PURCHASES, EXCHANGES AND REDEMPTIONS	143
Purchases	143
Purchases—Vantagepoint Elite	143
Purchases by Employee Benefit Plans	143
Purchases by IRA Investors	144
Exchanges and Allocations Among Funds	144
Exchanges—Index Funds	144
Exchanges—Vantagepoint Elite	144
Exchanges by Telephone	144
Exchanges by Internet	144
Conversions—Index Funds	145
Redemptions	145
Redemptions—Vantagepoint Elite	145
Inability to Conduct Business	145
Frequent Purchases and Redemptions of Fund Shares	145

DISTRIBUTION ARRANGEMENTS	147

TAX CONSEQUENCES	148

FINANCIAL HIGHLIGHTS	149

FUND SUMMARIES

Money Market Fund	Ticker Symbol: VAMXX

Investment Objective
To seek maximum current income, consistent with maintaining liquidity and a stable share price of $1.00.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Other expenses	%
Acquired fund fees and expenses[1]	%
Total annual fund operating expenses	%

[1]	Shareholders of the Fund indirectly pay the expenses of the Acquired fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests substantially all of its assets in the Short-Term Investments Trust Liquid Assets Portfolio (the “Portfolio”), an unaffiliated registered money market mutual fund, which seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. This underlying fund invests in high-quality, U.S. dollar-denominated short-term debt obligations and is advised by Invesco Aim Advisors, Inc. The underlying fund invests primarily in:

•	securities issued by the U.S. Government or its agencies;
•	bankers’ acceptances;
•	certificates of deposit and time deposits from U.S. or foreign banks;
•	repurchase agreements;
•	commercial paper;
•	municipal securities; and
•	master notes.

The underlying fund may invest up to 50% of its assets in U.S. dollar denominated foreign securities and may invest in securities that may carry foreign credit exposure. The underlying fund has an average maturity of 90 days or less.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Money Market Fund Risk—An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The share price of money market funds can fall below $1.00. Because the Fund invests solely in the underlying fund, the Fund is subject to the risks associated with the underlying fund. A low interest rate environment may prevent the Fund from providing a positive yield and could impair the Fund’s ability to maintain a stable net asset value of $1.00 per share. The credit quality of the underlying portfolio’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price also can be negatively affected during periods of high redemption pressures and/or illiquidity in the markets. To the extent that the underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risks of the underlying fund are summarized below.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to holders of such securities or may declare bankruptcy. This could cause the underlying fund’s share price or yield to fall.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decline; when interest rates fall, the market prices of fixed income securities usually will increase. Fixed income securities with shorter maturities are generally less sensitive to changes in interest rates than fixed income securities with longer maturities.

Foreign Securities Risk—Investments in foreign securities are subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the underlying fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the underlying fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the underlying fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The returns for the 30-Day U.S. Treasury Bill do not reflect the costs of portfolio management or trading. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended
December 31, 2009)	1 year	5 years	10 years

Money Market Fund
30-Day U.S. Treasury Bill (reflects no deduction for fees, expenses, or taxes)%		%	%
MFR Prime Retail Average (reflects no deduction for taxes)%		%	%

The Fund’s 7-day current yield and 7-day effective yield on December 31, 2009 were     % and     %, respectively. Please call 800-669-7400 or check the Fund’s website for the Fund’s current yield.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Low Duration Bond Fund	Ticker Symbol: VPIPX

Investment Objective
To seek total return that is consistent with preservation of capital.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Subadviser fees	%
Other expenses	%
Total annual fund operating expenses	%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its net assets in bonds and other fixed income securities of varying maturities and will normally invest at least 65% of its total assets in bonds and other fixed income securities with more than one year to maturity.

The Fund’s investments in fixed income securities may include:

•	securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, or supra-national organizations (such as the World Bank);
•	securities issued by U.S. or foreign companies;
•	U.S. and foreign mortgage-backed securities;
•	U.S. and foreign asset-backed securities; and
•	municipal securities.

The Fund seeks to maintain a portfolio effective duration of no greater than three years (effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates; see Interest Rate Risk below). Investments selected by the Fund’s subadvisers are based on their analysis of securities, sectors and anticipated changes in interest rates.

The Fund generally invests in investment grade fixed income securities (i.e., securities rated within the four highest grades by a major ratings agency or their unrated equivalents), but may invest up to 10% of its total assets in securities rated below investment grade (i.e., high yield securities). The Fund may invest up to 30% of its total assets in foreign securities, including up to 5% in emerging markets securities. The Fund also may invest up to 10% of its net assets in derivative instruments. The Fund’s subadvisers may use futures and option contracts to seek to manage risk, or obtain market exposure. The Fund’s subadvisers may use swap agreements to seek to manage interest rate, currency and credit risks and to obtain market exposure. The Fund’s subadvisers also may use forward currency contracts to obtain market exposure or to hedge against foreign currency risks. The Fund primarily invests in securities that are denominated in the U.S. dollar, but can invest up to 10% of its total assets in securities that are denominated in foreign currencies.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. Similarly, the counterparty of a derivatives contract may fail to meet its obligations under the contract. These events could cause the Fund’s share price or yield to fall.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decline; when interest rates fall, the market prices of fixed income securities usually will increase. Fixed income securities with shorter maturities are generally less sensitive to changes in interest rates than fixed income securities with longer maturities.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of the securities. These securities are also subject to interest rate and credit risks.

In addition, if loans underlying an asset-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile. Some asset-backed securities are subordinated to other interests in the same pool of assets and the holder of such securities would only receive payments after obligations to other interests have been paid.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of those securities. These securities are also subject to interest rate and credit risk. In addition, if mortgages underlying a mortgage-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities. Unanticipated defaults on underlying mortgages may hinder the issuer’s ability to make payments to securityholders, which decreases the value of the security.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the Fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a “call feature.” Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit from the increase in value that other fixed income securities generally experience when rates decline. After a call feature is exercised, the Fund may be forced to reinvest the proceeds received at the prevailing interest rate, which is likely to be lower than the interest rate paid on the security that was called.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored entity is unable to meet its obligations, the Fund may experience a loss.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Currency Risk—Investing in securities denominated in foreign currencies can cause gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Foreign currencies may decline in value relative to the U.S. dollar and adversely affect the Fund’s investments in foreign currencies or in securities that trade and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

High Yield Securities Risk—Fixed income securities that are rated below “investment grade” or, if unrated, are considered by a subadviser to be of equivalent quality (commonly known as “high yield bonds” or “junk bonds”) are speculative and involve a greater risk of default than “investment grade” securities. The values of these securities are particularly sensitive to changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and economic and political conditions. The market prices of these securities also may experience greater volatility than the market prices of investment grade securities and may decline significantly in periods of general economic difficulty. These securities may be harder to value, and may present greater liquidity risk (particularly if the security has restrictions on resale).

Derivatives Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Further, the Fund may experience losses if a subadviser incorrectly forecasts the relevant economic factors in using derivatives. The Fund’s investment in derivatives may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments may also include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, that the instruments necessary to implement a derivatives strategy will be available or that a Fund will not lose money.

Swap Risk—Swap agreements involve the risk that the party with which the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements are not traded on exchanges or other organized markets and are less liquid than other derivative instruments.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The returns for the Merrill Lynch 1-3 Year U.S. Corporate & Government Index do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future. On December 3, 2001, November 8, 2004 and May 1, 2007, the Fund made changes to its name and principal investment strategies. There is no assurance that the Fund will be able to achieve long-term investment results similar to those achieved prior to those dates. Investors should take into account the likely impact of these changes to the Fund’s principal investment strategies before deciding to buy, hold or sell shares of the Fund. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended			Since
December 31, 2009)	1 year	5 years	Inception*

Low Duration Bond Fund
Return before taxes	%	%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
Merrill Lynch 1-3 Year US Corporate & Government Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Morningstar Short-Term Bond Funds Average (reflects no deduction for taxes)%		%	%

*	December 4, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of return over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be distinct and complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Payden & Rygel
Name	Title with Subadviser	Length of Service

Brian W. Matthews, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since December 2004.

Mary Beth Syal, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since March 2008.

STW Fixed Income Management Ltd.
Name	Title with Subadviser	Length of Service

William H. Williams	Chief Executive Officer and Chief Investment Officer	Portfolio Manager of the Fund since November 2004.

Edward H. Jewett	Principal and Portfolio Manager	Portfolio Manager of the Fund since November 2004.

Richard A. Rezek, Jr., CFA	Principal and Portfolio Manager	Portfolio Manager of the Fund since November 2004.

John Barclay Rodgers, CFA	Principal, Portfolio Manager and Quantitative Investment Analyst	Portfolio Manager of the Fund since November 2004.

Andrew B.J. Chorlton, CFA	Principal and Portfolio Manager	Portfolio Manager of the Fund since February 2008.

Neil G Sutherland, CFA	Vice President and Portfolio Manager	Portfolio Manager of the Fund since November 2008.

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates. The Fund is also available for investment by other Vantagepoint Funds.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Inflation Protected Securities Fund	Ticker Symbol: VPTSX

Investment Objective
To offer current income.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Subadviser fees	%
Other expenses	%
Total annual fund operating expenses	%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its net assets in inflation-adjusted U.S. and foreign fixed income securities and normally invests at least 50% of its net assets in U.S. Treasury inflation-protected securities. Inflation adjusted securities are designed to protect the future purchasing power of the money invested in them; either their principal value or interest payments are indexed for changes in inflation. The Fund’s investments in these securities may include:

•	securities issued or guaranteed by the U.S. Government, foreign governments (national, regional or local), their agencies or instrumentalities, or supra-national organizations (such as the World Bank);
•	securities issued by U.S. and foreign companies; and
•	municipal securities.

The Fund generally invests in investment grade fixed income securities (i.e., securities rated within the four highest grades by a major ratings agency or their unrated equivalents), but may invest up to 5% of its net assets in securities rated below investment grade (i.e., high yield securities) with a minimum rating of no lower than B from a major ratings agency. The Fund generally will invest in securities denominated in U.S. dollars, but may also invest its assets in securities denominated in foreign currencies. The Fund’s investments in emerging markets securities will be limited to 5% of the Fund’s net assets.

The Fund may invest up to 20% of its net assets in U.S. and foreign fixed income securities whose values are not linked to adjustments in inflation rates. These securities may include securities issued by the types of issuers described above, and U.S. and foreign mortgage-backed and asset-backed securities.

The Fund may invest up to 20% of its net assets in derivatives. The Fund’s subadvisers may use futures and options contracts to seek to manage risk or obtain market exposure.

The Fund’s subadvisers also may use forward currency contracts to obtain market exposure or to hedge against foreign currency risks. The subadvisers may also use swap agreements to seek to manage interest rate, currency and credit risks, and obtain market exposure.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Inflation-Adjusted Securities Risk—In general, the price of an inflation-adjusted security falls when real interest rates rise, and rises when real interest rates fall. The “real” interest rate is approximately the nominal interest rate excluding the current inflation rate. Interest payments on inflation-adjusted securities will vary as the principal or interest is adjusted for inflation and may be more volatile than interest paid on ordinary fixed income securities. Inflation-adjusted securities and the funds that invest in them may not produce a steady income stream, particularly during deflationary periods. In fact, during periods of extreme deflation, these securities may provide no income.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decline; when interest rates fall, the market prices of fixed income securities usually will increase. Fixed income securities with shorter maturities are generally less sensitive to changes in interest rates than fixed income securities with longer maturities.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. Similarly, the counterparty of a derivatives contract may fail to meet its obligations under the contract. These events could cause the Fund’s share price or yield to fall.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Currency Risk—Investing in securities denominated in foreign currencies can cause gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Foreign currencies may decline in value relative to the U.S. dollar and adversely affect the Fund’s investments in foreign currencies or in securities that trade and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored entity is unable to meet its obligations, the Fund may experience a loss.

Derivatives Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Further, the Fund may experience losses if a subadviser incorrectly forecasts the relevant economic factors in using derivatives. The Fund’s investment in derivatives may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments may also include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, that the instruments necessary to implement a derivatives strategy will be available or that a Fund will not lose money.

Swap Risk—Swap agreements involve the risk that the party with which the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements are not traded on exchanges or other organized markets and are less liquid than other derivative instruments.

High Yield Securities Risk—Fixed income securities that are rated below “investment grade” or, if unrated, are considered by a subadviser to be of equivalent quality (commonly known as “high yield bonds” or “junk bonds”) are speculative and involve a greater risk of default than “investment grade” securities. The values of these securities are particularly sensitive to changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and economic and political conditions. The market prices of these securities also may experience greater volatility than the market prices of investment grade securities and may decline significantly in periods of general economic difficulty. These securities may be harder to value, and may present greater liquidity risk (particularly if the security has restrictions on resale).

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a “call feature.” Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit from the increase in value that other fixed income securities generally experience when rates decline. After a call feature is exercised, the Fund may be forced to reinvest the proceeds received at the prevailing interest rate, which is likely to be lower than the interest rate paid on the security that was called.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of those securities. These securities are also subject to interest rate and credit risk. In addition, if mortgages underlying a mortgage-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities. Unanticipated defaults on underlying mortgages may hinder the issuer’s ability to make payments to securityholders, which decreases the value of the security.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of the securities. These securities are also subject to interest rate and credit risks. In addition, if loans underlying an asset-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the Fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

Active Trading Risk—The Fund may engage in a significant number of short-term transactions, which may adversely affect performance. Increased portfolio turnover may result in higher brokerage costs or other transactions fees and expenses. These costs are ultimately passed on to shareholders.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The returns for the Barclays Capital U.S. TIPS Index (Series-L) do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to May 1, 2007, the Fund had a different name and different principal investment strategies. There is no assurance that the Fund will be able to achieve long-term investment results similar to those achieved prior to May 1, 2007. Investors should take into account the likely impact of these changes to the Fund’s principal investment strategies before deciding to buy, hold or sell shares of the Fund. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended
December 31, 2009)	1 year	5 years	10 years

Inflation Protected Securities Fund
Return before taxes	%	%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
Barclays Capital U.S. TIPS Index (Series-L) (reflects no deduction for fees, expenses, or taxes)%		%	%
Morningstar Inflation Protected Bond Funds Average (reflects no deduction for taxes)%		%	%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of return over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be distinct and complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

BlackRock Financial Management, Inc.
Name	Title with Subadviser	Length of Service

Stuart Spodek	Managing Director	Portfolio Manager of the Fund since October 2007.

Brian Weinstein	Managing Director	Portfolio Manager of the Fund since October 2007.

Pacific Investment Management Company, LLC
Name	Title with Subadviser	Length of Service

Mihir Worah	Managing Director	Portfolio Manager of the Fund since January 2008.

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates. The Fund is also available for investment by other Vantagepoint Funds.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Asset Allocation Fund	Ticker Symbol: VPAAX

Investment Objective
To offer long-term capital growth at a lower level of risk than an all-equity portfolio.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Subadviser fees	%
Other expenses	%
Total annual fund operating expenses	%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: Under normal circumstances, the Fund allocates its assets among U.S. common stocks, U.S. Treasury securities and U.S. or foreign investment grade short-term fixed income securities in proportions determined by the Fund’s subadviser based on relative expected returns and risk for each asset class. The Fund’s subadviser applies a tactical asset allocation strategy based on systematic assessment of specific criteria such as expected long-term asset class returns, valuation measures, economic and monetary indicators, and financial market conditions. “Investment grade” fixed income securities are those securities rated within the four highest grades by a major ratings agency or their unrated equivalents.

Under normal circumstances, the Fund invests 40% to 70% of its net assets in common stocks; however, the Fund’s investments in common stocks may range from as little as 0% to as much as 100% of the Fund’s assets. The Fund invests the rest of its assets in U.S. Treasury securities and U.S. or foreign short-term fixed income securities; however, allocations to either of these two types of fixed income securities may also range between 0% and 100% of the Fund’s assets.

The Fund’s stock allocation is passively managed and designed to approximate the investment characteristics and performance of the S&P 500 Index. The Treasury allocation is passively managed to seek to approximate the investment characteristics and performance of the Barclays Capital U.S. Long Treasury Bond Index.

Stock and Treasury exposure may be obtained or modified by using S&P 500 Index and U.S. Treasury note and bond futures. Fund investments in futures are limited to 10% of the Fund’s net assets, but generally will not exceed 5% of the Fund’s net assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decline; when interest rates fall, the market prices of fixed income securities usually will increase. Fixed income securities with shorter maturities are generally less sensitive to changes in interest rates than fixed income securities with longer maturities.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. This could cause the Fund’s share price or yield to fall.

Derivatives Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Further, the Fund may experience a loss if a subadviser incorrectly forecasts the relevant factors in using derivatives. The Fund’s investment in derivatives may involve a small amount of investment relative to the amount of risk assumed. There is no assurance that the Fund’s use of any derivatives strategy will succeed, that the instruments necessary to implement a derivatives strategy will be available or that a Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The returns for the S&P 500 Index and the Custom Benchmark do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended
December 31, 2009)	1 year	5 years	10 years

Asset Allocation Fund
Return before taxes	%	%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)*	%	%	%
Morningstar Moderate Allocation Funds Average (reflects no deduction for taxes)%		%	%

*	The fund’s Custom Benchmark is comprised of 65% S&P 500 Index, 25% Barclays Capital U.S. Long Treasury Bond Index, and 10% 91-Day T-Bills

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)

Subadviser

Mellon Capital Management Corporation.
Name	Title with Subadviser	Length of Service

Helen Potter, CFA	Managing Director, Asset Allocation	Portfolio Manager of the Fund since 2001.

James H. Stavena	Managing Director, Asset Allocation	Portfolio Manager of the Fund since 2009.

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates. The Fund is also available for investment by other Vantagepoint Funds.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Equity Income Fund	Ticker Symbol: VPEIX

Investment Objective
To offer long-term capital growth with consistency derived from dividend yield.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Subadviser fees	%
Other expenses	%
Total annual fund operating expenses	%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities. The Fund seeks to invest primarily in the common stocks of U.S. companies that the Fund’s subadvisers believe will pay dividends at above-market levels. As a result of the Fund’s income focus, certain sectors or industries may be emphasized. The Fund may exhibit greater sensitivity to certain economic factors (e.g., changing interest rates) than the general stock market. The Fund may invest across companies of all sizes but generally focuses on larger capitalization companies, which tend to have stable long-term earnings and dividend-paying records.

The Fund also may invest in:

•	foreign equity securities;
•	U.S. and foreign convertible securities; and
•	U.S. preferred stocks.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities (including changes in interest rates and in a company’s creditworthiness) and equity securities. The Fund, as a shareholder of preferred stock, may suffer losses if dividends are not paid. Some preferred stocks may be convertible securities.

Small-Cap and Mid-Cap Securities Risk—Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with investments in more established companies that have greater capitalization. Equity securities of small- and mid-capitalization companies are subject to greater price volatility than those of larger companies. This is generally due to: less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small- and mid-capitalization companies are more likely to have more limited product lines, fewer capital resources and less experienced management than larger companies.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments.

Currency Risk—Investing in securities denominated in foreign currencies can cause gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Foreign currencies may decline in value relative to the U.S.

dollar and adversely affect the Fund’s investments in foreign currencies or in securities that trade and receive revenues in, foreign currencies.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities are generally rated below “investment grade” and as such tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional, non-convertible fixed income securities. The market prices of these securities also may experience greater volatility than the market prices of investment grade securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The returns for the Russell 1000 Value Index do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended
December 31, 2009)	1 year	5 years	10 years

Equity Income Fund
Return before taxes	%	%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Morningstar Large Value Funds Average (reflects no deduction for taxes)%		%	%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of return over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be distinct and complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Barrow, Hanley, Mewhinney & Strauss, LLC
Name	Title with Subadviser	Length of Service

Robert J. Chambers, CFA	Portfolio Manager and Principal	Portfolio Manager of the Fund since August 1999.

Mark Giambrone, CPA	Portfolio Manager and Principal	Portfolio Manager of the Fund since January 2008.

Southeastern Asset Management, Inc.
Name	Title with Subadviser	Length of Service

O. Mason Hawkins, CFA	Chief Executive Officer	Portfolio Manager of the Fund since December 2000.

G. Staley Cates, CFA	President	Portfolio Manager of the Fund since December 2000.

T. Rowe Price Associates, Inc.
Name	Title with Subadviser	Length of Service

Brian C. Rogers, CFA, CIC	Chairman and Chief Investment Officer of T. Rowe Price Group, Inc.	Portfolio Manager of the Fund since August 1999.

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation

and its affiliates. The Fund is also available for investment by other Vantagepoint Funds.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Growth & Income Fund	Ticker Symbol: VPGIX

Investment Objective
To offer long-term capital growth and current income.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Subadviser fees	%
Other expenses	%
Total annual fund operating expenses	%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in U.S. common stocks that the Fund’s subadvisers believe offer either the potential for capital appreciation, or current income by investing in dividend-paying stocks. Strategies used by the Fund’s subadvisers include: 1) focusing on large-capitalization U.S. companies whose common stocks are believed to offer potential for price appreciation because of undervaluation, earnings growth or both; and 2) emphasizing U.S. stocks that may pay dividends.

The Fund also may invest in:

•	foreign equity securities;
•	U.S. preferred stock; and
•	U.S. convertible securities.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities (including changes in interest rates and in a company’s creditworthiness) and equity securities. The Fund, as a shareholder of preferred stock, may suffer losses if dividends are not paid. Some preferred stocks may be convertible securities.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments.

Currency Risk—Investing in securities denominated in foreign currencies can cause gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Foreign currencies may decline in value relative to the U.S. dollar and adversely affect the Fund’s investments in foreign currencies or in securities that trade and receive revenues in, foreign currencies.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities are generally rated below “investment grade” and as such tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional, non-convertible fixed income securities. The market prices of these securities also may experience greater volatility than the market prices of investment grade securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The returns for the S&P 500 Index do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended
December 31, 2009)	1 year	5 years	10 years

Growth & Income Fund
Return before taxes	%	%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Morningstar Large Blend Funds Average (reflects no deduction for taxes)%		%	%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of return over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be distinct and complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Fiduciary Management, Inc.
Name	Title with Subadviser	Length of Service

Ted Kellner, CFA	Chairman and CEO	Portfolio Manager of the Fund since January 2009.

Patrick English, CFA	President and Chief Investment Officer	Portfolio Manager of the Fund since January 2009.

John Brandser	Executive Vice President and COO	Portfolio Manager of the Fund since January 2009.

Andy Ramer, CFA	Director of Research	Portfolio Manager of the Fund since January 2010.

T. Rowe Price Associates, Inc.
Name	Title with Subadviser	Length of Service

Larry J. Puglia, CPA, CFA	Vice President	Portfolio Manager of the Fund since June 2001.

Wellington Management Company, LLP
Name	Title with Subadviser	Length of Service

Ian R. Link, CFA	Vice President and Equity Portfolio Manager	Portfolio Manager of the Fund since February 2008.

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates. The Fund is also available for investment by other Vantagepoint Funds.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Growth Fund	Ticker Symbol: VPGRX

Investment Objective
To offer long-term capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees[1]	%
Subadviser fees	%
Other expenses	%
Total annual fund operating expenses	%

[1]	VIA will waive its management fee or reimburse expenses to the extent necessary as a result of any increase in subadvisory fees payable by the Growth Fund that would cause the aggregate management and subadvisory fees of the Growth Fund to exceed 0.54% as a result of subadvisory changes. This commitment will continue until such time as shareholders approve an increase in this limit.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in U.S. common stocks that are considered by the Fund’s subadvisers to have above-average potential for growth. The subadvisers emphasize stocks of seasoned medium- and large-capitalization firms.

The Fund also may invest in:

•	foreign equity securities;
•	small-capitalization equity securities;
•	U.S. preferred stock; and
•	U.S. convertible securities.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities (including changes in interest rates and in a company’s creditworthiness) and equity securities. The Fund, as a shareholder of preferred stock, may suffer losses if dividends are not paid. Some preferred stocks may be convertible securities.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments.

Currency Risk—Investing in securities denominated in foreign currencies can cause gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Foreign currencies may decline in value relative to the U.S. dollar and adversely affect the Fund’s investments in foreign currencies or in securities that trade and receive revenues in, foreign currencies.

Growth Style Risk—The prices of growth-oriented equity securities may fall or fail to appreciate as anticipated by a subadviser, regardless of movements in the securities markets. Equity securities representing a growth style may be out of favor in the market and the prices of growth-oriented equity securities may be more sensitive to changes in current or expected earnings than other styles of investing.

Small-Cap and Mid-Cap Securities Risk—Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with investments in more established companies that have greater capitalization. Equity securities of small- and mid-capitalization companies are subject to greater price volatility than those of larger companies. This is generally due to: less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small- and mid-capitalization companies are more likely to have more limited product lines, fewer capital resources and less experienced management than larger companies.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities are generally rated below “investment grade” and as such tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional, non-convertible fixed income securities. The market prices of these securities also may experience greater volatility than the market prices of investment grade securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The returns for the Russell 1000 Growth Index do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended
December 31, 2009)	1 year	5 years	10 years

Growth Fund
Return before taxes	%	%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Morningstar Large Growth Funds Average (reflects no deduction for taxes)%		%	%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of return over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be distinct and complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Columbus Circle Investors
Name	Title	Length of Service

Anthony Rizza, CFA	Senior Managing Director	Portfolio Manager of the Fund since September 2008.

D.G. Capital Management Trust
Name	Title with Subadviser	Length of Service

Manu Daftary	Chairman and Chief Investment Officer	Portfolio Manager of the Fund since September 2008.

Legg Mason Capital Management, Inc.
Name	Title	Length of Service

Robert Hagstrom, CFA	Senior Vice President and Portfolio Manager	Portfolio Manager of the Fund since May 2005.

Tukman Grossman Capital Management, Inc.
Name	Title	Length of Service

Melvin Tukman	President and Director	Portfolio Manager of the Fund since October 1999.

Daniel Grossman	Vice President	Portfolio Manager of the Fund since October 1999.

Westfield Capital Management Company, L.P.
Name	Title with Subadviser	Length of Service

William Muggia	Chief Executive Officer, Partner and Chief Investment Officer	Portfolio Manager of the Fund since May 2005.

Arthur Bauernfeind, CFA	Chairman	Portfolio Manager of the Fund since May 2005.

Matthew Strobeck	Partner	Portfolio Manager of the Fund since April 2008.

Ethan Meyers, CFA	Partner	Portfolio Manager of the Fund since May 2005.

Scott Emerman, CFA	Partner	Portfolio Manager of the Fund since May 2005.

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates. The Fund is also available for investment by other Vantagepoint Funds.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Select Value Fund	Ticker Symbol: VPSVX

Investment Objective
To offer long-term growth from dividend income and capital appreciation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Subadviser fees	%
Other expenses	%
Total annual fund operating expenses	%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in common stocks of mid-capitalization U.S. companies that the Fund’s subadvisers believe present attractive investment opportunities at favorable prices in relation to the intrinsic worth of the issuer. The Fund generally will seek to invest in stocks with market capitalizations that fall within the range of companies in the Russell Midcap Value Index. The Fund may invest up to 10% of its net assets in real estate investment trusts.

The Fund also may invest in:

•	foreign equity securities;
•	U.S. preferred stock;
•	U.S. convertible securities; and
•	small-capitalization equity securities.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap and Mid-Cap Securities Risk—Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with investments in more established companies that have greater capitalization. Equity securities of small- and mid-capitalization companies are subject to greater price volatility than those of larger companies. This is generally due to: less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small- and mid-capitalization companies are more likely to have more limited product lines, fewer capital resources and less experienced management than larger companies.

Value Style Risk—The prices of securities a subadviser believes are undervalued may not appreciate as anticipated or may decrease. Value-oriented equity securities as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth-oriented” equity securities.

Real Estate Investment Trust (“REIT”) Securities Risk—When the profits or revenues of, or the value of real estate property owned by, REITs decline or fail to meet market expectations, REIT stock prices also may decline. Investments in REITs are subject to risks generally associated with investing in real estate, such as declining real estate value, over-building, property tax increases, increases in operating expenses and interest rates, insufficient levels of occupancy, the inability to obtain financing (at all or on acceptable terms), and the national, regional and local economic conditions affecting the real estate market. A REIT’s performance depends on the types and locations of the properties it owns and how well it manages and diversifies those properties or financings for real property acquisitions.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments.

Currency Risk—Investing in securities denominated in foreign currencies can cause gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Foreign currencies may decline in value relative to the U.S. dollar and adversely affect the Fund’s investments in foreign currencies or in securities that trade and receive revenues in, foreign currencies.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities (including changes in interest rates and in a company’s creditworthiness) and equity securities. The Fund, as a shareholder of preferred stock, may suffer losses if dividends are not paid. Some preferred stocks may be convertible securities.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities are generally rated below “investment grade” and as such tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional, non-convertible fixed income securities. The market prices of these securities also may experience greater volatility than the market prices of investment grade securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The returns for the Russell Midcap Value Index do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended		Since
December 31, 2009)	1 year	Inception*

Select Value Fund
Return before taxes	%	%
Return after taxes on distributions	%	%
Return after taxes on distributions and sale of fund shares	%	%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)%		%
Morningstar Mid-Cap Value Funds Average (reflects no deduction for taxes)%		%

*	October 30, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of return over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be distinct and complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Artisans Partners Limited Partnership
Name	Title with Subadviser	Length of Service

James C. Kieffer	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since September 2008.

Scott C. Satterwhite	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since September 2008.

George O. Sertl, Jr.	Portfolio Manager	Portfolio Manager of the Fund since September 2008.

Systematic Financial Management, L.P.
Name	Title with Subadviser	Length of Service

Ronald Mushock, CFA	Portfolio Manager	Portfolio Manager of the Fund since October 2007.

Kevin McCreesh, CFA	Chief Investment Officer	Portfolio Manager of the Fund since October 2007.

WEDGE Capital Management LLP
Name	Title with Subadviser	Length of Service

Paul M. VeZolles, CFA	General Partner and Lead Mid-Cap Analyst	Portfolio Manager of the Fund since October 2007.

Martin L. Robinson, CFA	General Partner and Portfolio Manager	Portfolio Manager of the Fund since October 2007.

John G. Norman	General Partner and Portfolio Manager	Portfolio Manager of the Fund since October 2007.

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates. The Fund is also available for investment by other Vantagepoint Funds.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Aggressive Opportunities Fund	Ticker Symbol: VPAOX

Investment Objective
To offer high long-term capital appreciation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Subadviser fees	%
Other expenses	%
Total annual fund operating expenses	%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in common stocks of small- to mid-capitalization U.S. and foreign companies that the Fund’s subadvisers believe offer the opportunity for high capital appreciation. The range of the mid-capitalization stocks in which the Fund normally invests is expected to be that of the Russell Midcap Index.

The Fund also may invest in:

•	foreign equity securities (including those of emerging markets countries);
•	U.S. and foreign preferred stock; and
•	U.S. and foreign convertible securities.

The Fund’s subadvisers may use futures and option contracts to seek to manage risk or to obtain market exposure. The Fund’s subadvisers also may seek to hedge against foreign currency risks by using forward currency contracts. Fund investments in derivatives are limited to 10% of the Fund’s net assets, but generally will not exceed 5% of the Fund’s net assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap and Mid-Cap Securities Risk—Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with investments in more established companies that have greater capitalization. Equity securities of small- and mid-capitalization companies are subject to greater price volatility than those of larger companies. This is generally due to: less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small- and mid-capitalization companies are more likely to have more limited product lines, fewer capital resources and less experienced management than larger companies.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Currency Risk—Investing in securities denominated in foreign currencies can cause gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Foreign currencies may decline in value relative to the U.S. dollar and adversely affect the Fund’s investments in foreign currencies or in securities that trade and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

Derivatives Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Further, the Fund may experience a loss if a subadviser incorrectly forecasts the relevant factors in using derivatives. The Fund’s investment in derivatives may involve a small amount of investment relative to the amount of risk assumed. There is no assurance that the Fund’s use of any derivatives strategy will succeed, that the instruments necessary to implement a derivatives strategy will be available or that a Fund will not lose money.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities (including changes in interest rates and in a company’s creditworthiness) and equity securities. The Fund, as a shareholder of preferred stock, may suffer losses if dividends are not paid. Some preferred stocks may be convertible securities.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities are generally rated below “investment grade” and as such tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional, non-convertible fixed income securities. The market prices of these securities also may experience greater volatility than the market prices of investment grade securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The returns for the Russell Midcap Growth Index do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended
December 31, 2009)	1 year	5 years	10 years

Aggressive Opportunities Fund
Return before taxes	%	%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Morningstar Mid-Cap Growth Funds Average (reflects no deduction for taxes)%		%	%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of return over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be distinct and complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Legg Mason Capital Management, Inc.
Name	Title with Subadviser	Length of Service

Sam Peters, CFA	Senior Vice President and Portfolio Manager	Portfolio Manager of the Fund since 2006.

Southeastern Asset Management, Inc.
Name	Title with Subadviser	Length of Service

O. Mason Hawkins, CFA	Chief Executive Officer	Portfolio Manager of the Fund since July 2002.

G. Staley Cates, CFA	President	Portfolio Manager of the Fund since July 2002.

T. Rowe Price Associates, Inc.
Name	Title with Subadviser	Length of Service

TimesSquare Capital Management, LLC
Name	Title with Subadviser	Length of Service

Tony Rosenthal, CFA	Managing Director and Portfolio Manager/Analyst	Portfolio Manager of the Fund since January 2006.

Grant Babyak	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since January 2006.

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates. The Fund is also available for investment by other Vantagepoint Funds.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Discovery Fund	Ticker Symbol: VPDSX

Investment Objective
To offer long-term capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Subadviser fees	%
Other expenses	%
Total annual fund operating expenses	%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, primarily in a combination of common stocks of U.S. small capitalization companies, Russell 2000 Index futures contracts, and U.S. and foreign fixed income securities. The Fund’s stocks are those that the Fund’s subadvisers believe have above-average potential for growth and that generally have market capitalizations that fall within the range of companies in the current Russell 2000 Index. The Fund’s U.S. and foreign fixed income securities are held as collateral in connection with the Fund’s use of futures contracts, may include government and agency securities, corporate bonds, mortgage-backed securities, asset-backed securities, and municipal securities, and at all times will have a portfolio effective duration not exceeding three years.

The Fund also may invest in:

•	foreign equity securities;
•	U.S. preferred stock; and
•	U.S. and foreign convertible securities.

The Fund’s fixed income securities will generally be investment grade securities (i.e., securities rated within the four highest grades by a major ratings agency or their unrated equivalents), however, up to 5% of the Fund’s net assets may be invested in securities rated below investment grade (i.e., high yield securities) with a minimum rating no lower than B (or its equivalent) by a major ratings agency, or that a subadviser deems to be of comparable quality.

In addition to Russell 2000 Index futures contracts, the Fund’s subadvisers also may use other derivatives. The Fund’s subadvisers may use futures and options contracts to seek to manage risk, or to obtain market exposure. The Fund’s subadvisers may use swap agreements to seek to manage interest rate and credit risks or obtain market exposure. The Fund’s subadvisers also may seek to hedge against foreign currency risks by using futures and forward currency contracts. Investments in derivative instruments will be limited to 15% of the Fund’s net assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap and Mid-Cap Securities Risk—Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with investments in more established companies that have greater capitalization. Equity securities of small- and mid-capitalization companies are subject to greater price volatility than those of larger companies. This is generally due to: less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small- and mid-capitalization companies are more likely to have more limited product lines, fewer capital resources and less experienced management than larger companies.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities (including changes in interest rates and in a company’s creditworthiness) and equity securities. The Fund, as a shareholder of preferred stock, may suffer losses if dividends are not paid. Some preferred stocks may be convertible securities.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Currency Risk—Investing in securities denominated in foreign currencies can cause gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Foreign currencies may decline in value relative to the U.S. dollar and adversely affect the Fund’s investments in foreign currencies or in securities that trade and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

Convertible Securities Risk—Convertible securities are generally rated below “investment grade” (or are unrated equivalents) and are exposed to high yield securities risk. The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Municipal Securities Risk—The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the Fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

Derivatives Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Further, the Fund may experience losses if a subadviser incorrectly forecasts the relevant economic factors in using derivatives. The Fund’s investment in derivatives may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments may also include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); and the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, that the instruments necessary to implement a derivatives strategy will be available or that a Fund will not lose money.

Swap Risk—Swap agreements involve the risk that the party with which the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements are not traded on exchanges or other organized markets and are less liquid than other derivative instruments.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decline; when interest rates fall, the market prices of fixed income securities usually will increase. Fixed income securities with shorter maturities are generally less sensitive to changes in interest rates than fixed income securities with longer maturities.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. Similarly, the counterparty of a derivatives contract may fail to meet its obligations under the contract. These events could cause the Fund’s share price or yield to fall.

Call Risk—A fixed income security may include a provision that allows the issuer to purchase the security back from its holder earlier than the final maturity date of the security, known as a “call feature.” Issuers often exercise this right when interest rates are low. Accordingly, holders of callable securities may not benefit from the increase in value that other fixed income securities generally experience when rates decline. After a call feature is exercised, the Fund may be forced to reinvest the proceeds received at the prevailing interest rate, which is likely to be lower than the interest rate paid on the security that was called.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of those securities. These securities are also subject to interest rate and credit risk. In addition, if mortgages underlying a mortgage-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities. Unanticipated defaults on underlying mortgages may hinder the issuer’s ability to make payments to securityholders, which decreases the value of the security.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of the securities. These securities are also subject to interest rate and credit risks. In addition, if loans underlying an asset-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile.

High Yield Securities Risk—Fixed income securities that are rated below “investment grade” or, if unrated, are considered by a subadviser to be of equivalent quality (commonly known as “high yield bonds” or “junk bonds”) are speculative and involve a greater risk of default than “investment grade” securities. The values of these securities are particularly sensitive to changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and economic and political conditions. The market prices of these securities also may experience greater volatility than the market prices of investment grade securities and may decline significantly in periods of general economic difficulty. These securities may be harder to value, and may present greater liquidity risk (particularly if the security has restrictions on resale).

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored entity is unable to meet its obligations, the Fund may experience a loss.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The returns for the Russell 2000 Index do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended		Since
December 31, 2009)	1 year	Inception*

Discovery Fund
Return before taxes	%	%
Return after taxes on distributions	%	%
Return after taxes on distributions and sale of fund shares	%	%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)%		%
Morningstar Small Blend Funds Average (reflects no deduction for taxes)%		%

*	October 30, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of return over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be distinct and complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Payden & Rygel
Name	Title with Subadviser	Length of Service

Asha B. Joshi, CFA	Managing Principal and Member of Investment Policy Committee	Portfolio Manager of the Fund since October 2007.

Brian Matthews, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since October 2007.

Wellington Management Company, LLP
Name	Title with Subadviser	Length of Service

Jamie A. Rome, CFA	Senior Vice President and Equity Portfolio Manager	Portfolio Manager of the Fund since October 2007.

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates. The Fund is also available for investment by other Vantagepoint Funds.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

International Fund	Ticker Symbol: VPINX

Investment Objective
To offer long-term capital growth and diversification by country.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Subadviser fees	%
Other expenses	%
Total annual fund operating expenses	%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests primarily in the common stocks of companies headquartered outside the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in foreign equity securities (which may include investment in emerging market securities). Strategies used by the Fund’s subadvisers include: 1) investing in equity securities believed to have above-average potential for growth across multiple capitalization sizes; and 2) investing in equity securities believed to be undervalued at the time of purchase.

The Fund also may invest in:

•	U.S. or foreign fixed income securities;
•	U.S. equity securities; and
•	U.S. or foreign convertible securities.

The Fund’s subadvisers may use futures and options contracts to seek to manage risk or to obtain market exposure. The Fund’s subadvisers also may use foreign currency contracts to obtain market exposure or to hedge against foreign currency risk. Fund investments in derivatives are limited to 10% of the market value of the Fund’s net assets, but generally will not exceed 5% of the market value of the Fund’s net assets.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Currency Risk—Investing in securities denominated in foreign currencies can cause gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Foreign currencies may decline in value relative to the U.S. dollar and adversely affect the Fund’s investments in foreign currencies or in securities that trade and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities (including changes in interest rates and in a company’s creditworthiness) and equity securities. The Fund, as a shareholder of preferred stock, may suffer losses if dividends are not paid. Some preferred stocks may be convertible securities.

Derivatives Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Further, the Fund may experience a loss if a subadviser incorrectly forecasts the relevant factors in using derivatives. The Fund’s investment in derivatives may involve a small amount of investment relative to the amount of risk assumed. There is no assurance that the Fund’s use of any derivatives strategy will succeed, that the instruments necessary to implement a derivatives strategy will be available or that a Fund will not lose money.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. Similarly, the counterparty of a derivatives contract may fail to meet its obligations under the contract. These events could cause the Fund’s share price or yield to fall.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decline; when interest rates fall, the market prices of fixed income securities usually will increase. Fixed income securities with shorter maturities are generally less sensitive to changes in interest rates than fixed income securities with longer maturities.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities are generally rated below “investment grade” and as such tend to be of lower credit quality, have a higher risk of default, and tend to be less liquid than traditional, non-convertible fixed income securities. The market prices of these securities also may experience greater volatility than the market prices of investment grade securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The returns for the MSCI Europe Australasia Far East (EAFE) (Net) Index do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended
December 31, 2009)	1 year	5 years	10 years

International Fund
Return before taxes	%	%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
MSCI EAFE (Net) Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Morningstar Foreign Large Blend Funds Average (reflects no deduction for taxes)%		%	%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of return over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be distinct and complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Artisan Partners Limited Partnership
Name	Title with Subadviser	Length of Service

Mark L. Yockey	Managing Director and Portfolio Manager	Portfolio Manager of the Fund since October 2002.

GlobeFlex Capital, LP
Name	Title with Subadviser	Length of Service

Robert Anslow	Chief Investment Officer	Portfolio Manager of the Fund since January 2006.

Mondrian Investment Partners Limited
Name	Title with Subadviser	Length of Service

Elizabeth Desmond	Director and Chief Investment Officer of International Equities	Portfolio Manager of the Fund since October 2009

Nigel Bliss	Senior Portfolio Manager	Portfolio Manager of the Fund since October 2009

Walter Scott & Partners Limited
Name	Title with Subadviser	Length of Service

Jane Henderson	Managing Director	Portfolio Manager of the Fund since May 2009

Roy Leckie	Director	Portfolio Manager of the Fund since May 2009

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates. The Fund is also available for investment by other Vantagepoint Funds.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Diversifying Strategies Fund (formerly the Diversified Assets Fund)	Ticker Symbol: VPDAX

Investment Objective
To offer long-term capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Subadviser fees	%
Other expenses	%
Total annual fund operating expenses	%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes). In combination, the Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and fixed income securities (including convertible securities) and foreign currencies through direct investments or through the use of derivative instruments. The Fund currently uses the following investment strategies:

•	Global Tactical Asset Allocation Strategy;
•	Low Duration-Plus Fixed Income Strategy; and
•	Convertible Securities Strategy.

Each of these investment strategies is described in more detail below.

•	Global Tactical Asset Allocation Strategy—The Fund allocates a portion of its assets to the global equity, investment-grade fixed income and currency markets, by investing in derivative instruments that provide investment exposure to fixed income securities, currencies and common or preferred stocks issued by companies, governments or their agencies or instrumentalities located in any part of the world, including emerging markets countries. These derivative instruments generate their returns from the performance of such fixed income securities, currencies or stocks and include, but are not limited to, futures and options contracts, swap agreements (including total return, credit default and interest rate swaps), and forward currency contracts.

•	Low Duration-Plus Fixed Income Strategy—Another portion of the Fund’s portfolio invests in short and intermediate maturity fixed income securities that combined generally have a portfolio effective duration of no greater than three years. These fixed income securities are generally investment grade securities (i.e., securities rated within the four highest grades by a major ratings agency or their unrated equivalents) that the Fund’s subadviser believes to be undervalued. Plus, the strategy also incorporates investments in non-core sectors and securities which may include but are not limited to below investment grade and unrated securities, foreign securities, including emerging markets securities, inflation-protected securities, and currencies, that the Fund’s subadviser believes offer attractive investment opportunities. The Fund may use derivative instruments as part of this fixed income strategy and seeks to reduce risk of loss due to currency fluctuations by hedging its non-U.S. dollar exposure using a variety of techniques, including forward currency contracts.

•	Convertible Securities Strategy—The Fund allocates a portion of its assets to a portfolio of convertible securities of U.S. or foreign companies (which may include those in emerging markets). The Fund’s subadvisers seek to invest in those securities they believe are undervalued and represent an attractive risk/reward potential. Many of these securities are rated below investment grade. The Fund’s subadvisers also may invest in a combination of either convertible or non-convertible bonds, and common stocks or equity options, to seek to replicate the investment exposure of convertible securities or to seek to manage risk. The Fund’s subadvisers implementing this strategy may also invest in non-convertible bonds, common stocks, as well as “restricted” securities, such as Rule 144A securities.

The Fund uses derivative instruments, including futures and options contracts, swap agreements, and foreign currency contracts, to seek to achieve desired market exposure, enhance portfolio efficiency, or manage risk. Trading in derivative instruments is used as an alternative to, or in conjunction with, buying, selling and holding stocks and fixed income securities.

The Fund may take both long and short positions in derivatives (short positions may involve greater risks than long positions, as the risk of loss is theoretically unlimited, unlike a long position, in which the risk of loss may be limited to the amount invested). The market value of the Fund’s net assets held in short positions in derivatives is not expected to exceed 25% of the market value of the Fund’s net assets (normally, on average and over the long term, this percentage is expected to be between 0 and 10%). The Fund will not sell underlying securities short. The Fund also will not invest in physical commodities or derivative instruments backed by physical commodities. The Fund’s investments in credit default swaps will not exceed 5% of the Fund’s net assets (measured immediately following each such investment).

The Fund will generally hold a significant portion of its assets in high-quality, short-term fixed-income securities, in order to provide liquidity and meet derivatives collateral obligations. The Fund may also invest in mortgage-backed securities and asset-backed securities. Under normal circumstances, the Fund invests at least 40% of its net assets in fixed income securities. The Fund’s investments in fixed income securities generally are rated B or higher by a major ratings agency (or are the unrated equivalent); however, securities rated CCC (which are high yield securities) will not exceed 5% of the of the Fund’s net assets.

Although the Fund strives to have less long-term volatility than stocks in general, the Fund’s investment returns may be volatile over short periods of time. In addition, although the Fund may have low correlation to traditional asset classes (and therefore, for example, may outperform the stock market during periods of negative stock market performance and may underperform the stock market during periods of strong stock market performance), there can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will outperform the overall stock or bond markets. Further, there can be no assurance that the Fund will have less long-term volatility than the stock markets or have a low correlation to stocks and bonds (i.e., the Fund’s returns could move in tandem with those traditional asset classes).

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Derivatives Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Further, the Fund may experience a loss if a subadviser incorrectly forecasts the relevant factors in using derivatives. The Fund’s investment in derivatives may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments may also include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument, and the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (valuation risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, that the instruments necessary to implement a derivatives strategy will be available or that a Fund will not lose money.

Swap Risk—Swap agreements involve the risk that the party with which the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements are not traded on exchanges or other organized markets and are less liquid than other derivative instruments.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. Similarly, the counterparty of a derivatives contract may fail to meet its obligations under the contract. These events could cause the Fund’s share price or yield to fall.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decline; when interest rates fall, the market prices of fixed income securities usually will increase. Fixed income securities with shorter maturities are generally less sensitive to changes in interest rates than fixed income securities with longer maturities.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of those securities. These securities are also subject to interest rate and credit risk. In addition, if mortgages underlying a mortgage-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgage-backed loans to borrowers with lower credit ratings that pose a higher risk of default. Unanticipated defaults on underlying mortgages may hinder the issuer’s ability to make payments to securityholders, which decreases the value of the security. Recently there has been limited liquidity for mortgage-backed securities, which can adversely affect their market value, and which could continue or worsen over time. Some mortgage-backed securities are subordinated to other interests in the same pool of mortgages, and the holder of such securities would only receive payments after obligations to other interests have been paid.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of the securities. These securities are also subject to interest rate and credit risks. In addition, if loans underlying an asset-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile. Some asset-backed securities are subordinated to other interests in the same pool of assets and the holder of such securities would only receive payments after obligations to other interests have been paid.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored entity is unable to meet its obligations, the Fund may experience a loss.

High Yield Securities Risk—Fixed income securities that are rated below “investment grade” or, if unrated, are considered by a subadviser to be of equivalent quality (commonly known as “high yield bonds” or “junk bonds”) are speculative and involve a greater risk of default than “investment grade” securities. The values of these securities are particularly sensitive to changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and economic and political conditions. The market prices of these securities also may experience greater volatility than the market prices of investment grade securities and may decline significantly in periods of general economic difficulty. These securities may be harder to value, and may present greater liquidity risk (particularly if the security has restrictions on resale). As a result, the Fund’s subadviser(s) may find it more difficult to sell these securities or may have to sell them at lower prices. The default rate is likely to be higher during economic recessions or periods of high interest rates. All of these risks may be heightened with respect to smaller, less well known issuers.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Currency Risk—Investing in securities denominated in foreign currencies can cause gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Foreign currencies may decline in value relative to the U.S. dollar and adversely affect the Fund’s investments in foreign currencies or in securities that trade and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

Convertible Securities Risk—Convertible securities are generally rated below “investment grade” (or are unrated equivalents) and are exposed to high yield securities risk. The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities (including changes in interest rates and in a company’s creditworthiness) and equity securities. The Fund, as a shareholder of preferred stock, may suffer losses if dividends are not paid. Some preferred stocks may be convertible securities.

Inflation-Adjusted Securities Risk—In general, the price of an inflation-adjusted security falls when real interest rates rise, and rises when real interest rates fall. The “real” interest rate is approximately the nominal interest rate excluding the current inflation rate. Interest payments on inflation-adjusted securities will vary as the principal or interest is adjusted for inflation and may be more volatile than interest paid on ordinary fixed income securities. Inflation-adjusted securities and the funds that invest in them may not produce a steady income stream, particularly during deflationary periods. In fact, during periods of extreme deflation, these securities may provide no income.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Active Trading Risk—The Fund may engage in a significant number of short-term transactions, which may adversely affect performance. Increased portfolio turnover may result in higher brokerage costs or other transactions fees and expenses. These costs are ultimately passed on to shareholders.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a custom benchmark. The returns for the Barclays Capital U.S. Intermediate Aggregate Bond Index and the Custom Benchmark do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to January 4, 2010, the Fund had a different name and different principal investment strategies. There is no assurance that the Fund will be able to achieve long-term investment results similar to those achieved prior to January 4, 2010. Investors should take into account the likely impact of these changes to the Fund’s principal investment strategies before deciding to buy, hold or sell shares of the Fund. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended		Since
December 31, 2009)	1 year	Inception*

Diversifying Strategies Fund
Return before taxes	%	%
Return after taxes on distributions	%	%
Return after taxes on distributions and sale of fund shares	%	%
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)%		%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)**	%	%

*	October 30, 2007
**	The Fund’s Custom Benchmark is comprised of 50% Barclays Capital U.S. Intermediate Aggregate Bond Index and 50% S&P 500 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)
VIA uses a multi-management strategy for the Fund by using more than one subadviser. A multi-management strategy seeks to improve consistency of return over time by eliminating reliance on the results of a single subadviser. Therefore, VIA allocates Fund assets among multiple subadvisers practicing what it believes to be distinct and complementary investment strategies. VIA manages the investment process by evaluating, recommending, and monitoring the Fund’s subadvisers.

Subadvisers

Analytic Investors, LLC
Name	Title with Subadviser	Length of Service

Harinda de Silva, Ph.D, CFA	President and Portfolio Manager	Portfolio Manager of the Fund since October 2007

Greg McMurran	Chief Investment Officer	Portfolio Manager of the Fund since October 2007

David Krider, CFA	Portfolio Manager	Portfolio Manager of the Fund since January 2009

Ram Willner, D.B.A.	Portfolio Manager	Portfolio Manager of the Fund since June 2008

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Helen Potter, CFA	Managing Director, Asset Allocation	Portfolio Manager of the Fund since October 2007

Vassilis Dagioglu	Managing Director, Asset Allocation	Portfolio Manager of the Fund since October 2007

James H. Stavena	Managing Director, Asset Allocation	Portfolio Manager of the Fund since October 2007

Payden & Rygel
Name	Title with Subadviser	Length of Service

Brian W. Matthews, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since October 2007

Mary Beth Syal, CFA	Managing Principal and Senior Member of Investment Policy Committee	Portfolio Manager of the Fund since March 2008

Calamos Advisors, LLC
Name	Title with Subadviser	Length of Service

John P. Calamos, Sr.	Chairman, CEO and Co-Chief Investment Officer	Portfolio Manager of the Fund since January 2010

Nick P. Calamos	President of Investments and Co-Chief Investment Officer	Portfolio Manager of the Fund since January 2010

John P. Calamos, Jr.	Executive Vice President and Senior Strategy Analyst	Portfolio Manager of the Fund since January 2010

John Hillenbrand	Senior Vice President and Senior Strategy Analyst	Portfolio Manager of the Fund since January 2010

Steve Klouda	Senior Vice President and Senior Strategy Analyst	Portfolio Manager of the Fund since January 2010

Jeff Scudieri	Senior Vice President and Co-Head of Research and Investments, Senior Strategy Analyst	Portfolio Manager of the Fund since January 2010

Jon Vacko	Senior Vice President and Co-Head of Research and Investments	Portfolio Manager of the Fund since January 2010

Shenkman Capital Management, Inc.
Name	Title with Subadviser	Length of Service

Mark R. Shenkman	President and Chief Investment Officer	Portfolio Manager of the Fund since January 2010

Raymond F. Condon	Senior Vice President and Portfolio Manager	Portfolio Manager of the Fund since January 2010

Purchase and Sale of Fund Shares—The Fund is available for investment only by the Vantagepoint Model Portfolio Funds and Vantagepoint Milestone Funds.

Tax Information—Not Applicable

Financial Intermediary Compensation—Not Applicable

Core Bond Index Fund	Ticker Symbol: Class I: VPCIX

Class II: VPCDX

Investment Objective
To offer current income by approximating the performance of the Barclays Capital U.S. Aggregate Bond Index.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	Class I	Class II

Management fees	%	%
Subadviser fees	%	%
Other expenses	%	%
Total annual fund operating expenses	%	%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class II

1 year	$	$
3 years	$	$
5 years	$	$
10 years	$	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in a sampling of bonds and other fixed income securities selected and weighted to seek to result in investment characteristics comparable to those of the Barclays Capital U.S. Aggregate Bond Index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing, which means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. In doing so, the subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index which consists of investment-grade U.S. dollar-denominated fixed income securities (i.e., U.S. dollar-denominated securities rated within the four highest grades by a major ratings agency or their unrated equivalents).

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decline; when interest rates fall, the market prices of fixed income securities usually will increase. Fixed income securities with shorter maturities are generally less sensitive to changes in interest rates than fixed income securities with longer maturities.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of those securities. These securities are also subject to interest rate and credit risk. In addition, if mortgages underlying a mortgage-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities. Mortgage-related securities may have exposure to subprime mortgages, which are mortgage-backed loans to borrowers with lower credit ratings that pose a higher risk of default. Unanticipated defaults on underlying mortgages may hinder the issuer’s ability to make payments to securityholders, which decreases the value of the security. Recently there has been limited liquidity for mortgage-backed securities, which can adversely affect their market value, and which could continue or worsen over time. Some mortgage-backed securities are subordinated to other interests in the same pool of mortgages, and the holder of such securities would only receive payments after obligations to other interests have been paid.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of the securities. These securities are also subject to interest rate and credit risks. In addition, if loans underlying an asset-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. This could cause the Fund’s share price or yield to fall.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index, such as additions or deletions of securities contained in the index, and rebalancing; and (iii) the timing of cash flows into and out of the Fund. Tracking error may be more significant due to the use of sampling by the Funds subadviser to approximate the performance of the index by investing in fewer securities than are contained in the benchmark index. There may also appear to be tracking error due to the use of different pricing sources by the Fund and the benchmark index. As with any mutual fund, there can be no guarantee that the Fund will achieve its objective.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The returns for the Barclays Capital U.S. Aggregate Bond Index do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

	1 year		5 years		10 years

Average Annual
Total Returns
(for the periods ended
December 31, 2009)	Class I	Class II	Class I	Class II	Class I	Class II

Core Bond Index Fund

Return before taxes	%	%	%	%	%	%
Return after taxes on distributions	%		%		%
Return after taxes on distributions and sale of fund shares	%		%		%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)%			%		%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Subadviser

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

David Kwan, CFA	Managing Director, Fixed Income Management and Trading	Portfolio Manager of the Fund since March 2004.

Lowell Bennett, CFA	Managing Director, Fixed Income Management and Trading	Portfolio Manager of the Fund since March 2004.

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates. The Fund is also available for investment by other Vantagepoint Funds.

Class I shares of the Index Funds are available to IRAs and other individual accounts and to any public sector employer plans that meet certain qualifying characteristics as described in the Prospectus. Class II shares of the Index Funds are available to public sector employer plans that meet certain qualifying characteristics as described in the Prospectus.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

500 Stock Index Fund	Ticker Symbol: Class I: VPFIX	Class II: VPSKX

Investment Objective
To offer long-term capital growth by approximating the performance of the S&P 500 Index.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	Class I	Class II

Management fees	%	%
Subadviser fees	%	%
Other expenses	%	%
Total annual fund operating expenses	%	%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class II

1 year	$	$
3 years	$	$
5 years	$	$
10 years	$	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in a portfolio that consists of the stocks in the S&P 500 Index, weighted to seek to replicate the investment characteristics of the S&P 500 Index and performance that correlates with that of the index.

The Fund follows an indexed or “passively managed” approach to investing, which means that the Fund’s subadviser selects securities for investment. The S&P 500 Index is an unmanaged index that consists of 500 common stocks representing larger capitalization companies traded in the U.S.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index, such as additions or deletions of securities contained in the index, and rebalancing; and (iii) the timing of cash flows into and out of the Fund. As with any mutual fund, there can be no guarantee that the Fund will achieve its objective.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The returns for the S&P 500 Index do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

	1 year		5 years		10 years

Average Annual
Total Returns
(for the periods ended
December 31, 2009)	Class I	Class II	Class I	Class II	Class I	Class II

500 Stock Index Fund
Return before taxes	%	%	%	%	%	%
Return after taxes on distributions	%		%		%
Return after taxes on distributions and sale of fund shares	%		%		%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)%			%		%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Subadviser

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Karen Q. Wong, CFA	Managing Director, Equity Index Strategies	Portfolio Manager of the Fund since March 2004.

Richard Brown, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since March 2004.

Thomas J. Durante, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since July 2009.

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates. The Fund is also available for investment by other Vantagepoint Funds.

Class I shares of the Index Funds are available to IRAs and other individual accounts and to any public sector employer plans that meet certain qualifying characteristics as described in the Prospectus. Class II shares of the Index Funds are available to public sector employer plans that meet certain qualifying characteristics as described in the Prospectus.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Broad Market Index Fund	Ticker Symbol: Class I: VPMIX	Class II: VPBMX

Investment Objective
To offer long-term capital growth by approximating the performance of the Wilshire 5000 Total Market Index.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	Class I	Class II

Management fees	%	%
Subadviser fees	%	%
Other expenses	%	%
Total annual fund operating expenses	%	%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class II

1 year	$	$
3 years	$	$
5 years	$	$
10 years	$	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in a sampling of common stocks selected and weighted to seek to result in investment characteristics comparable to those of the Wilshire 5000 Total Market Index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing, which means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. In doing so, the subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Wilshire 5000 Total Market Index is an unmanaged index that consists of all U.S. equity issues with readily available price data (which includes common stocks, interests in real estate investment trusts and limited partnership interests) and is calculated using a float-adjusted market capitalization weighting.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap and Mid-Cap Securities Risk—Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with investments in more established companies that have greater capitalization. Equity securities of small- and mid-capitalization companies are subject to greater price volatility than those of larger companies. This is generally due to: less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small- and mid-capitalization companies are more likely to have more limited product lines, fewer capital resources and less experienced management than larger companies.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index, such as additions or deletions of securities contained in the index, and rebalancing; and (iii) the timing of cash flows into and out of the Fund. Tracking error may be more significant due to the use of sampling by the Funds subadviser to approximate the performance of the index by investing in fewer securities than are contained in the benchmark index. As with any mutual fund, there can be no guarantee that the Fund will achieve its objective.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The returns for the Wilshire 5000 Total Market Index do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

	1 year		5 years		10 years

Average Annual
Total Returns
(for the periods ended
December 31, 2009)	Class I	Class II	Class I	Class II	Class I	Class II

Broad Market Index Fund
Return before taxes	%	%	%	%	%	%
Return after taxes on distributions	%		%		%
Return after taxes on distributions and sale of fund shares	%		%		%
Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses, or taxes)%			%		%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Subadviser

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Karen Q. Wong, CFA	Managing Director, Equity Index Strategies	Portfolio Manager of the Fund since March 2004.

Richard Brown, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since March 2004.

Thomas J. Durante, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since July 2009.

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates. The Fund is also available for investment by other Vantagepoint Funds.

Class I shares of the Index Funds are available to IRAs and other individual accounts and to any public sector employer plans that meet certain qualifying characteristics as described in the Prospectus. Class II shares of the Index Funds are available to public sector employer plans that meet certain qualifying characteristics as described in the Prospectus.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an

IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Mid/Small Company Index Fund	Ticker Symbol: Class I: VPSIX

Class II: VPMSX

Investment Objective
To offer long-term capital growth by approximating the performance of the Wilshire 4500 Completion Index.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	Class I	Class II

Management fees	%	%
Subadviser fees	%	%
Other expenses	%	%
Total annual fund operating expenses	%	%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class II

1 year	$	$
3 years	$	$
5 years	$	$
10 years	$	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in a sampling of securities selected and weighted to seek to result in investment characteristics comparable to those of the Wilshire 4500 Completion Index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing, which means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. In doing so, the subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Wilshire 4500 Completion Index is an unmanaged index that consists of all equity issues (including common stocks, interests in real estate investment trusts, and limited partnership interests) in the Wilshire 5000 Total Market Index except for those included in the S&P 500 Index.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap and Mid-Cap Securities Risk—Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with investments in more established companies that have greater capitalization. Equity securities of small- and mid-capitalization companies are subject to greater price volatility than those of larger companies. This is generally due to: less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small- and mid-capitalization companies are more likely to have more limited product lines, fewer capital resources and less experienced management than larger companies.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index, such as additions or deletions of securities contained in the index, and rebalancing; and (iii) the timing of cash flows into and out of the Fund. Tracking error may be more significant due to the use of sampling by the Funds subadviser to approximate the performance of the index by investing in fewer securities than are contained in the benchmark index. As with any mutual fund, there can be no guarantee that the Fund will achieve its objective.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The returns for the Wilshire 4500 Completion Index do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

	1 year		5 years		10 years

Average Annual Total Returns
(for the periods ended
December 31, 2009)	Class I	Class II	Class I	Class II	Class I	Class II

Mid/Small Company Index Fund
Return before taxes	%	%	%	%	%	%
Return after taxes on distributions	%		%		%
Return after taxes on distributions and sale of fund shares	%		%		%
Wilshire 4500 Completion Index (reflects no deduction for fees, expenses, or taxes)%			%		%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Subadvisers

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Karen Q. Wong, CFA	Managing Director, Equity Index Strategies	Portfolio Manager of the Fund since March 2004.

Richard Brown, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since March 2004.

Thomas J. Durante, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since July 2009.

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates. The Fund is also available for investment by other Vantagepoint Funds.

Class I shares of the Index Funds are available to IRAs and other individual accounts and to any public sector employer plans that meet certain qualifying characteristics as described in the Prospectus. Class II shares of the Index Funds are available to public sector employer plans that meet certain qualifying characteristics as described in the Prospectus.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an

IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Overseas Equity Index Fund	Ticker Symbol: Class I: VPOIX

Class II: VPOEX

Investment Objective
To offer long-term capital growth and diversification by approximating the performance of the MSCI Europe Australasia Far East (EAFE) (Net) Index.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)	Class I	Class II

Management fees	%	%
Subadviser fees	%	%
Other expenses	%	%
Total annual fund operating expenses	%	%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class II

1 year	$	$
3 years	$	$
5 years	$	$
10 years	$	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, at least 90% of its net assets in a sampling of equity securities selected and weighted to seek to result in investment characteristics comparable to those of the MSCI EAFE (Net) Index and performance that correlates with the performance of that index.

The Fund follows an indexed or “passively managed” approach to investing, which means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. In doing so, the subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The MSCI EAFE (Net) Index is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments.

Currency Risk—Investing in securities denominated in foreign currencies can cause gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Foreign currencies may decline in value relative to the U.S. dollar and adversely affect the Fund’s investments in foreign currencies or in securities that trade and receive revenues in, foreign currencies.

Index Fund Risk—The Fund is designed to approximate the investment characteristics and performance of a specified index. Performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the benchmark index, such as additions or deletions of securities contained in the index, and rebalancing; and (iii) the timing of cash flows into and out of the Fund. Tracking error may be more significant due to the use of sampling by the Funds subadviser to approximate the performance of the index by investing in fewer securities than are contained in the benchmark index. There may also appear to be tracking error due to the use of different pricing sources by the Fund and the benchmark index. As with any mutual fund, there can be no guarantee that the Fund will achieve its objective.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The returns for the MSCI EAFE (Net) Index do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

	1 year		5 years		10 years

Average Annual Total Returns
(for the periods ended
December 31, 2009)	Class I	Class II	Class I	Class II	Class I	Class II

Overseas Equity Index Fund
Return before taxes	%	%	%	%	%	%
Return after taxes on distributions	%		%		%
Return after taxes on distributions and sale of fund shares	%		%		%
MSCI EAFE (Net) Index (reflects no deduction for fees, expenses, or taxes)%			%		%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for Class II shares will vary.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Subadviser

Mellon Capital Management Corporation
Name	Title with Subadviser	Length of Service

Karen Q. Wong, CFA	Managing Director, Equity Index Strategies	Portfolio Manager of the Fund since 2004.

Richard Brown, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since March 2004.

Thomas J. Durante, CFA	Director, Equity Portfolio Management	Portfolio Manager of the Fund since July 2009.

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates. The Fund is also available for investment by other Vantagepoint Funds.

Class I shares of the Index Funds are available to IRAs and other individual accounts and to any public sector employer plans that meet certain qualifying characteristics as described in the Prospectus. Class II shares of the Index Funds are available to public sector employer plans that meet certain qualifying characteristics as described in the Prospectus.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an

IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Model Portfolio Savings Oriented Fund	Ticker Symbol: VPSOX

Investment Objective
To offer capital preservation, reasonable current income, and some capital growth while seeking to limit risk.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Other expenses	%
Acquired fund fees and expenses[1]	%
Total annual fund operating expenses[2]	%

[1]	Shareholders of the Fund indirectly pay the expenses of the Acquired funds. Acquired fund expenses may change over time and will differ depending upon the Fund’s asset allocation among Acquired funds.
[2]	The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflects the Fund’s operating expenses and does not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments, and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	26% - 36%

Core Bond Index Fund (Class I)	4% - 14%

Inflation Protected Securities Fund	10% - 20%

Equity Funds:	Allocation Range:

Equity Income Fund	5% - 15%

Growth & Income Fund	5% - 15%

International Fund	0% - 10%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	18% - 22%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation. The adviser may, at its discretion, change the target allocations within the allocation ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

The Model Portfolio Savings Oriented Fund may be appropriate if you are seeking to preserve principal with some opportunity for inflation protection and growth, if you have a low tolerance for price fluctuations, or if you wish to invest for the shorter term.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss. The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decline; when interest rates fall, the market prices of fixed income securities usually will increase. Fixed income securities with shorter maturities are generally less sensitive to changes in interest rates than fixed income securities with longer maturities.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of those securities. These securities are also subject to interest rate and credit risk. In addition, if mortgages underlying a mortgage-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities. Unanticipated defaults on underlying mortgages may hinder the issuer’s ability to make payments to securityholders, which decreases the value of the security.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of the securities. These securities are also subject to interest rate and credit risks. In addition, if loans underlying an asset-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. This could cause the Fund’s share price or yield to fall.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Derivatives Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Further, the Fund may experience a loss if a subadviser incorrectly forecasts the relevant factors in using derivatives. The Fund’s investment in derivatives may involve a small amount of investment relative to the amount of risk assumed. There is no assurance that the Fund’s use of any derivatives strategy will succeed, that the instruments necessary to implement a derivatives strategy will be available or that a Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The returns for the Barclays Capital U.S. Intermediate Aggregate Bond Index and the Custom Benchmark do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For periods before December 4, 2000, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund’s adviser. This past performance was adjusted at the Fund’s inception to reflect expenses of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund’s performance may have been lower. Prior to January 4, 2010, the Fund had different principal investment strategies. There is no assurance that the Fund will be able to achieve long-term investment results similar to those achieved prior to January 4, 2010. Investors should take into account the likely impact of these changes to the Fund’s principal investment strategies before deciding to buy, hold or sell shares of the Fund. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended			10 years/Since
December 31, 2009)	1 year	5 years	Inception*

Model Portfolio Savings Oriented Fund
Return before taxes	%	%	%
Return before taxes (after December 4, 2000)%		%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Custom Benchmark (reflects no deductions for (fees, expenses or taxes)**	%	%	%
Morningstar Conservative Allocation Funds Average (reflects no deduction for taxes)%		%	%

*	Shares of the Fund were offered beginning December 4, 2000. The information for the Fund for prior periods represents performance of the Fund’s predecessor commingled fund, which was offered beginning February 9, 1995. After-tax performance is provided for periods after December 4, 2000.
**	The custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s percentage asset allocations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President Chief Investment Officer	Portfolio Manager of the Fund since 2004

David Braverman, CFA	Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Model Portfolio Conservative Growth Fund	Ticker Symbol: VPCGX

Investment Objective
To offer reasonable current income and capital preservation, with modest potential for capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Acquired fund fees and expenses[1]	%
Other expenses	%
Total annual fund operating expenses[2]	%

[1]	Shareholders of the Fund indirectly pay the expenses of the Acquired funds. Acquired fund expenses may change over time and will differ depending upon the Fund’s asset allocation among Acquired funds.
[2]	The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflects the Fund’s operating expenses and does not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 41% fixed income investments, 40% equity investments, and 19% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:

Fixed Income Funds:	Allocation Range:

Low4 Duration Bond Fund	14% - 24%

Core Bond Index Fund (Class I)	7% - 17%

Inflation Protected Securities Fund	5% - 15%

Equity Funds:	Allocation Range:

Equity Income Fund	6% - 16%

Growth & Income Fund	4% - 14%

Growth Fund	1% - 11%

Select Value Fund	0% - 8%

Aggressive Opportunities Fund	0% - 8%

International Fund	3% - 13%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	17% - 21%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation. The adviser may, at its discretion, change the target allocations within the allocation ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

The Model Portfolio Conservative Growth Fund may be a an appropriate investment if you seek fairly predictable current income but also desire the opportunity for higher returns without high volatility. Although less than half of the Fund is invested in stocks, you should be willing to accept short-term fluctuations or possible losses in the value of your investment. The Fund could be appropriate if you intend to invest for the intermediate term.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss. The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decline; when interest rates fall, the market prices of fixed income securities usually will increase. Fixed income securities with shorter maturities are generally less sensitive to changes in interest rates than fixed income securities with longer maturities.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of those securities. These securities are also subject to interest rate and credit risk. In addition, if mortgages underlying a mortgage-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities. Unanticipated defaults on underlying mortgages may hinder the issuer’s ability to make payments to securityholders, which decreases the value of the security.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of the securities. These securities are also subject to interest rate and credit risks. In addition, if loans underlying an asset-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. This could cause the Fund’s share price or yield to fall.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Small-Cap and Mid-Cap Securities Risk—Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with investments in more established companies that have greater capitalization. Equity securities of small- and mid-capitalization companies are subject to greater price volatility than those of larger companies. This is generally due to: less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small- and mid-capitalization companies are more likely to have more limited product lines, fewer capital resources and less experienced management than larger companies.

Derivatives Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Further, the Fund may experience a loss if a subadviser incorrectly forecasts the relevant factors in using derivatives. The Fund’s investment in derivatives may involve a small amount of investment relative to the amount of risk assumed. There is no assurance that the Fund’s use of any derivatives strategy will succeed, that the instruments necessary to implement a derivatives strategy will be available or that a Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The returns for the Barclays Capital U.S. Intermediate Aggregate Bond Index and the Custom Benchmark do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
For periods before December 4, 2000, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund’s adviser. This past performance was adjusted at the Fund’s inception to reflect expenses of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund’s performance may have been lower. Prior to January 4, 2010, the Fund had different principal investment strategies. There is no assurance that the Fund will be able to achieve long-term investment results similar to those achieved prior to January 4, 2010. Investors should take into account the likely impact of these changes to the Fund’s principal investment strategies before deciding to buy, hold or sell shares of the Fund. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended			10 years/Since
December 31, 2009)	1 year	5 years	Inception*

Model Portfolio Conservative Growth Fund
Return before taxes	%	%	%
Return before taxes (after December 4, 2000)%		%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Custom Benchmark (reflects no deductions for fees, expenses or taxes)**	%	%	%
Morningstar Conservative Allocation Funds Average (reflects no deduction for taxes)%		%	%

*	Shares of the Fund were offered beginning December 4, 2000. The information for the Fund for prior periods represents performance of the Fund’s predecessor commingled fund, which was offered beginning April 1, 1996. After-tax performance is provided for periods after December 4, 2000.
**	The custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s percentage asset allocations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President Chief Investment Officer	Portfolio Manager of the Fund since 2004

David Braverman, CFA	Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Model Portfolio Traditional Growth Fund	Ticker Symbol: VPTGX

Investment Objective
To offer moderate capital growth and reasonable current income.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Other expenses	%
Acquired fund fees and expenses[1]	%
Total annual fund operating expenses[2]	%

[1]	Shareholders of the Fund indirectly pay the expenses of the Acquired funds. Acquired fund expenses may change over time and will differ depending upon the Fund’s asset allocation among Acquired funds.
[2]	The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflects the Fund’s operating expenses and does not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 25% fixed income investments, 60% equity investments, and 15% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	3% - 13%

Core Bond Index Fund (Class I)	8% - 18%

Inflation Protected Securities Fund	0% - 9%

Equity Funds:	Allocation Range:

Equity Income Fund	7% - 17%

Growth & Income Fund	7% - 17%

Growth Fund	5% - 15%

Select Value Fund	1% - 11%

Aggressive Opportunities Fund	1% - 11%

Discovery Fund	0% - 8%

International Fund	7% - 17%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	13% - 17%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation. The adviser may, at its discretion, change the target allocations within the allocation ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

With more than half of the Fund invested in stocks, including growth stocks, a moderate level of volatility should be expected. The Model Portfolio Traditional Growth Fund may be an appropriate investment if you wish to participate in the returns expected from stocks but also want to seek to maintain moderate volatility. This Fund could be appropriate if you intend to invest for the intermediate or longer term.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss. The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decline; when interest rates fall, the market prices of fixed income securities usually will increase. Fixed income securities with shorter maturities are generally less sensitive to changes in interest rates than fixed income securities with longer maturities.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of those securities. These securities are also subject to interest rate and credit risk. In addition, if mortgages underlying a mortgage-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities. Unanticipated defaults on underlying mortgages may hinder the issuer’s ability to make payments to securityholders, which decreases the value of the security.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of the securities. These securities are also subject to interest rate and credit risks. In addition, if loans underlying an asset-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. This could cause the Fund’s share price or yield to fall.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Small-Cap and Mid-Cap Securities Risk—Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with investments in more established companies that have greater capitalization. Equity securities of small- and mid-capitalization companies are subject to greater price volatility than those of larger companies. This is generally due to: less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small- and mid-capitalization companies are more likely to have more limited product lines, fewer capital resources and less experienced management than larger companies.

Derivatives Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Further, the Fund may experience a loss if a subadviser incorrectly forecasts the relevant factors in using derivatives. The Fund’s investment in derivatives may involve a small amount of investment relative to the amount of risk assumed. There is no assurance that the Fund’s use of any derivatives strategy will succeed, that the instruments necessary to implement a derivatives strategy will be available or that a Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The returns for the S&P 500 Index and the Custom Benchmark do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For periods before December 4, 2000, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund’s adviser. This past performance was adjusted at the Fund’s inception to reflect expenses of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund’s performance may have been lower. Prior to January 4, 2010, the Fund had different principal investment strategies. There is no assurance that the Fund will be able to achieve long-term investment results similar to those achieved prior to January 4, 2010. Investors should take into account the likely impact of these changes to the Fund’s principal investment strategies before deciding to buy, hold or sell shares of the Fund. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended			10 years/Since
December 31, 2009)	1 year	5 years	Inception*

Model Portfolio Traditional Growth Fund
Return before taxes	%	%	%
Return before taxes (after December 4, 2000)%		%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Custom Benchmark (reflects no deduction for fees, expenses or taxes)**	%	%	%
Morningstar Moderate Allocation Funds Average (reflects no deduction for taxes)%		%	%

*	Shares of the Fund were offered beginning December 4, 2000. The information for the Fund for prior periods represents performance of the Fund’s predecessor commingled fund, which was offered beginning April 1, 1996. After-tax performance is provided for periods after December 4, 2000.
**	The custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s percentage asset allocations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President Chief Investment Officer	Portfolio Manager of the Fund since 2004

David Braverman, CFA	Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Model Portfolio Long-Term Growth Fund	Ticker Symbol: VPLGX

Investment Objective
To offer high long-term capital growth and modest current income.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Other expenses	%
Acquired fund fees & expenses[1]	%
Total annual fund operating expenses[2]	%

[1]	Shareholders of the Fund indirectly pay the expenses of the Acquired funds. Acquired fund expenses may change over time and will differ depending upon the Fund’s asset allocation among Acquired funds.
[2]	The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflects the Fund’s operating expenses and does not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 13% fixed income investments, 75% equity investments, and 12% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:

Fixed Income Funds:	Allocation Range:

Core Bond Index Fund (Class I)	8% - 18%

Equity Funds:	Allocation Range:

Equity Income Fund	8% - 18%

Growth & Income Fund	8% - 18%

Growth Fund	7% - 17%

Select Value Fund	4% - 14%

Aggressive Opportunities Fund	4% - 14%

Discovery Fund	0% - 10%

International Fund	11% - 21%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	10% - 14%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation. The adviser may, at its discretion, change the target allocations within the allocation ranges set forth above and within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

The sizable allocation to stocks means the Model Portfolio Long-Term Growth Fund should be considered an aggressive investment. It may be an appropriate investment if you intend to invest for the long term (10 years or more), are seeking to maximize the opportunity for principal growth, and are willing to accept losses, which may be substantial, with the possibility that short-term losses may be recovered over longer investment periods.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss. The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Small-Cap and Mid-Cap Securities Risk—Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with investments in more established companies that have greater capitalization. Equity securities of small- and mid-capitalization companies are subject to greater price volatility than those of larger companies. This is generally due to: less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small- and mid-capitalization companies are more likely to have more limited product lines, fewer capital resources and less experienced management than larger companies.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decline; when interest rates fall, the market prices of fixed income securities usually will increase. Fixed income securities with shorter maturities are generally less sensitive to changes in interest rates than fixed income securities with longer maturities.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. This could cause the Fund’s share price or yield to fall.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of those securities. These securities are also subject to interest rate and credit risk. In addition, if mortgages underlying a mortgage-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities. Unanticipated defaults on underlying mortgages may hinder the issuer’s ability to make payments to securityholders, which decreases the value of the security.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of the securities. These securities are also subject to interest rate and credit risks. In addition, if loans underlying an asset-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile.

Derivatives Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Further, the Fund may experience a loss if a subadviser incorrectly forecasts the relevant factors in using derivatives. The Fund’s investment in derivatives may involve a small amount of investment relative to the amount of risk assumed. There is no assurance that the Fund’s use of any derivatives strategy will succeed, that the instruments necessary to implement a derivatives strategy will be available or that a Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, custom benchmark, and a group of mutual funds with similar investment objectives. The returns for the S&P 500 Index and the Custom Benchmark do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For periods before December 4, 2000, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund’s adviser. This past performance was adjusted at the Fund’s inception to reflect expenses of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund’s performance may have been lower. Prior to January 4, 2010, the Fund had different principal investment strategies. There is no assurance that the Fund will be able to achieve long-term investment results similar to those achieved prior to January 4, 2010. Investors should take into account the likely impact of these changes to the Fund’s principal investment strategies before deciding to buy, hold or sell shares of the Fund. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended			10 years/Since
December 31, 2009)	1 year	5 years	Inception*

Model Portfolio Long-Term Growth Fund
Return before taxes	%	%	%
Return before taxes (after December 4, 2000)%		%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
S&P Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Custom Benchmark (reflects no deductions for fees, expenses, or taxes)**	%	%	%
Morningstar Large Blend Funds Average (reflects no deduction for taxes)%		%	%

*	Shares of the Fund were offered beginning December 4, 2000. The information for the Fund for prior periods represents performance of the Fund’s predecessor commingled fund, which was offered beginning April 1, 1996. After-tax performance is provided for periods after December 4, 2000.
**	The custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s percentage asset allocations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President Chief Investment Officer	Portfolio Manager of the Fund since 2004

David Braverman, CFA	Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Model Portfolio All-Equity Growth Fund	Ticker Symbol: VPAGX

Investment Objective
To offer high long-term capital growth.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Other expenses	%
Acquired fund fees and expenses[1]	%
Total annual fund operating expenses[2]	%

[1]	Shareholders of the Fund indirectly pay the expenses of the Acquired funds. Acquired fund expenses may change over time and will differ depending upon the Fund’s asset allocation among Acquired funds.
[2]	The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflects the Fund’s operating expenses and does not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests, under normal circumstances, 100% in equity Funds by investing in a combination of other Vantagepoint Funds whose assets are invested, under normal circumstances at least 80% in equity securities or instruments that provide equity exposure.

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:

Equity Funds:	Allocation Range:

Equity Income Fund	13% - 23%

Growth & Income Fund	12% - 22%

Growth Fund	12% - 22%

Select Value Fund	5% - 15%

Aggressive Opportunities Fund	5% - 15%

Discovery Fund	4% - 14%

International Fund	15% - 25%

The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation. The adviser may, at its discretion, change the target allocations within the allocation ranges set forth above and within the above-stated asset class allocations to the equity Funds, subject to the supervision of the Fund’s Board of Directors.

All percentages referred to above are based on the Fund’s net assets.

The significant allocation to stocks through the underlying Funds in which this Model Portfolio invests, means the Model Portfolio All-Equity Growth Fund should be considered an aggressive investment. It may be an appropriate investment if you are an aggressive investor seeking the opportunity for capital appreciation, intend to invest for the long term (10 years or more), are seeking to maximize principal growth without regard to current income, and are willing to accept losses, which may be substantial, with the possibility that short-term losses may be recovered over longer investment periods.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. Similarly, if the Fund’s asset allocations become “out of balance,” this could affect both the Fund’s level of risk and the Fund’s potential for gain or loss. The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Small-Cap and Mid-Cap Securities Risk—Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with investments in more established companies that have greater capitalization. Equity securities of small- and mid-capitalization companies are subject to greater price volatility than those of larger companies. This is generally due to: less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small- and mid-capitalization companies are more likely to have more limited product lines, fewer capital resources and less experienced management than larger companies.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities (including changes in interest rates and in a company’s creditworthiness) and equity securities. The Fund, as a shareholder of preferred stock, may suffer losses if dividends are not paid. Some preferred stocks may be convertible securities.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The returns for the S&P 500 Index and the Custom Benchmark do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For periods before December 4, 2000, when the Fund began operating, the performance shown is of a commingled fund that had the same investment objectives and policies and was advised by an affiliate of the Fund’s adviser. This past performance was adjusted at the Fund’s inception to reflect expenses of the Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the commingled fund’s performance may have been lower. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended			Since
December 31, 2009)	1 year	5 years	Inception*

Model Portfolio All-Equity Growth Fund
Return before taxes	%	%	%
Return before taxes (after December 4, 2000)%		%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)**	%	%	%
Morningstar Large Blend Funds Average (reflects no deduction for taxes)%		%	%

*	Shares of the Fund were offered beginning December 4, 2000. The information for the Fund for prior periods represents performance of the Fund’s predecessor commingled fund, which was offered beginning October 1, 2000. After-tax performance is provided for periods after December 4, 2000.
**	The custom benchmark is comprised of the S&P 500 Index and the MSCI EAFE (Net) Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s percentage asset allocations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President Chief Investment Officer	Portfolio Manager of the Fund since 2004

David Braverman, CFA	Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Milestone Retirement Income Fund	Ticker Symbol: VPRRX

Investment Objective
To offer current income and opportunities for capital growth that have limited risk.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Other expenses	%
Acquired fund fees and expenses[1]	%
Total annual fund operating expenses[2]	%

[1]	Shareholders of the Fund indirectly pay the expenses of the Acquired funds. Acquired fund expenses may change over time and will differ depending upon the Fund’s asset allocation among Acquired funds.
[2]	The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflects the Fund’s operating expenses and does not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments, and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund).

This investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	26% - 36%

Core Bond Index Fund (Class I)	4% - 14%

Inflation Protected Securities Fund	10% - 20%

Equity Funds:	Allocation Range:

Equity Income Fund	5% - 15%

Growth & Income Fund	5% - 15%

International Fund	0% - 10%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	15% - 25%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds within the allocation ranges and also within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

All percentages referred to above are based on the Fund’s net assets.

The Milestone Retirement Income Fund may be appropriate for you if you have already begun to make gradual withdrawals, are seeking to preserve principal with some opportunity for inflation protection and growth, you have a low tolerance for price fluctuations, or you wish to invest for the short term. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decline; when interest rates fall, the market prices of fixed income securities usually will increase. Fixed income securities with shorter maturities are generally less sensitive to changes in interest rates than fixed income securities with longer maturities.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. This could cause the Fund’s share price or yield to fall.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of those securities. These securities are also subject to interest rate and credit risk. In addition, if mortgages underlying a mortgage-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities. Unanticipated defaults on underlying mortgages may hinder the issuer’s ability to make payments to securityholders, which decreases the value of the security.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of the securities. These securities are also subject to interest rate and credit risks. In addition, if loans underlying an asset-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Derivatives Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Further, the Fund may experience a loss if a subadviser incorrectly forecasts the relevant factors in using derivatives. The Fund’s investment in derivatives may involve a small amount of investment relative to the amount of risk assumed. There is no assurance that the Fund’s use of any derivatives strategy will succeed, that the instruments necessary to implement a derivatives strategy will be available or that a Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The returns for the Barclays Capital U.S. Intermediate Aggregate Bond Index and the Custom Benchmark do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to January 4, 2010, the Fund had different principal investment strategies. There is no assurance that the Fund will be able to achieve long-term investment results similar to those achieved prior to January 4, 2010. Investors should take into account the likely impact of these changes to the Fund’s principal investment strategies before deciding to buy, hold or sell shares of the Fund. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended			Since
December 31, 2009)	1 year	5 years	Inception*

Milestone Retirement Income Fund
Return before taxes	%	%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)**	%	%	%
Morningstar Retirement Income Funds Average (reflects no deduction for taxes)%		%	%

*	January 3, 2005
**	The custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with any changes in the Fund’s percentage asset allocations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Milestone 2010 Fund	Ticker Symbol: VPRQX

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Other expenses	%
Acquired fund fees and expenses[1]	%
Total annual fund operating expenses[2]	%

[1]	Shareholders of the Fund indirectly pay the expenses of the Acquired funds. Acquired fund expenses may change over time and will differ depending upon the Fund’s asset allocation among Acquired funds.
[2]	The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflects the Fund’s operating expenses and does not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2010. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate given the time remaining until withdrawals begin. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investments increases so that by June 30 of the year 2020 (ten years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change overtime. The Fund invests in the following Vantagepoint Funds at target allocations within the current percentage ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	9% - 19%

Core Bond Index Fund (Class I)	1% - 11%

Inflation Protected Securities Fund	10% - 20%

Equity Funds:	Allocation Range:

Equity Income Fund	14% - 24%

Growth & Income Fund	6% - 16%

Growth Fund	3% - 13%

Mid/Small Company Index Fund (Class I)	0% - 5%

International Fund	5% - 15%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	13%-23%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately ten years after the year 2010. This is intended to reduce investment risk as investors move towards and into retirement. The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.1

The asset mix will progressively become more conservative so that by the year 2010 (“target year”), the mix will be approximately 47% equities, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (ten years after 2010), the Fund will reach its “landing point” and its target asset allocation becomes constant. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

[1]	The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2010. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decline; when interest rates fall, the market prices of fixed income securities usually will increase. Fixed income securities with shorter maturities are generally less sensitive to changes in interest rates than fixed income securities with longer maturities.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. This could cause the Fund’s share price or yield to fall.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of those securities. These securities are also subject to interest rate and credit risk. In addition, if mortgages underlying a mortgage-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities. Unanticipated defaults on underlying mortgages may hinder the issuer’s ability to make payments to securityholders, which decreases the value of the security.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of the securities. These securities are also subject to interest rate and credit risks. In addition, if loans underlying an asset-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Derivatives Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Further, the Fund may experience a loss if a subadviser incorrectly forecasts the relevant factors in using derivatives. The Fund’s investment in derivatives may involve a small amount of investment relative to the amount of risk assumed. There is no assurance that the Fund’s use of any derivatives strategy will succeed, that the instruments necessary to implement a derivatives strategy will be available or that a Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The returns for the Barclays Capital U.S. Intermediate Aggregate Bond Index and the Custom Benchmark do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to January 4, 2010, the Fund had different principal investment strategies. There is no assurance that the Fund will be able to achieve long-term investment results similar to those achieved prior to January 4, 2010. Investors should take into account the likely impact of these changes to the Fund’s principal investment strategies before deciding to buy, hold or sell shares of the Fund. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended			Since
December 31, 2009)	1 year	5 years	Inception*

Milestone 2010 Fund
Return before taxes	%	%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)%		%	%
Morningstar Target Date 2000-2010 Funds Average (reflects no deduction for taxes)%		%	%

*	January 3, 2005
**	The custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s percentage asset allocations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The

Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP Health Savings Employer Investment Program (“EIP”) account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Milestone 2015 Fund	Ticker Symbol: VPRPX

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Other expenses	%
Acquired fund fees and expenses[1]	%
Total annual fund operating expenses[2]	%

[1]	Shareholders of the Fund indirectly pay the expenses of the Acquired funds. Acquired fund expenses may change over time and will differ depending upon the Fund’s asset allocation among Acquired funds.
[2]	The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflects the Fund’s operating expenses and does not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2015. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate given the time remaining until withdrawals begin. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2025 (ten years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current percentage ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	5% - 15%

Core Bond Index Fund (Class I)	6% - 16%

Inflation Protected Securities Fund	3% - 13%

Equity Funds:	Allocation Range:

Equity Income Fund	14% - 24%

Growth & Income Fund	6% - 16%

Growth Fund	3% - 13%

Mid/Small Company Index Fund (Class I)	2% -12%

International Fund	6% - 16%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	11% - 21%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately ten years after the year 2015. This is intended to reduce investment risk as investors move towards and into retirement. The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.1

The asset mix will progressively become more conservative so that by the year 2015 (“target year”), the mix will be approximately 47% equities, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (ten years after 2015), the Fund will reach its “landing point” and its target asset allocation becomes constant. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

[1]	The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2015. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Small-Cap and Mid-Cap Securities Risk—Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with investments in more established companies that have greater capitalization. Equity securities of small- and mid-capitalization companies are subject to greater price volatility than those of larger companies. This is generally due to: less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small- and mid-capitalization companies are more likely to have more limited product lines, fewer capital resources and less experienced management than larger companies.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decline; when interest rates fall, the market prices of fixed income securities usually will increase. Fixed income securities with shorter maturities are generally less sensitive to changes in interest rates than fixed income securities with longer maturities.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. This could cause the Fund’s share price or yield to fall.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of those securities. These securities are also subject to interest rate and credit risk. In addition, if mortgages underlying a mortgage-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security.

During periods of rising interest rates, these securities may be more volatile. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities. Unanticipated defaults on underlying mortgages may hinder the issuer’s ability to make payments to securityholders, which decreases the value of the security.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of the securities. These securities are also subject to interest rate and credit risks. In addition, if loans underlying an asset-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile.

Derivatives Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Further, the Fund may experience a loss if a subadviser incorrectly forecasts the relevant factors in using derivatives. The Fund’s investment in derivatives may involve a small amount of investment relative to the amount of risk assumed. There is no assurance that the Fund’s use of any derivatives strategy will succeed, that the instruments necessary to implement a derivatives strategy will be available or that a Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The returns for the S&P 500 Index and the Custom Benchmark do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to January 4, 2010, the Fund had different principal investment strategies. There is no assurance that the Fund will be able to achieve long-term investment results similar to those achieved prior to January 4, 2010. Investors should take into account the likely impact of these changes to the Fund’s principal investment strategies before deciding to buy, hold or sell shares of the Fund. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended			Since
December 31, 2009)	1 year	5 years	Inception*

Milestone 2015 Fund
Return before taxes	%	%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)**	%	%	%
Morningstar Target Date 2011-2015 Funds Average (reflects no deduction for taxes)%		%	%

*	January 3, 2005.
**	The custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s percentage asset allocations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The

Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Milestone 2020 Fund	Ticker Symbol: VPROX

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Other expenses	%
Acquired fund fees and expenses[1]	%
Total annual fund operating expenses[2]	%

[1]	Shareholders of the Fund indirectly pay the expenses of the Acquired funds. Acquired fund expenses may change over time and will differ depending upon the Fund’s asset allocation among Acquired funds.
[2]	The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflects the Fund’s operating expenses and does not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2020. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate given the time remaining until withdrawals begin. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investment and the “multi-strategy” investment increases so that by June 30 of the year 2030 (ten years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current percentage ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	1% - 11%

Core Bond Index Fund (Class I)	10% - 20%

Inflation Protected Securities Fund	0% - 5%

Equity Funds:	Allocation Range:

Equity Income Fund	17% - 27%

Growth & Income Fund	7% - 17%

Growth Fund	3% - 13%

Mid/Small Company Index Fund (Class I)	4% -14%

International Fund	8% - 18%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	10% - 20%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately ten years after the year 2020. This is intended to reduce investment risk as investors move towards and into retirement. The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.1

The asset mix will progressively become more conservative so that by the year 2020 (“target year”), the mix will be approximately 47% equities, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (ten years after 2020), the Fund will reach its “landing point” and its target asset allocation becomes constant. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

[1]	The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2020. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Small-Cap and Mid-Cap Securities Risk—Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with investments in more established companies that have greater capitalization. Equity securities of small- and mid-capitalization companies are subject to greater price volatility than those of larger companies. This is generally due to: less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small- and mid-capitalization companies are more likely to have more limited product lines, fewer capital resources and less experienced management than larger companies.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decline; when interest rates fall, the market prices of fixed income securities usually will increase. Fixed income securities with shorter maturities are generally less sensitive to changes in interest rates than fixed income securities with longer maturities.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. This could cause the Fund’s share price or yield to fall.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of those securities. These securities are also subject to interest rate and credit risk. In addition, if mortgages underlying a mortgage-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security.

During periods of rising interest rates, these securities may be more volatile. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities. Unanticipated defaults on underlying mortgages may hinder the issuer’s ability to make payments to securityholders, which decreases the value of the security.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of the securities. These securities are also subject to interest rate and credit risks. In addition, if loans underlying an asset-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile.

Derivatives Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Further, the Fund may experience a loss if a subadviser incorrectly forecasts the relevant factors in using derivatives. The Fund’s investment in derivatives may involve a small amount of investment relative to the amount of risk assumed. There is no assurance that the Fund’s use of any derivatives strategy will succeed, that the instruments necessary to implement a derivatives strategy will be available or that a Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The returns for the S&P 500 Index and the Custom Benchmark do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to January 4, 2010, the Fund had different principal investment strategies. There is no assurance that the Fund will be able to achieve long-term investment results similar to those achieved prior to January 4, 2010. Investors should take into account the likely impact of these changes to the Fund’s principal investment strategies before deciding to buy, hold or sell shares of the Fund. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended			Since
December 31, 2009)	1 year	5 years	Inception*

Milestone 2020 Fund
Return before taxes	%	%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)**	%	%	%
Morningstar Target Date 2016-2020 Funds Average (reflects no deduction for taxes)%		%	%

*	January 3, 2005
**	The custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s percentage asset allocations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The

Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Milestone 2025 Fund	Ticker Symbol: VPRNX

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Other expenses	%
Acquired fund fees and expenses[1]	%
Total annual fund operating expenses[2]	%

[1]	Shareholders of the Fund indirectly pay the expenses of the Acquired funds. Acquired fund expenses may change over time and will differ depending upon the Fund’s asset allocation among Acquired funds.
[2]	The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflects the Fund’s operating expenses and does not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2025. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate given the time remaining until withdrawals begin. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2035 (ten years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current percentage ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	0% - 7%

Core Bond Index Fund (Class I)	8% - 18%

Equity Funds:	Allocation Range:

Equity Income Fund	18% - 28%

Growth & Income Fund	8% - 18%

Growth Fund	4% - 14%

Mid/Small Company Index Fund (Class I)	7% -17%

International Fund	10% - 20%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	8% - 18%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately ten years after the year 2025. This is intended to reduce investment risk as investors move towards and into retirement. The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.1
.

The asset mix will progressively become more conservative so that by the year 2025 (“target year”), the mix will be approximately 47% equities, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (ten years after 2025), the Fund will reach its “landing point” and its target asset allocation becomes constant. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

[1]	The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2025. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Small-Cap and Mid-Cap Securities Risk—Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with investments in more established companies that have greater capitalization. Equity securities of small- and mid-capitalization companies are subject to greater price volatility than those of larger companies. This is generally due to: less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small- and mid-capitalization companies are more likely to have more limited product lines, fewer capital resources and less experienced management than larger companies.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decline; when interest rates fall, the market prices of fixed income securities usually will increase. Fixed income securities with shorter maturities are generally less sensitive to changes in interest rates than fixed income securities with longer maturities.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. This could cause the Fund’s share price or yield to fall.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of those securities. These securities are also subject to interest rate and credit risk. In addition, if mortgages underlying a mortgage-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities. Unanticipated defaults on underlying mortgages may hinder the issuer’s ability to make payments to securityholders, which decreases the value of the security.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of the securities. These securities are also subject to interest rate and credit risks. In addition, if loans underlying an asset-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile.

Derivatives Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Further, the Fund may experience a loss if a subadviser incorrectly forecasts the relevant factors in using derivatives. The Fund’s investment in derivatives may involve a small amount of investment relative to the amount of risk assumed. There is no assurance that the Fund’s use of any derivatives strategy will succeed, that the instruments necessary to implement a derivatives strategy will be available or that a Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The returns for the S&P 500 Index and the Custom Benchmark do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to January 4, 2010, the Fund had different principal investment strategies. There is no assurance that the Fund will be able to achieve long-term investment results similar to those achieved prior to January 4, 2010. Investors should take into account the likely impact of these changes to the Fund’s principal investment strategies before deciding to buy, hold or sell shares of the Fund. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended			Since
December 31, 2009)	1 year	5 years	Inception*

Milestone 2025 Fund
Return before taxes	%	%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)**	%	%	%
Morningstar Target 2021-2025 Funds Average (reflects no deduction for taxes)%		%	%

*	January 3, 2005
**	The custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s percentage asset allocations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The

Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Milestone 2030 Fund	Ticker Symbol: VPRMX

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Other expenses	%
Acquired fund fees and expenses	%
Total annual fund operating expenses	%

[1]	Shareholders of the Fund indirectly pay the expenses of the Acquired funds. Acquired fund expenses may change over time and will differ depending upon the Fund’s asset allocation among Acquired funds.
[2]	The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflects the Fund’s operating expenses and does not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2030. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate given the time remaining until withdrawals begin. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2040 (ten years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocation will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current percentage ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	0% - 6%

Core Bond Index Fund (Class I)	3% - 13%

Equity Funds:	Allocation Range:

Equity Income Fund	20% - 30%

Growth & Income Fund	9% - 19%

Growth Fund	6% - 16%

Mid/Small Company Index Fund (Class I)	10% - 20%

International Fund	11% - 21%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	5% - 15%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately ten years after the year 2030. This is intended to reduce investment risk as investors move towards and into retirement. The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.1

The asset mix will progressively become more conservative so that by the year 2030 (“target year”), the mix will be approximately 47% equities, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (ten years after 2030), the Fund will reach its “landing point” and its target asset allocation becomes constant. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

[1]	The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2030. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Small-Cap and Mid-Cap Securities Risk—Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with investments in more established companies that have greater capitalization. Equity securities of small- and mid-capitalization companies are subject to greater price volatility than those of larger companies. This is generally due to: less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small- and mid-capitalization companies are more likely to have more limited product lines, fewer capital resources and less experienced management than larger companies.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decline; when interest rates fall, the market prices of fixed income securities usually will increase. Fixed income securities with shorter maturities are generally less sensitive to changes in interest rates than fixed income securities with longer maturities.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. This could cause the Fund’s share price or yield to fall.

Mortgage-backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of those securities. These securities are also subject to interest rate and credit risk. In addition, if mortgages underlying a mortgage-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities. Unanticipated defaults on underlying mortgages may hinder the issuer’s ability to make payments to securityholders, which decreases the value of the security.

Asset-backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of the securities. These securities are also subject to interest rate and credit risks. In addition, if loans underlying an asset-backed security are repaid early, the Fund may be forced to reinvest the proceeds at the prevailing interest rate, which is likely to be lower than the interest rate paid on that security. During periods of rising interest rates, these securities may be more volatile.

Derivatives Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Further, the Fund may experience a loss if a subadviser incorrectly forecasts the relevant factors in using derivatives. The Fund’s investment in derivatives may involve a small amount of investment relative to the amount of risk assumed. There is no assurance that the Fund’s use of any derivatives strategy will succeed, that the instruments necessary to implement a derivatives strategy will be available or that a Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark and a group of mutual funds with similar investment objectives. The returns for the S&P 500 Index and the Custom Benchmark do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to January 4, 2010, the Fund had different principal investment strategies. There is no assurance that the Fund will be able to achieve long-term investment results similar to those achieved prior to January 4, 2010. Investors should take into account the likely impact of these changes to the Fund’s principal investment strategies before deciding to buy, hold or sell shares of the Fund. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended			Since
December 31, 2009)	1 year	5 years	Inception*

Milestone 2030 Fund
Return before taxes	%	%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)**	%	%	%
Morningstar Target Date 2026-2030 Funds Average (reflects no deduction for taxes)%		%	%

*	January 3, 2005
**	The custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s percentage asset allocations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC (“VIA”)

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The

Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Milestone 2035 Fund	Ticker Symbol: VPRLX

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Other expenses	%
Acquired fund fees and expenses[1]	%
Total annual fund operating expenses[2]	%

[1]	Shareholders of the Fund indirectly pay the expenses of the Acquired funds. Acquired fund expenses may change over time and will differ depending upon the Fund’s asset allocation among Acquired funds.
[2]	The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflects the Fund’s operating expenses and does not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2035. The Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate given the time remaining until withdrawals begin. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and “multi-strategy” investments increases so that by June 30 of the year 2045 (ten years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocation will change over time. The Fund currently invests in the following Vantagepoint Funds at target allocations within the current percentage ranges indicated:

Fixed Income Funds:	Allocation Range:

Low Duration Bond Fund	0% - 5%

Core Bond Index Fund (Class I)	0% - 10%

Equity Funds:	Allocation Range:

Equity Income Fund	21% - 31%

Growth & Income Fund	10% - 20%

Growth Fund	7% - 17%

Mid/Small Company Index Fund (Class I)	14% - 24%

International Fund	13% - 23%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	0% - 10%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately ten years after the year 2035. This is intended to reduce investment risk as investors move towards and into retirement. The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.1

The asset mix will progressively become more conservative so that by the year 2035 (“target year”), the mix will be approximately 47% equities, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (ten years after 2035), the Fund will reach its “landing point” and its target asset allocation becomes constant. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

[1]	The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2035. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Small-Cap and Mid-Cap Securities Risk—Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with investments in more established companies that have greater capitalization. Equity securities of small- and mid-capitalization companies are subject to greater price volatility than those of larger companies. This is generally due to: less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small- and mid-capitalization companies are more likely to have more limited product lines, fewer capital resources and less experienced management than larger companies.

Derivatives Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Further, the Fund may experience a loss if a subadviser incorrectly forecasts the relevant factors in using derivatives. The Fund’s investment in derivatives may involve a small amount of investment relative to the amount of risk assumed. There is no assurance that the Fund’s use of any derivatives strategy will succeed, that the instruments necessary to implement a derivatives strategy will be available or that a Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The returns for the S&P 500 Index and the Custom Benchmark do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future prior to January 4, 2010, the Fund had different principal investment strategies. There is no assurance that the Fund will be able to achieve long-term investment results similar to those achieved prior to January 4, 2010. Investors should take into account the likely impact of these changes to the Fund’s principal investment strategies before deciding to buy, hold or sell shares of the Fund. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended			Since
December 31, 2009)	1 year	5 years	Inception*

Milestone 2035 Fund
Return before taxes	%	%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)%		%	%
Morningstar Target Date 2031-2035 Funds Average (reflects no deduction for taxes)%		%	%

*	January 3,2005
**	The custom benchmark is comprised of the S&P 500 Index and Barclays Capital U.S. Intermediate Aggregate Bond Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s percentage asset allocations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President, Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Milestone 2040 Fund	Ticker Symbol: VPRKX

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Acquired fund fees and expenses[1]	%
Other expenses	%
Total annual fund operating expenses[2]	%

[1]	Shareholders of the Fund indirectly pay the expenses of the Acquired funds. Acquired fund expenses may change over time and will differ depending upon the Fund’s asset allocation among Acquired funds.
[2]	The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflects the Fund’s operating expenses and does not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2040. The Fund invests in a combination of equity investments and fixed income investments and may also invest in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) that the adviser believes to be appropriate given the time remaining until withdrawals begin. As time elapses, the Fund’s allocation to equity investments decreases and the Fund’s allocation to fixed income investments and the “multi-strategy” investment increases so that by June 30 of the year 2050 (ten years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocation will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current percentage ranges indicated:

Fixed Income Funds:	Allocation Range:

Core Bond Index Fund (Class I)	0% - 10%

Equity Funds:	Allocation Range:

Equity Income Fund	22% - 32%

Growth & Income Fund	11% - 21%

Growth Fund	8% - 18%

Mid/Small Company Index Fund (Class I)	15% - 25%

International Fund	14% - 24%

Multi-Strategy Fund:	Allocation Range:

Diversifying Strategies Fund	0% - 5%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately ten years after the year 2040. This is intended to reduce investment risk as investors move towards and into retirement. The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.1

The asset mix will progressively become more conservative so that by the year 2040 (“target year”), the mix will be approximately 47% equities, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (ten years after 2040), the Fund will reach its “landing point” and its target asset allocation becomes constant. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

[1]	The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2040. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Small-Cap and Mid-Cap Securities Risk—Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with investments in more established companies that have greater capitalization. Equity securities of small- and mid-capitalization companies are subject to greater price volatility than those of larger companies. This is generally due to: less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small- and mid-capitalization companies are more likely to have more limited product lines, fewer capital resources and less experienced management than larger companies.

Derivatives Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Further, the Fund may experience a loss if a subadviser incorrectly forecasts the relevant factors in using derivatives. The Fund’s investment in derivatives may involve a small amount of investment relative to the amount of risk assumed. There is no assurance that the Fund’s use of any derivatives strategy will succeed, that the instruments necessary to implement a derivatives strategy will be available or that a Fund will not lose money.

Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The returns for the S&P 500 Index and the Custom Benchmark do not reflect the costs of portfolio management or trading. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to January 4, 2010, the Fund had different principal investment strategies. There is no assurance that the Fund will be able to achieve long-term investment results similar to those achieved prior to January 4, 2010. Investors should take into account the likely impact of these changes to the Fund’s principal investment strategies before deciding to buy, hold or sell shares of the Fund. Updated performance information for the Fund is available by calling 800-           or at www.icmarc.org/          .

[INCOME PRESERVATION FUND BAR CHART]

Best Quarter	Worst Quarter

Average Annual Total Returns
(for the periods ended			Since
December 31, 2009)	1 year	5 years	Inception*

Milestone 2040 Fund
Return before taxes	%	%	%
Return after taxes on distributions	%	%	%
Return after taxes on distributions and sale of fund shares	%	%	%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)%		%	%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)**	%	%	%
Morningstar Target Date 2036-2040 Funds Average (reflects no deduction for taxes)%		%	%

*	January 3, 2005
**	The custom benchmark is comprised of the S&P 500 Index and MSCI EAFE (Net) Index in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s percentage asset allocations.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Vantagepoint Investment Advisers, LLC
Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President Chief Investment Officer	Portfolio Manager of the Fund since 2005

David Braverman, CFA	Vice President of Investments	Portfolio Manager of the Fund since 2008

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2005

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Milestone 2045 Fund	Ticker Symbol: VPRJX

Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.

Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Transaction fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)

Management fees	%
Subadviser fees	%
Other expenses	%
Acquired fund fees and expenses[1]	%
Total annual fund operating expenses[2]	%

[1]	Shareholders of the Fund indirectly pay the expenses of the Acquired funds. Acquired fund expenses may change over time and will differ depending upon the Fund’s asset allocation among Acquired funds.
[2]	The Fund’s total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund’s financial highlights for the most recent fiscal year, which reflects the Fund’s operating expenses and does not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	$
3 years	$
5 years	$
10 years	$

Portfolio Turnover
The Fund commenced operations on January 4, 2010 and, therefore, portfolio turnover rate is not applicable to this Fund.

Investments, Risks, and Performance

Principal Investment Strategies: The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2045. The Fund invests in a combination of equity investments and fixed income investments. As time elapses, the Fund’s allocation to equity investments decreases, the Fund’s allocation to fixed income investments increases, and an allocation is added to investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund) in a manner that the adviser believes to be appropriate given the time remaining until withdrawals begin, so that by June 30 of the year 2055 (ten years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s allocations will change over time. The Fund invests in the following Vantagepoint Funds at target allocations within the current percentage ranges indicated:

Fixed Income Funds:	Allocation Range:

Core Bond Index Fund (Class I)	0% - 10%

Equity Funds:	Allocation Range:

Equity Income Fund	22% - 32%

Growth & Income Fund	11% - 21%

Growth Fund	8% - 18%

Mid/Small Company Index Fund (Class I)	15% - 25%

International Fund	14% - 24%

Subject to the supervision of the Funds’ Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying Funds. The adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately ten years after the year 2045. This is intended to reduce investment risk as investors move towards and into retirement. The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.1
.

The asset mix will progressively become more conservative so that by the year 2045 (“target year”), the mix will be approximately 47% equities, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy allocation is increased to approximately 20%. At that time (ten years after 2045), the Fund will reach its “landing point” and its target asset allocation becomes constant. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

[1]	The glide path followed before October 30, 2007 did not incorporate the multi-strategy Fund. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name.

All percentages referred to above are based on the Fund’s net assets.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2045. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Principal Investment Risks: There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying Funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the Fund’s performance. The amount invested by this Fund in each underlying Fund is exposed to the same risks as that underlying Fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investment in foreign securities is subject to the same market risks as U.S. securities. Foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; generally higher credit risk for foreign issuers; and pricing factors affecting investment in the securities of foreign businesses or governments. Foreign securities risks may be heightened with respect to securities of companies in emerging markets countries, which are countries not included in the MSCI World Index. The Fund’s investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Small-Cap and Mid-Cap Securities Risk—Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with investments in more established companies that have greater capitalization. Equity securities of small- and mid-capitalization companies are subject to greater price volatility than those of larger companies. This is generally due to: less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small- and mid-capitalization companies are more likely to have more limited product lines, fewer capital resources and less experienced management than larger companies.

Risk/Return Bar Chart and Table

The Fund has not been in operation for a full calendar year, therefore no performance information is included.

Investment Adviser

Vantagepoint Investment Advisers, LLC

Portfolio Managers

Name	Title	Length of Service

Wayne Wicker, CFA	Senior Vice President Chief Investment Officer	Portfolio Manager of the Fund since 2010

David Braverman, CFA	Vice President of Investments	Portfolio Manager of the Fund since 2010

Lee Trenum, CFA	Director of Investments	Portfolio Manager of the Fund since 2010

Purchase and Sale of Fund Shares—The Fund is open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in the VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer

Investment Program (“EIP”); and (ix) ICMA Retirement Corporation and its affiliates.

There is no minimum investment except for Vantagepoint Elite investors. The minimum investment amount for Vantagepoint Elite investors is $5,000. The minimum subsequent investment amount for Vantagepoint Elite investors is $1,000 ($200 for purchases through an automatic investment program). Please see the prospectus for additional information about the Vantagepoint Elite program.

Fund shares are redeemable, subject to certain restrictions imposed by the Internal Revenue Code of 1986 on the timing of distributions under tax-favored employee benefit plans. If investment in the Fund has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan option. The appropriate form may be obtained by contacting Investor Services at 800-669-7400.

To redeem shares that you own through an IRA or an EIP account, you must send your request, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010. You can call Investor Services at 800-669-7400 for an IRA account withdrawal form or Client Services at 800-326-7272 for an EIP account redemption form.

Tax Information—All earnings and gains are reinvested in the Fund and used to purchase additional shares. Shareholders who invest in the Funds through tax qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans.

Financial Intermediary Compensation—The Fund’s distributor has entered into an agreement with an unaffiliated broker-dealer wherein, under certain circumstances, the distributor will reimburse the broker-dealer a portion of the transaction and exchange fees charged to the broker-dealer by its clearing firm in connection with the broker-dealer’s transactions in Fund shares.

Additional Information About the Funds’ Investment Objectives and Principal Investment Strategies
Investment Objectives

The investment objectives of all of the Funds except the Index Funds, are fundamental and cannot be changed without shareholder approval. The investment objectives of the Index Funds are non-fundamental and can be changed without shareholder approval.

Temporary Defensive Policy

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in securities that would not ordinarily be consistent with the Fund’s objectives or in cash and cash equivalents. A Fund will do so only if VIA or a Fund’s subadviser believes the risk of loss outweighs the opportunity for capital gains or higher income. A Fund might not seek to achieve its investment objective(s) while taking a temporary defensive position.

Certain Investment Limitations of the Funds

Each Fund has adopted certain limitations designed to reduce its exposure to specific situations. Please see the SAI for other investment limitations and restrictions. Some of these limitations are that a Fund will not:

(a) with respect to 75% (100% for the Money Market Fund) of its total assets, purchase the securities of any issuer (except obligations of the United States government and its instrumentalities and securities of other investment companies) if as a result the Fund would hold more than 10% of the outstanding voting securities of the issuer, or more than 5% of the Fund’s total assets would be invested in the securities of such issuer;

(b) invest more than 25% of its assets in any one industry (except for the Money Market Fund; or to the extent that the applicable benchmark for an Index Fund does not meet this standard; or to the extent that an underlying Fund, in which a Model Portfolio Fund or Milestone Fund invests, concentrates in a single industry);

(c) borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets except that an Index Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

Certain investment limitations and restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time a Fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of a Fund’s securities may change after they are purchased, and this may cause the amount of the Fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction.

The Actively Managed Funds

Money Market Fund

Investment Objective—To seek maximum current income, consistent with maintaining liquidity and a stable share price of $1.00.

Principal Investment Strategies—The Fund invests substantially all of its assets in the Short-Term Investments Trust Liquid Assets Portfolio, an unaffiliated registered money market mutual fund, which seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The underlying fund invests in high-quality, U.S. dollar-denominated short-term debt obligations and is advised by Invesco Aim Advisors, Inc. The underlying fund invests primarily in:

•	securities issued by the U.S. Government or its agencies;

•	bankers’ acceptances;

•	certificates of deposit and time deposits from U.S. or foreign banks;

•	repurchase agreements;

•	commercial paper;

•	municipal securities; and

•	master notes.

The underlying fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities and may invest in securities that may carry foreign credit exposure. The underlying fund has an average maturity of 90 days or less.

Low Duration Bond Fund

Investment Objective—To seek total return that is consistent with preservation of capital.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 80% of its net assets in bonds and other fixed income securities of varying maturities, and will normally invest at least 65% of its total assets in bonds and other fixed income securities with more than one year to maturity. The Fund seeks to maintain a portfolio effective duration of no greater than three years.

Investments selected by the Fund’s subadvisers are based on their analysis of securities, sectors and anticipated changes in interest rates. The Fund invests in fixed income securities that its subadvisers believe offer attractive yields and are undervalued relative to securities of similar credit quality and interest rate sensitivity. The Fund invests in a wide variety of fixed income securities payable primarily in U.S. dollars. These fixed income securities may include:

•	securities issued or guaranteed by the U.S. Government or foreign governments and their agencies or instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), or supra-national organizations (such as the World Bank);

•	securities issued by U.S. or foreign companies;

•	U.S. and foreign mortgage-backed securities, which may include U.S. agency pass through and collateralized mortgage obligations, non-agency pass through and collateralized mortgage obligations, and commercial mortgage-backed securities;

•	U.S. and foreign asset-backed securities, which may include fixed income securities backed by collateral such as credit card receivables, auto loans, home equity loans, student loans, utility rate reduction bonds and small business loans; and

•	municipal securities,

The Fund generally invests in investment grade fixed income securities, which are securities (at the time of purchase) rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor’s (at least BBB), Moody’s Investor Services, Inc. (“Moody’s”) (at least Baa), or Fitch Ratings (“Fitch”) (at least BBB) or are securities the Fund’s subadvisers determine are of comparable quality. However, the Fund may invest:

•	Up to 10% of its total assets in fixed income securities rated below investment grade (i.e., high yield securities).

•	Up to 30% of its total assets in foreign securities, including up to 10% in securities denominated in foreign currencies and normally less than 5% in emerging markets debt.

Normally, the average credit quality of the Fund overall will remain investment grade.

The Fund’s subadviser may use futures and options contracts to seek to manage risk or obtain market exposure. The Fund may use swap agreements to seek to manage interest rate, currency and credit risks, and to obtain market exposure. The Fund’s subadvisers also may use forward currency contracts to obtain market exposure or to hedge against foreign currency risks. Investments in derivative instruments will be limited to 10% of the Fund’s net assets.

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by that subadviser. Each subadviser’s specific strategy is described below.

Payden & Rygel, 333 So. Grand Avenue, Los Angeles, California 90071, serves as a subadviser to the Fund employing a low duration strategy. Payden & Rygel seeks to identify undervalued sectors and securities and make duration shifts to seek to add value. Quantitative techniques focused on quality, liquidity, and safety of principal are used to seek to control risk.

Name	Five Year Business History	Role in Fund Management

Brian W. Matthews, CFA	With Payden & Rygel since 1986	Equal responsibility among team members
Mary Beth Syal, CFA	With Payden & Rygel since 1991	Equal responsibility among team members

STW Fixed Income Management Ltd. (“STW”), 6185 Carpinteria Avenue, Carpinteria, California 93013, serves as a subadviser to the Fund employing a low duration strategy. STW’s strategy is to focus exclusively on value added sector and securities selection with portfolio duration defined by the benchmark. STW had assets under management of $9.9 as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

William H. Williams	With STW for over 30 years	Chief Investment Strategist, Portfolio Management, Portfolio Construction, Research,
Edward H. Jewett	Joined STW in 1988	Client Service Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading, Client Service
Richard A. Rezek, Jr., CFA	Joined STW in 2002	Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading, Client Service
John Barclay Rodgers, CFA	Joined STW in 2002	Portfolio Management, Portfolio Construction, Quantitative Research, Trading
Andrew B.J. Chorlton, CFA	Joined STW in 2007; with AXA Investment Managers for 6 years prior to joining STW	Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading, Client Service
Neil G. Sutherland, CFA	Joined STW in 2008; with AXA Investment Managers for 7 years prior to joining STW	Investment Strategy, Portfolio Management, Portfolio Construction, Research, Trading, Client Service

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Inflation Protected Securities Fund

Investment Objective—To offer current income.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 80% of its net assets in inflation adjusted U.S. and foreign fixed income securities, and normally invests at least 50% of its net assets in U.S. Treasury inflation protected securities (“TIPS”). Inflation adjusted securities are designed to protect the future purchasing power of the money invested in them; either their principal value or interest payments are indexed for changes in inflation. These fixed income securities may include: (1) securities issued or guaranteed by the U.S. Government, foreign governments (national, regional, or local), and their agencies or instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), or supranational organizations (such as the World Bank); (2) securities issued by U.S. and foreign companies; and (3) municipal securities,

The Fund may invest up to 20% of its net assets in U.S. and foreign fixed income securities whose values are not linked to adjustments in reported inflation rates. These securities may include those listed above, in addition to U.S. and foreign mortgage-backed securities (which may include: (1) U.S. agency and non-agency pass through and collateralized mortgage obligations and (2) U.S. and foreign commercial mortgage-backed securities) and asset-backed securities (which may include securities backed by collateral such as credit card receivables, auto loans, home equity loans, student loans, utility rate reduction bonds and small business loans). The Fund generally will invest in securities denominated in U.S. dollars, but may invest its assets in securities denominated in foreign currencies.

The Fund may invest up to 20% of its net assets in derivatives. The Fund’s subadvisers may use futures and options contracts to seek to manage risk or obtain market exposure. The Fund’s subadvisers also may use forward currency contracts to obtain market exposure or to hedge against foreign currency risks. The subadvisers also may use swap agreements to seek to manage interest rate, currency, and credit risks, and to obtain market exposure.

The Fund generally invests in investment grade fixed income securities (measured at the time of purchase), which are securities rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor’s (at least BBB), Moody’s (at least Baa), or Fitch (at least BBB), or are securities the Fund’s subadvisers determine are of comparable quality. However, the Fund may invest to a limited extent (normally less than 5% of the Fund’s net assets) in fixed income securities rated below investment grade with a minimum rating of no lower than B as rated by Standard & Poor’s, or comparable grades of Moody’s or Fitch. The average credit quality of Fund holdings is expected to remain investment grade under normal circumstances. The Fund may also invest to a limited extent (normally less than 5% of the Fund’s net assets) in emerging markets debt denominated in U.S. dollars.

Investment Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by that subadviser. Each subadviser’s specific strategy is described below.

BlackRock Financial Management, Inc. (“BlackRock”), 40 East 52nd Street, New York, New York 10022, serves as a subadviser to the Fund employing a broad-based inflation-linked strategy. BlackRock seeks to invest in a broad array of fixed income securities, including non-benchmark sectors. BlackRock primarily invests in investment grade securities, but may invest opportunistically in below investment grade securities. BlackRock had assets under management of $3.35 trillion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Stuart Spodek	Joined BlackRock in 1993	Portfolio Manager
Brian Weinstein	Joined BlackRock in 2000	Portfolio Manager

Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as a subadviser to the Fund employing a broad-based inflation-linked strategy. PIMCO seeks to invest in a broad array of investment grade fixed income securities including non-benchmark sectors. PIMCO had assets under management of $1,000.1 billion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Mihir Worah	Joined PIMCO in 2003	Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Asset Allocation Fund

Investment Objective—To offer long-term capital growth at a lower level of risk than an all-equity portfolio.

Principal Investment Strategies—Under normal circumstances, the Fund allocates its assets among U.S. common stocks, U.S. Treasury securities and investment grade U.S. or foreign short-term fixed income securities in proportions determined by the Fund’s subadviser based on relative expected returns and risk for each asset class.

Under normal circumstances, the Fund invests 40% to 70% of its net assets in common stocks; however, the Fund’s investments in common stocks may range from as little as 0% to as much as 100% of Fund net assets. The Fund invests the rest of its assets in short-term fixed income securities and U.S. Treasury securities; allocations to either of these two types of fixed income securities may also range between 0% and 100% of the Fund’s net assets. The Fund’s subadviser applies a tactical asset allocation strategy based on systematic assessment of specific criteria such as expected long-term asset class returns, valuation measures, economic and monetary indicators, and financial market conditions.

The Fund’s stock allocation is passively managed and designed to approximate the investment characteristics and performance of the S&P 500 Index. The Treasury allocation is passively managed to seek to approximate the investment characteristics and performance of the Barclays Capital Long-Term U.S. Treasury Bond Index.

Stock and Treasury exposure may be obtained or modified by using S&P 500 Index and U.S. Treasury note and bond futures. Fund investments in futures are limited to 10% of the Fund’s net assets, but generally will not exceed 5% of the Fund’s net assets.

Subadviser and Portfolio Managers

Information relating to the subadviser has been provided by that subadviser.

Mellon Capital Management Corporation (“Mellon Capital”), 50 Fremont Street, San Francisco, California 94105, serves as the Fund’s subadviser employing a tactical asset allocation strategy. Mellon Capital had assets under management of $177,897 million as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Helen Potter, CFA	Joined Mellon Capital in 1996	Lead member of team with ultimate responsibility for over all portfolio management
James H. Stavena	Joined Mellon Capital in 1998	Day-to-day portfolio management responsibility

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Equity Income Fund

Investment Objective—To offer long-term capital growth with consistency derived from dividend yield.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities. The Fund seeks to invest primarily in the common stocks of U.S. companies that the Fund’s subadvisers believe will pay dividends at above-market levels. As a result of the Fund’s income focus, certain sectors or industries may be emphasized. The Fund may exhibit greater sensitivity to certain economic factors (e.g., changing interest rates) than the general stock market. The Fund may invest across companies of all sizes but generally focuses on larger capitalization companies, which tend to have stable long-term earnings and dividend-paying records as compared to companies with similar capitalizations.

The Fund also may invest in:

•	foreign equity securities;

•	U.S. and foreign convertible securities; and

•	U.S. preferred stock

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by that subadviser. Each subadviser’s specific strategy is described below.

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, serves as a subadviser to the Fund employing a contrarian value strategy. BHMS follows a value-oriented investment approach that stresses fundamental analysis in its process of individual stock selection. BHMS, Inc. had assets under management of $55.0 billion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Robert J. Chambers, CFA	Joined BHMS in 1994	Lead Portfolio Manager
Mark Giambrone, CPA	Joined BHMS in 1999	Portfolio Manager

Southeastern Asset Management, Inc., (“Southeastern”), 6410 Poplar Avenue, Memphis, Tennessee 38119, serves as a subadviser to the Fund employing a special situations strategy. Southeastern seeks to invest in financially strong, well-managed companies that can be purchased at prices Southeastern believes are significantly below their current intrinsic values. Southeastern had assets under management of $     as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

O. Mason Hawkins, CFA	Co-founder of Southeastern in 1975	Co-head of investment team
G. Staley Cates, CFA	Joined Southeastern in 1986	Co-head of investment team

T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, serves as a subadviser to the Fund employing a relative yield value strategy. T. Rowe Price, seeks to invest in securities that display above-market yield and below-market valuation with good prospects for capital appreciation and dividend growth. T. Rowe Price had assets under management of $     as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Brian C. Rogers, CFA, CIC	Joined T. Rowe Price in 1982	Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Growth & Income Fund

Investment Objective—To offer long-term capital growth and current income.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in U.S. common stocks that the Fund’s subadvisers believe offer either the potential for capital appreciation, or, current income by investing in dividend-paying stocks. Strategies used by the Fund’s subadvisers include: 1) focusing on large-capitalization U.S. companies whose common stocks are believed to offer potential for price appreciation because of undervaluation, earnings growth or both; and 2) emphasizing U.S. common stocks that may pay dividends.

The Fund also may invest in:

•	foreign equity securities;

•	U.S. preferred stock; and

•	U.S. convertible securities.

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by that subadviser. In January 2009, Capital Guardian Trust Company (“Capital Guardian”) was terminated as a subadviser and replaced by Fiduciary Management, Inc. (“FMI”). Each subadviser’s specific strategy is described below.

FMI, 100 East Wisconsin Avenue, Suite 2200, Milwaukee, Wisconsin 53202, employs a large-cap blend strategy. FMI generally seeks to employ what it believes to be a business owner’s approach to investing by seeking to evaluate a potential investment as if it were an outright purchase of the company. This includes a detailed analysis of the economics of the business, the return on invested capital and the qualities of the management team. FMI has assets under management of $7.0 billion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Ted Kellner, CFA	Joined FMI in 1980	Equal responsibility among team members
Patrick English, CFA	Joined FMI in 1986	Equal responsibility among team members
John Brandser	Joined FMI in 1995	Equal responsibility among team members
Andy Ramer, CFA	Joined FMI in 2002	Equal responsibility among team members

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, serves as a subadviser to the Fund employing a blue chip growth strategy. T. Rowe Price uses fundamental research to identify firms that it believes to be well-established in their industries and have potential for above-average earnings growth. T. Rowe Price had assets under management of $      as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Larry J. Puglia, CPA, CFA	Joined T. Rowe Price in	Portfolio Manager
1990

Wellington Management Company, LLP (“Wellington Management”), 75 State Street, Boston, Massachusetts 02109, employs a yield focused strategy Wellington Management seeks to invest in large-capitalization companies that it believes are selling at attractive prices relative to the market and that sell at below-average price-to-earnings multiples. Wellington Management had investment management authority with respect to approximately $537 billion* in assets as of December 31, 2009.

*	The firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve.

Name	Five Year Business History	Role in Fund Management

Ian R. Link, CFA	Joined Wellington Management in 2006; with Deutsche Asset Management from 2004 to 2006	Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Growth Fund

Investment Objective—To offer long-term capital growth.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in U.S. common stocks that are considered by the Fund’s subadvisers to have above-average potential for growth.

The subadvisers emphasize stocks of seasoned medium- and large-capitalization firms.

The Fund also may invest in:

•	foreign equity securities;

•	small-capitalization equity securities;

•	U.S. preferred stock; and

•	U.S. convertible securities.

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by that subadviser. Each subadviser’s specific strategy is described below.

Columbus Circle Investors (“Columbus Circle”), Metro Center, One Station Place, 8th Floor South, Stamford, Connecticut 06902, serves as a subadviser to the Fund employing a large-cap growth strategy. Columbus Circle utilizes fundamental analysis in the context of the prevailing economic environment to build portfolios of companies that it believes meet specific criteria related to company success, believing that “positive momentum” in a company’s progress plus “positive surprise” in reported results should yield superior returns through rising stock prices.

Columbus Circle has assets under management of $16.2 billion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Anthony Rizza, CFA	Joined Columbus Circle in 1991	Portfolio Manager

D.G. Capital Management Trust (“D.G. Capital”), 260 Franklin Street, Suite 1600, Boston Massachusetts 02110, serves as a subadviser to the Fund employing an opportunistic growth strategy. D.G. Capital seeks to invest in a portfolio of mid- to large-capitalization companies with growing revenues, a history of strong management and reasonable price-to-earnings valuations. The majority of the portfolio is expected to have a core to growth equity style bias, and, on occasion, D.G. Capital may strategically shift to cash or invest in special situations and international stocks on a limited basis when D.G. Capital believes such investments will benefit the portfolio. D.G. Capital has assets under management of $1.83 billion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Manu Daftary, CFA	Founded D.G. Capital in 1996	Portfolio Manager

Legg Mason Capital Management, Inc. (“Legg Mason”), 100 International Street, Baltimore, Maryland 21202, serves as a subadviser to the Fund employing an opportunistic growth strategy. Legg Mason seeks to invest primarily in common stocks that, it believes, appear to offer above average growth potential and trade at a significant discount to Legg Mason’s assessment of their intrinsic value. Legg Mason expects that the majority of these securities will be in the large-cap market capitalization range (above $5 billion) at the time of purchase. Legg Mason had assets under management of $17.2 billion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Robert Hagstrom, CFA	Joined Legg Mason in 1998	Portfolio Manager

Tukman Grossman Capital Management, Inc. (“Tukman Grossman”), 60 E. Sir Francis Drake Blvd, Larkspur, California 94939, serves as a subadviser to the Fund employing a contrarian growth strategy. Tukman Grossman seeks to invest in a portfolio of stocks that it believes exhibit strong fundamentals and are currently undervalued due to investor neglect or anxiety. Tukman Grossman had assets under management of $2.6 billion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Melvin Tukman	Founded Tukman Grossman in 1980	Equal responsibility among team members
Daniel Grossman	Joined Tukman Grossman in 1982	Equal responsibility among team members

Westfield Capital Management Company, L.P. (“Westfield”), One Financial Center, Boston, Massachusetts 02111, serves as a subadviser to the Fund employing a large-cap growth strategy. Westfield seeks to invest the portion of the Fund’s portfolio that it manages in growth stocks of companies with market capitalizations typically in excess of $6 billion at the initial time of purchase. The firm’s investment philosophy is based on its belief that stock prices follow earnings progress. Through in-depth, fundamental research, Westfield seeks out companies with reasonably priced stocks and high anticipated earnings potential. Westfield had assets under management of $12.3 billion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

William Muggia	Joined Westfield in 1994	Lead Portfolio Manager
Arthur Bauernfeind, CFA	Joined Westfield in 1990
Matthew Strobeck	Joined Westfield in 2003
Ethan Meyers, CFA	Joined Westfield in 1999
Scott Emerman, CFA	Joined Westfield in 2002

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Select Value Fund

Investment Objective—To offer long-term growth from dividend income and capital appreciation.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in common stocks of mid-capitalization U.S. companies that the Fund’s subadvisers believe present attractive investment opportunities at favorable prices in relation to the intrinsic worth of the issuer. The Fund generally will seek to invest in stocks of companies with market capitalizations that fall within the range of companies in the Russell Midcap Value Index. The Russell Midcap Value Index is a widely used benchmark for mid-cap value stock performance and its market capitalization range, as of March 31, 2010, was $      million to $      billion. The Fund may invest up to 10% of its net assets in real estate investment trusts (“REITs”).

The Fund may also invest in:

•	foreign equity securities;

•	U.S. preferred stock;

•	U.S. convertible securities; and

•	small-capitalization equity securities.

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by that subadviser. Each subadviser’s specific strategy is described below.

Artisan Partners Limited Partnership (“Artisan Partners”), 875 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as a subadviser to the Fund employing a contrarian value strategy. Artisan Partners uses a bottom-up investment process to construct a diversified portfolio consisting of medium-sized U.S. companies believed to be undervalued, in good financial condition, and that have attractive business economics. Artisan Partners had assets under management of $46.7 billion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

James C. Kieffer	Joined Artisan Partners in 1997	Equal Responsibility among Team Members
Scott C. Satterwhite	Joined Artisan Partners in 1997	Equal Responsibility among Team Members
George O. Sertl, Jr.	Joined Artisan Partners in 2000	Equal Responsibility among Team Members

Systematic Financial Management, L.P. (“Systematic”), 300 Frank W. Burr Boulevard, Teaneck, New Jersey 07666, serves as a subadviser to the Fund employing a relative value strategy. Systematic focuses on seeking to identify undervalued companies exhibiting a combination of low forward price-to-earnings ratios and a positive earnings catalyst. Systematic had assets under management of $7,700 million as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Ronald Mushock, CFA	Joined Systematic in 1997	Lead Portfolio Manager
Kevin McCreesh, CFA	Joined Systematic in 1996	Portfolio Manager

WEDGE Capital Management L.L.P. (“WEDGE”), 301 South College Street, Suite 2920, Charlotte, North Carolina 28202, serves as a subadviser to the Fund employing a concentrated traditional value strategy. WEDGE uses both quantitative research and independent qualitative analysis. The firm employs two proprietary, fundamentally-based screening models that seek to identify stocks with low price-to-earnings ratios, high earnings quality, momentum, and the greatest growth potential. WEDGE had assets under management of $8.6 billion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Paul M. VeZolles, CFA	Joined WEDGE in 1995	As the lead mid-cap analyst, Mr. VeZolles is responsible for the fundamental, bottom-up research for the Fund and making investment recommendations to the Investment Policy Committee. Once a security is held, Mr. VeZolles is also responsible for making adjustments to the position size, as well as the decision to sell the security.
Martin L. Robinson, CFA	Joined WEDGE in 1996	Mr. Robinson is a member of the Investment Policy Committee and responsible for providing client service to the Fund. Together with Mr. Norman, Mr. Robinson has primary oversight responsibility for the Fund.
John G. Norman	Joined WEDGE in 2004	Mr. Norman is a member of the Investment Policy Committee and responsible for providing client service to the Fund. Together with Mr. Robinson, Mr. Norman has primary oversight responsibility for the Fund.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Aggressive Opportunities Fund

Investment Objective—To offer high long-term capital appreciation.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in common stocks of small- to mid-capitalization U.S. and foreign companies that the Fund’s subadvisers believe offer the opportunity for high capital appreciation. The range of the mid-capitalization stocks in which the Fund normally invests is expected to be that of the Russell Midcap Index and as of March 31, 2010, the market capitalization range of the Russell Midcap Index was from $      million to $      billion.

The Fund also may invest in:

•	foreign equity securities (including those of emerging markets);

•	U.S. and foreign preferred stock; and

•	U.S. and foreign convertible securities.

The Fund’s subadvisers may use futures and options contracts to seek to manage risk or to obtain market exposure.

The Fund’s subadvisers also may seek to hedge against foreign currency risks by using forward currency contracts. Fund investments in derivatives are limited to 10% of the Fund’s net assets, but generally will not exceed 5% of the Fund’s net assets.

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by that subadviser. Each subadviser’s specific strategy is described below.

Legg Mason, 100 International Street, Baltimore, Maryland 21202, serves as a subadviser to the Fund employing an opportunistic growth strategy. Legg Mason seeks to invest in equity securities, and securities convertible into equity securities, that it believes currently trade at significant discounts to Legg Mason’s assessment of their intrinsic value. Legg Mason expects that, under normal circumstances, the majority of the assets of the portion of the Fund it manages will be invested in securities of companies that at the time of purchase are in the mid-cap market capitalization range, defined as companies with market capitalizations similar to companies in the Russell Midcap Index or the Standard & Poor’s MidCap 400, or in “special situations” regardless of market capitalization. Special situations are companies undergoing unusual or possibly one-time developments that, in the opinion of Legg Mason, make them attractive for investment. Legg Mason had assets under management of $      as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Sam Peters, CFA	Joined Legg Mason in 2005	Portfolio Manager

Southeastern, 6140 Poplar Avenue, Memphis, Tennessee 38119, serves as a subadviser to the Fund employing a special situations strategy concentrated traditional value strategy. Southeastern seeks to invest in financially strong, well-managed companies, that can be purchased at prices Southeastern believes are significantly below their current intrinsic values. Southeastern had assets under management of $32.6 billion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

O. Mason Hawkins, CFA	Co-Founder of Southeastern in 1975	Co-head of investment team
G. Staley Cates, CFA	Joined Southeastern in 1986	Co-head of investment team

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, serves as a subadviser to the Fund employing an emerging growth strategy. T. Rowe Price seeks to invest in small, fast-growing U.S. companies that T. Rowe Price believes have the potential for accelerating earnings growth. T. Rowe Price had assets under management of $      as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

TimesSquare Capital Management, LLC (“TimesSquare”), 1177 Avenue of the Americas, 39th Floor, New York, New York 10036, serves as a subadviser to the Fund employing a growth opportunities strategy. TimesSquare uses a bottom up, research intensive approach to identify mid-cap securities that it believes have the greatest growth potential. TimesSquare had assets under management of $11.8 billion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Tony Rosenthal, CFA	Joined TimesSquare in 2000	Equal responsibility among team members
Grant Babyak	Joined TimesSquare in 2000	Equal responsibility among team members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Discovery Fund

Investment Objective—To offer long-term capital growth.

Principal Investment Strategies—The Fund invests, under normal circumstances, primarily in a combination of common stocks of small U.S. capitalization companies, Russell 2000 Index futures contracts, and U.S. and foreign fixed income securities. The Fund’s stocks are those that the Fund’s subadvisers believe have above-average potential for growth and that generally have market capitalizations that fall within the range of companies in the current Russell 2000 Index. The Russell 2000 Index is a widely used benchmark for small-cap stock performance, and its market capitalization range as of March 31, 2010, was $      million to $      billion. The Fund’s U.S. and foreign fixed income securities are held as collateral in connection with future contracts, may include (i) government and agency securities; (ii) corporate bonds; (iii) mortgage-backed securities (which may include U.S. agency pass through and collateralized mortgage obligations, non-agency pass through and collateralized mortgage obligations, and commercial mortgage-backed securities); (iv) asset-backed securities (which may include utility rate reduction securities and securities backed by collateral such as credit card receivables, home equity loans, student loans, and small business loans); and (v) municipal securities, and at all times will have a portfolio effective duration not exceeding three years.

The Fund’s investments also may include:

•	foreign equity securities;

•	U.S. preferred stock; and

•	U.S. and foreign convertible securities.

The Fund’s fixed income securities will generally be investment grade securities (measured at the time of purchase), which are securities rated within the four highest grades by at least one of the major rating agencies such as Standard & Poor’s (at least BBB), Moody’s (Baa), or Fitch (at least BBB) or are securities the Fund’s subadvisers determine are of comparable quality. However, the Fund may invest to a limited extent (normally less than 5% of the Fund’s net assets) in fixed income securities rated below investment grade with a minimum rating no lower than B as rated by Standard & Poor’s or a comparable rating.

In addition to Russell 2000 Index futures contracts, the Fund’s subadvisers also may use other derivatives to obtain market exposure. The Fund’s subadvisers may use futures and options contracts to seek to manage risk or to obtain maintain market exposure. The Fund’s subadvisers may use swap agreements to seek to manage interest rate and credit exposure risks or to obtain market exposure. The Fund’s subadvisers also may seek to hedge against foreign currency risks by using futures and forward currency contracts. Investments in derivative instruments will be limited to 15% of the market value of the Fund’s net assets.

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by that subadviser. Each subadviser’s specific strategy is described below.

Payden & Rygel, 333 South Grand Avenue, Los Angeles, California 90071, serves as a subadviser to the Fund employing an enhanced index strategy. Payden & Rygel’s enhanced index strategy utilizes Russell 2000 Index futures contracts or swap agreements to gain equity exposure, combined with purchasing fixed income securities seeking to generate returns in excess of the futures contracts or swap agreements implied financing costs. Payden & Rygel had assets under management of $50 billion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Asha B. Joshi, CFA	Joined Payden & Rygel in 1994	Equal responsibility among team members
Brian W. Matthews, CFA	Joined Payden & Rygel in 1986	Equal responsibility among team members

Wellington Management, 75 State Street, Boston, Massachusetts 02109 serves as a subadviser to the Fund employing a diversified small-blend strategy. Wellington Management seeks to invest in companies that it believes to be fundamentally sound and that can be purchased at what it believes to be attractive valuations; emphasis is placed on evaluating the long-term investment merit of the company, rather than the trading characteristics of its securities. Wellington Management had investment management authority with respect to approximately $537 billion* in assets as of December 31, 2009.

*	The firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve.

Name	Five Year Business History	Role in Fund Management

Jamie A. Rome, CFA	Joined Wellington in 1994	Portfolio Manager

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

International Fund

Investment Objective—To offer long-term capital growth and diversification by country.

Principal Investment Strategies—The Fund invests primarily in the common stocks of companies headquartered outside the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in foreign equity securities. This may include investments in emerging market securities. The Fund may also invest a portion of its net assets (20% or less) in U.S. or foreign fixed income securities, U.S. equity securities, and U.S. or foreign convertible securities. Strategies used by the Fund’s subadvisers include: 1) investing in equity securities believed to have above-average potential for growth across multiple capitalization sizes; and 2) investing in stocks believed to be undervalued.

The Fund’s subadvisers may use futures and options contracts to seek to manage risk or to obtain market exposure. The Fund’s subadvisers also may use forward currency contracts to obtain market exposure or to hedge against foreign currency risk. Fund investments in derivatives are limited to 10% of the market value of the Fund’s net assets, but generally will not exceed 5% of the market value of the Fund’s net assets.

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by that subadviser. Each subadviser’s specific strategy is described below. In October 2009, Capital Guardian was terminated as a subadviser and replaced by Mondrian Investment Partners Limited (“Mondrian”).

Artisan Partners, 875 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, employs an international growth opportunities strategy. Artisan seeks long-term capital growth and diversification by country, by using fundamental analysis to identify stocks of individual non-U.S. companies that Artisan Partners believes have sustainable growth, dominant industry positions, excellent management, attractive valuations and offer long- or short-term growth opportunities. Artisan Partners had assets under management of $46.7 billion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Mark L. Yockey	Joined Artisan Partners in 1995	Portfolio Manager

GlobeFlex Capital, LP (“GlobeFlex”), 4365 Executive Drive, Suite 720, San Diego, California 92121, employs a diversified all cap strategy. GlobeFlex combines fundamental characteristics of traditional bottom-up research with systematic characteristics of quantitative investing in an effort to identify growing companies. GlobeFlex seeks to establish a diversified portfolio of stocks of multiple market-capitalizations and seeks to identify stocks issued by companies that, in GlobeFlex’s opinion, are characterized by accelerating growth, strong management teams and attractive valuations. GlobeFlex had assets under management of $4.18 billion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Robert Anslow	Co-Founder of GlobeFlex in 1995	Portfolio Manager

Mondrian, 10 Gresham Street, 5th Floor, London EC2V 7JD, employs a value-oriented international strategy. Mondrian seeks to invest in securities that it believes are priced below fair market value based on anticipated future cash flow to shareholders. A company’s expected future real growth and dividend yield, each as determined by Mondrian, play a central role in the firm’s decision making process. Mondrian seeks to apply this methodology consistently to individual securities across all markets and industries. Mondrian had assets under management of $      as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Elizabeth Desmond	Joined Mondrian in 1991	Equal responsibility among team members
Nigel Bliss	Joined Mondrian in 1995	Equal responsibility among team members

Walter Scott & Partners Limited (“Walter Scott”), One Charlotte Square, Edinburgh, Scotland EH2 4DZ, employs a concentrated growth strategy. Walter Scott uses traditional fundamental analysis in an effort to build a concentrated portfolio of companies that, in Walter Scott’s opinion, are growing earnings, are operated by capable management teams, have strong balance sheets and are positioned in attractive areas of the global economy. Walter Scott had assets under management of $      as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Roy Leckie	Joined Walter Scott in 1995	Equal responsibility among team members
Jane Henderson	Joined Walter Scott in 1995	Equal responsibility among team members.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Diversifying Strategies Fund
(formerly the Diversified Assets Fund)

Investment Objective—To offer long-term capital growth.

Principal Investment Strategies—The Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and fixed income securities (i.e., a “low correlation” to such asset classes). In combination, the Fund’s investment strategies seek to provide investment exposure to U.S. and foreign stocks and fixed income securities (including convertible securities) and foreign currencies through direct investments or through the use of derivative instruments. The Fund currently uses the following investment strategies:

•	Global Tactical Asset Allocation Strategy;

•	Low Duration-Plus Fixed Income Strategy; and

•	Convertible Securities.

Each of the above investment strategies or asset classes is described in more detail below.

•	Global Tactical Asset Allocation Strategy—The Fund allocates a portion of its assets to the global equity, investment-grade fixed income securities and currency markets, by investing in derivative instruments that provide investment exposure to fixed income securities, currencies and common or preferred stocks issued by companies, governments or their agencies or instrumentalities located in any part of the world, including emerging foreign markets. These derivative instruments generate their returns from the performance of such fixed income securities, currencies or stocks and include, but are not limited to, futures and options contracts, swap agreements (including total return, credit default and interest rate swaps), and forward currency options contracts.

•	Low Duration-Plus Fixed Income Strategy—Another portion of the Fund’s portfolio invests in short and intermediate maturity fixed income securities that combined generally have a portfolio effective duration of no greater than three years. These fixed income securities are generally investment grade securities (i.e., securities rated within the four highest grades by a major ratings agency or their unrated equivalents) that the Fund’s subadviser believes to be undervalued. Plus, the strategy also incorporates investments in non-core sectors and securities which may include but are not limited to below investment grade and unrated securities, foreign securities, including emerging markets securities, inflation-protected securities, and currencies, that the Fund’s subadviser believes offer attractive investment opportunities. The Fund may use derivative instruments as part of this fixed income strategy and seeks to reduce risk of loss due to currency fluctuations by hedging its non-U.S. dollar exposure using a variety of techniques, including forward currency contracts.

•	Convertible Securities Strategy—The Fund allocates a portion of its assets to a portfolio of convertible securities of U.S. or foreign companies (which may include those in emerging markets). Convertible securities possess investment characteristics of both stocks and bonds. The Fund’s subadvisers seek to invest in those securities they believe are undervalued and represent an attractive risk/reward potential. Many of these securities are rated below investment grade. The Fund’s subadvisers also may invest in a combination of either convertible or non-convertible bonds, and common stocks or equity options, to seek to replicate the investment exposure of convertible securities or to seek to manage risk. The Fund’s subadvisers implementing this strategy may also invest in non-convertible bonds, common stocks, as well as “restricted” securities, such as Rule 144A securities.

Additional Information About the Fund’s Investments

Derivative Instruments—The Fund uses derivative instruments, including futures and options contracts, swap agreements, and foreign currency contracts, to seek to achieve desired market exposure, enhance portfolio efficiency, or manage risk. Trading in derivative instruments is used as an alternative to, or in conjunction with, buying, selling and holding stock and fixed income positions. Derivatives trading is intended to give the Fund the ability to share in the positive or negative returns of specific stocks, bonds, currencies, and broad and narrow market indices, traded in U.S. and foreign markets, without directly owning them. Derivative instruments also may be used to manage risk by, for example, hedging Fund portfolio holdings against losses due to exposure to certain markets, sectors or currencies. The Fund may take both long positions in derivatives (the values of which typically move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies) and short positions (the values of which typically move in the opposite direction from the prices of the underlying investments, pools of investments, indexes or currencies). Under normal conditions, the Fund expects to maintain derivative positions that represent net long exposures in relation to specific underlying stocks, bonds, currencies or indexes. In addition, the Fund may use strategies that combine long and short positions in derivative instruments in order to seek to benefit from misvaluations and manage risk. Short positions may involve greater risks than long positions, as the risk of loss is theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The Fund will not sell underlying securities short. The Fund also will not invest in physical commodities or derivative instruments backed by physical commodities.

The market value of the Fund’s net assets held in short positions in derivatives is not expected to exceed 25% of the Fund’s net assets. Normally, on average, over the long term, 0-10% of the Fund’s net assets will be held in short positions in derivatives instruments. The Fund’s investments in credit default swaps will not exceed 5% of the Fund’s net assets as measured immediately following each such investment.

To provide liquidity and the collateral needed to meet its obligations under derivatives contracts entered into for the Fund pursuant to its strategies, the Fund will generally hold a significant portion of its assets in high quality, short-term fixed-income securities.

Investment Grade Securities—“Investment grade” securities generally are those rated within the four highest categories by at least one major rating agency such as Standard & Poor’s (at least BBB), Moody’s (Baa) or Fitch (at least BBB), or securities that a Fund’s subadviser deems to be of comparable quality.

Fixed Income Securities—The Fund invests at least 40% of the Fund’s net assets in fixed income securities. The Fund’s investments in fixed income securities generally will be rated B or higher by Standard and Poor’s, Moody’s or Fitch or will be unrated securities that the relevant subadviser of the Fund determines to be of comparable quality; securities rated CCC are permitted but will not exceed 5% of the Fund’s net assets as measured after each purchase of such securities. The Fund will limit its investments in fixed-income securities of emerging markets issuers or that are rated below investment grade so that, taken together, they equal no more than 30% of the Fund’s net assets, as measured immediately after each purchase of such securities.

Mortgage-Backed and Asset-Backed Securities—Assets of the Fund may be invested in U.S. or foreign mortgage backed debt securities, which may include U.S. agency pass through and collateralized mortgage obligations, non-agency pass through and collateralized mortgage obligations, and commercial mortgage-backed securities and U.S. or foreign asset-backed securities including utility rate reduction bonds and bonds backed by collateral such as credit card receivables, home equity loans, student loans, and small business loans.

Volatility and Low Correlation—Although the Fund strives to have less long-term volatility than stocks in general, the Fund’s investment returns may be volatile over short periods of time. In addition, although the Fund may have low correlation to traditional asset classes (and therefore, for example, may outperform the stock market during periods of negative stock market performance and may underperform the stock market during periods of strong stock market performance), there can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will outperform the overall stock or bond markets. Further, there can be no assurance that the Fund will have less long-term volatility than the stock markets or have a low correlation to stocks and bonds (i.e., the Fund’s returns could move in tandem with those traditional asset classes).

Subadvisers and Portfolio Managers

The Fund incorporates several complementary portfolio management approaches. Information relating to individual subadvisers has been provided by that subadviser. Each subadviser’s specific strategy is described below. In April 2009, Drake Capital Management was terminated as a subadviser and was replaced by Payden & Rygel.

Analytic Investors, LLC (“Analytic”), 555 W. Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a subadviser to the Fund employing a global tactical asset allocation strategy. Analytic’s strategy seeks to add value by creating a portfolio of long and short positions in individual country, equity, bond, and currency markets. By using relatively uncorrelated fundamental factors to forecast expected returns, the strategy seeks to capture different economic phenomena and their impact on the returns to global capital markets. Analytic had assets under management of $9.3 billion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Harinda de Silva, Ph.D, CFA	Joined Analytic in 1995	Equal responsibility among team members
Greg McMurran	Joined Analytic in 1976	Equal responsibility among team members
David Krider, CFA	Joined Analytic in 2005	Equal responsibility among team members
Ram Willner, D.B.A.	Joined Analytic in 2008	Equal responsibility among team members

Calamos Advisors, LLC (“Calamos”), 2020 Calamos Court, Naperville, Illinois 60563, serves as a subadviser to the Fund employing a global convertible securities strategy. Calamos’ strategy is to invest primarily in a portfolio of convertible securities of U.S. or Foreign companies (which may include emerging markets) that they believe are undervalued and represent an attractive risk/reward opportunity. Calamos employs an investment process that encompasses both top-down and bottom-up analysis. Top-down analysis of current global market and economic conditions allied with the identification of long-term secular themes provides a framework for individual security research. Through bottom-up economic profit valuation analysis and in-depth credit research, the investment team seeks to uncover the most compelling opportunities within a company’s capital structure. Calamos may also invest in combinations of either convertible or non-convertible bonds, common stocks or equity options in order to replicate the investment exposure of convertible securities or to manage portfolio risk. Calamos had assets under management of $32.7 billion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

John P. Calamos, Sr.	Founded Calamos in 1977	Equal responsibility among team members
Nick P. Calamos	Joined Calamos in 1983	Equal responsibility among team members
John P. Calamos, Jr.	Joined Calamos in 1994	Equal responsibility among team members
John Hillenbrand	Joined Calamos in 2002	Equal responsibility among team members
Steve Klouda	Joined Calamos in 1994	Equal responsibility among team members
Jeff Scudieri	Joined Calamos in 1997	Equal responsibility among team members
Jon Vacko	Joined Calamos in 2000	Equal responsibility among team members

While day-to-day management of each portfolio is a team effort, the Co-CIOs, along with the senior strategy analysts, have joint primary and supervisory responsibility for each of the Funds and work with all team members in developing and executing each respective portfolio’s investment program. Each is further identified below.

John P. Calamos, Sr. and Nick P. Calamos, Co-CIO’s of Calamos, generally focus on firm-wide risk management and the top-down approach of diversification by country, sector, industry and macro-level investment themes. Nick P. Calamos, Co-CIO of Calamos, also focuses on portfolio level risk management, sector and country weightings, bottom-up fundamental security analysis, and corresponding research and analysis for key holdings. As Co-CIOs, Messrs. John Calamos and Nick Calamos direct the team’s focus on macro themes, upon which the portfolio’s strategy is based. The team, as a whole, implements the investment strategies, under the general direction and supervision of the Co-CIOs and the senior strategy analysts. John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Jeff Scudieri and Jon Vacko are each senior strategy analysts.

Mellon Capital, 50 Fremont Street, San Francisco, California 94105, serves as the Fund’s subadviser employing a global tactical asset allocation strategy. Mellon Capital’s strategy applies a systematic approach which seeks to take advantage of relative misvaluations throughout global capital markets. Mellon Capital uses quantitative models that use multiple factors to seek to identify market inefficiencies to build portfolios that are well diversified across long and short positions in individual country equity, bond, and currency markets. Mellon Capital had asset under management of $177,897 million as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Helen Potter, CFA	Joined Mellon Capital in 1996	Lead member of team with ultimate responsibility for over all portfolio management
Vassilis Dagioglu	Joined Mellon Capital in 1999	Day-to-day portfolio management responsibility
James H. Stavena	Joined Mellon Capital in 1998	Day-to-day portfolio management responsibility

Payden & Rygel, 333 So. Grand Avenue, Los Angeles, California 90071, serves as a subadviser to the Fund and manages two different fixed income strategies. Payden & Rygel employs a short-duration fixed income strategy (which is generally considered to be an enhanced cash management strategy) and utilizes an active management approach and a combination of duration management, yield curve positioning and sector rotation in the management of the portfolio subject to this strategy. In addition, Payden & Rygel manages the Fund’s low duration-plus strategy (formerly referred to as the global low duration strategy). Payden & Rygel’s portfolio consists of low duration bonds wherein the firm seeks to take advantage of inefficiencies in the world’s fixed income markets. This strategy also focuses on security selection due to what the firm believes to be the ongoing attractiveness of yield levels relative to short-term government securities. In managing a low duration strategy, Payden & Rygel seeks to provide attractive total returns in both absolute and relative terms in both rising and falling interest rate environments. Payden & Rygel had assets under management of $50 billion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Brian W. Matthews, CFA	Joined Payden & Rygel in 1986	Equal responsibility among team members
Mary Beth Syal, CFA	Joined Payden & Rygel in 1991	Equal responsibility among team members

Shenkman Capital Management, Inc. (“Shenkman”), 461 Fifth Avenue, New York, NY 10017, serves as a subadviser to the Fund employing a convertible securities strategy. Shenkman’s strategy typically invests in the fixed-income segment of the convertible securities market where issues generally exhibit bond-like characteristics. Shenkman employs bottom-up fundamental credit analysis to seek to identify investment opportunities that Shenkman believes are undervalued and offer potential equity upside. Shenkman had assets under management as of $11.2 billion as of December 31, 2009.

Name	Five Year Business History	Role in Fund Management

Mark R. Shenkman	Founded Shenkman in 1985	Oversees investment strategy
Raymond F. Condon	Joined Shenkman in 2003	Responsible for day-to-day portfolio decisions

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

The Index Funds

The five Index Funds described below follow an indexed or “passively managed” approach to investing. This means that securities are selected to try to approximate the investment characteristics and performance of a specified benchmark, such as the S&P 500 Index. Unlike an actively managed portfolio, an index fund does not rely on the portfolio manager’s ability to predict the performance of individual securities. An index fund simply seeks to approximate the performance of its benchmark. Index funds tend to have lower operating expenses than actively managed funds.

Because it can be very expensive to buy and sell all of the securities in a target benchmark, the Index Funds, with the exception of the 500 Stock Index Fund, employ sampling techniques to approximate benchmark characteristics such as capitalization and industry weight using fewer securities than are contained in the benchmark. Therefore, the performance of the Funds versus their respective benchmarks may deviate more than that of funds investing in all of the securities contained in the benchmark. The 500 Stock Index Fund seeks to invest at least 90% of its net assets in a portfolio that consists of the stocks in the S&P 500 Index, weighted to seek to replicate the investment characteristics and performance of the index.

Performance of the Index Funds will differ from the underlying indexes for several reasons. First, fund fees and expenses reduce Fund performance, while the indexes themselves bear no management fees, transaction costs or other expenses. Second, due to sampling techniques used by the Core Bond, Broad Market, Mid/Small Company and Overseas Equity Index Funds, there will be tracking error, which may impact Fund performance positively or negatively. Third, changes to the indexes, such as additions or deletions in the securities contained in an index and rebalancing, can cause tracking error which may impact the Fund performance positively or negatively as compared to its benchmark index. Fourth, the timing of cash flows into and out of a Fund will affect its ability to precisely track the underlying indexes. Fifth, there may be pricing differences if the index and the Fund use different pricing sources. This is more common in the Overseas Equity Index Fund and the Core Bond Index Fund.

Prior to March 8, 2004, the Index Funds operated under a master-feeder structure. Under that arrangement, each Index Fund was structured as a “feeder” fund and sought to accomplish its investment objective by investing all of its assets in a corresponding portfolio of the Master Investment Portfolios, each of which is an investment company managed by Barclays Global Fund Advisors. Information relating to the subadviser has been provided by the subadviser.

Mellon Capital, 50 Fremont Street, San Francisco, California 94105, serves as each Fund’s subadviser employing an indexing strategy. Mellon Capital uses a trading strategy for each Index Fund that seeks to minimize the impact of index additions and deletions while minimizing tracking error. Mellon Capital had assets under management of $177,897 million as of December 31, 2009.

Core Bond Index Fund

Investment Objective—To offer current income by approximating the performance of the Barclays Capital U.S. Aggregate Bond Index.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in a sampling of bonds and other fixed income securities selected and weighted to seek to result in investment characteristics comparable to those of the Barclays Capital U.S. Aggregate Bond Index and performance that correlates with the performance of that index. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index which consists of investment-grade U.S. dollar-denominated fixed income securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed, and commercial mortgage-backed sectors. The Fund follows an indexed or “passively managed”

approach to investing, which means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. In doing so, the subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index.

Portfolio Managers

Name	Five Year Business History	Role in Fund Management

David Kwan, CFA	Joined Mellon Capital in 1990	Equal responsibilities among Team Members
Lowell Bennett, CFA	Joined Mellon Capital in 1997	Equal responsibilities among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

500 Stock Index Fund

Investment Objective—To offer long-term capital growth by approximating the performance of the S&P 500 Index.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in a portfolio that consists of the stocks in the S&P 500 Index, weighted to seek to replicate the investment characteristics of the S&P 500 Index and performance that correlates with that of the index. The Fund follows an indexed or “passively managed” approach to investing. The S&P 500 Index is an unmanaged, market-weighted index of 500 stocks selected by Standard & Poor’s Corporation on the basis of their market size, liquidity and industry group representation. The Index represents more than 75% of the total market value of all publicly traded U.S. common stocks.

Portfolio Managers

Name	Five Year Business History	Role in Fund Management

Karen Q. Wong, CFA	Joined Mellon Capital in 2000	Equal responsibilities among Team Members
Richard Brown, CFA	Joined Mellon Capital in 1995	Equal responsibilities among Team Members
Thomas J. Durante, CFA	Joined Mellon Capital in 2000	Equal responsibilities among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Broad Market Index Fund

Investment Objective—To offer long-term capital growth by approximating the performance of the Wilshire 5000 Total Market Index.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in a sampling of common stocks selected and weighted to seek to result in investment characteristics comparable to those of the Wilshire 5000 Total Market Index and performance that correlates with the performance of that index. The Fund follows an indexed or “passively managed” approach to investing, which means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. In doing so, the subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Wilshire 5000 Total Market Index is an unmanaged index that consists of all U.S. equity issues with readily available price data (which includes common stocks, interests in real estate investment trusts and limited partnership interests) and is calculated using a float-adjusted market capitalization weighting.

Portfolio Managers

Name	Five Year Business History	Role in Fund Management

Karen Q. Wong, CFA	Joined Mellon Capital in 2000	Equal responsibilities among Team Members
Richard Brown, CFA	Joined Mellon Capital in 1995	Equal responsibilities among Team Members
Thomas J. Durante, CFA	Joined Mellon Capital in 2000	Equal responsibilities among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Mid/Small Company Index Fund

Investment Objective—To offer long-term capital growth by approximating the performance of the Wilshire 4500 Completion Index.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in a sampling of securities selected and weighted to seek to result in investment characteristics comparable to those of the Wilshire 4500 Completion Index and performance that correlates with the performance of that index. The Fund follows an indexed or “passively managed” approach to investing, which means that the Fund’s subadviser selects securities for investment to try to approximate

Standard & Poors (“S&P”), Wilshire Associates Incorporated (“Wilshire Associates”), MSCI Inc. and Barclays Capital do not sponsor any Fund, nor are they affiliated with the Funds. None of the Funds are sponsored, endorsed, sold, or promoted by the index sponsors or the indexes, and neither the indexes nor their sponsors make any representation or warranty, express or implied, regarding the Funds, or the advisability of investing in the Funds or the securities represented in the indexes. Nor do the index sponsors bear any liability with respect to the Funds or the indexes on which the Funds are based. The indexes and their content are owned by the relevant index sponsors, all rights reserved. The Funds SAI contains more detailed descriptions of the limited relationship these index sponsors have with the Funds. Standard & Poors®, S&P®, S&P 500®, Standard & Poors 500, and 500 are trademarks of The McGraw-Hill Companies, Inc. Wilshire, the “Wilshire Indexessm”, “Wilshire 5000 Total Market Indexsm” and “Wilshire 4500 Completion Indexsm” are service marks of Wilshire Associates.

the investment characteristics and performance of the index. In doing so, the subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Wilshire 4500 Completion Index is an unmanaged index that consists of all equity issues (including common stocks, interests in real estate investment trusts, and limited partnership interests) in the Wilshire 5000 Total Market Index except for those included in the S&P 500 Index.

Portfolio Managers

	Five Year	Role in Fund
Name	Business History	Management

Karen Q. Wong, CFA	Joined Mellon Capital in 2000	Equal responsibilities among Team Members
Richard Brown, CFA	Joined Mellon Capital in 1995	Equal responsibilities among Team Members
Thomas J. Durante, CFA	Joined Mellon Capital in 2000	Equal responsibilities among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Overseas Equity Index Fund

Investment Objective—To offer long-term capital growth and diversification by approximating the performance of the MSCI Europe Australasia Far East (EAFE) (Net) Index.

Principal Investment Strategies—The Fund invests, under normal circumstances, at least 90% of its net assets in a sampling of equity securities selected and weighted to seek to result in investment characteristics comparable to those of the MSCI EAFE (Net) Index and performance that correlates with the performance of that index. The Fund follows an indexed or “passively managed” approach to investing, which means that the Fund’s subadviser selects securities for investment to try to approximate the investment characteristics and performance of the index. In doing so, the subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The MSCI EAFE (Net) Index is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology.

Portfolio Managers

	Five Year	Role in Fund
Name	Business History	Management

Karen Q. Wong, CFA	Joined Mellon Capital in 2000	Equal responsibilities among Team Members
Richard Brown, CFA	Joined Mellon Capital in 1995	Equal responsibilities among Team Members
Thomas J. Durante, CFA	Joined Mellon Capital in 2000	Equal responsibilities among Team Members

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

The Model Portfolio Funds

As a group, the Model Portfolio Savings Oriented, Model Portfolio Conservative Growth, Model Portfolio Traditional Growth, Model Portfolio Long-Term Growth, and Model Portfolio All-Equity Growth Funds are known as the Model Portfolio Funds. Each of these Funds invests in certain other Vantagepoint Funds rather than investing directly in a portfolio of securities. Each Model Portfolio Fund has a different degree of potential risk and reward and is diversified among various Vantagepoint Funds in differing allocations. Each Model Portfolio Fund follows the basic strategies described below.

Asset Allocation—The allocation of each Model Portfolio Fund among underlying Vantagepoint Funds and the asset classes they represent has been established by VIA, the investment adviser to each Fund.

Changes to the Underlying Funds—Any changes made in the underlying Funds, such as changes in investment objectives, may affect the performance of the Model Portfolio Funds that invest in the underlying Funds. VIA may alter the asset class allocations or underlying Fund-level allocations of a Model Portfolio Fund at its discretion, subject to the supervision of the Fund’s Board of Directors. Reasons for changes to underlying Fund allocations include changes in an underlying Fund’s investment objective or strategy or a change in VIA’s investment assumptions underlying the Model Portfolio Funds.

Rebalancing—If one component of a particular Model Portfolio Fund outperforms another component over any given time period, the Model Portfolio Fund will become “out of balance.” For example, if the stock component of a Model Portfolio Fund outperforms the bond portion, the amount of the stock portion will increase beyond the predetermined allocation. A material change in the predetermined allocation could affect both the level of risk and the potential for gain or loss. VIA monitors the performance and underlying Fund allocation of each Model Portfolio Fund. From time to time, VIA will transfer assets from one underlying Fund to another in order to rebalance a Model Portfolio Fund.

VIA’s Portfolio Managers

	Five Year	Role in Fund
Name	Business History	Management

Wayne Wicker, CFA	Joined VIA in 2004	Lead member of the Team All team members are responsible for strategic management without limitations.
David Braverman, CFA	Joined VIA in 2008; previously with Standard & Poor’s Corporation from 1985 to 2008	All team members are responsible for strategic management without limitations.
Lee Trenum, CFA	Joined VIA in 2001	Responsible for day-to-day management responsibility. All team members are responsible for strategic management without limitations.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Model Portfolio Savings Oriented Fund

Investment Objective—To offer capital preservation, reasonable current income, and some capital growth while seeking to limit risk.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments, and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund). To achieve this allocation, Fund assets are invested in underlying Vantagepoint fixed income and equity Funds and the multi-strategy Fund.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	26%-36%
Core Bond Index Fund (Class I)	4%-14%
Inflation Protected Securities Fund	10%-20%

Equity Funds:

Equity Income Fund	5%-15%
Growth & Income Fund	5%-15%
International Fund	0%-10%

Multi-Strategy Fund:

Diversifying Strategies Fund	18%-22%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the allocation ranges and also within the stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund.

The Model Portfolio Savings Oriented Fund seeks to achieve a conservative asset allocation favoring current income; however, its NAV will fluctuate. The Model Portfolio Savings Oriented Fund’s exposure to inflation adjusted securities through the Inflation Protected Securities Fund and equity securities through the Equity Income, Growth & Income, and International Funds is intended to provide somewhat better protection against inflation and slightly more growth potential than would be the case if the Fund invested only in fixed income securities through the Low Duration Bond and Core Bond Index Funds.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Savings Oriented Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to domestic and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Model Portfolio Conservative Growth Fund

Investment Objective—To offer reasonable current income and capital preservation, with modest potential for capital growth.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 41% fixed income investments, 40% equity investments, and 19% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund). To achieve this allocation, Fund assets are invested in underlying Vantagepoint fixed income and equity Funds and the multi-strategy Fund.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	14%-24%
Core Bond Index Fund (Class I)	7%-17%
Inflation Protected Securities Fund	5%-15%

Equity Funds:

Equity Income Fund	6%-16%
Growth & Income Fund	4%-14%
Growth Fund	1%-11%
Select Value Fund	0%-8%
Aggressive Opportunities Fund	0%-8%
International Fund	3%-13%

Multi-Strategy Fund:

Diversifying Strategies Fund	17%-21%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the allocation ranges and also within the stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund.

The Model Portfolio Conservative Growth Fund seeks to achieve a moderately conservative asset allocation favoring current income enhanced with the potential for growth.

The assets are diversified within three main asset categories. Within the fixed income allocation, the Low Duration Bond Fund, the Inflation Protected Securities Fund, and Core Bond Index Fund are used to seek to provide consistent income and broad access to the fixed income securities market as well as some inflation protection.

The equity allocation is diversified among underlying Funds that invest in large-, medium- and small company stocks in both the U.S. and abroad. The Equity Income Fund focuses on larger capitalization dividend-paying U.S. common stocks. The Growth & Income, Growth, Select Value and Aggressive Opportunities Funds add the potential for capital growth. International equity exposure through investment in the International Fund, which invests primarily in common stocks of companies headquartered outside the U.S., adds diversification and may provide the potential for additional growth.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Conservative Growth Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to domestic and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Model Portfolio Traditional Growth Fund

Investment Objective—To offer moderate capital growth and reasonable current income.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 25% fixed income investments, 60% equity investments, and 15% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund). To achieve this allocation, Fund assets are invested in underlying Vantagepoint fixed income and equity Funds and the multi-strategy Fund.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	3%-13%
Core Bond Index Fund (Class I)	8%-18%
Inflation Protected Securities Fund	0%-9%

Equity Funds:

Equity Income Fund	7%-17%
Growth & Income Fund	7%-17%
Growth Fund	5%-15%
Select Value Fund	1%-11%
Aggressive Opportunities Fund	1%-11%
Discovery Fund	0%-8%
International Fund	7%-17%

Multi-Strategy Fund:

Diversifying Strategies Fund	13%-17%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the allocation ranges and also within the stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund.

The Model Portfolio Traditional Growth Fund’s asset allocation seeks to be moderately balanced and to provide higher, long term returns from stocks, while income generated by fixed income securities seeks to dampen volatility. The equity allocation is diversified among underlying Funds that invest in large-, medium- and small company stocks in both the U.S. and abroad. The Equity Income Fund focuses on larger capitalization dividend-paying U.S. common stocks. The Growth & Income, Growth, Select Value, Aggressive Opportunities, and Discovery Funds add the potential for growth in the stock portion of the Model Portfolio Traditional Growth Fund. International equity exposure through investment in the International Fund, which invests primarily in common stocks of companies headquartered outside the U.S., adds diversification and may provide the potential for additional growth.

The fixed income portion of the Fund allocated to the Low Duration Bond Fund, the Inflation Protected Securities Fund and the Core Bond Index Fund seeks to provide consistent income and broad access to the bond market, but includes potential for volatility and loss. The allocation to the Inflation Protected Securities Fund seeks to provide a modest amount of inflation protection.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Traditional Growth Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to domestic and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Suitability for Investors—With more than half of the Fund invested in stocks, including growth stocks, a moderate level of volatility should be expected. The Model Portfolio Traditional Growth Fund may be suitable if you wish to participate in the returns expected from stocks but also want to seek to maintain moderate volatility. This Fund could be appropriate if you intend to invest for the intermediate or longer term.

Model Portfolio Long-Term Growth Fund

Investment Objective—To offer high long-term capital growth and modest current income.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds to seek to obtain exposure to approximately 13% fixed income investments, 75% equity investments, and 12% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through the “multi-strategy” Fund). To achieve this allocation, Fund assets are invested in underlying Vantagepoint fixed income and equity Funds and the multi-strategy Fund.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:

Fixed Income Funds:	Allocation Range

Core Bond Index Fund (Class I)	8%-18%

Equity Funds:

Equity Income Fund	8%-18%
Growth & Income Fund	8%-18%
Growth Fund	7%-17%
Select Value Fund	4%-14%
Aggressive Opportunities Fund	4%-14%
Discovery Fund	0%-10%
International Fund	11%-21%

Multi-Strategy Fund:

Diversifying Strategies Fund	10%-14%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the allocation ranges and also within the stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund.

The Model Portfolio Long-Term Growth Fund has a moderately aggressive asset allocation. The equity allocation is diversified among underlying Funds that invest in large-, medium- and small company stocks in both the U.S. and abroad. The Equity Income Fund focuses on larger capitalization dividend-paying U.S. common stocks. The Growth & Income, Growth, Select Value, Aggressive Opportunities, and Discovery Funds add the potential for capital growth in the stock portion of the Model Portfolio Long-Term Growth Fund. International equity exposure through investment in the International Fund, which invests primarily in common stocks of companies headquartered outside the U.S., adds diversification to the Model Portfolio Long-Term Growth Fund and may provide the potential for additional growth.

The fixed income portion of the Model Portfolio Long-Term Growth Fund is allocated to the Core Bond Index Fund, which provides the potential for yield and potentially reduces the impact of short-term price volatility from the portion of the Fund allocated to stock funds. It also offers the Fund an opportunity to participate in changes in interest rates through investment in high-quality fixed income securities.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Long-Term Growth Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to domestic and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Model Portfolio All-Equity Growth Fund

Investment Objective—To offer high long-term capital growth.

Principal Investment Strategies—The Fund invests, under normal circumstances, 100% in equity Funds by investing in other Vantagepoint Funds whose assets are invested, under normal circumstances, at least 80% in equity securities or instruments that provide equity exposure.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:

Equity Funds:	Allocation Range

Equity Income Fund	13%-23%
Growth & Income Fund	12%-22%
Growth Fund	12%-22%
Select Value Fund	5%-15%
Aggressive Opportunities Fund	5%-15%
Discovery Fund	4%-14%
International Fund	15%-25%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the allocation ranges noted above.

The Model Portfolio All-Equity Growth Fund has a 100% allocation to underlying equity Funds that invest, under normal circumstances, at least 80% of their assets in equity securities or instruments that provide equity exposure. This high allocation to equity securities can result in considerable growth in capital, but also involves risk of loss in the event of adverse developments. This Fund can be expected to have a degree of volatility similar to that of the stock market.

The equity allocation is diversified among underlying Funds that invest in large-, medium- and small company stocks in both the U.S. and abroad. The Equity Income Fund focuses on larger capitalization dividend-paying U.S. common stocks. The Growth & Income, Growth, Select Value, Aggressive Opportunities, and Discovery Funds add the potential for capital growth in the stock portion of the Model Portfolio All-Equity Growth Fund. International equity exposure through investment in the International Fund, which invests primarily in common stocks of companies headquartered outside the U.S., adds diversification to the Model Portfolio All-Equity Growth Fund and may provide the potential for additional growth.

The Milestone Funds

As a group, the Milestone Retirement Income Fund, Milestone 2010 Fund, Milestone 2015 Fund, Milestone 2020 Fund, Milestone 2025 Fund, Milestone 2030 Fund, Milestone 2035 Fund, Milestone 2040 Fund, and Milestone 2045 Fund are known as the Milestone Funds. The Milestone Funds seek to help investors accumulate savings throughout their careers and preserve savings in retirement. The Funds offer asset allocation, fund selection, and rebalancing through a single fund based on when withdrawals from the Fund are expected to begin, typically at or after retirement (assumed to occur at age 60). Each Fund invests in a combination of equity investments, fixed income investments, and investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through a “multi-strategy” Fund) that is believed to be appropriate given the time remaining until withdrawals begin.

Each Milestone Fund invests in differing amounts of certain other Vantagepoint Funds rather than investing directly in its own portfolio of securities. Each of these Funds has a different degree of potential risk and reward and follows the basic strategies described below.

Eight of the nine Milestone Funds are designed for investors who expect to begin making gradual withdrawals, typically at or after retirement, in or around the year designated in the Fund’s name. For example, the Milestone 2020 Fund is designed for investors who expect to begin making gradual withdrawals within a few years of the year 2020. These dated Funds are designed to “age” such that each Fund’s asset allocation becomes more conservative over time until the Fund achieves a final constant asset allocation approximately ten years after the year designated in the Fund’s name.

Unlike the eight dated Milestone Funds whose asset allocations change over time, the Milestone Retirement Income Fund maintains a constant asset allocation (described below) and is designed for investors who have begun to make gradual withdrawals or are seeking to preserve principal with some opportunity for inflation protection and capital growth, or who have a low tolerance for price fluctuations or wish to invest for the shorter-term. This Fund maintains an asset allocation of approximately 25% in equity Funds and 55% in fixed income Funds and 20% in a multi-strategy Fund. When the target asset allocation of a dated Fund matches the Retirement Income Fund’s target asset allocation, scheduled to occur approximately ten years after the year indicated in the Fund’s name, it is expected that VIA will recommend combining the assets of the dated Fund with the assets of the Milestone Retirement Income Fund within approximately one year, subject to applicable regulatory requirements. As previously stated, the Milestone Funds seek to help investors accumulate savings throughout their careers and preserve savings in retirement; however, there is no guarantee that the Funds will do so.

Asset Allocation—The allocation of each Milestone Fund among underlying Vantagepoint Funds and the asset classes they represent has been established by VIA, the investment adviser to each Fund. VIA will adjust the asset allocation of each dated Milestone Fund to seek to become more conservative as the year designated in its name approaches and for approximately 10 years beyond the designated year. This is intended to reduce investment risk as investors move towards and into retirement. The sequence of asset allocation changes that the dated Funds are expected to follow over time (“glide path”) developed by VIA is illustrated below. The glide path followed prior to October 30, 2007 was different and did not incorporate a multi-strategy Fund. The glide path followed prior to January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund name.

As depicted in the charted glide path above, each dated Milestone Fund’s asset allocation will change over time. For example, 35 years before the year indicated in the Fund’s name, the asset mix will be approximately 95% equities, 5% fixed income, and 0% multi-strategy. The asset mix will progressively reduce equity exposure such that by the year indicated in the Fund’s name (“target year”), the mix will be approximately 47% equities, 36% fixed income, and 17% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 25%, the fixed income allocation is increased to approximately 55%, and the multi-strategy Fund allocation is increased to approximately 20%. Ten years after the date in the Fund’s name, it will reach its “landing point” and its target asset allocation becomes constant.

The asset allocation of any Milestone Fund may differ from this chart for a variety of reasons. The most common reason is performance differences between a Fund’s equity allocation, its fixed income allocation, and its multi-strategy allocation. Deviations from the allocations suggested by the chart, particularly over long periods, likely will cause the investment risks associated with a given Fund to differ from what is suggested by the chart above. VIA monitors the Funds’ asset allocations on a daily basis and periodically will execute transactions as necessary to return the Milestone Funds to, or close to, the asset allocations indicated by the chart, taking into account both the cost and benefit of such transactions.

Additionally, VIA may alter the amount allocated to the equity, fixed income and multi-strategy asset classes of any Milestone Fund at its discretion subject to the supervision of the Fund’s Board of Directors. However, target allocations of the asset classes are expected to be substantially similar to the glide path and any significant deviations would be temporary.

Underlying Fund Selection—VIA selects underlying Vantagepoint Funds to fulfill the asset class allocations of each Milestone Fund. Target Fund level allocation ranges as of the date of this prospectus are discussed in the following sections describing each Fund. In selecting underlying Funds to fulfill asset class allocations, VIA will choose from the following candidate Vantagepoint Funds:

Fixed Income Funds

U.S. Bond	Vantagepoint Low Duration Bond Fund
Vantagepoint Inflation Protected Securities Fund
Vantagepoint Core Bond Index Fund

Equity Funds

U.S. Equity	Vantagepoint Equity Income Fund
Vantagepoint 500 Stock Index Fund
Vantagepoint Growth & Income Fund
Vantagepoint Broad Market Index Fund
Vantagepoint Growth Fund
Vantagepoint Select Value Fund
Vantagepoint Mid/Small Company Index Fund
Vantagepoint Aggressive Opportunities Fund
Vantagepoint Discovery Fund
Foreign Equity	Vantagepoint Overseas Equity Index Fund
Vantagepoint International Fund

Multi-Strategy Fund

Vantagepoint Diversifying Strategies Fund

VIA may, at its discretion, add additional Funds to the above-listed set of candidate Funds.

Changes to the Underlying Funds—Any changes made in the underlying Funds, such as changes in investment objectives or strategies, may affect the performance of the Milestone Funds that invest in those underlying Funds. VIA may alter the Fund-level allocations of a Milestone Fund at its discretion under the supervision of the Fund’s Board of Directors.

VIA will alter the underlying Fund allocations of the dated Milestone Funds over time until ten years after the year in the Fund’s name. Additionally, VIA also may make changes to the underlying Funds and their allocations for reasons other than the passage of time. Changes may be made for various reasons, including changes in an underlying Fund’s investment objective or investment strategy or a change in VIA’s investment assumptions underlying the Milestone Funds.

VIA monitors the performance and underlying Fund allocation of each Milestone Fund. From time to time, VIA will transfer assets from one underlying Fund to another to rebalance Fund asset allocations.

Reaching the Designated Year and Beyond—The Fund will continue to exist and its asset allocation will continue to grow more conservative for a period of 10 years after the year in the name of the Fund. At that point, the Fund will maintain a constant target asset allocation, which is expected to be approximately 25% equity, 55% fixed income, and 20% multi-strategy.

After the Fund reaches its final and constant target allocation, VIA is expected to recommend, and the Funds’ Board of Directors may approve, combining the dated Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the dated Fund at that time. If the combination is approved and applicable regulatory requirements are met, the Fund’s shareholders would then become shareholders of the Milestone Retirement Income Fund. Shareholders will be provided with additional information at that time, including information about any tax consequences of the combination for shareholders that are not investing in the Milestone Funds through a tax-advantaged retirement account.

Who should consider the Milestone Funds—In general, the Milestone Funds have been designed for investors saving for and in retirement who prefer to delegate to investment professionals most investment management tasks — such as portfolio construction, periodic rebalancing, and risk reduction over time.

Selecting a Milestone Fund—The primary factor you should consider in selecting a Milestone Fund is the year in which you plan to begin withdrawing assets, typically on or after retirement (at an assumed age of 60). The Funds have been designed on the assumption that investors will stop making new investments and gradually begin withdrawing assets from their Milestone Fund in the “target” year designated in the selected Fund’s name. If the year in which you plan to begin making withdrawals from your Milestone Fund and the year in which you plan to retire are significantly different (as it often is, for example, for public safety employees), you should take that into consideration when making your Fund selection. You should also consider your withdrawal plans as these Funds are designed for investors taking gradual withdrawals over time. These Funds may not be appropriate for investors who seek to make a single, lump sum withdrawal at retirement.

You should also consider your personal financial circumstances, additional sources of retirement income, and tolerance for risk when selecting a Milestone Fund. You can lose money in any of the Milestone Funds, including the Milestone Retirement Income Fund. Choosing a Fund with an earlier “target” date than your anticipated withdrawal/retirement date generally would be considered a more conservative investment decision, while choosing a Fund with a later target date generally would be considered a more aggressive investment decision. If you are highly risk-averse or cannot tolerate even small losses, you may wish to select an investment option that seeks a higher degree of capital preservation than the Milestone Funds.

The Milestone Funds are not a complete solution for all of your retirement savings needs. An investment in a dated Milestone Fund includes the risk of loss, including near, at or after the target date of the applicable dated Milestone Fund. There also is no guarantee that a Milestone Fund will provide adequate income at and through an investor’s retirement. Selecting a Milestone Fund (or any of The Vantagepoint Funds) does not guarantee that you will have adequate savings for retirement.

Investment Adviser and Portfolio Managers

VIA’s Portfolio Managers

	Five Year	Role in Fund
Name	Business History	Management

Wayne Wicker, CFA	Joined VIA in 2004	Lead member of the Team All team members are responsible for strategic management without limitations.
David Braverman, CFA	Joined VIA in 2008; previously with Standard & Poor’s Corporation from 1985 to 2008	All team members are responsible for strategic management without limitations.
Lee Trenum, CFA	Joined VIA in 2001	Responsible for day-to-day management responsibility. All team members are responsible for strategic management without limitations.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts managed by the portfolio manager(s) and portfolio manager ownership of Fund shares.

Milestone Retirement Income Fund

Investment Objective—To seek to offer current income and opportunities for capital growth that have limited risk.

Principal Investment Strategies—The Fund invests in a combination of underlying Vantagepoint Funds to seek to obtain exposure to approximately 55% fixed income investments, 25% equity investments and 20% investments in asset classes and strategies that have historically exhibited a low correlation to traditional fixed income and equity investments (through a “multi-strategy” Fund). To achieve this allocation, Fund assets are invested in underlying Vantagepoint fixed income and equity Funds and the multi-strategy Fund.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	26%-36%
Core Bond Index Fund (Class I)	4%-14%
Inflation Protected Securities Fund	10%-20%

Equity Funds:

Equity Income Fund	5%-15%
Growth & Income Fund	5%-15%
International Fund	0%-10%

Multi-Strategy Fund:

Diversifying Strategies Fund	15%-25%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the allocation ranges and also within the above-stated asset class allocations to fixed income and equity Funds and a multi-strategy Fund. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations.

The underlying Funds’ fixed income holdings are mainly a diversified mix of U.S. Government, U.S. agency, and investment-grade corporate bonds of varying maturities. The Vantagepoint Low Duration Bond Fund has been included to seek to reduce the overall volatility of the Milestone Retirement Income Fund’s share price.

The underlying Funds’ equity holdings are mainly large-capitalization U.S. stocks and larger capitalization stocks of developed countries.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Retirement Income Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to domestic and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2010 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of underlying Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from their Milestone Fund around the year 2010. As time elapses, the Fund’s allocation to equity investments is decreased and the Fund’s allocation to fixed income investments and investments in asset classes and strategies that have historically exhibited a low correlation to traditional equity and fixed income investments (through the “multi-strategy” Fund) is increased so that by June 30 of the year 2020 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated as of the date of this prospectus:

Fixed Income Funds:	Allocation Range

Low Duration Fund	9%-19%
Core Bond Index Fund (Class I)	1%-11%
Inflation Protected Securities Fund	10%-20%

Equity Funds:

Equity Income Fund	14%-24%
Growth & Income Fund	6%-16%
Growth Fund	3%-13%
Mid/Small Company Index Fund (Class I)	0%-5%
International Fund	5%-15%

Multi-Strategy Fund:

Diversifying Strategies Fund	13%-23%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations.

The underlying Funds’ fixed income holdings are largely a diversified mix of U.S. Government, U.S. agency, and investment-grade corporate fixed income securities of varying maturities. The Vantagepoint Low Duration Bond Fund has been included to seek to reduce the overall volatility of the Milestone 2010 Fund’s share price.

The underlying Funds’ equity holdings are mainly large-capitalization U.S. stocks and larger capitalization stocks of developed countries, but may include securities of small- and mid-capitalization issuers.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2010 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to domestic and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2015 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from their Milestone Fund around the year 2015. As time elapses, the Fund’s allocation to equity investments is decreased and the Fund’s allocation to fixed income investments and investments in asset classes and strategies that have historically exhibited a low correlation to traditional equity and fixed income investments (through the “multi-strategy” Fund) is increased so that by June 30 of the year 2025 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated as of the date of this prospectus:

Fixed Income Funds:	Allocation Range

Low Duration Fund	5%-15%
Core Bond Index Fund (Class I)	6%-16%
Inflation Protected Securities Fund	3%-13%

Equity Funds:

Equity Income Fund	14%-24%
Growth & Income Fund	6%-16%
Growth Fund	3%-13%
Mid/Small Company Index Fund (Class I)	2%-12%
International Fund	6%-16%

Multi-Strategy Fund:

Diversifying Strategies Fund	11%-21%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations.

The underlying Funds’ fixed income holdings are mainly a diversified mix of U.S. Government, U.S. agency, and investment-grade corporate fixed income securities of varying maturities. The Vantagepoint Low Duration Bond Fund has been included to seek to reduce the overall volatility of the Milestone 2015 Fund’s share price.

The underlying Funds’ equity holdings are large-, mid- and small-capitalization U.S. stocks and larger-capitalization stocks of developed countries, but may have some to exposure issuers located in emerging markets countries.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2015 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to domestic and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2020 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from their Milestone Fund around the year 2020. As time elapses, the Fund’s allocation to equity investments is decreased and the Fund’s allocation to fixed income investments and investments in asset classes and strategies that have historically exhibited a low correlation to traditional equity and fixed income investments (through the “multi-strategy” Fund) is increased so that by June 30 of the year 2030 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated as of the date of this prospectus:

Fixed Income Funds:	Allocation Range

Low Duration Fund	1%-11%
Core Bond Index Fund (Class I)	10%-20%
Inflation Protected Securities Fund	0%-5%

Equity Funds:

Equity Income Fund	17%-27%
Growth & Income Fund	7%-17%
Growth Fund	3%-13%
Mid/Small Company Index Fund (Class I)	4%-14%
International Fund	8%-18%

Multi-Strategy Fund:

Diversifying Strategies Fund	10%-20%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds . VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations.

The underlying Funds’ fixed income holdings are mainly a diversified mix of U.S. Government, U.S. agency, and investment-grade corporate fixed income securities of varying maturities. The Vantagepoint Low Duration Fund has been included to seek to reduce the overall volatility of the Milestone 2020 Fund’s share price.

The underlying Funds’ equity holdings are large-, mid- and small-capitalization U.S. stocks and larger-capitalization stocks of developed countries, but may have some exposure to issuers located in emerging markets countries.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2020 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to domestic and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2025 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from their Milestone Fund around the year 2025. As time elapses, the Fund’s allocation to equity investments is decreased and the Fund’s allocation to fixed income investments and investments in asset classes and strategies that have historically exhibited a low correlation to traditional equity and fixed income investments (through the “multi-strategy” Fund) is increased so that by June 30 of the year 2035 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated as of the date of this prospectus:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	0%-7%
Core Bond Index Fund (Class I)	8%-18%

Equity Funds:

Equity Income Fund	18%-28%
Growth & Income Fund	8%-18%
Growth Fund	4%-14%
Mid/Small Company Index Fund (Class I)	7%-17%
International Fund	10%-20%

Multi-Strategy Fund:

Diversifying Strategies Fund	8%-18%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the allocation ranges noted above. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations.

The underlying Funds’ fixed income holdings are mainly a diversified mix of U.S. Government, U.S. agency, and investment-grade corporate fixed income securities of varying maturities. The Vantagepoint Low Duration Bond Fund has been included to seek to reduce the overall volatility of the Milestone 2025 Fund’s share price.

The underlying Funds’ equity holdings are large-, mid- and small-capitalization U.S. stocks and large-capitalization stocks of developed countries, but may have some exposure to issuers located in emerging markets countries.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2025 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to domestic and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2030 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from their Milestone Fund around the year 2030. As time elapses, the Fund’s allocation to equity investments is decreased and the Fund’s allocation to fixed income investments and investments in asset classes and strategies that have historically exhibited a low correlation to traditional equity and fixed income investments (through the “multi-strategy” Fund) is increased so that by June 30 of the year 2040 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated as of the date of this prospectus:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	0%-6%
Core Bond Index Fund (Class I)	3%-13%

Equity Funds:

Equity Income Fund	20%-30%
Growth & Income Fund	9%-19%
Growth Fund	6%-16%
Mid/Small Company Index Fund (Class I)	10%-20%
International Fund	11%-21%

Multi-Strategy Fund:

Diversifying Strategies Fund	5%-15%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint

Funds from the list of candidate Funds to fulfill the asset class allocations.

The underlying Funds’ fixed income holdings are mainly a diversified mix of U.S. Government, U.S. agency, and investment-grade corporate fixed income securities of varying maturities. The Vantagepoint Low Duration Bond Fund has been included to seek to reduce the overall volatility of the Milestone 2030 Fund’s share price.

The underlying Funds’ equity holdings are large-, mid- and small-capitalization U.S. stocks and larger-capitalization stocks of developed countries, but may have some exposure to issuers located in emerging markets countries.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2030 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to domestic and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2035 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from their Milestone Fund around the year 2035. As time elapses, the Fund’s allocation to equity investments is decreased and the Fund’s allocation to fixed income investments and investments in asset classes and strategies that have historically exhibited a low correlation to traditional equity and fixed income investments (through the “multi-strategy” Fund) is increased so that by June 30 of the year 2045 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated as of the date of this prospectus:

Fixed Income Funds:	Allocation Range

Low Duration Bond Fund	0%-5%
Core Bond Index Fund (Class I)	0%-10%

Equity Funds:

Equity Income Fund	21%-31%
Growth & Income Fund	10%-20%
Growth Fund	7%-17%
Mid/Small Company Index Fund (Class I)	14%-24%
International Fund	13%-23%

Multi-Strategy Fund:

Diversifying Strategies Fund	0%-10%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds within the allocation ranges. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations.

The underlying Funds’ fixed income holdings are mainly a diversified mix of U.S. Government, U.S. agency, and investment-grade corporate fixed income securities of varying maturities. The Vantagepoint Low Duration Bond Fund has been included to seek to reduce the overall volatility of the Milestone 2035 Fund’s share price.

The underlying Funds’ equity holdings are large-, mid- and small-capitalization U.S. stocks and larger-capitalization stocks of developed countries, but may have some exposure to issuers located in emerging markets countries.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2035 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to domestic and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2040 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from their Milestone Fund around the year 2040. As time elapses, the Fund’s allocation to equity investments is decreased and the Fund’s allocation to fixed income investments and investments in asset classes and strategies that have historically exhibited a low correlation to traditional equity and fixed income investments (through the “multi-strategy” Fund) is increased so that by June 30 of the year 2050 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% in equity Funds, 55% in fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated as of the date of this prospectus:

Fixed Income Funds:	Allocation Range

Core Bond Index Fund (Class I)	0%-10%

Equity Funds:

Equity Income Fund	22%-32%
Growth & Income Fund	11%-21%
Growth Fund	8%-18%
Mid/Small Company Index Fund (Class I)	15%-25%
International Fund	14%-24%

Multi-Strategy Fund:

Diversifying Strategies Fund	0%-5%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations.

The underlying Funds’ fixed income holdings are mainly a diversified mix of U.S. Government, U.S. agency, and investment-grade corporate fixed income securities of varying maturities.

The underlying Funds’ equity holdings are large-, mid- and small-capitalization U.S. stocks and larger-capitalization stocks of developed countries, but may have some exposure to issuers located in emerging markets countries.

The Diversifying Strategies Fund makes up the multi-strategy Fund allocation for the Milestone 2040 Fund and is used to seek to enhance diversification. The Diversifying Strategies Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different than that of traditional asset classes, such as stocks and bonds (i.e., a “low correlation” to such asset classes), which are represented by the other underlying Vantagepoint Funds. In combination, the Diversifying Strategies Fund’s investment strategies seek to provide investment exposure to domestic and foreign stocks and bonds (including convertible securities) and foreign currencies through direct investments in such instruments or through the use of derivative instruments.

Milestone 2045 Fund

Investment Objective—To offer high total return consistent with the Fund’s current asset allocation.

Principal Investment Strategies—The Fund invests in a combination of other Vantagepoint Funds using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from their Milestone Fund around the year 2045. As time elapses, the Fund’s allocation to equity investments is decreased and the Fund’s allocation to fixed income investments and investments in asset classes and strategies that have historically exhibited a low correlation to traditional equity and fixed income investments (through the “multi-strategy” Fund) is increased so that by June 30 of the year 2055 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 25% equity funds, 55% fixed income Funds and 20% in the multi-strategy Fund.

The Fund’s investment strategy is implemented by investing in the following Vantagepoint Funds at target allocations within the percentage ranges indicated as of the date of this prospectus:

Fixed Income Funds:	Allocation Range

Core Bond Index Fund (Class I)	0%-10%

Equity Funds:

Equity Income Fund	22%-32%
Growth & Income Fund	11%-21%
Growth Fund	8%-18%
Mid/Small Company Index Fund (Class I)	15%-25%
International Fund	14%-24%

Subject to the supervision of the Funds’ Board of Directors, VIA may, at its discretion, increase or decrease the target allocations to the underlying Funds. VIA may also use other Vantagepoint Funds from the list of candidate Funds to fulfill the asset class allocations.

The underlying Funds’ fixed income holdings are mainly a diversified mix of U.S. Government, U.S. agency, and investment-grade corporate fixed income securities of varying maturities.

The underlying Funds’ equity holdings are large-, mid- and small-capitalization U.S. stocks and larger-capitalization stocks of developed countries, but may have some exposure to issuers located in emerging markets countries.

Additional Information About the Funds’ Risks

In addition to the risk factors discussed in the Summary Prospectus, the following descriptions provide additional information about the risks that you will face as an investor in the Funds. The Model Portfolio Funds and Milestone Funds are subject to the same risks as the underlying Funds in which they invest. It is important to keep in mind one of the main axioms of investing: the higher the potential reward, the higher the risk of losing money. The reverse is also generally true: the lower the potential reward, the lower the risk.

I. Equity Securities/Stock Risks

The Funds that invest in equity securities such as common stock or preferred stock are subject to stock market risk. Stock market risk is the possibility that stock prices overall will decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Small-Cap and Mid-Cap Securities Risk — Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies that have greater capitalization. Equity securities of such companies may be subject to more volatility in price than those of larger companies. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. Small companies often have more product lines, markets, or financial resources and less experienced management than larger companies.

Preferred Stock Risk — Preferred stockholders may have more limited voting rights as compared to the common stockholders. Holders of a company’s debt securities generally have a superior right to payment compared to holders of the company’s preferred stock, and are therefore paid before holders of preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities (including changes in interest rates and in a company’s creditworthiness) and equity securities. Funds holding preferred stock may suffer losses if dividends are not paid. Some preferred stocks may be convertible securities.

II. Fixed Income Securities Risks

Interest Rate Risk — Fixed income securities experience market risk as a result of changes in interest rates. The general rule is that if interest rates rise, prices of fixed income securities will fall and so will the Fund’s share price. The reverse is also true: if interest rates fall, prices of debt securities will generally rise.

A fixed income security with a longer maturity (or a fund holding fixed income securities with a longer average maturity) will typically be more sensitive to changes in interest rates and it will fluctuate more in price than a shorter term security. Because of their very short-term nature, money market instruments carry less interest rate risk.

Credit Risk — Fixed income securities and certain types of derivative instruments are also exposed to credit risk, which is the possibility that the issuer of a fixed income security or the counterparty to a derivative contract will default on its obligation to pay interest or principal. U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government, have limited credit risk, while securities issued or guaranteed by U.S. Government agencies or government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government may be subject to varying degrees of credit risk (see U.S. Government Agency Securities Risk). Corporate fixed income securities rated BBB or above by Standard & Poor’s are generally considered to carry moderate credit risk. Corporate fixed income securities rated lower than BBB are considered to have significant credit risk (see High Yield Securities Risk). Of course, fixed income securities with lower credit ratings generally pay a higher level of income to investors. The financial stability of issuers (and counterparties to derivative contracts) in foreign countries may be more precarious than in the United States. As a result, credit risk may be greater with issuers of foreign fixed income securities and foreign counterparties to derivative contracts.

Call Risk — A fixed income security may include a provision allowing the issuer to purchase the security back from its holder earlier than the final maturity date of the security, otherwise known as a “call feature.” Issuers often exercise this right when interest rates are low. Accordingly, holders of such callable securities may not benefit fully from the increase in value that other fixed income securities generally experience when rates decline. Unscheduled calls or prepayments also may limit the potential for capital appreciation on the security. Furthermore, after a call feature is exercised, a Fund may be forced to reinvest the proceeds received at the prevailing interest rates, which is likely be lower than the interest rate paid on the security that was called.

High Yield Securities Risk — Lower-quality fixed income securities (those of less than investment-grade quality, commonly known as “high yield bonds” or “junk bonds”) are speculative and involve greater risk of default and tend to be particularly sensitive to changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions. The market prices of these securities may also experience greater volatility than the market prices of investment grade securities and may decline significantly in periods of general economic difficulty. In addition, the value of lower-quality debt securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. Issuers of these securities are less secure financially as compared with issuers of investment grade securities. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Municipal Securities Risk — Municipal securities are fixed income securities issued by state and local governments, territories and possessions of the U.S., regional governmental authorities, and their agencies and instrumentalities. The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the Fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

U.S. Government Agency Securities Risk — Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain U.S. Government agency securities are backed only by the right of the issuer to borrow from the U.S. Treasury, or are supported only the credit of the issuer or instrumentality (while the U.S. Government has historically provided financial support to U.S. Government-sponsored agencies or instrumentalities, there is no assurance that it will always do so. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government-sponsored entities that are not backed by the full faith and credit of the U.S. Government include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government agency or a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted.

Liquidity Risk — Liquidity risk exists when a particular security or other instrument is difficult to trade. A Fund’s investment in illiquid assets may reduce the returns of the Fund because the Fund may not be able to sell the assets at the time desired for an acceptable price, or might not be able to sell the assets at all.

III. Foreign Securities Risks

Foreign securities (whether equity or fixed income) are subject to the same market risks as U.S. securities, such as general economic conditions and company and industry prospects. However, foreign securities involve the additional risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency conversion; and pricing factors affecting investment in the securities of foreign businesses or governments.

Emerging Markets Securities Risk — The above risk factors may be even more prevalent in emerging markets countries, which are countries not included in the MSCI World Index. Emerging markets countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements, and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. Investments in securities issued by companies in emerging markets countries may present risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in emerging market countries tend to be more volatile than investments in developed foreign countries.

Foreign Currency Risk — Investments directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by a Fund.

Foreign Government Securities Risk — Foreign government securities are fixed income securities issued by a foreign government, a foreign municipality, or an agency or instrumentality thereof. The ability of a foreign governmental obligor to meet its obligations to pay principal and interest to debtholders generally will be adversely affected by rising foreign interest rates, as well as the level of the relevant government’s foreign currency reserves and currency devaluations. If a governmental obligor defaults on its obligations, a Fund may have limited legal recourse against the issuer and/or guarantor. These risks may be heightened during periods of economic or political instability, and are generally heightened in emerging markets countries.

IV. Derivative Instruments Risk

Certain of the Funds use derivative instruments as part of their investment strategy. Generally, a derivative is a financial contract whose value depends upon, or is derived from, the value of an underlying asset, reference rate or return, or index, and may relate to stocks, fixed income securities, interest rates, currencies or currency exchange rates, commodities, and indexes comprised of these types of assets. Examples of derivative instruments include options, futures, forward currency contracts, options on futures contracts and swap agreements. There is no assurance that the use of any derivatives strategy will succeed, that the instruments necessary to implement investment strategies will be available or that a Fund may not lose money. Also, investing in financial contracts such as options involve additional risks and costs, which may result in losses instead of gains, so the benefits of the transaction might be diminished and a Fund may incur substantial losses.

Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements are not traded on exchanges or other organized markets, and thus may be less liquid than other derivative instruments. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by a Fund:

Management Risk — Derivatives are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Counterparty Risk — The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (counterparty) to make required payments or otherwise comply with the contract’s terms. See Credit Risk.

Liquidity Risk — Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. A Fund’s investments in illiquid derivative instruments may reduce the returns of the Fund because the Fund may not be able to sell the instruments at the time desired for an acceptable price, or might not be able to sell the instruments at all.

Interest Rate Risk — Certain derivative instruments are more sensitive to interest rate changes and market price fluctuations.

Leverage Risk — Certain transactions may give rise to a form of leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause a Fund to be more volatile than if it had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Lack of Availability — Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. A Fund’s ability to use derivatives may be limited by certain regulatory and tax considerations.

Market and Other Risks — Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way that is detrimental to a Fund’s interest. If a subadviser incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund instruments. A Fund may also have to buy or sell a security at a disadvantageous time or price to satisfy its obligations or to meet asset segregation requirements in connection with certain derivative transactions.

Valuation Risks — Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track.

V. Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed and asset-backed securities are fixed income securities that also are exposed to prepayment risk, which is the possibility that mortgage or loan holders will repay their loans early during periods of falling interest rates, necessitating reinvestment in lower-yielding instruments. Unscheduled prepayments in a falling rate environment would also limit the potential for capital appreciation on mortgage-backed and asset-backed securities. When interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Rising interest rates may result in decreased pre-payments, which could extend the average life of the security and cause its value to decline more than traditional fixed-income securities and increase its volatility. This is known as extension risk. See also Fixed Income Securities Risks.

If a Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. An unanticipated high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities and reduce the values of those securities or, in some cases, render them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include “subprime mortgages.”

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of a Fund’s investment in mortgage-backed securities. Delinquencies and losses on residential mortgage loans generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-backed securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-backed securities, which can adversely affect the market value of certain mortgage-backed securities. It is possible that such limited liquidity in these secondary markets could continue or worsen.

Commercial mortgage-backed securities (“CMBS”) are structured like residential mortgage-backed securities and bear the same risks as residential mortgage-backed securities described above. The structure and prepayment penalties inherent in a CMBS provide the investor with a greater protection than a residential mortgage-backed security. However, CMBS carry greater credit risk as the securities may represent only a few projects versus a residential mortgage-backed security that may represent thousands of homeowners spread across different regions of the country.

VI. Convertible Securities Risk

Convertible securities possess investment characteristics of both stocks and bonds. Convertible securities include convertible bonds and preferred stocks that may be exchanged for a specific number of shares of the issuing company’s common stock at a specified conversion price. The value of a convertible security increases and decreases with the value of the underlying common stock and thus is subject to the risks associated with equity securities (see Equity Securities / Stock Risks). When the convertible security’s conversion price is similar to the price of the underlying common stock, the convertible security itself generally behaves more like the common stock. When the convertible security’s conversion price is greater than the price of the underlying common stock, the convertible security generally behaves more like a fixed income security (and thus will be more sensitive to changes in interest rates (see Fixed Income Securities Risks)).

Convertible securities tend to be of lower credit quality, have a higher risk of default and tend to be less liquid than traditional, non-convertible bonds. Lower-quality debt securities (those of less than investment-grade quality) involve greater risk of default and tend to be particularly sensitive to changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic conditions. In addition, the value of lower-quality debt securities of smaller, less well-known issuers can be more volatile than that of larger issuers (see High Yield Securities Risk).

Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price (see Liquidity Risk). The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

VII. REITs Risk

Real estate investment trusts (“REITs”) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. When the profits or revenues of, or the value of real estate property owned by REITs decline or fail to meet market expectations, REIT stock prices may also decline. By investing in a REIT, a Fund is subject to the risks associated with investing in real estate (any of which could cause the value of a REIT’s stock price to decline), which include, without limitation: possible declines in the value of real estate; adverse general and local economic conditions; possible lack of availability of, or high cost of, financing; overbuilding in a given market; changes in interest rates; and environmental problems. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus including, without limitation, the following: dependency upon management skills; limited diversification; the risks of locating and managing financing for projects; possible default by borrowers; the costs and potential losses of self-liquidation of one or more holdings; and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility (see Small-Cap and Mid-Cap Securities Risk). Investing in REITs also involves risks related to the heavy cash flow dependency of REITs and the possibility that a REIT may fail to maintain applicable exemptions under U.S. and foreign securities and tax laws, which would significantly reduce the return on an investment in the REIT.

VIII. Issuer Risk

The value of any type of security may decline for a number of reasons that relate directly to the issuer such as management performance, financial leverage, reduced demand for the issuer’s goods and services, and the possibility that an issuer may go bankrupt.

IX. Securities Lending Risk

The Funds (other than the Money Market Fund, the Diversifying Strategies Fund, the Model Portfolio Funds, and the Milestone Funds) may engage in one or more securities lending programs conducted by the Funds’ custodian or other appropriate entities to seek to generate income. These loans will be secured by collateral invested in cash or cash equivalents. The collateral that a Fund receives from a borrower is generally invested in money market funds, other cash equivalents, short-term fixed income securities or other similar instruments. Securities lending subjects a Fund to certain risks. The borrower of the security may fail to return the loaned security in a timely manner, which could cause the Fund to lose money. In addition, the Fund may incur investment losses as a result of investing the collateral received in connection with the loans. The Funds’ SAI provides additional information about the Funds’ securities lending program.

X. Objective/Style Risk

All of the Funds are subject, in varying degrees, to objective/style risk, which is the possibility that returns from a specific type of security in which a Fund invests or the investment style of one or more of a Fund’s subadvisers will trail the returns of the overall market.

In the past, different types of securities have experienced cycles of outperformance and underperformance in comparison to the market in general. Therefore, if you invest in a Fund with a specific style you would be exposed to this risk. For example, growth stocks have performed best during the later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both the growth and value investing styles may, over time, go in and out of favor. At times when the investing style used by a Fund is out of favor, that Fund may underperform other Funds that use different investing styles.

XI. Management Risk

Although a Fund’s subadviser(s) will apply their investment strategies, techniques, and risk analyses in making investment decisions for the Fund, there is no guarantee that this will produce the intended results and there is no guarantee the Fund will meet its objective.

XII. Increase in Expenses

The actual costs of investing in a Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Disclosure of the Funds’ Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the Funds’ SAI. Each Fund’s complete month-end portfolio holdings are made publicly available on the Funds’ website (www.icmarc.org) 25 days after month-end (or the next business day thereafter). Such information will continue to remain available until The Vantagepoint Funds file a Form N-CSR or Form N-Q for the period that includes the date as to which the month-end portfolio holdings website disclosure is current.

In addition, some or all of the Funds’ portfolio holdings may be made publicly available at any time on the Funds’ website following a determination by the Funds’ President and its Chief Compliance Officer that the disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders. Once information is publicly available to all Fund shareholders on the Funds’ website, that information may be disclosed in writing or orally to other persons.

Management of the Funds

The investment adviser of the Funds is VIA, 777 North Capitol Street NE, Suite 600, Washington, DC 20002-4240. VIA, has been registered as an investment adviser since 1999, and is a wholly owned subsidiary of ICMA Retirement Corporation (“ICMA-RC”). ICMA-RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities in establishing and administering deferred compensation and qualified retirement plans for their public sector employees. ICMA-RC’s primary advisory client is VantageTrust Company, trustee of the Trust, which was formed to provide for the investment of the retirement plans administered by ICMA-RC on a commingled basis.

As investment adviser to the Funds, VIA continually monitors the performance of the subadvisers. VIA supervises and directs each Fund’s investments. The subadvisers are retained with the assistance of VIA, and day-to-day discretionary responsibility for security selection and portfolio management rests with the subadvisers. VIA selects the Vantagepoint Funds in which the Model Portfolio and Milestone Funds invests.

The Funds pay VIA and their subadvisers fees for managing the Funds’ investments. These fees are calculated as a percentage of a Fund’s assets under management, with the exception of the Diversifying Strategies Fund for which fees to be paid to certain of the Fund’s subadvisers are calculated as a percentage of the Fund’s assets allocated and assigned by VIA to such subadvisers. The following represents total advisory and subadvisory fees paid by the Funds for the fiscal year ended December 31, 2009:

Advisory Fee Paid
as a Percentage of
Funds	Average Net Assets

Money Market
Low Duration Bond*
Inflation Protected Securities*
Asset Allocation*
Equity Income*
Growth & Income*
Growth*
Select Value*
Aggressive Opportunities*
Discovery*
International*
Diversifying Strategies*
Core Bond Index*
500 Stock Index*
Broad Market Index*
Mid/Small Company Index*
Overseas Equity Index*
Model Portfolio Savings Oriented
Model Portfolio Conservative Growth
Model Portfolio Traditional Growth
Model Portfolio Long-Term Growth
Model Portfolio All-Equity Growth
Milestone Retirement Income
Milestone 2010
Milestone 2015
Milestone 2020
Milestone 2025
Milestone 2030
Milestone 2035
Milestone 2040
Milestone 2045**

*	Consists of advisory fee plus the appropriate subadviser fee(s).
**	Had not commenced operations as of December 31, 2009

The advisory and subadvisory fees charged can be found in the SAI under the heading “Investment Advisory and Other Services.”

Certain Funds’ advisory and subadvisory fee schedules include “breakpoints,” which have the effect of lowering the rate of fees paid to a subadviser as the value of the portion of the Fund’s assets managed by that subadviser increases. Conversely, when the value of a Fund’s assets managed by a subadviser decreases, subadvisory fees as a percentage of those assets may increase. The amount of a Fund’s assets managed by a subadviser may decrease due to a variety of reasons (including as a result of market forces or management actions) such that the Fund no longer qualifies for a breakpoint reduction in fee rates, which would cause the Fund to pay a higher rate of fee to a subadviser as determined by the subadvisory fee schedule. Please see the Funds’ SAI for additional information about VIA’s fee schedule and each subadviser’s fee schedule, including any breakpoints that apply for a particular Fund.

In addition, with respect to the Model Portfolio and Milestone Funds, VIA receives fees from both the Model Portfolio and Milestone Funds as well as from the underlying Vantagepoint Funds in which they invest.

VIA oversees the subadvisers and recommends to the Funds’ Board of Directors their hiring, termination and replacement. Pursuant to an order issued by the SEC, VIA may change subadvisers with the approval of the Funds’ Board of Directors. Shareholders will be notified of such changes, which may occur after the changes take place.

Shareholder approval of a change in subadvisory arrangements is not required unless the change would result in an increase in the overall management and advisory fees payable by the Fund that were previously approved by shareholders. Shareholders of the following Funds have previously approved the maximum aggregate advisory fees set forth below:

Maximum
Aggregate
Fund	Advisory Fee

Money Market	0.29%
Inflation Protected Securities	0.32%
Asset Allocation	0.49%
Equity Income	0.53%
Growth & Income	0.56%
Growth	0.54%
Select Value*	0.66%
Aggressive Opportunities	0.95%
Discovery*	0.64%
International	0.73%
Diversifying Strategies*	0.69%
Core Bond Index	0.23%
500 Stock Index	0.20%
Broad Market Index	0.23%
Mid/Small Company Index	0.25%
Overseas Equity Index	0.40%

*	The maximum aggregate advisory fee for these Funds was approved by the initial sole shareholder, ICMA-RC, prior to the public offering of shares.

Because the rate of fees payable and the amount of assets allocated to the different subadvisers of the subadvised Fund vary, the aggregate advisory fees that may be paid by a Fund having more than one subadviser will vary from time to time, due to increases or decreases in the market value of the separate portions of the Fund’s portfolio managed by each subadviser. Variations in the aggregate amount of advisory fees paid also may result from decisions made by VIA to reallocate cash among the respective subadvisers of a Fund. These variations may occur even though there has been no change in the contractual arrangements between the Fund and any subadviser.

From time to time VIA may recommend to the Funds’ Board of Directors that a subadviser be terminated and replaced with another subadviser or an additional subadviser be hired. VIA may also recommend to the Board that a portion of a Fund’s assets that had been managed by a terminated subadviser be managed using an indexing strategy on a temporary basis, while VIA conducts a search for a replacement subadviser. This would only be considered if an appropriate index was available that met the stated investment objective and strategy of a Fund.

The investment program and its performance are subject to the overall supervision and periodic review by the Funds’ Board of Directors.

A discussion regarding the basis for the approval by the Funds’ Board of Directors of the investment advisory agreements, and the subadvisory agreements for certain Funds, is available in the Funds’ Semi-Annual Report to Shareholders for the six months ended June 30, 2009, and a discussion regarding the basis for approval by the Funds’ Board of Directors of the subadvisory agreements for certain Funds is available in the Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2009.

Shareholder Information

Definition of a Business Day

For purposes of the following discussion, unless noted otherwise, “business day” means the period(s) of time on any given day during which the New York Stock Exchange (“NYSE”) is open for business. Unless noted otherwise, “close of business” means 4:00 p.m. Eastern Time on each business day or the final close of business on any business day during which trading on the NYSE is suspended.

Share Accounting for All Funds

A share of a Fund represents a dollar-weighted proportional ownership interest in that Fund. The Funds do not issue share certificates.

The price of a share is known as its net asset value or NAV. The daily NAV of a share is determined at the close of each business day by adding the value of all of a Fund’s investments, plus cash and other assets, deducting liabilities, and then dividing the result by the number of outstanding shares in the Fund as of the end of the prior day and rounding the results to the nearest cent. The value of your investment in a Fund equals the number of shares you own multiplied by the current day’s NAV.

Since share values and investment returns will fluctuate, an exchange or redemption at any given time will normally result in your receiving more or less than the original cost of your investment.

Valuation of the Funds’ Investment Securities

Model Portfolio and Milestone Funds—Each Model Portfolio and Milestone Fund’s NAV is calculated based upon the NAVs of the underlying Vantagepoint Funds in which it invests.

Other Vantagepoint Funds—Investment securities held by the Funds are valued each business day at their current market value.

Each Fund normally obtains market values for its securities and other instruments from independent pricing services that use reported last sale prices, current market quotations or, if market prices are not readily available, valuations from computerized “matrix” systems that derive values based on comparable securities or valuation or similar models. If a market value is not available from an independent pricing source for a particular security or instrument, that security is valued at a fair value in accordance with procedures adopted by the Funds’ Board of Directors. Certain derivatives may be valued at the last reported sales price or based on a combination of bid and ask prices. The Board of Directors has adopted valuation procedures for the Funds and has delegated day-to-day responsibility for fair value determinations to the Funds’ Pricing Committee. Determinations of the Pricing Committee are subject to review by the Board of Directors at its next scheduled meeting after the fair valuations are determined.

Each Fund normally uses the amortized cost method to value fixed income securities that will mature in 60 days or less.

Each Fund calculates the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates.

A Fund may own securities or other instruments that trade primarily in foreign markets that trade on weekends or other days that the Fund does not price its shares. As a result, a Fund’s net asset value may change on days when you will not be able to buy or sell shares of the Fund.

Securities issued by open-end investment companies held by a Fund will be valued using the respective NAV of such investment companies for purchase or redemption orders placed on that day.

For the Short-Term Investments Trust Liquid Assets Portfolio (the “Portfolio”) in which the Money Market Fund invests, NAV is calculated by valuing portfolio securities by reference to the Portfolio’s acquisition cost as adjusted for amortization of premium or accretion of discount, rather than by reference to their value based on current market factors. This valuation method generally ignores fluctuations in the market price of the Portfolio’s debt securities and assumes a steady increase (decrease) in value until maturity.

Each Fund expects to price most of its securities based on current market values as discussed above. Securities and assets for which market quotations are not readily available will be valued at fair value. The types of securities or other instruments for which such fair value pricing may be necessary include, but are not limited to: foreign securities, as discussed below; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale; and certain derivatives. The need to fair value a Fund’s portfolio securities or other instruments may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small cap securities.

Securities and assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or formula method or models that take into consideration various factors. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method or model not been used. Securities or other instruments may be valued based upon appraisals derived from information concerning the security or instrument or similar securities or instruments received from broker-dealer supplied quotations or valuations. Securities or other instruments may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time a Fund calculates its NAV because an event has occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation.

Use of Fair Value Pricing Service For Certain Foreign Equity Securities—For foreign equity securities that are principally traded in markets outside North and South America, the Funds’ Board of Directors approved the use of a third party fair valuation model (“FVIS”) to provide fair value prices. The FVIS uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. The Funds’ Board has approved use of the fair value prices provided through the FVIS service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the Funds that are principally traded in markets outside North and South America. In the event prices for such a foreign security are not available through the FVIS or another fair value pricing service approved by the Board, the security may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security determined in accordance with the Funds’ valuation procedures.

Risks of Fair Value Pricing—Valuing securities or other instruments at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. As discussed above, fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security or instrument if it were to sell the security or instrument at approximately the time at which the Fund determines its NAV per share. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Reinvestment of Earnings

All earnings of the Funds (interest, dividend income, and capital gains) are reinvested in the Funds and used to purchase additional shares with the exception of Vantagepoint Elite shareholders, who may elect to receive cash dividends.

Pricing and Timing of Transactions

Purchases, exchanges and redemptions are executed at the NAV next calculated after the Funds’ transfer agent receives the transaction request in good order. For example, under normal circumstances, a transaction request received at 9:30 a.m. Eastern Time on a business day is executed at the same price as that of a transaction request received at 3:00 p.m. Eastern Time — at that day’s closing price. If a transaction request is received in the morning, you do not insulate yourself from market gains or losses during the rest of the business day. A transaction request received after the calculation of the NAV on one day will be executed at the price in effect at the close of the next business day. Transaction requests by facsimile must be received prior to the close of business of the NYSE (normally 4:00 p.m. Eastern Time) to receive that day’s NAV. Each Fund calculates its NAV at the close of each business day.

Reporting to Investors

Please review carefully all investment transaction reports you receive from The Vantagepoint Funds. Call the toll-free Investor Services line at 800-669-7400 or contact the Funds at InvestorServices@icmarc.org immediately if you see any errors or discrepancies.

For transactions for which you receive confirmation statements, if you notify us of an error within 30 days of the confirmation date, we will correct the transaction. For transactions for which you only receive a quarterly statement, if you notify us of an error within 90 days of the end of the quarter in which the error occurred, we will correct the transaction.

Purchases, Exchanges, and Redemptions
Purchases

The Funds, with the exception of the Diversifying Strategies, are open for investment by, but not limited to, the following: (i) the VantageTrust Funds; (ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Section 401 or 457 of the Internal Revenue Code of 1986, as amended); (iii) Individual Retirement Accounts (“IRAs”) of employees of state and local governments and the IRAs of other persons having a familial or other close relationship to those public sector employees; (iv) persons participating in a VantageCare Retirement Health Savings Plan; (v) 529 college savings plans; (vi) certain tax-exempt or not-for-profit entities; (vii) Directors of The Vantagepoint Funds; (viii) VantageCare RHS Employer Investment Program (“EIP”); and (ix) ICMA-RC and its affiliates. The details of such eligibility criteria are set forth in the account application.

The Funds, other than the Money Market, Model Portfolio and Milestone Funds, are also available for investment by other Vantagepoint Funds. Currently, the Diversifying Strategies Fund is available for investment only by the Model Portfolio Funds and Milestone Funds.

Class I shares of the Index Funds are available to IRAs and other individual accounts and to any public sector employee benefit plan(s) sponsored by a public employer (i) having total assets of less than $20 million administered by ICMA-RC, and (ii) investing in the applicable Index Fund directly or investing in such Index Fund indirectly through the Trust or the VantageTrust Index Funds.

Class II shares are available to public sector employee benefit plan(s) sponsored by a public employer or other account that utilizes the EZLink platform (described below) and (i) has total assets in excess of $20 million administered by ICMA-RC or (ii) has other qualifying characteristics as described below. All public sector employee benefit plans sponsored by the same or a related public employer may be aggregated for purposes of qualifying for Class II shares.

Other public sector employee benefit plans with average account balances or other features that are expected to afford the Index Funds with certain economies of scale or other cost savings with respect to the servicing of their accounts, and certain IRAs known as “deemed (or Sidecar) IRAs,” may also qualify for Class II shares as determined in accordance with guidelines approved by the Board of Directors from time to time and listed in the Funds’ SAI.

EZLink is an Internet platform provided by ICMA-RC for on-line retirement plan administration services for plan sponsors. EZLink provides easy, efficient, and secure access to plan information as well as a secure platform for submitting transactions without the delays and quality deficiencies associated with the mailing and handling of paper documents.

There are no minimum investment amounts (except for Vantagepoint Elite investors—see below), front-end sales charges, deferred sales charges or back-end sales charges associated with investments in the Funds. Certain employee benefit plans may impose their own minimums.

The Vantagepoint Funds reserve the right in their sole discretion to (i) suspend the offering of their shares, or (ii) to reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund or Funds.

Purchases—Vantagepoint Elite

Shares of The Vantagepoint Funds are available for purchase through the Vantagepoint Elite program by ICMA-RC accountholders or on behalf of a minor if the custodian is an ICMA-RC accountholder. An initial contribution by the accountholder of $5,000 in a Fund is necessary in order to open a Vantagepoint Elite account. The minimum subsequent investment for Vantagepoint Elite investors is $1,000, except that a Vantagepoint Elite investor may make subsequent investments through an Automatic Investment Program in minimum amounts of $200. There are no front-end sales charges, deferred sales charges or back-end sales charges. Other transaction fees may apply. Ineligible Vantagepoint Elite investments will be returned promptly upon detection and the Fund will retain any earnings on such accounts and the ineligible investor will bear any losses. For more information about opening a Vantagepoint Elite account please call 800-669-7400 or contact the Funds at InvestorServices@icmarc.org.

Purchases by Employee Benefit Plans

Employee benefit plans must fill out a retirement plan account form that is to be signed by the plan’s trustee or other authorized official.

Investors may submit purchase orders to the Funds through payroll deduction or from other retirement plans as often as daily. Payments may be transmitted by check, wire, and Automated Clearing House (“ACH”), although it is preferred that the Funds receive payments by wire. Investment detail must be submitted electronically via EZLink.

Purchase orders received in “good order” prior to the close of business of the NYSE (normally 4 p.m. Eastern Time) on any business day are posted to investor accounts at the closing NAV of that day, or if the day the contributions are received is not a business day, at the closing NAV of the next business day. Purchase orders received in good order after close of business are posted at the closing NAV of the next business day.

Posting of contributions to investor accounts is contingent upon submission of purchase orders in good order to The Vantagepoint Funds. This means that the requests must be accompanied by sufficient detail to enable The Vantagepoint Funds to allocate assets properly. If a purchase request is not received in good order, the deposit is held in a non-interest bearing account until all necessary information is received. If the purchase request is still not in good order after three business days, the assets are returned to the investor. Purchases received for unidentified accounts for which no account form has been received will be returned to the investor.

With respect to purchases made through VantageTrust, or by certain employee benefit plans and other types of omnibus accounts, other procedures may apply as to the delivery of purchase instructions.

Purchases by IRA Investors

Payroll Deduction IRAs—Purchases made through payroll deduction of IRA contributions will be handled the same as purchases made by employee benefit plans, but will require a separate account form or an electronic application via the IRA Wizard through the Funds’ website (www.icmarc.org). Timing of investment, exchanges, and available services will be the same as those for employee benefit plans. See “Purchases by Employee Benefit Plans.”

Non-Payroll Deduction IRAs—First time IRA investors must fill out an IRA account application and mail it to the Funds along with a check, or complete the electronic application via the IRA Wizard through the Funds’ website (www.icmarc.org). Please call 800-669-7400 for assistance when you are establishing a non-payroll deduction IRA account. Timing of investment, exchanges, and available services will be the same as those for employee benefit plans. See “Purchases by Employee Benefit Plans.”

Exchanges and Allocations Among Funds

Investors normally may submit exchange requests through the Funds’ website (www.icmarc.org), or by telephone exclusively through the VantageLine phone system at 800-669-7400. Remember that an exchange is a two-part transaction - a redemption of shares in one Fund and a purchase of shares in another Fund. The sale price and purchase price will be based on the NAV next calculated after the exchange request has been received and is in good order.

Exchange requests received in good order prior to close of business on the NYSE (normally 4:00 p.m. Eastern Time) on a business day are posted to investor accounts at that day’s closing NAV. Exchange requests received in good order after close of business will be posted at the closing NAV of the next business day.

The allocation of new purchase amounts among the Funds may be changed by investors without charge or limitation.

Confirmations are normally sent to investors on the business day following the day the transaction occurs. Investors should verify the accuracy of information in confirmations immediately upon receipt. Refer to “Reporting to Investors” on how to report an error to The Vantagepoint Funds.

Exchanges—Index Funds

Class I shares of each Index Fund may be exchanged for Class II shares of that Index Fund provided that purchase eligibility requirements for Class II shares are satisfied by the holder of Class I shares. Class I shares of a particular Index Fund also may be exchanged into Class I shares of any other Index Fund. In addition, Class I shares of the Index Funds may be exchanged into the other Vantagepoint Funds, provided such exchanges are permitted by the 1940 Act.

Class II shares of each Index Fund may not be exchanged for Class I shares of that or any other Index Fund, except as provided in “Conversions — Index Funds” below. Class II shares of a particular Index Fund may be exchanged into Class II shares of any other Index Fund. In addition, Class II shares of the Index Funds may be exchanged into the other Vantagepoint Funds, provided such exchanges are permitted by the 1940 Act. Such other Vantagepoint Funds may only have one share class available that have higher expense ratios than Class II shares.

Exchanges—Vantagepoint Elite

Vantagepoint Elite investors may exchange their shares of one Vantagepoint Fund for shares of another Vantagepoint Fund. Vantagepoint Elite investors normally may exchange shares on any business day by Account Access, online at www.uvest.com, or telephone by speaking to a brokerage representative at 800-669-7400 or 800- 277-7700. If shares have been purchased by check, an investor will not be able to exchange those shares until the check has cleared (which may take up to 15 days from the date of purchase). Additional transaction fees may apply.

Exchanges by Telephone

Investors normally may make exchanges through VantageLine, the Funds’ automated service line by calling 800-669-7400. Instructions received through VantageLine must be accompanied by a Personal Identification Number. In addition, verbal instructions given to a telephone representative will be accepted upon verification of your identity and will be recorded to permit verification.

VantageLine is normally available 24 hours a day, seven days a week for your convenience; however, service availability is not guaranteed. Neither the Funds, the Funds’ investment adviser nor the Funds’ transfer agent will be responsible for any loss (or foregone gain) you may experience as a result of the service being unavailable or inoperative.

Should the VantageLine service or the “800” number become unavailable, transactions may be made through the Funds’ website (www.icmarc.org), as described in “Exchanges by Internet”, or by express mail to the attention of the Workflow Management Team, 777 N. Capitol Street, NE, Suite 600, Washington, D.C. 20002, at the shareholders’ expense.

Exchanges by Internet

The Funds maintain a home page on the Internet. The address is www.icmarc.org. Information available from the site’s “Account Access” feature (which requires a special login) includes account balances, investment allocations, and investment performance. You may also execute transactions or make changes in your investment allocation via Account Access. The transfer agent for the Funds will require that instructions received over the Internet be accompanied by a password.

Account Access is normally available 24 hours a day, seven days a week for your convenience; however, service availability is not guaranteed. Accordingly, neither the Funds, the Funds’ investment adviser, nor the Funds’ transfer agent will be responsible for any loss (or foregone gain) you may experience as a result of the service being unavailable or inoperative.

Should Account Access become unavailable, transactions may be made through VantageLine or the “800” number, as described in “Exchanges by Telephone.”

Conversions—Index Funds

Each Index Fund will convert Class I shares into Class II shares effective the first day of the quarter following the quarter during which, based on asset levels at the end of the most recently completed quarter, an investor meets the eligibility criteria outlined in “Purchases, Exchanges, and Redemptions — Purchases.” Any such conversion will be preceded by written notice to the investor and will be effected on the basis of the relative net asset values of Class I shares and Class II shares of the applicable Index Fund without the imposition of any sales load, fee or other charge.

Each Index Fund may convert Class II shares into Class I shares if an investor no longer meets the eligibility criteria outlined in “Purchases, Exchanges, and Redemptions — Purchases.” Any such conversion will be preceded by written notice to the investor and will be effected on the basis of the relative net asset values of Class I shares and Class II shares of the applicable Index Fund without the imposition of any sales load, fee or other charge.

Redemptions

Shares may be redeemed on any business day, subject to certain restrictions imposed by the Internal Revenue Code of 1986, as amended, on the timing of distributions under tax-favored employee benefit plans and IRAs. If investment in the Funds has been made through one or more of these plans, please call 800-669-7400 regarding these restrictions. With the exception of redemptions that are made to effect exchanges among The Vantagepoint Funds, redemption requests must be in writing.

If you wish to redeem shares you hold through an employer-sponsored employee benefit plan, you must submit a written request to withdraw assets from the plan or to transfer assets to another eligible plan. The appropriate form may be obtained by contacting Investor Services at 800-669-7400. You also may exchange your shares for shares of other investment options available under your plan at any time.

To redeem shares that you own through an IRA or a VantageCare Retirement Health Savings Employer Investment Program (“EIP”) account, you must send your request to us, in writing, c/o Vantagepoint Transfer Agents, LLC, P.O. Box 17010, Baltimore, Maryland 21297-1010, and include the following information:

•	The full name in which your account is held;

•	Your social security number or, if applicable, your Employer Identification Number;

•	Your name and address;

•	The exact name(s) of the Fund(s) whose shares you wish to redeem;

•	The dollar amount or number of shares of each Fund to be redeemed;

•	How the assets are to be distributed to you (by mail or by wire);

•	If funds are to be distributed by wire, wire instructions.

A signature guarantee may be required, at the Funds’ discretion, for certain redemptions.

A form for requesting IRA account withdrawals is available online through Account Access or by contacting Investor Services at 800-669-7400.

To request a form for redeeming shares owned through an EIP account, please contact Client Services at 800-326-7272.

Redemptions—Vantagepoint Elite

A Vantagepoint Elite investor may redeem shares on any business day by Account Access, online at www.uvest.com or telephone by speaking to a brokerage representative at 800-669-7400 or 800-277-7700. The redemption price of each share will be the next NAV determined after the redemption request has been received and is in good order.

Inability to Conduct Business

The Funds are normally open for business and operating for those time period(s) on any given day during which the NYSE is open for business.

However, unusual circumstances including, but not limited to, severe and extraordinary weather conditions, flooding, other natural disasters, pandemic flu or other epidemics, regional power failures, fires, market disruption, civil disturbances, or other emergencies may prevent the Funds or their service providers, including Vantagepoint Transfer Agents, LLC (“VTA”) or ICMA-RC Services, LLC (“ICMA-RC Services”) from conducting business on a given day or series of days. In the event of a pandemic flu or other similar circumstances whereby the Funds, VIA, VTA or ICMA-RC Services are open for business and operating under unusual conditions, investment transactions and other orders or directions may be required to be sent over the Internet or via an automatic voice telephone line to ensure the receipt and processing of such requests.

Frequent Purchases and Redemptions of Fund Shares

The Funds discourage short-term or frequent trading, often referred to as “market timing,” in Fund shares and seek to restrict or reject such trading or take other action to prevent it when identified and judged by the Funds or its transfer agent or adviser to be detrimental to the interests of the Fund and its long-term shareholders. The Funds are intended for long-term investment. Frequent purchases and redemptions of Fund shares may present risks for the Funds and their long-term shareholders as described below.

Frequent Trading Generally—The Board of Directors has adopted the following policies regarding frequent trading in Fund shares:

The following trading practices generally will result in the Funds taking action as described under “Consequences of Frequent Trading for Investors” below: (1) three or more “roundtrips” in the same Fund within any rolling 90-day period, or (2) ten or more “roundtrips” in the same Fund within any rolling 365-day period. A “roundtrip” is defined as a purchase of a Fund’s shares followed by a redemption of the same Fund’s shares during the relevant period. For example, three purchases and three redemptions must occur within a 90-day period or ten purchases and ten redemptions must occur within a 365-day period. If trading activity in a Fund reaches or exceeds either threshold described above, the Fund normally will take action to deter future frequent trading in the Fund, as discussed below. The Funds also may take action, even if the above thresholds are not met, if the trading is deemed to be disruptive for other reasons (e.g., excessively large trade amount).

The Funds may change the definition of frequent trading at any time without prior notice, depending upon factors such as the protection of the best interests of long-term investors or state or Federal regulatory requirements. It is expected that this policy will change over time to reflect the changing nature and strategies of frequent traders.

Certain types of transactions generally do not raise frequent trading concerns and normally will not require application of the Funds’ restrictions on frequent trading. These transactions include, but are not limited to: (1) reinvestment of dividends; (2) automatic investment/contribution, asset allocation (including accounts maintained under investment advisory programs or agreements) or withdrawal plans (including regularly scheduled and required minimum distributions); (3) retirement plan loan distributions and repayments; (4) certain retirement plan withdrawal events; (5) transactions initiated by a plan sponsor; and (6) transfers of assets that are non-investor driven.

Risks of Frequent Trades for the Funds—Depending on various factors, including the size of a Fund, the nature of the Fund’s portfolio holdings, the amount of Fund assets typically maintained in cash or cash equivalents, and the dollar amount, number and frequency of trades, short-term or excessive trading may:

•	interfere with the efficient management of a Fund’s portfolio,

•	increase a Fund’s transaction costs, administrative costs or taxes, that are borne by all shareholders, including long-term investors that do not trade frequently,

•	impact Fund performance, or

•	otherwise be detrimental to the interests of a Fund and its shareholders.

In addition, under certain circumstances, frequent trading in Fund shares may dilute the value of a Fund’s shares. This may happen when certain investors try to take advantage of possible delays between the change in the value of the Fund’s portfolio holdings and the reflection of that change in the Fund’s NAV. This is sometimes called “arbitrage market timing.” Arbitrage market timing could, under certain circumstances, dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices of the Fund’s portfolio securities. The risk of arbitrage market timing particularly applies to those Vantagepoint Funds that hold significant investments in foreign securities, as certain foreign markets close several hours ahead of the U.S. markets and to those Vantagepoint Funds that have a significant portion of their assets invested in small-cap securities and other types of investments that may not trade frequently.

Please see “Valuation of the Funds’ Investment Securities” for more information.

Consequences of Frequent Trading for Investors—Although the Funds, their investment adviser and their transfer agent endeavor to apply the Funds’ frequent trading policies uniformly, monitoring and evaluating the potential detrimental or harmful effects of frequent trading on the Funds involves inherently subjective judgments. The Funds, their investment adviser and their transfer agent will not knowingly accommodate trading activity that they have identified as being detrimental to the Funds by, or make any exceptions to the Funds’ frequent trading policies with respect to such trading activity for, any particular Fund shareholder or category of shareholders. Accordingly, if the Funds’ investment adviser or transfer agent becomes aware that an investor may be engaged in frequent trading in a Fund as described above and they conclude that such trading may be detrimental to the Fund, one or more of the following actions may be taken:

Account Monitoring and Shareholder Communications—The Funds and their service providers may increase the monitoring of the investor’s account(s) based on trading activity and account history, and may communicate with the investor either over the phone or in writing about trading activities in an effort to deter such activities. If such communications fail to deter the frequent or otherwise harmful trading activity, further action may be taken, as discussed below.

Barring Future Purchases—The Funds may temporarily (e.g., for a period of 180 days) or permanently bar the investor’s future purchases into the Fund (or other Funds) or may limit the amount, number or frequency of any future purchases or the method by which the investor may request future purchases and redemptions.

Rejecting, Canceling and Revoking Purchases and Exchanges—The Funds’ investment adviser or transfer agent, on behalf of the Funds, may reject any purchase or exchange order for any series for any reason in their sole discretion, including for suspicion of frequent trading. Further, purchase orders placed in violation or suspected violation of the Funds’ frequent trading policy are not necessarily deemed accepted by the Funds and may be canceled or revoked by the Funds’ transfer agent effective the next business day following receipt by the Funds.

Steps to Reduce Frequent Trading—From time to time, the Funds’ investment adviser or transfer agent may use several methods in an effort to reduce the risks of harmful frequent trading. These may include one or more of the following:

(1)	reviewing recent trades in Fund shares in an effort to identify possible frequent trading activity;

(2)	refusing, barring, or otherwise limiting purchase orders;

(3)	closing shareholder accounts and involuntarily redeeming Fund shares as permitted by law;

(4)	imposing specific limitations on transfers in the International Fund and the Overseas Equity Index Fund (see “Transfer Policy for Vantagepoint International Fund and Vantagepoint Overseas Equity Fund”); and

(5)	using a third party fair valuation model to provide fair value prices for certain foreign equity securities.

The Funds also reserve the right to reject any order to purchase shares of any Fund when, in management’s judgment and in its sole discretion, rejection of an order is in the best interests of the Funds and their long-term shareholders.

Limitations on the Effectiveness of Frequent Trading Policy—The Funds will take steps to detect and deter harmful frequent trading, but there can be no assurances that all such trading will be detected and prevented or that the Funds or their service providers will be able to completely eliminate, reduce or deter harmful frequent trading activities. The Funds reserve the right to amend their frequent trading policy and procedures at any time.

Trading Through Intermediaries—You are subject to this policy whether you are a direct shareholder of a Fund or you are investing indirectly in a Fund through an employee benefit plan whose assets are invested through VantageTrust or another trust or trustee or if you are investing through another intermediary.

While the Funds’ investment adviser and transfer agent will encourage financial intermediaries to apply the Funds’ frequent trading policy to their customers who invest indirectly in the Funds, the Funds’ investment adviser and transfer agent may not always be able to detect frequent trading that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. However, the Funds’ investment adviser and transfer agent review trading activity at the omnibus account level to seek to identify patterns that may suggest trading activity contrary to the Funds’ frequent trading policy. If they believe that such activity may have occurred, the Funds’ investment adviser and transfer agent may request and receive personal identifying information and transaction histories for some or all underlying Fund shareholders (or in the case of retirement plans, underlying plan participants). Should the Funds’ investment adviser or transfer agent subsequently determine that an underlying shareholder has violated the Funds’ frequent trading policy, it will instruct the intermediary to take appropriate action in accordance with the Funds’ frequent trading policy.

Transfer Policy for Vantagepoint International Fund and Vantagepoint Overseas Equity Fund—The following transfer policy applies to the International Fund and Overseas Equity Index Fund:

Investors (except for the Model Portfolio Funds or Milestone Funds) who transfer assets out of these Funds must wait at least 91 days before transferring assets back into the same Fund. This policy affects transfers only. It does not affect regular contributions or disbursements. The above transfer policy does not apply to an investor’s transactions in shares of the Model Portfolio Funds or Milestone Funds even though these Funds from time to time invest a portion of their assets in the International Fund or the Overseas Equity Index Fund.

This policy is designed to protect long-term investors in these Funds. When money is transferred into or out of the Funds, the portfolio managers may be required to buy or sell securities. Because trading costs can be fairly high in an international equity portfolio, short-term trading may generate higher-than-usual transaction costs that are borne by all shareholders, including those who do not trade frequently.

The Funds also have adopted this policy to control frequent trading and to protect the interests of long-term investors in the Funds.

Distribution Arrangements

ICMA-RC Services serves as distributor to the Funds. ICMA-RC Services receives no compensation for its services as distributor. ICMA-RC Services has entered into an agreement with UVEST Financial Service Group, Inc. (“UVEST”), a broker-dealer not affiliated with ICMA-RC Services or the Funds, wherein UVEST will make the Funds available to Vantagepoint Elite investors. Under certain circumstances, ICMA-RC Services will reimburse UVEST a portion of the transaction and exchange fees assessed to UVEST by the broker-dealer firm that clears and settles transactions for UVEST in connection with purchases or redemptions of shares of the Funds.

Tax Consequences

Each of the Vantagepoint Funds has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Funds distribute ordinary income and capital gains, if any, at least annually. The Money Market, Low Duration Bond, Core Bond Index and Inflation Protected Securities Funds distribute ordinary income, if any, monthly.

Shareholders who invest in the Funds through tax-qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans. All earnings and gains are reinvested in the Fund and used to purchase additional shares. Investors in the Vantagepoint Elite program may receive these distributions in cash. An investor should consult his/her benefits or tax advisor for additional information about IRS rules, regulations, or requirements pertaining to these plans.

Distributions paid to Vantagepoint Elite investors will normally be taxed as income or capital gains when they are received whether or not they are reinvested. Such dividends and distributions may be subject to federal, state and local taxation. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15% (0% for individuals in lower tax brackets). Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Unless you hold your shares in a tax advantaged account, each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss.

Dividends declared in October, November or December and paid in January will, in certain circumstances, be treated as paid in December for tax purposes.

In November 2001, the Funds began offering their shares to taxable investors. Before that time, the Funds offered their shares exclusively to retirement plans and other tax-exempt investors. The Funds’ after-tax returns in the performance tables included in the “Investment Objectives, Investment Policies, Principal Investment Strategies, and Related Risks and Performance” section of this prospectus reflect the Funds’ returns during periods when the Funds offered their shares exclusively to tax-exempt investors, and as a result may not be helpful to taxable investors.

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.

Financial Highlights

The following financial highlights table is intended to help you understand a Fund’s performance for the period of the Fund’s operation. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by          . The report of           along with the financial statements and related notes, appears in the 2009 Annual Report which is available upon request.

Financial Highlights
(For a share outstanding throughout each period)

TO COME

The SAI includes additional information about The Vantagepoint Funds. The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is part of this prospectus.

Additional information about the Funds’ investments is available in the annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

You can obtain a free copy of the SAI and the most recent annual or semi-annual report by calling 800-669-7400. You may also call 800-669-7400 to request other information or to make shareholder inquiries. The SAI, annual and semi-annual reports are also available, free of charge, on The Vantagepoint Funds’ website at www.icmarc.org.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or from the EDGAR Database on the SEC’s website
(www.sec.gov). Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Copies of this information may be obtained upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0213. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Investment Company Act file number: 811-08941

BRC000-072-201005-181

This Prospectus is printed entirely on recycled paper.

THE VANTAGEPOINT FUNDS
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2010

Actively Managed Funds	Ticker	Model Portfolio Funds	Ticker
Money Market Fund	VAMXX	Model Portfolio Savings Oriented Fund	VPSOX
Low Duration Bond Fund	VPIPX	Model Portfolio Conservative Growth Fund	VPCGX
Inflation Protected Securities Fund	VPTSX	Model Portfolio Traditional Growth Fund	VPTGX
Asset Allocation Fund	VPAAX	Model Portfolio Long-Term Growth Fund	VPLGX
Equity Income Fund	VPEIX	Model Portfolio All-Equity Growth Fund	VPAGX
Growth & Income Fund	VPGIX
Growth Fund	VPGRX	Milestone Funds	Ticker
Select Value Fund	VPSVX	Milestone Retirement Income Fund	VPRRX
Aggressive Opportunities Fund	VPAOX	Milestone 2010 Fund	VPRQX
Discovery Fund	VPDSX	Milestone 2015 Fund	VPRPX
International Fund	VPINX	Milestone 2020 Fund	VPROX
Diversifying Strategies Fund	VPDAX	Milestone 2025 Fund	VPRNX
(formerly the Diversified Assets Fund)		Milestone 2030 Fund	VPRMX
		Milestone 2035 Fund	VPRLX
Index Funds	Ticker	Milestone 2040 Fund	VPRKX
Core Bond Index Fund Class I Class II	VPCIX VPCDX	Milestone 2045 Fund	VPRJX
500 Stock Index Fund Class I Class II	VPFIX VPSKX
Broad Market Index Fund Class I Class II	VPMIX VPBMX
Mid/Small Company Index Fund Class I Class II	VPSIX VPMSX
Overseas Equity Index Fund Class I Class II	VPOIX VPOEX
The Vantagepoint Funds (the “Trust”) is an open-end management investment company which operates as a “series” investment company, offering the above-referenced 31 distinct no-load, diversified investment portfolios (each portfolio, a “Fund” and collectively, the “Funds”), each having different investment objectives. This Statement of Additional Information (“SAI”) contains additional information about the Funds.
This SAI is not a Prospectus. This SAI is incorporated by reference into, and should be read in conjunction with, the Trust’s current Prospectus, dated May 1, 2010 (the “Prospectus”), as supplemented from time to time. The Trust’s annual report is a separate document that includes the Funds’ most recent audited financial statements. These financial statements dated December 31,                      are incorporated herein by reference into this SAI. A copy of the Prospectus, SAI, or annual report may be obtained without charge by writing to the Trust at 777 N. Capitol Street, N.E., Washington, DC 20002, by calling 1-800-669-

7400 or by e-mailing a request to InvestorServices@icmarc.org. These documents are also available, free of charge, on the Trust’s website at www.icmarc.org.

GENERAL INFORMATION
The Trust was organized as a Delaware statutory trust on July 28, 1998. It is managed by Vantagepoint Investment Advisers, LLC (“VIA” or the “Adviser”), which in turn hires, subject to the approval of the Trust’s Board of Directors, and manages subadvisers who are responsible for the day-to-day investment management of and security selections for certain Funds.
The following discussion of investment objectives and policies for the Funds supplements, and should be read in conjunction with, the discussion of those objectives, principal investment strategies and policies set forth in the Prospectus.

INVESTMENT OBJECTIVES AND POLICIES
The policies and guidelines set forth below for each Fund govern the management of each Fund by VIA. Those designated as “fundamental” in this SAI and in the Prospectus cannot be changed without shareholder approval. Other policies and guidelines described below and in the Prospectus may be revised at the discretion of the Board of Directors. With the exception of the Index Funds, the investment objective of each Fund is fundamental and any material change in a Fund’s fundamental investment objective requires the approval of a majority of a Fund’s shareholders.
With the exception of the Model Portfolio Funds and the Milestone Funds (the assets of which are managed directly by VIA) and the Money Market Fund, the assets of each Fund are managed by one or more subadvisers. Subadvisers are retained to manage all or a particular portion of each Fund’s assets under the terms of written investment advisory contracts with VIA and the Trust on the behalf of the applicable Fund. Each subadviser is selected for its individual investment management expertise and each operates independently of the others. Each subadviser is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940. Further information on each Fund’s subadviser(s) may be found in the Prospectus and this SAI. Each subadviser agrees to exercise complete management discretion over the assets of the Fund allocated to it in a manner consistent with the Fund’s investment policies and strategies set forth in the Prospectus and this SAI.
Consistent with Commodity Futures Trading Commission regulations, the Funds have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act.
The Money Market Fund invests in the Short-Term Investments Trust Liquid Assets Portfolio, a registered money market mutual fund advised by Invesco Aim Advisors, Inc.
The Model Portfolio and Milestone Funds pursue their objectives by investing all of their assets in shares of other mutual funds. The Model Portfolio and Milestone Funds currently allocate their assets among other Funds of the Trust. Each current underlying Fund’s investment objective and principal investment strategy is described in the Funds’ current Prospectus.
During unusual economic or market conditions, or for temporary defensive or liquidity purposes, when VIA or a subadviser determines that market or other conditions warrant, a Fund may invest up to 100% of its assets in or hold cash, cash equivalents or securities that would not ordinarily be consistent with the Fund’s objective(s). A Fund will do so only if VIA or a Fund’s subadviser believes the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment objective.

COMPARATIVE INDEXES
The Funds may, from time to time, use one or more of the unmanaged indexes listed below for purposes of appraising fund performance. This list of indexes is not intended to be all inclusive, and other indexes, benchmarks or peer groups may be used, as deemed appropriate. All of the indexes are unmanaged and do not reflect the costs of portfolio management, trading, fees, expenses or taxes.
Standard & Poors 500 Index (“S&P 500”) — consists of 500 stocks representing larger capitalization companies traded in the U.S.
Wilshire 5000 Total Market Index — consists of all U.S. equity securities with readily available price data (which includes common stocks, interests in real estate investment trusts and limited partnership interests) and is calculated using a float-adjusted market capitalization weighting. The float-adjusted methodology adjusts an individual stock’s market capitalization to account for (by excluding) shares that may be restricted or otherwise unavailable for purchase.
Wilshire 4500 Completion Index — consists of all small and mid-cap stocks. It is constructed using the Wilshire 5000 Total Market Index securities with the companies in the S&P 500 Index removed and is calculated using a float-adjusted market capitalization weighting. The float-adjusted methodology adjusts an individual stock’s market capitalization to account for (by excluding) shares that may be restricted or otherwise unavailable for purchase.
Barclays Capital U.S. Long Treasury Bond Index — consists of all Treasury obligations with maturities of 10 years or greater.
Barclays Capital U.S. Aggregate Bond Index — consists of investment-grade U.S. fixed income securities.
Barclays Capital U.S. Intermediate Aggregate Bond Index — is comprised of U.S. Government, mortgage, corporate and asset-backed securities with maturities of one to 10 years.
Barclays Capital U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series-L) — consists of all U.S. Treasury Inflation Protected Securities rated investment grade or better, having at least one year to final maturity, and at least $250 million par amount outstanding. The Series L reference identifies this index as the former Lehman Brothers U.S. Treasury Inflation Protected Securities (TIPS) Index.
Merrill Lynch 1-3 Year US Corporate & Government Bond Index — tracks the performance of U.S. dollar-denominated investment grade Government and corporate public debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years.
MSCI Europe Australasia Far East (EAFE) (Net) Index (“EAFE Index”) — is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology.

MSCI EAFE (Gross) Index — is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada and approximates the maximum possible dividend reinvestment.
Russell 1000 Index — measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.
Russell 1000 Growth Index — measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Value Index — measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.
Russell Midcap Index — measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap Index represents approximately 31% of the total market capitalization of the Russell 1000 companies.
Russell Midcap Growth Index — measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap Value Index — measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000 Index — measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Russell 3000 Index — measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Wilshire®, the Wilshire IndexesSM, Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM are service marks of Wilshire Associates Incorporated (“Wilshire”) and have been licensed for use by The Vantagepoint Funds. All content of the Wilshire IndexesSM, Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM is ©2009 Wilshire Associates Incorporated, all rights reserved. The Vantagepoint Funds are not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations or warranties with respect to The Vantagepoint Funds. Wilshire has no relationship with The Vantagepoint Funds, other than the licensing of the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM and its service marks for use in connection with The Vantagepoint Funds.
Wilshire does not:
•	Sponsor, endorse, sell or promote The Vantagepoint Funds.

•	Recommend that any person invest in The Vantagepoint Funds or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of The Vantagepoint Funds.

•	Have any responsibility or liability for the administration, management or marketing of The Vantagepoint Funds.

•	Consider the needs of The Vantagepoint Funds or the shareholders of The Vantagepoint Funds in determining, composing or calculating the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM or have any obligation to do so.
Wilshire shall have no liability in connection with The Vantagepoint Funds. Specifically, Wilshire makes no representation or warranty, express or implied, regarding:
•	The results to be obtained by The Vantagepoint Funds, a shareholder of The Vantagepoint Funds or any other person in connection with the use of the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM and the data included in the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM;

•	The accuracy or completeness of the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM and any related data;

•	The merchantability or the fitness for a particular purpose or use of the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM and/or its related data;
Wilshire shall not have any liability for any errors, omissions or interruptions in the Wilshire 5000 Total Market IndexSM and Wilshire 4500 Completion IndexSM or related data. Under no circumstances will Wilshire be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Wilshire knows that they might occur. The licensing agreement between The Vantagepoint Funds and Wilshire is solely for their benefit and not for the benefit of the shareholders of The Vantagepoint Funds or any other third parties.
“Standard & Poor’s©”, “S&P©”, “S&P 500©”, “Standard & Poor’s 500©”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Vantagepoint Funds. The Vantagepoint Funds is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc, (“S&P”). S&P notes no representation or warranty, express or implied, to the shareholders of The Vantagepoint Funds or any member of the public regarding the advisability of investing in securities generally or in The Vantagepoint Funds particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to The Vantagepoint Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to The Vantagepoint Funds. S&P has no obligation to take the needs of The Vantagepoint Funds or the shareholders of The Vantagepoint Funds into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of The Vantagepoint Funds or the timing of the issuance or sale of The Vantagepoint Funds or in the determination or calculation of the equation by which The Vantagepoint Funds is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of The Vantagepoint Funds.
S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE VANTAGEPOINT FUNDS, SHAREHOLDERS OF THE VANTAGEPOINT FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
THE VANTAGEPOINT FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE VANTAGEPOINT FUNDS. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE VANTAGEPOINT FUNDS, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE VANTAGEPOINT FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE VANTAGEPOINT FUNDS, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE VANTAGEPOINT FUNDS, ITS

SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF SHARES OF THE VANTAGEPOINT FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH SHARES OF THE VANTAGEPOINT FUNDS ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE VANTAGEPOINT FUNDS, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE VANTAGEPOINT FUNDS.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE VANTAGEPOINT FUNDS, ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
ELIGIBLE INVESTMENTS
As noted in the following chart, the Funds (including the underlying Funds for each Model Portfolio and Milestone Fund) are authorized to invest in the types of securities and financial instruments listed below. See the following chart for information on which Funds may invest in which instruments and securities. This chart should be read in conjunction with the Prospectus and this SAI. Not every Fund will invest in all such securities and/or financial instruments that are indicated in the following chart.
Currently, the Model Portfolio and Milestone Funds expect to be fully invested in shares of underlying Funds.
Eligible Investments

Commercial
	Asset-	Cash &		Collateralized	Mortgage
	Backed	Cash	Certificates	Mortgage	Backed	Commercial	Convertible
	Securities	Equivalents	of Deposit	Obligations	Securities	Paper	Securities
Money Market Fund

Low Duration Bond Fund	x	x	x	x	x	x

Inflation Protected Securities Fund	x	x	x	x	x	x

Asset Allocation Fund		x	x			x	x

Equity Income Fund	x	x	x	x	x	x	x

Growth & Income Fund	x	x	x	x	x	x	x

Growth Fund	x	x	x	x	x	x	x

Select Value Fund	x	x	x	x	x	x	x

Aggressive Opportunities Fund	x	x	x	x	x	x	x

Discovery Fund	x	x	x	x	x	x	x

International Fund	x	x	x	x	x	x	x

Diversifying Strategies Fund*	x	x		x	x	x	x

Core Bond Index Fund	x	x	x	x	x	x	x

500 Stock Index Fund		x	x			x	x

Broad Market Index Fund		x	x			x	x

Mid/Small Company Index Fund		x	x			x	x

Overseas Equity Index Fund		x	x			x	x

*	Formerly the Diversified Assets Fund

Lower
Rated
Fixed
						Income		Foreign
		Exchange-	U.S.	Emerging	U.S. Fixed-	Securities	Foreign	Fixed	Forward
	Depositary	Traded	Equity	Market	Income	(High-	Equity	Income	Currency
	Receipts	Funds	Securities	Securities	Securities	Yield)	Securities	Securities	Contracts
Money Market Fund

Low Duration Bond Fund				x	x	x		x	x

Inflation Protected Securities Fund				x	x	x		x	x

Asset Allocation Fund	x	x	x		x			x

Equity Income Fund	x	x	x	x	x	x	x	x	x

Growth & Income Fund	x	x	x	x	x	x	x	x	x

Growth Fund	x	x	x	x	x	x	x	x	x

Select Value Fund	x	x	x	x	x	x	x	x	x

Aggressive Opportunities Fund	x	x	x	x	x	x	x	x	x

Discovery Fund	x	x	x	x	x	x	x	x	x

International Fund	x	x	x	x	x	x	x	x	x

Diversifying Strategies Fund*	x	x	x	x	x	x	x	x	x

Core Bond Index Fund		x		x	x	x		x

500 Stock Index Fund		x	x		x		x

Broad Market Index Fund		x	x		x		x

Mid/Small Company Index Fund		x	x		x		x

Overseas Equity Index Fund		x	x		x		x	x	x

*	Formerly the Diversified Assets Fund

							Options/	Private
		Inflation		Money	Mortgage-		Options	Investments
		Adjusted	Investment	Market	Backed	Municipal	on	in Public
	Futures	Securities	Companies	Securities	Securities	Securities	Futures	Companies
Money Market Fund			x◊

Low Duration Bond Fund	x	x	x	x	x	x	x

Inflation Protected Securities Fund	x	x	x	x	x	x	x

Asset Allocation Fund	x		x	x	x

Equity Income Fund#	x		x	x	x		x

Growth & Income Fund#	x		x	x	x		x

Growth Fund#	x		x	x	x		x

Select Value Fund#	x		x	x	x		x

Aggressive Opportunities Fund	x		x	x	x		x	x

Discovery Fund	x	x	x	x	x	x	x	x

International Fund	x		x	x	x		x	x

Diversifying Strategies Fund*	x	x	x	x	x	x	x	x

Core Bond Index Fund#	x		x	x	x	x

500 Stock Index Fund#	x		x	x	x

Broad Market Index Fund#	x		x	x	x

Mid/Small Company Index Fund#	x		x	x	x

Overseas Equity Index Fund#	x		x	x	x

#	These Funds may use derivative instruments such as futures and options, but are limited to no more than 5% of the market value of their net assets.

◊	Currently, the Money Market Fund invests substantially all of its assets in the Short-Term Investments Trust Liquid Assets Portfolio.

*	Formerly the Diversified Assets Fund

Real
Estate
	Investment		Rights		Swaps/	U.S.	When-
	Trusts	Restricted	and	Securities	Swap	Gov’t	Issued	Yankee	Eurodollar
	(“REITs”)	Securities	Warrants	Lending	Options	Securities	Securities	Bonds	Instruments
Money Market Fund

Low Duration Bond Fund		x	x	x	x	x	x	x	x

Inflation Protected Securities Fund		x		x	x	x	x	x	x

Asset Allocation Fund	x	x	x	x		x	x

Equity Income Fund	x	x	x	x		x	x	x

Growth & Income Fund	x	x	x	x		x	x	x

Growth Fund	x	x	x	x		x	x	x

Select Value Fund	x	x	x	x		x	x	x

Aggressive Opportunities Fund	x	x	x	x		x	x	x

Discovery Fund	x	x	x	x	x	x	x	x	x

International Fund	x	x	x	x		x	x	x	x

Diversifying Strategies Fund*	x	x	x		x	x	x	x	x

Core Bond Index Fund		x	x	x	x	x	x	x	x

500 Stock Index Fund	x	x	x	x		x	x

Broad Market Index Fund	x	x	x	x		x	x

Mid/Small Company Index Fund	x	x	x	x		x	x

Overseas Equity Index Fund	x	x	x	x		x	x

*	Formerly the Diversified Assets Fund

Other Vantagepoint Funds
(other than the Money Market, Model Portfolio, and Milestone Funds)
Model Portfolio Savings Oriented Fund	X[2]

Model Portfolio Conservative Growth Fund	X[2]

Model Portfolio Traditional Growth Fund	X[2]

Model Portfolio Long-Term Growth Fund	X[2]

Model Portfolio All-Equity Growth Fund	X[2]

Milestone Retirement Income Fund	X[3]

Milestone 2010 Fund	X[3]

Milestone 2015 Fund	X[3]

Milestone 2020 Fund	X[3]

Milestone 2025 Fund	X[3]

Milestone 2030 Fund	X[3]

Milestone 2035 Fund	X[3]

Milestone 2040 Fund	X[3]

Milestone 2045 Fund	X[3]

[2]	Currently, the Model Portfolio Funds expect to be fully invested in shares of underlying Funds.

[3]	Currently, the Milestone Funds expect to be fully invested in shares of underlying Funds.

ASSET-BACKED SECURITIES: Asset-backed securities are securities backed by various types of loans such as credit card, auto and home equity loans. Payment of principal and interest may be guaranteed up to certain amounts and for certain time periods by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. These securities involve prepayment risk as well as risk that the underlying loans or receivables will default.
CASH/CASH EQUIVALENTS: These include fixed income obligations with maturities of less than one year, including short-term accounts managed by a custodian institution and shares of money market mutual funds. They also include repurchase agreements and reverse repurchase agreements. In a repurchase agreement, a Fund buys a security from a bank or broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement is considered as the borrowing of money by the Fund and, therefore, a form of leverage, which may cause any gains or losses for the Fund to become magnified.
CERTIFICATES OF DEPOSIT: Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.
COLLATERALIZED MORTGAGE OBLIGATIONS: Collateralized mortgage obligations (“CMOs”) are mortgage-backed, investment-grade bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, referred to as tranches, and they are differentiated by the type of return paid by the issuer. A given tranche may receive interest, principal, or a combination of the two, and may include more complex stipulations. The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal (i.e., the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Also, CMOs can be illiquid, which can increase the cost of buying and selling them.
COMMERCIAL MORTGAGE-BACKED SECURITIES: Commercial mortgage-backed securities (“CMBS”) are securities generally backed by loans on retail, office, industrial, multi-family housing and hotel properties. CMBS are structured like mortgage-backed securities, with collateral similar to a real estate investment trust (“REIT”). The collateral creates exposure to the commercial real estate market, while the structure of the bond itself will behave like a mortgage-backed security. However, the investor in a CMBS has more prepayment protection than with a mortgage-backed security. The structure and the prepayment penalties inherent in a CMBS provide the investor with greater protection than a residential backed mortgage security. CMBS carry greater credit risk as the securities may represent only a few projects, versus a traditional mortgage-backed security that may represent thousands of residential homeowners spread across different regions of the country.

COMMERCIAL PAPER: Commercial paper is an unsecured short-term debt instrument issued by corporations and other entities. Maturities on these issues vary from one day up to 270 days.
CONVERTIBLE SECURITIES: Convertible securities possess investment characteristics of both stocks and bonds. Convertible securities include corporate bonds (“convertible bonds”) and preferred stocks that may be exchanged for a specific number of shares of the issuing company’s common stock at a specified conversion price.
Convertible securities tend to be of lower credit quality, have a higher risk of default and tend to be less liquid than traditional, nonconvertible investment-grade bonds. The value of a convertible security increases and decreases with the value of the underlying common stock. When the convertible security’s conversion price is similar to the price of the underlying common stock, the convertible security itself generally behaves more like the common stock. When the convertible security’s conversion price is greater than the price of the underlying common stock, the convertible security generally behaves more like a bond (and thus will be more sensitive to changes in interest rates).
DEPOSITARY RECEIPTS: Those Funds that may invest in foreign securities, as identified in the Prospectus, may purchase the foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. The Funds may purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The risks associated with depositary receipts are similar to those of investing in foreign securities as described in the Prospectus.
EQUITY SECURITIES:
     Common Stock. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.
     Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event an issuer is liquidates or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over claims of those who own preferred or common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or noncumulative, participating or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be les attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

EXCHANGE-TRADED FUNDS (“ETFs”): Typically, a Fund would purchase ETF shares for the same reason it might purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to the securities in the appropriate index while maintaining flexibility to meet the liquidity needs of the Fund. ETF shares may enjoy several advantages over futures. Depending on the market, the holding period and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. Most ETFs are investment companies, and purchases are governed by applicable SEC regulations for such investments.
ETFs are investment companies that are generally registered under the Investment Company Act of 1940 (“1940 Act”) as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indexes. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.
FIXED INCOME SECURITIES: Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. Fixed income securities may also include loan participations and assignments that are privately negotiated notes representing the equivalent of a loan or bank debt. The market value of the fixed income investments in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates over time. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund’s net asset value.
Recent instability in the markets for fixed income securities, particularly mortgage-related and asset-backed securities has significantly decreased the liquidity of Funds that invest in such securities. In the event of redemptions, a Fund that invests in mortgage-related and asset-backed securities may be forced to sell these portfolio securities at an unfavorable time or price. As a result of this illiquidity, a Fund may incur a greater loss on the sale of such securities than under more stable market conditions. Such losses can adversely impact a Fund’s net asset value.
Additional information regarding fixed income securities is described below:
          Municipal Securities. Municipal securities are fixed income securities issued by state and local governments, territories and possessions of U.S., regional governmental authorities, and their agencies and instrumentalities.

          Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates change by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. Effective duration of the portfolio is the weighted average duration of all the bonds in a Fund and takes into account that expected cash flows will fluctuate as interest rates change.
          Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”), or, if not rated, are determined to be of comparable quality by the Adviser or a subadviser, as applicable. The fourth highest rating category can carry moderate credit risk. Moody’s defines this rating category as follows, “Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.” See “Appendix A—Description of Ratings” for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer’s creditworthiness. In the event a security owned by a Fund is downgraded, the Adviser or subadviser, as applicable, will review the situation and take appropriate action with regard to the security.
          Lower Rated Securities. Lower rated fixed income securities are commonly referred to as below investment grade or “junk bonds” or high yield/high risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO, below Moody’s or S&P’s ratings of Baa or BBB, respectively. Such obligations are speculative and may be in default. A Fund’s investments in high yield securities are subject to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price. See “Appendix A” to this SAI for more information regarding bond ratings.
Fixed income securities are subject to the risk of an issuer’s ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market’s perception of the issuer’s credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over the issuer’s credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Fund’s net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.
Lower rated fixed income securities also present risks based on payment expectations. If an issuer calls the securities for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.
          Sensitivity to Interest Rate and Economic Changes. Lower rated fixed income securities are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a fixed income security defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk fixed income securities and a Fund’s net asset value.
          Payment Expectations. High-yield, high-risk fixed income securities may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk fixed income security’s value may decrease in a rising interest rate market, as will the value of a Fund’s assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk fixed income securities without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund’s rate of return.
          Liquidity and Valuation. There may be little trading in the secondary market for particular fixed income securities, which may affect adversely a Fund’s ability to value accurately or dispose of such fixed income securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk fixed income securities, especially in a thin (low trading volume) market.
FOREIGN SECURITIES: Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization, or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in the currency exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.
The value of a Fund’s investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.
     Emerging Market Securities. Emerging market securities are foreign securities from those countries not included in the MSCI World Index, which is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets around the world.
A Fund’s investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging market country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
In addition to the risks of investing in emerging market country debt securities, a Fund’s investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.
     Foreign Government Securities. Foreign government securities are fixed income securities issued by a foreign government, a foreign municipality, or an agency or instrumentality thereof. The ability of a foreign governmental obligor to meet its obligations to pay principal and interest to debtholders generally will be adversely affected by rising foreign interest rates, as well as the level of the relevant government’s foreign currency reserves and currency devaluations. If a governmental obligor defaults on its obligations, a Fund may have limited legal recourse against the issuer and/or guarantor. These risks may be heightened during periods of economic or political instability, and are generally heightened in emerging markets countries.
FORWARD CURRENCY CONTRACTS: A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. Those Funds that may invest in foreign securities, as described in the Prospectus, may use forward currency contracts for currency management or hedging purposes.
FUTURES: A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date. Financial futures are used to adjust investment exposure and may involve a small investment of cash relative to the magnitude of the risk assumed. For purposes of meeting a Fund’s investment objectives or restrictions, futures contracts are considered to be the same type of security or financial instrument as that underlying the contract. Futures transactions must be made on national exchanges where purchases and sales transactions are regularly executed and regulated.
The risks associated with the use of futures include: a Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts; there may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and there may not always be a liquid secondary market for a futures contract, and; therefore, a Fund may be unable to close out its futures contracts at a time that is advantageous.
INFLATION ADJUSTED SECURITIES: Inflation adjusted securities are debt securities the principal value and/or interest payments of which is periodically adjusted to reflect the rate of inflation as indicated by the Consumer Price Index (“CPI”) (or an equivalent, see below). Inflation adjusted securities may be issued by the U.S. Government, agencies and instrumentalities of the U.S. Government, and by corporations as well as some state and local governments. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.
The periodic adjustment of U.S. inflation adjusted securities is tied to the CPI, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.
Inflation adjusted securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by the government. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Inflation, a general rise in prices of goods and services, erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 8% in a given year and inflation is 4% during that period, the inflation-adjusted, or real return, is 4%. Inflation, as measured by the CPI, has occurred in the U.S. for each of the past 50 years. Investors in inflation adjusted securities funds who do not reinvest the portion of the income distribution that is attributable to inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal will not grow with inflation if the investor fails to reinvest the principal adjustment paid out as part of a fund’s income distribution. While inflation adjusted securities are expected to be protected from long-term inflationary trends, short term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
If the periodic adjustment rate measuring inflation (i.e., the CPI) falls, the principal value of inflation adjusted securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation protected securities, even during a period of deflation. However, the current market value of the inflation adjusted securities is not guaranteed, and will fluctuate. Other inflation adjusted securities include inflation related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation adjusted securities should change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and rate of inflation. Therefore, if inflation were to rise at a rate faster than changes in nominal interest rates, real interest rates may decline leading to an increase in value of the inflation adjusted securities. In contrast, if nominal interest rates increased at a rate faster than the rate of inflation, real interest rates may rise, leading to a decrease in value of inflation adjusted securities.
INVESTMENT COMPANIES: Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and REITs, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses.
Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.
Federal securities laws limit the extent to which a Fund can invest in securities of other investment companies. Generally, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.
Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries. A Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a “passive foreign investment company.”
MONEY MARKET SECURITIES: Money market securities include instruments and securities that are considered “eligible securities” as defined in Rule 2a-7 under the 1940 Act. This includes securities with a remaining maturity of 397 days or less and that, as a general matter, have received a rating from requisite NRSROs, such as S&P or Moody’s, in one of the two highest short-term ratings categories, or are determined by the Fund’s investment adviser or a subadviser, as applicable, to be of comparable quality at the time of purchase. Security types may include Government securities, commercial paper, certificates of deposit, asset-backed securities, bank instruments, adjustable or variable rate securities, and any other securities or instruments that meet the definition of “eligible securities” under Rule 2a-7. For a description of ratings, see Appendix A to this SAI.
MORTGAGE-BACKED SECURITIES: Mortgage-backed securities generally are issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Mortgage-backed securities are also issued by non-agency entities such as banks, brokerage firms, and homebuilders. These “private label” mortgages are subject to credit risk relating to the credit rating of the issuer.
Mortgage-backed securities represent an ownership interest in a pool of mortgage loans originated by lenders such as mortgage banks, commercial banks, savings and loan associations, savings banks and credit unions, to finance purchases of homes, commercial buildings or other real estate. The individual mortgage may have either fixed or adjustable interest rates. These loans are packaged or “pooled” together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. The primary issuers or guarantors of these securities are Ginnie Mae, Fannie Mae and Freddie Mac.
Ginnie Mae guarantees the payment of principal and interest on Ginnie Mae mortgage-backed securities and this guarantee is backed by the full faith and credit of the U.S. Government. Ginnie Mae may borrow U.S. Treasury funds needed to make payments under its guarantee. The guarantee, however, does not cover the value or yield of Ginnie Mae securities nor does it cover the value of the Fund’s shares which will fluctuate daily with market conditions.
Mortgage-backed securities from Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government. Fannie Mae guarantees full and timely payment of all interest and principal, and Freddie Mac guarantees timely payment of interest and the ultimate collection of principal. Fannie Mae and Freddie Mac guarantees are supported by the right to borrow money from the U.S. Treasury under certain circumstances. There is no assurance that the U.S.

Government will support Fannie Mae or Freddie Mac guarantees and, accordingly, these involve a risk of non-payment of principal and interest. Nonetheless, Fannie Mae and Freddie Mac mortgage-backed securities are generally considered to be high quality investments. Due largely to their prepayment risk, the yields on these mortgage-backed securities historically have exceeded the yields on debt securities having comparable maturities that are backed by the full faith and credit of the U.S. Government.
The mortgage-backed securities in which the Funds invest differ from conventional bonds in that most mortgage-backed securities are pass-through securities, which means that they provide investors with monthly payments consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool (less Ginnie Mae’s, Freddie Mac’s or Fannie Mae’s fees and any applicable loan servicing fees). As a result, the holder of the mortgage-backed securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and also may receive unscheduled prepayments of principal on the underlying mortgages. When a Fund reinvests the payments and any unscheduled prepayments it receives, it may have to buy securities that have a lower interest rate than it receives on the mortgage-backed securities. For this reason, pass-through mortgage-backed securities may be less effective than U.S. Government securities as a way to “lock in” long-term interest rates. In general, fixed-rate mortgage-backed securities have greater exposure to this “prepayment risk.”
The market value of mortgage-backed securities, like other debt securities, will generally vary inversely with changes in market interest rates, declining when interest rates go up and rising when interest rates go down. While having less risk of a decline in value during periods of rapidly rising interest rates, mortgage-backed securities also may have less potential for capital appreciation than other debt securities of comparable maturities as interest rates decline, due to the increased likelihood of mortgage prepayments. Also, an unexpected increase in interest rates could extend the average life of a mortgage-backed security because of a lower than expected level of prepayments, potentially reducing the security’s value and increasing its volatility. Generally, coupon rates of adjustable rate mortgage-backed securities tend to move with market interest rates and their values fluctuate less than fixed rate mortgage-backed securities. These factors may limit the ability of the Fund to obtain a high level of total return under varying market conditions.
In addition, to the extent mortgage-backed securities are purchased at a premium, mortgage foreclosures or unscheduled principal prepayments may result in a loss of the holder’s principal investment to the extent of the premium paid. On the other hand, if mortgage-backed securities are bought at a discount, both scheduled payments and unscheduled prepayments of principal will increase current and total returns, and accelerate the recognition of income that will be taxable as ordinary income when distributed to shareholders.
OPTIONS AND OPTIONS ON FUTURES: When a Fund writes an option, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on a sale for a written call option or the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk of writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium).
Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
PRIVATE INVESTMENTS IN PUBLIC COMPANIES: From time to time, a public company may issue its securities in a non-public transaction in reliance on an exemption from the registration requirements of the Securities Act of 1933 (the “1933 Act”). At the time that the issuer sells the unregistered stock, the issuer may commit to register the stock with the SEC, so that the stock may be resold to the public at a later date. The issuer may commit to register the stock by signing a registration rights agreement, which requires the issuer to file a shelf registration statement with the SEC within a specified number of days after the initial sale of the unregistered stock is completed.
REAL ESTATE INVESTMENT TRUSTS (“REITs”): Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income.
RESTRICTED SECURITIES: Restricted securities are securities, which while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. These securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Section 4(2) commercial paper is a type of restricted security that does not meet the requirements of the registration exemption provisions of Section 3(a)(3) of the 1933 Act and that may only be resold by a portfolio in certain private placements or in accordance with Rule 144A. A municipal lease obligation is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt.
Pursuant to procedures adopted by the Funds’ Board of Directors, certain “restricted securities” and municipal lease obligations that are presumed to be illiquid may be treated as liquid. An illiquid security (including a Rule 144A security, Section 4(2) commercial paper or a municipal lease obligation) may be treated as “liquid” only if it is determined that there is a “readily available market” for the security under these procedures.
RIGHTS AND WARRANTS: Rights are typically short-term obligations issued in conjunction with new stock issuances. Warrants give the holder the right to buy an issuer’s securities at a stated price for a stated period of time.
SECURITIES LENDING: The Funds may engage in one or more securities lending programs conducted by the Funds’ custodian or other appropriate entities in order to generate additional income. The Funds participate in a securities lending program under which the Funds’ custodian is authorized to lend Fund securities under contracts calling for collateral in cash or other forms of collateral as provided for in the Fund’s Securities Lending Agency Agreement with JP Morgan Chase Bank, N.A. at least equal to the market value of the securities loaned. The Funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and generally receives the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The Fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The Funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.
The Fund will be indemnified by its custodian for securities lending programs conducted through the custodian if at the time of a default by a borrower some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the Funds’ account securities of the same number, issue, type, class, and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the Funds’ account an amount equal to the market value of the unreturned loaned securities.
SWAPS AND SWAP OPTIONS: Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or increase in value of a “notional amount” i.e., a particular dollar amount, invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
A swap option or swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.
Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Depending on the terms of the particular swap option agreement, a Fund will generally incur a greater potential loss when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
     Total Return Swaps —Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments).
     Credit Default Swaps — Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation. The use of credit default swaps may be limited by a Fund’s limitations on illiquid investments. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or non-U.S. issuer, on the debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. Credit default swaps involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. When a Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap. In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). No Fund that is able to invest in credit default swaps may invest more than 5% of the value of its net assets in such swap agreements as measured immediately following such investment.
     Interest Rate Swaps — Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments on the payment dates.
     Inflation Rate Swaps — Inflation rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal. A Fund will usually enter into inflation swaps on a net, zero-coupon basis, i.e., the two rates will compound until the swap termination date at which point payments are netted, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.
U.S. GOVERNMENT SECURITIES: Examples of types of U.S. Government securities in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.
     U.S. Treasury Obligations — U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).
     U.S. Government Zero Coupon Securities — STRIPS and TRs are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.
     U.S. Government Agency Securities — Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by Ginnie Mae), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of a Fund’s shares.
WHEN-ISSUED SECURITIES: Securities may be purchased on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of the securities is subject to market fluctuation beginning on the purchase commitment date. Typically, no income accrues on securities that a Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

YANKEE BONDS AND EURODOLLAR INSTRUMENTS: Yankee bonds are foreign bonds denominated in U.S. dollars and issued in the United States by foreign banks and corporations. These bonds are usually registered with the SEC. The risks of investing in Yankee bonds include interest rate and credit risk as well as foreign securities risk. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars generally held in banks outside the United States, generally in Europe.
ELIGIBLE PRACTICES: There are no restrictions on the Adviser or subadvisers as to the following:
- Fund portfolio turnover; and
- Realized gains and losses.
The eligible investments and practices are not fundamental policies and may be changed by the Trust’s Board of Directors without a vote of shareholders.
In addition to investing in underlying Vantagepoint Funds, the Model Portfolio and Milestone Funds may invest in U.S. Government securities and short-term instruments as permitted by Section 12(d)(1)(G) of the 1940 Act.

FUND POLICIES AND INVESTMENT LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. It is the policy of each Fund (which includes the underlying Funds for each Model Portfolio and Milestone Fund) not to engage in any of the activities or business practices set forth below. Unless it is noted that a particular restriction is not fundamental, these restrictions may not be changed with respect to a particular Fund without approval by vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).
All Funds except the Select Value Fund, Discovery Fund, Diversifying Strategies Fund (formerly the Diversified Assets Fund), and Milestone Funds may not:
(1)	Issue senior securities (as defined in the 1940 Act), except as permitted by rule, interpretation or order of the SEC;

(2)	Engage in the business of underwriting securities issued by others, except to the extent a Fund may technically be deemed to be an underwriter under the 1933 Act, as amended;

(3)	Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (10% for the Money Market Fund) would be invested in securities that are illiquid (this restriction is not fundamental);

(4)	With respect to 75% of each Fund’s total assets (100% for the Money Market Fund), purchase the securities of any issuer (except obligations of the United States Government and its instrumentalities and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

(5)	Make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (3) above) which are either publicly distributed or customarily purchased by institutional investors, and (ii) by lending its securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules, orders or interpretations of the SEC thereunder and the aggregate value of all securities loaned does not exceed 33 1/3% of the market value of a Fund’s net assets. An Index Fund may not make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, orders or interpretations thereunder. For purposes of this limitation for the Index Funds, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be making loans.

(6)	Pledge, mortgage, or hypothecate its assets, except to secure authorized borrowings or to comply with collateral requirements for certain derivatives or similar transactions, as provided in the Prospectus (this restriction is not fundamental);

(7)	Buy any securities or other property on margin (except as may be needed to enter into futures and options transactions as described in the Prospectus and this SAI and for such short-term credits as are necessary for the clearance of transactions), or engage in short sales (unless by virtue of a Fund’s ownership of other securities that it has a right to obtain at no added cost and which are equivalent in kind and amount to the securities sold), except as set forth in the Prospectus (this restriction is not fundamental);

(8)	Purchase or sell puts or calls, or combinations thereof except as provided herein or in the Prospectus;

(9)	Purchase or sell real estate or real estate limited partnerships (although a Fund may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(10)	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

(11)	Invest in the securities of other investment companies, except as may be acquired as part of a merger, consolidation or acquisition of assets approved by a Fund’s shareholders or otherwise to the extent permitted by Section 12 of the 1940 Act or by any rule, order or interpretation of the SEC. Notwithstanding this restriction, the Model Portfolio Funds and the Money Market Fund may enter into arrangements to invest in other Funds of the Trust as described in the Prospectus and in the SAI. A Fund will invest only in investment companies that, taken together and in light of the amounts invested in each, such underlying investment companies have investment objectives and investment policies consistent with those of the Fund making such investment except that a Fund may invest a portion of its assets in a money market fund for cash management purposes (this restriction is not fundamental);

(12)	Invest in companies for the purpose of exercising control or management;

(13)	Borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets; and

(14)	Invest more than 25% of its assets in any single industry, except for the Money Market Fund and with respect to the Index Funds, to the extent that such industry concentration is a component of a Fund’s benchmark index.
The Low Duration Bond Fund, Inflation Protected Securities Fund, Equity Income Fund and Model Portfolio All-Equity Growth Fund also will provide shareholders with at least 60 days’ prior notice of any change to their non-fundamental policies to invest, under normal circumstances, at least 80% of the Low Duration Bond Fund’s assets in U.S. and foreign fixed income securities; 80% of the Inflation Protected Securities Fund’s assets in inflation adjusted U.S. and foreign fixed income securities; 80% of the Equity Income Fund’s net assets in equity securities; and 100% of the Model Portfolio All-Equity Growth Fund’s net assets in equity funds that in turn invest at least 80% of their net assets, under normal circumstances, in equity securities. An Index Fund will also provide such notice if it changes its policy to invest, under normal circumstances, at least 90% of its net assets in such securities as described in the prospectus. The notice will be provided in plain English in a separate written document, containing the following prominent statement or similar statement in bold face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will be either on the notice itself or the envelope.
The Select Value Fund, Discovery Fund, and Diversifying Strategies Fund (formerly Diversified Assets Fund) may not:
(1)	Issue senior securities (as defined in the 1940 Act), except as permitted by rule, interpretation or order of the SEC;

(2)	Engage in the business of underwriting securities issued by others, except to the extent the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended;

(3)	Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid (this restriction is not fundamental);

(4)	With respect to 75% of each Fund’s total assets, purchase the securities of any issuer (except obligations of the United States Government and its instrumentalities and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

(5)	Make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (3) above) which are either publicly distributed or customarily purchased by institutional investors, and (ii) by lending its securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules, orders or interpretations of the SEC thereunder and the aggregate value of all securities loaned does not exceed 33 1/3% of the market value of the Fund’s net assets;

(6)	Pledge, mortgage, or hypothecate its assets, except to secure authorized borrowings or to comply with collateral requirements for certain derivatives or similar transactions, as provided in the Prospectus (this restriction is not fundamental);

(7)	Buy any securities or other property on margin (except as may be needed to enter into futures and options transactions as described in the Prospectus and the SAI and for such short-term credits as are necessary for the clearance of transactions), or engage in short sales (unless by virtue of the Fund’s ownership of other securities that it has a right to obtain at no added cost and which are equivalent in kind and amount to the securities sold), except as set forth in the Prospectus (this restriction is not fundamental);

(8)	Purchase or sell puts or calls, or combinations thereof except as provided in the SAI or in the Prospectus (this restriction is not fundamental);

(9)	Purchase or sell real estate or real estate limited partnerships (although the Fund may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(10)	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

(11)	Invest in the securities of other investment companies, except as may be acquired as part of a merger, consolidation or acquisition of assets approved by the Fund’s shareholders or otherwise to the extent permitted by Section 12 of the 1940 Act or by any rule, order or interpretation of the SEC. The Fund will invest only in investment companies that, taken together and in light of the amounts invested in each, such underlying investment companies have investment objectives and investment policies consistent with those of the Fund making such investment except that the Fund may invest a portion of its assets in a money market fund for cash management purposes (this restriction is not fundamental);

(12)	Invest in companies for the purpose of exercising control or management (this restriction is not fundamental);

(13)	Borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets;

(14)	Invest more than 25% of its assets in any single industry; and

(15)	Merge with another investment company without the approval of shareholders except as approved by the Fund’s Board of Directors and as permitted by the 1940 Act, any rule, order or interpretation of the SEC and applicable state law.
The above-mentioned Fund policies and investment limitations are considered and applied at the time investment securities are purchased (with the exception of the restriction on illiquid securities).
The Milestone Funds may not:
(1)	Issue senior securities, (as defined in the 1940 Act) except as permitted by rule, interpretation or order of the SEC;

(2)	Engage in the business of underwriting securities issued by others, except to the extent a Milestone Fund may technically be deemed to be an underwriter under the 1933 Act, as amended;

(3)	Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid (this restriction is not fundamental);

(4)	With respect to 75% of each Milestone Fund’s total assets, purchase the securities of any issuer (except obligations of the United States Government and its instrumentalities and securities of other investment companies) if, as a result, (a) more than 5% of the fund’s total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(5)	Make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (3) above) which are either publicly distributed or customarily purchased by institutional investors, and (ii) by lending its securities to banks, brokers, dealers and other financial institutions as long as such loans are not inconsistent with the 1940 Act or the rules, orders or interpretations of the SEC thereunder and the aggregate value of all securities loaned does not exceed 33 1/3% of the market value of a Milestone Fund’s net assets;

(6)	Pledge, mortgage, or hypothecate its assets, except to secure authorized borrowings or to comply with collateral requirements for certain derivatives or similar transactions, as provided in the Prospectus (this restriction is not fundamental);

(7)	Buy any securities or other property on margin (except as may be needed to enter into futures and options transactions as described in the Prospectus and this SAI and for such short-term credits as are necessary for the clearance of transactions), or engage in short sales (unless by virtue of a Milestone Fund’s ownership of other securities that it has a right to obtain at no added cost and which are equivalent in kind and amount to the securities sold), except as set forth in the Prospectus (this restriction is not fundamental);

(8)	Purchase or sell puts or calls, or combinations thereof except as provided in the SAI or in the Prospectus (this restriction is not fundamental);

(9)	Purchase or sell real estate or real estate limited partnerships (although a Milestone Fund may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(10)	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Milestone Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

(11)	Invest in the securities of other investment companies, except as may be acquired as part of a merger, consolidation or acquisition of assets approved by a Milestone Fund’s shareholders or otherwise to the extent permitted by Section 12 of the 1940 Act or by any rule, order or interpretation of the SEC. Notwithstanding this restriction, the Milestone Funds may enter into arrangements to invest in other funds of the Trust as described in the Prospectus and in the SAI. A Milestone Fund will invest only in investment companies that, taken together and in light of the amounts invested in each, such underlying investment companies have investment objectives and investment policies consistent with those of the Milestone Fund making such investment (this restriction is not fundamental);

(12)	Invest in companies for the purpose of exercising control or management (this restriction is not fundamental);

(13)	Borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets;

(14)	Invest more than 25% of its assets in any single industry except to the extent that it invests in investment companies; and

(15)	Merge with another investment company without the approval of shareholders except as approved by the Trust’s Board of Directors and as permitted by the 1940 Act, any rule, order or interpretation of the SEC and applicable state law.
The above-mentioned Fund policies and investment limitations are considered and applied at the time investment securities are purchased (with the exception of the restriction on illiquid securities). For purposes of determining industry concentration, the Funds may use the industry classifications provided by Bloomberg, L.P., the MSCI Barra/Standard & Poor’s Global Industry Classification Standard (“GICS”) or any other reasonable industry classification system.

POLICY ON DISCLOSURE OF FUND PORTFOLIO HOLDINGS
Public Disclosures of the Funds’ Portfolio Holdings
Month-end full portfolio holdings of the Funds will be made publicly available on the Funds’ website 25 days after month-end (or the next business day thereafter). Disclosure of Fund portfolio holdings also will be made on a quarterly basis in the Fund’s annual and semi-annual reports to shareholders and in reports on Form N-Q filed with the SEC. These reports are publicly-available upon filing with the SEC, and the portfolio holdings information in them is current as of 60 calendar days before filing.
In addition, marketing materials and the Funds’ website may disclose the top ten holdings of a Fund, as well as a comparison of such Funds’ top ten holdings from the end of one calendar quarter to the next as is permitted under mutual fund advertising rules.
In addition to the above, some or all of the Funds’ portfolio holdings may be made publicly available at any time on the Funds’ website provided that, in light of the fact that there will be no confidentiality obligation on the part of any recipient, the Funds’ President and the Funds’ Chief Compliance Officer (“CCO”), or the persons designated by them in writing to act in their absence, make a determination that such disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders. Once information has been made publicly available to all Fund investors on the Funds’ website, that information may be disclosed in writing or orally to other persons. The CCO shall make and keep a record of all such approved disclosures, and shall report any such disclosures to the Funds’ Board of Directors at its next regular meeting. In addition, the Board of Directors will be notified of such website disclosure, and a copy of the website disclosure will be provided to the Board of Directors, at or before the time it is posted to the Funds’ website.
Non-Public Disclosures of the Funds’ Portfolio Holdings
General Policies
It is the policy of the Funds not to sell, or to permit any person to receive compensation or other consideration for disclosing, non-public information about Fund portfolio holdings. Further, disclosure of non-public Fund portfolio holdings is not permitted, except as is necessary or appropriate in connection with the day-to-day operations and management of the Funds or otherwise in furtherance of legitimate Fund business purposes.
Non-Public Disclosures to Fund Service Providers
The Funds’ portfolio holdings and related information may be disclosed for legitimate business purposes to the Funds’ investment adviser; subadvisers; custodian; administrator; fund accountant; distributor; transfer agent; sub-transfer agent; dividend disbursing agent; securities lending agent; independent public accountants; legal counsel; rating and ranking organizations; financial printers; pricing information vendors; third-parties that provide investment, analytical, statistical or other necessary or appropriate services to the Fund or to a service provider, including the Funds’ investment adviser, subadvisers or other service providers; and various broker-dealers or commodity professionals contacted by the Funds’ investment adviser or subadvisers in the course of, or in connection with, the Funds’ portfolio transactions (each, a “Service Provider” and collectively, “Service Providers”).
The frequency with which non-public Fund portfolio holdings information may be disclosed to a Service Provider, and the time lag between the date of the information and the date when it is disclosed to the Service Provider, may vary depending on the purposes for which the information is disclosed and other relevant facts and circumstances.
In addition to the Service Providers described above and identified by name elsewhere in this SAI, the service providers that may receive non-public Fund portfolio holdings information include the following: FactSet, Plexus PlanSponsor Group Inc., Automated Securities Clearance LLC, UpTick Data Technologies LLLP, FT Interactive Data Corporation, Electra Information Systems Inc, ISIS Financial Systems, RiskMetrics Group, Thomson Financial, ITG Inc., ADP Inc., JPMorgan Chase Bank, N.A., Advent Software, Inc., and Brown Brothers Harriman & Co.
Non-Public Disclosures to Directors and Independent Directors’ Counsel; Legally Required Disclosures
Non-public Fund portfolio holdings information also may be disclosed to the Trust’s Directors or to counsel to the Independent Directors. Non-public Fund portfolio holdings and related information may be disclosed to any person if required by applicable law (e.g., in a filing with or submission to the SEC or other regulatory body; in connection with a lawsuit or when seeking recovery in legal proceedings; or as required by court or similar order).
Procedures for Non-Public Disclosures
Confidentiality Obligations Required for All Non-Public Disclosures — It is the Funds’ policy that non-public Fund portfolio holdings information can be disclosed (as described above) only if the confidentiality of the information is protected by (a) the obligations of the recipient under a contract with the Trust, a Fund or a Service Provider, (b) the recipient’s fiduciary or professional obligations to the Funds or (c) applicable law (including rules of securities industry self-regulatory organizations).
Approvals Required for Non-Public Disclosures to Service Providers — In addition to the confidentiality requirement above, disclosures of non-public Fund portfolio holdings information to a Service Provider shall be approved by the President, Treasurer, Assistant Treasurer or Secretary of the Trust or by a Manager, Director, Vice-President or Senior Vice-President of VIA or Vantagepoint Transfer Agents LLC (“VTA”).
Any such approval shall be based on a determination that the disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders, after considering relevant factors (including any known actual or apparent conflicts between the interests of Fund shareholders and the interests of ICMA Retirement Corporation (“ICMA-RC”), VIA, VTA, ICMA-RC Services, LLC (“ICMA-RC Services”) or Fund subadvisers (or any of their affiliated persons)).

Other Non-Public Disclosures
Disclosure of non-public Fund portfolio holdings information to other persons or under circumstances not described above may be made only with the prior approval of the Trust’s President and CCO, based on: (1) a determination that the disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders, after considering relevant factors (including any known actual or apparent conflicts between the interests of Fund shareholders and the interests of ICMA-RC, VIA, VTA, ICMA-RC Services or Fund sub-advisers (or any of their affiliated persons)); and (2) confirmation that the party receiving the information is or will be subject to a duty or contractual obligation to keep it confidential. The CCO shall make and keep a record of all such approved disclosures and shall report such disclosure to the Trust’s Board of Directors at its next regular meeting.
CCO’s Review of Non-Public Disclosures
The CCO shall review, no less frequently than annually, how non-public portfolio holdings information of the Funds is being disclosed to and used by Service Providers and others, to seek to ensure that such disclosure and use is consistent with this policy and with the best interests of the Funds and their shareholders. In addition, the CCO will report to the Board the results of his annual review of non-public portfolio holdings disclosure.
In addition, VIA and the Funds’ subadvisers, transfer agent and distributor have adopted policies and procedures that prohibit their personnel from trading in securities on the basis of material non-public information and impose restrictions and reporting requirements on personal securities transactions, including transactions in shares of the Funds. These policies and procedures, which typically include policies and procedures designed to protect confidential client information, are administered and enforced by each such Service Provider’s compliance staff. The adequacy and effective implementation of the compliance policies and procedures of these Service Providers as well as those of the Funds’ administrator also are subject to periodic monitoring, review and oversight by the CCO.
MANAGEMENT OF THE TRUST
The Trust is governed by its Board of Directors. The Directors stand in the position of fiduciaries to the Trust and its shareholders and, as such, they have a duty of due care and loyalty, and are responsible for protecting the interests of the Funds and their shareholders. The Directors are responsible for overseeing and managing the business and affairs of the Trust.
VIA serves as investment adviser to the Funds and employs a supporting staff of management personnel needed to provide the requisite services to the Funds and also furnishes the Funds with necessary office space, furnishings, and equipment. Each Fund bears its own direct expenses, such as legal, auditing and custodial fees.
The officers of the Trust are also officers of VIA or its affiliates. The officers of the Trust manage its day-to-day operations and are elected by and responsible to the Trust’s Board of Directors.

INFORMATION ABOUT THE OFFICERS AND DIRECTORS
The following table provides information about the Directors and officers of the Trust. Each Director oversees all 31 Funds. The mailing address for the Directors and executive officers of the Trust is 777 North Capitol Street, N.E., Suite 600, Washington, DC 20002.
Independent Directors

Other
	Positions	Term of Office	Principal	Directorships
Name, Address,*	Held with	and Length of	Occupation(s)	Held By
and Age	the Trust	Time Served	During Past Five Years	Director
N. Anthony Calhoun (62)	Director, Audit Committee Member and Chair, Investment Committee and Nominating Committee Member	Term expires October 2011 Director since November 1998	Executive Deputy State Treasurer —Commonwealth of Pennsylvania (August 2007 — March 2009); Secretary to Senate Finance Committee/Minority, State of New York Legislature (January 2007 — August 2007); Retired (October 2005 — January 2007); Deputy Chief Financial Officer and Treasurer—District of Columbia (2001 — 2005)	N/A

Donna K. Gilding (70)	Director, Investment Committee Member and Chair, and Nominating Committee Member	Term expires October 2011 Director since November 1998	Chief Investment Officer— Lowenhaupt Global Advisors, LLC (Sept. 2006 — present); Trustee (2007 — present) and Chair (2009 — present)—The National YMCA Fund, Inc.; Chief Investment Officer—Lowenhaupt & Chasnoff (2005 — Sept. 2006) (wealth management law firm); Chief Investment Officer— Progress Investment Management Company (2001 — 2005); and Trustee (2007—present) and Chair (2009—present)—The National YMCA Fund, Inc.	N/A

Arthur R. Lynch (55)	Chair of the Board and Director, Audit Committee Member, Investment Committee Member, and Nominating Committee Member	Term expires October 2011 Director since November 1998	President and Chief Executive Officer—SRJ Government Consultants, LLC (October 2009 —present); Deputy City Manager—City of Glendale, Arizona (2005 —October 2009); Chief Financial Officer—City of Glendale, Arizona (1985 — 2005)	N/A

Other
	Positions	Term of Office	Principal	Directorships
Name, Address,*	Held with	and Length of	Occupation(s)	Held By
and Age	the Trust	Time Served	During Past Five Years	Director
Timothy M. O’Brien (60)	Director, Audit Committee Member, Investment Committee Member, and Nominating Committee Member	Term expires October 2014 Director since September 2005	Independent Consultant (pension consulting) (2003 — present); Chief Executive Officer—American Humane Association (1999 — 2003)	N/A

Robert A. Rudell (61)	Director, Investment Committee Member, and Nominating Committee Member	Term expires October 2014 Director since March 2007	Director—Medtox Scientific, Inc. (medical device/clinical lab) (2002 — present); Director—Search Institute (non-profit) (2002 — present); Director—Optimum Fund Trust (registered investment company) (2003 — present) Director—Bloodhound Investment Research, Inc. (portfolio construction software) (2003 — present); Director/Chairman—Diverse Emerging Music Organization (non-profit) (2004 — present); Director/Independent Chair—Heartland Funds (registered investment company (2005 — present); Director—American Investors Bank & Mortgage (bank) (2005 — present); Chief Operating Officer—Zurich Scudder Investments (financial services) (2001 — 2002)	Director—Medtox Scientific, Inc.; Director—Optimum Fund Trust (6 portfolios); Director/Independent Chair—Heartland Funds (3 portfolios)

Robin L. Wiessmann (57)	Director, Investment Committee Member, and Nominating Committee Member	Term expires October 2013 Director since November 1998	State Treasurer—Pennsylvania (April 2007 — January 2009); Director—Merrill, Lynch, Pierce, Fenner & Smith Incorporated, (2006 — April 2007); Consultant—Brown Wiessmann Group (financial services consulting) (2002 — 2006)	Director—Met-Pro Corporation (December 2009 — present);

Officers and Interested Directors

Other
	Positions	Term of Office	Principal	Directorships
Name, Address,	Held with	and Length of	Occupation(s)	Held By
and Age	the Trust	Time Served	During Past Five Years	Director or Officer
Robert O’Neill (59)**	Director	Term expires October 2010 Director since June 2008	Executive Director—International City/County Management Association (2002 — present)	Director —ICMA Retirement Corporation

Joan McCallen (57)**	President and Principal Executive Officer	Since September 2003	Chief Executive Officer—ICMA Retirement Corporation (Aug. 2003 — present); President and Manager—Vantagepoint Investment Advisers, LLC, and ICMA-RC Services, LLC (broker-dealer); President and Manager—Vantagepoint Transfer Agents, LLC (2003 — present); Director and President, VantageTrust Company (2003 — present); Executive Vice President and Chief Operations Officer— ICMA Retirement Corporation (1997 —2003)	N/A

Bruce James Rohrbacher (57)**	Vice President and Chief Compliance Officer	Since September 2004	Senior Vice President and Chief Compliance Officer—ICMA Retirement Corporation (2004 — present); Chief Compliance Officer, Vantagepoint Investment Advisers, LLC, ICMA-RC Services, LLC (broker-dealer), and VantageTrust Company (2004-present)	N/A

Elizabeth Glista(45)**	Treasurer and Principal Financial Officer	Since March 2009	Senior Vice President and Chief Financial Officer—ICMA Retirement Corporation (April 2009 — present); Treasurer—Vantagepoint Investment Advisers, LLC, and Vantagepoint Transfer Agents, LLC (April 2009 — present); Treasurer —ICMA-RC Services, LLC (broker-dealer) (April 2009 — present); Treasurer—VantageTrust Company (April 2009 — present); Managing Vice President, Financial Operations, Analysis & Treasury—ICMA Retirement Corporation (January 2009 — April 2009); Vice President, Financial Planning & Analysis and Treasury—ICMA-RC (January 2000 — September 2007 and March 2008 — January 2009); Acting Vice President, Internal Audit—ICMA-RC (September 2007 — March 2008)	N/A

Other
	Positions	Term of Office	Principal	Directorships
Name, Address,	Held with	and Length of	Occupation(s)	Held By
and Age	the Trust	Time Served	During Past Five Years	Director or Officer
Angela Montez (42) **	Secretary	Since December 2006	Managing Vice President, Deputy General Counsel and Assistant Secretary—ICMA Retirement Corporation (2006 — present); Corporate Counsel—ICMA Retirement Corporation (2000 — 2006); Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLC and ICMA-RC Services, LLC (broker-dealer) (2006 — 2007); Assistant Secretary—VantageTrust Company (February 2008 — present)	N/A

Kathryn B. McGrath (65)**	Assistant Secretary	Since March 2008	Senior Vice President and General Counsel—ICMA Retirement Corporation (2007 — Present); Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLP and ICMA-RC Services, LLC(broker dealer) (2007 — present); Secretary—VantageTrust Company (February 2008-present); Partner—Mayer Brown LLP (law firm) (2005 — 2007); Partner—Crowell & Moring LLP (law firm) (2002 —2007)	N/A

*	The business address for each Director and Officer is 777 N. Capitol Street N.E., Washington, DC 20002.

**	Mr. O’Neill is considered an Interested Director because he is a director of ICMA Retirement Corporation, the parent corporation of VIA and ICMA-RC Services. Mses. McCallen, Glista, Montez, and McGrath and Mr. Rohrbacher are considered to be “interested persons” of the Trust, as that term is defined under the 1940 Act, due to their positions as officers of the following entities: VIA; ICMA-RC Services, the distributor of the Funds; ICMA-RC, the parent company of VIA and ICMA-RC Services; and VantageTrust Company.
COMPENSATION
Directors are paid a quarterly retainer for their services, in recognition of their duties and responsibilities over and above meeting attendance that require at least two days of service, study and review each quarter. The chairperson of the Board of Directors is paid a higher quarterly retainer in recognition of the additional responsibilities and time required in serving in that position.
In addition, each Director is paid a per meeting fee for each regular meeting and each special meeting, attended in-person, at which the approval of an investment advisory or subadvisory agreement is considered. A Director also is paid a meeting fee for any committee meeting or other special meeting attended in-person and held on a date other than the date of another compensated meeting. A Director does not receive compensation for participating in a meeting by telephone, unless the telephonic meeting is held in lieu of a regular in-person meeting in order to minimize travel costs and achieve a quorum. To promote continuing Director education, a Director who attends an Investment Company Institute seminar or conference receives an attendance fee, limited to a certain dollar amount per year.
At the conclusion of each calendar year, a stipend is paid to each Director of the Trust who attended all “in-person” regular, special and committee meetings for which he or she was responsible. A lesser stipend is paid to those Directors who missed one meeting, and to those Directors who missed no more than one regular Board meeting and one committee or special meeting. Attendance at a meeting by telephone does not count as attendance, unless the meeting was scheduled as a teleconference. Failure to attend a meeting caused by flight cancellations or family emergencies or absences from special Board meetings or committee meetings due to prior schedule conflicts announced at the time the meeting was scheduled are not considered missed meetings for purposes of calculating the stipend.
Compensation is adjusted annually for increases in the national CPI/urban index, with a maximum annual increase of five (5) percent.
The Trust pays a portion of the cash compensation of Mr. Bruce James Rohrbacher for his services as CCO. ICMA-RC, VIA’s parent company, also compensates Mr. Rohrbacher for serving as its Chief Compliance Officer, as well as VIA’s Chief Compliance Officer. The amount paid by the Trust during the year ended December 31, 2009 totaled $[•].
The following table provides information about compensation received by each Director for the fiscal year ended December 31, 2009.

Name of Person
Independent Directors	Aggregate Compensation From Funds
N. Anthony Calhoun	$	[•]
Donna K. Gilding	$	[•]

Name of Person
Independent Directors	Aggregate Compensation From Funds
Arthur R. Lynch	$	[•]
Timothy M. O’Brien	$	[•]
Robert A. Rudell	$	[•]
Robin L. Wiessmann	$	[•]
Interested Director
Robert J. O’Neill		$0
OWNERSHIP OF FUND SHARES BY THE DIRECTORS
The following table represents Fund shares owned by the Directors as of December 31, 2009:

Aggregate Dollar
Range of Equity
Securities in All
Registered
Investment Companies
	Dollar Range of	Overseen by Director
Name of Director	Equity Securities in	in Family of
Independent Directors	the Funds	Investment Companies
N. Anthony Calhoun
Donna K. Gilding
Arthur R. Lynch
Timothy M. O’Brien
Robert A. Rudell
Robin L. Wiessmann
Interested Director
Robert J. O’Neill, Jr.
As of the date of this SAI, Directors and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each Fund (or each class thereof, as applicable).

COMMITTEES OF THE BOARD
There are three standing committees of the Board of Directors: Audit Committee; Nominating Committee; and Investment Committee.
The members of the Audit Committee are: Arthur R. Lynch, Timothy M. O’Brien and N. Anthony Calhoun. The Board of Directors has determined that Messrs. Lynch and Calhoun are “audit committee financial experts” as that term has been defined under the federal securities laws. The Audit Committee operates pursuant to a charter adopted by the Board of Directors. The responsibilities of the Audit Committee include: acting as a liaison between the independent registered public accountants and the Board of Directors and overseeing the Funds’ accounting and financial reporting practices; approving the engagement, retention and termination of auditors; evaluating the independence of the auditors; meeting with the auditors to discuss the scope of the audit, audit results and any matters of concern that may be raised by the auditors. The Audit Committee reports to the Board of Directors on significant results of the Committee’s activities. The Audit Committee met four times during the fiscal year ended December 31, 2009.
The Nominating Committee consists of all of the Board’s Independent Directors and operates pursuant to a charter adopted by the Board of Directors. The Committee is responsible for evaluating qualifications of candidates for Board membership and making recommendations for nominees to the Board of Directors (and, with regard to nominations of independent director candidates, makes recommendations to the other independent directors). The Nominating Committee will review shareholder recommendations to fill vacancies, provided they are submitted in writing, addressed to the Committee and mailed to the Trust at the address listed in the SAI. The Committee will periodically review Board member compensation and reviews, as necessary, the responsibilities of any Board committee. The Nominating Committee makes recommendations to the Board of Directors for nomination for membership on Board Committees and reviews committee assignments. The Nominating Committee met three times during the fiscal year ended December 31, 2009.
The Investment Committee consists of all of the Board’s Independent Directors. The Investment Committee has been delegated the authority to approve the reallocation of the assets of a given Fund among one or more subadvisers that have an existing subadvisory agreement with respect to the Fund when a reallocation recommendation is presented to the Investment Committee by VIA, such as prior to a meeting of the Board of Directors. The Investment Committee also reviews the performance of the Funds and their subadvisers and reviews recommendations from VIA for subadviser replacements. The Investment Committee met four times during the fiscal year ended December 31, 2009.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
A majority of the voting shares of each Fund, other than the Money Market Fund, are held either directly, or indirectly through the Model Portfolio Funds and the Milestone Funds, by VantageTrust, a group trust sponsored and maintained by VantageTrust Company (“Trust Company”), 777 N. Capitol N.E. Street, Washington, DC 20002. VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking corporation, has the power to vote the shares of the Funds directly held by VantageTrust and has the power to direct the vote of the shares of the underlying Funds held by the Model Portfolio Funds and the Milestone Funds under the proxy voting policy adopted by the Funds’ Adviser and is therefore considered a “control” person of the Funds for purposes of the 1940 Act. Both the Trust Company and the Funds’ Adviser are wholly owned subsidiaries of ICMA-RC. As a control person of each Fund, the Trust Company may possess the ability to control the outcome of matters submitted to the vote of shareholders. The following represents the percentage of shares outstanding in each of the Funds held, directly or indirectly, by VantageTrust as of January 31, 2010:

Underlying Fund	Trust

Money Market	38.25%
Low Duration Bond	80.15%
Inflation Protected Securities	89.53%
Asset Allocation	97.34%
Equity Income	92.85%
Growth & Income	92.63%
Growth	96.83%
Select Value	95.02%
Aggressive Opportunities	96.45%
Discovery	95.07%
International	93.63%
Diversified Assets	91.63%
Core Bond Index Class I	90.10%
Core Bond Index Class II	93.68%
500 Stock Index Class I	84.70%
500 Stock Index Class II	99.94%
Broad Market Index Class I	87.03%
Broad Market Index Class II	90.72%
Mid/ Small Company Index Class I	82.94%
Mid/ Small Company Index Class II	99.90%
Overseas Index Class I	82.49%
Overseas Index Class II	99.91%
Savings Oriented	86.73%
Conservative Growth	89.48%
Traditional Growth	95.00%
Long-Term Growth	96.42%
All-Equity Growth	93.62%
Milestone Retirement Income	72.73%
Milestone 2010	78.68%
Milestone 2015	84.54%
Milestone 2020	86.60%
Milestone 2025	87.09%
Milestone 2030	85.88%
Milestone 2035	83.43%
Milestone 2040	81.60%
Milestone 2045	0.00%

Below are the names, addresses, and percentage of ownership of each person (or entity) that owns of record or is known to own beneficially 5% or more of any class of any Fund’s outstanding shares as of January 31, 2010:
Money Market Fund

Name	Address	Percentage of Shares Owned
Lee County Board of Commissioners	P.O. Box 398 Fort Meyers, FL 33902	9.67%
INVESTMENT ADVISORY AND OTHER SERVICES
VIA is a wholly owned subsidiary of, and is controlled by ICMA-RC, a retirement plan administrator and investment adviser whose principal investment advisory client is VantageTrust. ICMA-RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities in the establishment and maintenance of deferred compensation and qualified retirement plans for the employees of such public sector entities. These plans are established and maintained in accordance with Sections 457 and 401, respectively, of the Internal Revenue Code of 1986, as amended (“Code”). ICMA-RC has been registered as an investment adviser with the SEC since 1983.
VIA is a Delaware limited liability company, and is registered as an investment adviser with the SEC.
VIA provides investment advisory services to each of the Funds, including the Model Portfolio and Milestone Funds, pursuant to Master Advisory Agreements (each an “Advisory Agreement”). The advisory services include Fund design, establishment of Fund investment objectives and strategies, selection and management of subadvisers, and performance monitoring. VIA supervises and directs each Fund’s investments. Additionally, VIA is responsible for the asset allocation for the Model Portfolio and Milestone Funds. VIA furnishes periodic reports to the Trust’s Board of Directors regarding the investment strategy and performance of each Fund.
Pursuant to the Advisory Agreements, the Funds compensate VIA for these services by paying VIA an annual advisory fee assessed against daily average net assets under management in each Fund as follows:
ADVISORY FEE

Name of Fund	Advisory Fee
Each Fund except the Model Portfolio Funds and Index Funds	0.10% on all assets

Each Index Fund	0.05% on all assets

Each Model Portfolio	0.10% on the first $500 million of assets 0.09% on the next $500 million to $1 billion of assets 0.08% over $1 billion of assets

VIA received the following investment advisory fees for the fiscal years ended December 31, 2007, 2008 and 2009:

Advisory Fee Paid	2007	2008	2009
Money Market*	$257,415	$354,827
Low Duration Bond	628,435	482,554
Inflation Protected Securities	153,452	323,169
Asset Allocation	775,121	626,214
Equity Income	1,629,074	1,512,949
Growth & Income	1,237,341	982,314
Growth	2,790,098	2,162,683
Select Value**	25,051	272,244
Aggressive Opportunities	1,393,625	964,607
Discovery**	14,480	157,463
International	1,112,939	997,054
Diversifying Strategies**	39,230	430,197
Core Bond Index	612,090	509,829
500 Stock Index	205,834	175,253
Broad Market Index	333,173	277,359
Mid/Small Company Index	104,939	100,414
Overseas Equity Index	108,102	100,797
Model Portfolio Savings Oriented	300,030	299,958
Model Portfolio Conservative Growth	564,487	544,976
Model Portfolio Traditional Growth	1,278,756	1,231,580
Model Portfolio Long-Term Growth	1,416,673	1,367,401
Model Portfolio All-Equity Growth	534,537	520,628
Milestone Retirement Income***	37,020	51,432
Milestone 2010***	59,673	70,794
Milestone 2015***	106,476	132,832
Milestone 2020***	87,154	115,643
Milestone 2025***	64,076	85,033
Milestone 2030***	45,053	64,382
Milestone 2035***	24,015	36,507
Milestone 2040***	21,093	35,205
Milestone 2045****	N/A	N/A	N/A

*	In an effort to maintain a zero or positive net yield for the Money Market Fund, VIA may voluntarily waive all or a portion of its investment advisory fee due from the Money Market Fund. This voluntary fee waiver may be amended or terminated by VIA at any time without prior notice and there can be no assurance that additional waivers can or will be made. For the year ended December 31, 2009, the waived amount was $.

**	The Select Value Fund, Discovery Fund, and Diversifying Strategies Fund commenced operations as of October 30, 2007.

***	From May 1, 2006 to April 30, 2009, VIA contractually agreed to waive fees and/or reimburse expenses to each of the Milestone Funds limiting total annual fund operating expenses to the following: Milestone Retirement Income Fund — 0.81%; Milestone 2010 Fund — 0.88%; Milestone 2015 Fund — 0.91%; Milestone 2020 Fund — 0.93%; Milestone 2025 Fund — 0.95%; Milestone 2030 Fund — 0.97%; Milestone 2035 Fund — 0.99%; and Milestone 2040 Fund — 0.99%. For the years ended December 31, 2007, 2008, and 2009, VIA reimbursed each Fund as follows:

Advisory Fee paid	2007	2008	2009
Milestone Retirement Income		$99,861
Milestone 2010		$70,298
Milestone 2015		$59,738
Milestone 2020		$45,701
Milestone 2025		$47,231
Milestone 2030		$44,230
Milestone 2035		$44,918
Milestone 2040		$44,714

****	Fees for the Milestone 2045 Fund are N/A because this Fund did not commence operations until January 4, 2010. VIA also has contractually agreed to waive fees and/or reimburse expenses to the Milestone 2045 Fund until April 30, 2010 by limiting total annual fund operating expenses to 1.10%.
VIA or its broker-dealer affiliate, ICMA-RC Services, provides all distribution and marketing services for the Funds. ICMA-RC Services receives no compensation for its services as principal underwriter and distributor of the Funds. The Funds’ shares are offered on a continuous basis. VTA, an affiliate of VIA, is the Funds’ designated transfer agent and pursuant to a Transfer Agency and Administrative Services Agreement provides certain transfer agency and administrative shareholder support services for the Funds related to the retirement plans investing in the Funds. VTA provides Fund administration and transfer agency services, such as preparation of shareholder reports and proxies, shareholder recordkeeping and processing of orders. VTA receives asset-based compensation for these administrative and transfer agency services on an annual basis as follows:

Fund	Fee
All Funds, except the Index Funds, the Model Portfolio Funds and the Milestone Funds	0.35%
Index Funds: Class I	0.30%
Index Funds: Class II	0.10%

Model Portfolio and Milestone Funds	None
VTA received the following fees for administrative and transfer agency services for the fiscal years ended December 31, 2007, 2008 and 2009:

Amount Received	2007	2008	2009
Money Market	$900,951	$1,241,911
Low Duration Bond	2,199,524	1,688,960
Inflation Protected Securities	537,084	1,131,107
Asset Allocation	2,712,925	2,191,774
Equity Income	5,701,759	5,295,381
Growth & Income	4,330,695	3,438,140
Growth	9,765,343	7,569,475
Select Value*	87,680	952,866
Aggressive Opportunities	4,877,689	3,376,164
Discovery*	50,681	551,128
International	3,895,286	3,489,730
Diversifying Strategies*	137,304	1,505,705
Core Bond Index	3,308,287	2,646,398
500 Stock Index	621,165	511,142
Broad Market Index	1,044,294	834,758

Amount Received	2007	2008	2009
Mid/Small Company Index	389,079	394,195
Overseas Equity Index	349,214	315,748
Model Portfolio Savings Oriented	N/A	N/A	N/A
Model Portfolio Conservative Growth	N/A	N/A	N/A
Model Portfolio Traditional Growth	N/A	N/A	N/A
Model Portfolio Long-Term Growth	N/A	N/A	N/A
Model Portfolio All-Equity Growth	N/A	N/A	N/A
Milestone Retirement Income	N/A	N/A	N/A
Milestone 2010	N/A	N/A	N/A
Milestone 2015	N/A	N/A	N/A
Milestone 2020	N/A	N/A	N/A
Milestone 2025	N/A	N/A	N/A
Milestone 2030	N/A	N/A	N/A
Milestone 2035	N/A	N/A	N/A
Milestone 2040	N/A	N/A	N/A
Milestone 2045**	N/A	N/A	N/A

*	The Select Value Fund, Discovery Fund and Diversifying Strategies Fund commenced operations on October 30, 2007.

**	Fees for the Milestone 2045 Fund are N/A because this Fund did not commence operations until January 4, 2010.
The advisory fee, transfer agency, and administrative services fee are deducted from the applicable Fund’s assets, and their effect is factored into any quoted share price or investment return for that Fund.
The address for VIA, ICMA-RC Services, and VTA is 777 N. Capitol Street, N.E., Washington, DC 20002.
JPMorgan Chase Bank, N.A. serves as sub-transfer agent to the Fund. VTA has contracted with JPMorgan Chase Bank, N.A., 303 Broadway, Cincinnati, Ohio, 45202, to provide certain administrative functions to VTA. VTA compensates JPMorgan Chase Bank, N.A. for such services from the transfer agency fees it receives from the Fund.
The Trust, VIA, ICMA-RC Services and each subadviser have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes apply to the personal investing activities of access persons as defined by Rule 17j-1, and are designed to prevent unlawful practices in connection with the purchase and sale of securities by access persons. Under the codes, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes and, in certain cases, pre-clear securities transactions. A copy of these codes are on file with the SEC and available to the public.
The Funds previously entered into an Administration Agreement with State Street Bank and Trust Company (“SSBT”) (formerly, Investors Bank & Trust Company), wherein SSBT performed certain financial reporting, tax filing and portfolio compliance functions for the Funds. SSBT ceased performing these services effective May 5, 2008. SSBT received the following fees for these services for the fiscal years ended December 31, 2007 and 2008:

	2007	2008
Money Market	$35,580	$21,058
Low Duration Bond	117,631	40,515
Inflation Protected Securities	26,603	26,078
Asset Allocation	143,669	53,444
Equity Income	296,560	145,580
Growth and Income	229,787	92,129
Growth	519,829	184,834
Select Value*	292	27,144
Aggressive Opportunities	260,954	88,631
Discovery*	170	15,711
International	203,940	97,822
Diversifying Strategies*	439	42,652
Core Bond Index	227,433	93,691
500 Stock Index	75,919	33,018
Broad Market Index	123,023	51,226
Mid/Small Company Index	38,159	19,331
Overseas Equity Index	38,379	21,247
Model Portfolio Savings Oriented	42,482	19,923
Model Portfolio Conservative Growth	80,771	36,763
Model Portfolio Traditional Growth	198,817	92,514
Model Portfolio Long-Term Growth	222,598	105,432
Model Portfolio All-Equity Growth	75,014	39,117
Milestone Retirement Income	15,000	7,581
Milestone 2010	15,000	7,581
Milestone 2015	15,560	9,433
Milestone 2020	15,000	7,872
Milestone 2025	15,000	7,581
Milestone 2030	15,000	7,581
Milestone 2035	15,000	7,581
Milestone 2040	15,000	7,581
Milestone 2045	N/A	N/A

*	The Select Value Fund, Discovery Fund and Diversifying Strategies Fund commenced operations October 30, 2007.

**	Fees for the Milestone 2045 Fund are N/A because this Fund did not commence operations until January 4, 2010.
On May 5, 2008, the Funds entered into a Mutual Fund Service Agreement with J.P. Morgan Investor Services Co. (“JP Morgan”), wherein JP Morgan performs certain financial reporting, tax services, fund accounting, administrative, and portfolio compliance services for the Funds. JP Morgan receives fees for the services provided that are either a specified dollar amount or based on a percentage of a Fund’s assets depending on the type of service being provided. JP Morgan received the following fees for these services for the fiscal years ended December 31, 2008 and 2009.

Fund	2008	2009
Money Market	$18,170
Low Duration Bond	30,565
Inflation Protected Securities	30,565
Asset Allocation	28,565
Equity Income	48,620
Growth and Income	38,972
Growth	68,542
Select Value	33,635
Aggressive Opportunities	42,839
Discovery	30,565
International	43,328
Diversifying Strategies	39,231
Core Bond Index	32,115
500 Stock Index	28,541
Broad Market Index	9,517
Mid/Small Company Index	7,740
Overseas Equity Index	28,565
Model Portfolio Savings Oriented	18,038
Model Portfolio Conservative Growth	20,635
Model Portfolio Traditional Growth	36,131
Model Portfolio Long-Term Growth	39,480
Model Portfolio All-Equity Growth	20,019
Milestone Retirement Income	18,038
Milestone 2010	18,038
Milestone 2015	18,038
Milestone 2020	18,038
Milestone 2025	18,038
Milestone 2030	18.038
Milestone 2035	18,038
Milestone 2040	18,038
Milestone 2045	N/A	N/A

*	Fees for the Milestone 2045 Fund are N/A because this Fund did not commence operations until January 4, 2010.

SUBADVISERS
The day-to-day investment management of certain Funds’ assets rests with one or more subadvisers, with the exception of fee information Presented; retained with the assistance of VIA. The responsibility for overseeing subadvisers rests with VIA.
The following firms currently serve as subadvisers. Information relating to individual subadvisers, with the exception of fee information presented, has been provided by that subadviser.
Analytic Investors, LLC (“Analytic”), 555 W. Fifth Street, 50th Floor, Los Angeles, California 90013 serves as a subadviser to the Diversifying Strategies Fund. The firm is a wholly owned, indirect subsidiary of Old Mutual Plc.
Artisan Partners Limited Partnership (“Artisan”), 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202, serves as a subadviser to the International Fund and the Select Value Fund. Artisan is a Delaware limited partnership managed by its sole general partner, Artisan Investments GP LLC. Artisan Investments GP LLC is wholly owned by Artisan Partners Holdings LP. Artisan Partners Holdings LP is a Delaware limited partnership managed by its sole general partner Artisan Investment Corporation. Artisan Investment Corporation is wholly owned by ZFIC, Inc., whose principal shareholders are Andrew A. Ziegler and Carlene M. Ziegler.
Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, serves as a subadviser to the Equity Income Fund. The firm is a majority-owned subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc.
BlackRock Financial Management, Inc. (“BlackRock”), 40 East 52nd Street, New York, New York 10022 serves as a subadviser to the Inflation Protected Securities Fund. BlackRock is a subsidiary of BlackRock, Inc.
Calamos Advisors LLC (“Calamos”), 2020 Calamos Court, Naperville, Illinois 60563, serves as a subadviser to the Diversifying Strategies Fund. Calamos is an indirect wholly owned subsidiary of Calamos Asset Management, Inc., a publicly traded company.
Columbus Circle Investors (“Columbus Circle”), Metro Center, One Station Place, 8th Floor South, Stamford, Connecticut 06902, serves as a subadviser to the Growth Fund. Columbus Circle is a Delaware general partnership. Its partners are CCIP, LLC and Principal Global Columbus Circle, LLC, which are affiliated with Principal Financial Group, Inc., a publicly traded company. D.G. Capital Management Trust (“D.G. Capital”), 260 Franklin Street, Suite 1600, Boston, Massachusetts 02110, serves as a subadviser to the Growth Fund. D.G. Capital is a privately owned Massachusetts business trust controlled by Manu Daftary and Beverly Gee.
Fiduciary Management, Inc. (“FMI”), 100 East Wisconsin Avenue, Suite 2200, Milwaukee, Wisconsin 53202, serves as a subadviser to the Growth & Income Fund. FMI is a 100% employee owned Wisconsin corporation.
GlobeFlex Capital, LP, (“GlobeFlex”), 4365 Executive Drive, Suite 720, San Diego, California 92121, serves as a subadviser to the International Fund. GlobeFlex is organized as a California partnership with its general partner being Ansmar Capital, Inc., a California corporation controlled by Marina Marelli and Robert Anslow.
Legg Mason Capital Management, Inc. (“LMCM”), 100 International Drive, Baltimore, Maryland 21202, serves as a subadviser to the Growth and Aggressive Opportunities Funds. LMCM is wholly owned by Legg Mason, Inc., a publicly traded, global asset management firm structured as a holding company.
Mondrian Investment Partners Limited (“Mondrian”), 10 Gresham Street, 5th Floor, London, EC2V 7JD, United Kingdom, serves as a subadviser to the International Fund. Mondrian is a limited liability company organized under the laws of England and Wales and is majority-owned by Mondrian’s senior management with the remainder held by private equity funds sponsored by Hellman & Friedman, LLC.
Mellon Capital Management Corporation (“Mellon Capital Management”), 50 Fremont Street, San Francisco, California, 94105, serves as a subadviser to the Asset Allocation, Diversifying Strategies and Index Funds. Mellon Capital Management is a wholly owned, indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial services and bank holding company.
Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660 serves as a subadviser to the Inflation Protected Securities Fund. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI LP”). Allianz SE in the indirect majority owner of AGI LP. Allianz SE is a European-based multinational insurance and financial services holding company.
Payden & Rygel, 333 S. Grand Avenue, Los Angeles, California, 90071, serves as a subadviser to the Low Duration Bond, Discovery and Diversifying Strategies Funds. The firm is a privately held independent investment management organization owned by nineteen senior employees who are actively involved in the day-to-day operations of the firm.
Shenkman Capital Management, Inc, (“Shenkman”), 461 Fifth Avenue, New York, New York 10017, serves as a subadviser to the Diversifying Strategies Fund. Shenkman is a privately owned New York corporation controlled by Mark R. Shenkman.
STW Fixed Income Management Ltd. (“STW”), 6185 Carpinteria Avenue, Carpinteria, California, 93013, serves as a subadviser to the Low Duration Bond Fund. The firm is owned 100% by William H. Williams, Principal, Chief Executive Officer and Chief Investment Officer.
Southeastern Asset Management, Inc. (“Southeastern”), 6410 Poplar Avenue, Suite 900, Memphis, Tennessee, 38119, serves as a subadviser to the Equity Income and Aggressive Opportunities Funds. Southeastern is wholly owned by its employees.
Systematic Financial Management L.P. (“Systematic”), 300 Frank W. Burr Boulevard, 7th Floor, Teaneck, New Jersey 07666 serves as a subadviser to the Select Value Fund. Systematic is majority-owned by Affiliated Managers Group (“AMG”), a publicly traded company, which invests in mid-sized asset management firms.

T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland, 21202, serves as a subadviser to the Growth & Income, Equity Income and Aggressive Opportunities Funds. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company listed on the Nasdaq National Market.
TimesSquare Capital Management, LLC, (“TimesSquare”) 1177 Avenue of Americas, 39th Floor, New York, New York 10036, serves as a subadviser to the Aggressive Opportunities Fund. TimesSquare is owned by its senior executives and Affiliated Managers Group, Inc. which is a publicly traded asset management holding company.
Tukman Grossman Capital Management, Inc. (“Tukman Grossman”), 60 E. Sir Francis Drake Blvd., Larkspur, California 94939, serves as a subadviser to the Growth Fund. Tukman Grossman Capital Management is controlled by its President, Melvin Tukman, and Vice President, Dan Grossman.
Walter Scott & Partners Limited (“Walter Scott”), One Charlotte Square, Edinburgh, Scotland EH2 4DZ, UK, serves as a subadviser to the International Fund. Walter Scott is an indirect wholly owned subsidiary within The Bank of New York Mellon Corporation, a publicly held company.
WEDGE Capital Management L.L.P. (“WEDGE”), 301 South College Street, Suite 2920 Charlotte, North Carolina, 28202 serves as a subadviser to the Select Value Fund. WEDGE is structured as a North Carolina limited liability partnership with eleven general partners.
Wellington Management Company, LLP (“Wellington Management”), 75 State Street, Boston, Massachusetts, 02109, serves as a subadviser to the Growth & Income and Discovery Funds. Wellington Management is a Massachusetts limited liability partnership.
Westfield Capital Management Company, L.P. (“Westfield”), One Financial Center, Boston Massachusetts, 02111, serves as a subadviser to the Growth Fund. Westfield is a partnership owned by its management team owners.
Information on the advisory services provided by each subadviser for each Fund can be found in the Prospectus, under the heading “Investment Policies, Investment Objectives, Principal Investment Strategies, and Related Risks.”

The following tables identify each subadviser and indicate the annual subadvisory fee that is paid out of the assets of each Fund. A subadvisory fee is assessed against average daily net assets under management unless otherwise noted. The fee schedules that have been negotiated with each subadviser and the fees paid for the fiscal years ended December 31, 2007, 2008 and 2009 are set forth below.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser[1]	Assets Managed	Fee	12/31/07	12/31/08	12/31/09
Money Market Fund	Flat Fee	0.15%	N/A	N/A	N/A

[1]	Invesco Aim Advisors, Inc. (adviser to Short-Term Investments Trust Liquid Assets Portfolio) is not a subadviser to the Money Market Fund and the fee set forth above is the expense ratio of the Short-Term Investment Trust Liquid Assets Portfolio. The following information is derived from a supplement to the Short-Term Investment Trust Liquid Assets Portfolio’s prospectus dated September 21, 2009: Effective July 1, 2009, the investment adviser of the Short-Term Investment Trust Liquid Assets Portfolio, in which the Money Market Fund invests substantially all of its assets, has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Short-Term Investment Trust Liquid Assets Portfolio’s total annual fund operating expenses (excluding certain items discussed below) to 0.14%. In determining the Short-Term Investment Trust Liquid Assets Portfolio’s investment adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary or non-routine items; (iv) expenses related to a merger or reorganization, as approved by the Short-Term Investment Trust Liquid Assets Portfolio’s board of trustees; and (v) expenses that the Short-Term Investment Trust Liquid Assets Portfolio has incurred but did not actually pay because of an expense offset arrangement. Currently the expense offset arrangements from which the Short-Term Investment Trust Liquid Assets Portfolio benefits are in the form of credits that the Short-Term Investment Trust Liquid Assets Portfolio receives from banks where it, or its transfer agent, has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Short-Term Investment Trust Liquid Assets Portfolio.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser[2]	Assets Managed	Fee	12/31/07	12/31/08	12/31/09
Low Duration Bond Fund Subadviser(s)

Payden & Rygel	First $200 million	0.10%	$296,007	$246,315
	Next $100 million	0.09%
	Over $300 million	0.08%

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser[2]	Assets Managed	Fee	12/31/07	12/31/08	12/31/09
STW	First $130 million	0.250%	$547,451	$480,647
	Next $370 million	0.125%
	Next $500 million	0.100%
	Over $1 billion	0.080%

[2]	Prior to May 1, 2007, the name of the Fund was the Short-Term Bond Fund.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser[3]	Assets Managed	Fee	12/31/07	12/31/08	12/31/09
Inflation Protected Securities Fund Subadviser(s)

Mellon Capital Management	First $100 million	0.06%	$47,402	N/A
	Next $900 million	0.05%
	Over $1 billion	0.01%

PIMCO	Flat Fee	0.20%	$109,805	$317,339

Fisher Francis Trees & Watts,	First $250 million	0.12%	$4,999	N/A
Inc. (“FFTW”)	Over $250 million	0.10%

BlackRock	First $100 million	0.12%	N/A	$160,387
	Next $100 million	0.10%
	Over $200 million	0.08%

[3]	Prior to May 1, 2007, the name of the Fund was the US Government Securities Fund. Mellon Capital Management served as subadviser to the Fund from December 2003 to May 1, 2007. PIMCO and FFTW began serving as subadvisers on May 1, 2007 and Mellon Capital Management ceased serving as subadviser on that date. FFTW ceased to serve as a subadviser on May 22, 2007. BlackRock began serving as a subadviser on October 30, 2007.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/07	12/31/08	12/31/09
Asset Allocation Fund Subadviser(s)

Mellon Capital	First $200 million	0.375%	$1,761,239	$1,624,938
Management	Next $300 million	0.200%
	Over $500 million	0.150%

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser[4]	Assets Managed	Fee	12/31/07	12/31/08	12/31/09
Equity Income Fund Subadviser(s)

BHMS	First $10 million	0.75%	$1,231,077	$1,244,710
	Next $15 million	0.50%
	Next $175 million	0.25%
	Next $600 million	0.20%
	Next $200 million	0.15%
	Over $1 billion	0.13%

Southeastern	First $50 million	0.75%	$2,711,857	$2,856,497
	Over $50 million	0.50%

T. Rowe Price	First $250 million	0.400%	$1,926,946	$1,971,421
	Next $250 million	0.375%
	Over $500 million	0.350%

4.	T. Rowe Price has agreed to voluntarily waive a portion of its subadvisory fees for the Fund. The waiver equaled $86,482, $69,816, and [•] for the fiscal years ended December 31, 2007, 2008, and 2009. T. Rowe Price’s subadvisory fees with respect to the Fund were: 0.40% on the first $500 million and 0.375% over $500 million.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser[5]	Assets Managed	Fee	12/31/07	12/31/08	12/31/09
Growth & Income Fund Subadviser(s)

Capital Guardian Trust Company	First $25 million	0.550%	$938,613	$822,504
(“Capital Guardian”)	Next $25 million	0.400%
	Over $50 million	0.225%

T. Rowe Price	First $250 million	0.400%	$1,540,505	$1,339,027
	Next $250 million	0.375%
	Over $500 million	0.350%

Wellington Management	First $50 million	0.40%	$1,109,760	$979,501
	Next $50 million	0.30%
	Over $100 million	0.25%

FMI	First $100 million	0.32%	N/A	N/A
	Over $100 million	0.28%

5.	Capital Guardian ceased serving as a subadviser on January 16, 2009. A minimum annual fee of $167,500 was payable to Capital Guardian. T. Rowe Price has agreed to voluntarily waive a portion of its subadvisory fees for the Fund. The waiver equaled $66,450, $47,234, and [•] for the fiscal years ended December 31, 2007, 2008 and 2009. FMI began serving the Fund as a subadviser on January 16, 2009.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser[6]	Assets Managed	Fee	12/31/07	12/31/08	12/31/09
Growth Fund Subadviser(s)

Fidelity Management & Research	First $25 million	0.80%	$504,840	N/A	N/A
Company (“FMR”)	Over $25 million	0.60%

Peregrine Capital Management,	First $700 million	0.36%	$2,477,032	$1,982,012	N/A
Inc. (“Peregrine”)	Over $700 million	0.20%

Tukman Grossman	If average daily	0.50%	$2,729,581	$2,398,070
	net assets are
	below $600 million

	If average daily
	net assets are
	above $600 million:
	First $20 million	1.00%
	Next $480 million	0.50%
	Next $500 million	0.40%
	Over $1 billion	0.30%

LMCM	Flat Fee	0.32%	$2,676,786	$2,161,909

	First $300 million	0.35%	$1,622,566	$1,453,779
Westfield	Over $300 million	0.30%

Goldman Sachs Asset	First $50 million	0.30%	$958,804	$654,232	N/A
Management, L.P. (“GSAM”)	Next $100 million	0.23%
	Over $150 million	0.20%

Columbus Circle	First $300 million	0.35%	N/A	N/A
	Over $300 million	0.30%

D.G. Capital	First $200 million	0.46%	N/A	N/A
	Over $200 million	0.36%

[6]	Peregrine and GSAM ceased serving as subadvisers on September 19, 2008. LMCM, Westfield and GSAM began serving the Fund as subadvisers on May 23, 2005. FMR was terminated as a subadviser on May 19, 2006. Fees paid to FMR in 2007 are for services provided in 2006. Tukman Grossman agreed to waive a portion of its subadvisory fee in an amount equal to 0.10%. This waiver equaled $82,762 and [•] for the fiscal years ended December 31, 2008 and 2009. Columbus Circle and D.G. Capital began serving the Fund as subadvisers on September 18, 2008. Effective January 1, 2009, LMCM lowered its fee from 0.40% for the first $200 million and 0.38% for the assets over $200 million to a flat rate of 0.32% for all assets.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser[7]	Assets Managed	Fee	12/31/07	12/31/08	12/31/09
Select Value Fund Subadviser(s)

GSAM	First $200 million	0.40%	N/A	$229,352	N/A
	Next $500 million	0.35%
	Over $700 million	0.32%

WEDGE	First $10 million	0.75%	N/A	$349,163
	Next $15 million	0.65%
	Next $75 million	0.50%
	Next $50 million	0.40%
	Over $150 million	0.30%

Systematic	First $50 million	0.50%	N/A	$372,356
	Next $200 million	0.35%
	Over $250 million	0.30%

Artisan	First $150 million	0.55%	N/A	$6,155
	Next $100 million	0.50%
	Over $250 million	0.45%

[7]	The Fund commenced operations on October 30, 2007. GSAM ceased serving as a subadviser on September 19, 2008. GSAM had agreed to voluntarily waive a portion of its subadvisory fees for the Fund to 0.28% on the first $200 million, 0.245% on the next $500 million and 0.224% over $700 million. This waiver equaled $79,577 for the year ended December 31, 2008. Artisan began serving the Fund as a subadviser on September 18, 2008.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser[8]	Assets Managed	Fee	12/31/07	12/31/08	12/31/09
Aggressive Opportunities Fund Subadviser(s)

Southeastern	First $50 million	0.75%	$1,351,656	$1,171,516
	Over $50 million	0 50%

T. Rowe Price	First $500 million	0.60%	$2,518,555	$1,592,161
	Over $500 million	0.55%

LMCM	Flat Fee	0.32%	$1,355,657	$538,416

TimesSquare	First $300 million	0.50%	$1,783,373	$1,594,256
	Next $200 million	0.47%
	Over $500 million	0.45%

[8]	T. Rowe Price has agreed to voluntarily waive a portion of its subadvisory fees for the Fund. The waiver equaled $102,032, $52,297, and $[•] for the fiscal years ended December 31, 2007, 2008, and 2009. LMCM and TimesSquare began serving as subadvisers on January 25, 2006. LMCM has voluntarily agreed to waive its fees to 0.00% for the quarters ending June 30, 2008 and September 30, 2008. This waiver equaled $488,931 for the period ended

December 31, 2008. Effective January 1, 2009, LMCM lowered its fee from 0.40% for the first $200 million and 0.38% for the assets over $200 million to a flat rate of 0.32% for all assets.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/07	12/31/08	12/31/09
Discovery Fund Subadviser(s)[9]

Payden & Rygel	First $250 million	0.150%	N/A	$113,930
	Next $250 million	0.125%
	Next $250 million	0.100%
	Over $750 million	0.075%

Wellington Management	First $200 million	0.73%	N/A	$532,834
	Next $300 million	0.70%
	Over $500 million	0.67%

[9]	The Fund commenced operations on October 30, 2007.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser[10]	Assets Managed	Fee	12/31/07	12/31/08	12/31/09
International Fund Subadviser(s)

Capital Guardian	First $25 million	0.750%	$1,514,757	$1,491,305
	Next $25 million	0.600%
	Next $200 million	0.425%
	Over $250 million	0.375%

Artisan Partners	Flat Fee	0.70%	$1,921,759	$1,862,151

GlobeFlex	Flat Fee	0.40%	$682,467	$1,057,437

Walter Scott	First $100 million	0.60%	$1,025,011	$1,262,519
	Over $100 million	0.50%

Mondrian	First $100 million	0.54%	N/A	N/A
	Over $100 million	0.40%

[10]	A minimum annual fee of $337,500 was payable to Capital Guardian, which ceased serving as a subadviser on October 11, 2009. Mondrian began serving the Fund as a subadviser on October 12, 2009.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser[11]	Assets Managed	Fee	12/31/07	12/31/08	12/31/09
Diversifying Strategies Fund Subadviser(s)

Drake	Flat Fee	0.225%	N/A	$315,813

Analytic	Flat Fee	0.45%	N/A	$584,085

Mellon Capital Management	Flat Fee	0.65%	N/A	$835,146

Payden & Rygel	First $200 million	0.10%	N/A	$171,721
(Short-Duration Fixed Income	Next $100 million	0.09%
Strategy)	Over $300 million	0.08%

Payden & Rygel	First $200 million	0.10%	N/A	N/A
(Low Duration Bond	Next $100 million	0.09%
Strategy) [12]	Over $300 million	0.08%

Calamos	First $100 million	0.55%	N/A	N/A	N/A
	Next $150 million	0.50%
	Over $250 million	0.45%

Shenkman	First $50 million	0.400%	N/A	N/A	N/A
	Next $250 million	0.375%
	Over $300 million	0.350%

[11]	The Fund commenced operations on October 30, 2007 and prior to January 4, 2010, the name of the Fund was the Diversified Assets Fund. The subadvisory fee for Analytic and Mellon Capital Management is calculated based on the average daily net asset value of the assets allocated and assigned to each of them by VIA. With respect to the portion of the Fund for which it employs a short-duration fixed income strategy, Payden & Rygel has agreed to waive a portion of its investment subadvisory fees so that its fees shall not exceed 0.08%. This fee waiver is in place until April 30, 2010 and equaled $42,007 and $[•] for the fiscal years ended December 31, 2008 and 2009.

[12]	Payden & Rygel also began managing a low duration bond strategy for the Fund on April 3, 2009, at which time Drake ceased serving as a subadviser. From April 3, 2009 to September 27, 2009, Payden & Rygel’s fee schedule for this strategy was a flat rate of 0.19% for all assets in this strategy; however, Payden & Rygel had agreed to voluntarily waive a portion of its subadvisory fee for this low duration bond strategy during that time period such that its fees did not exceed 0.08%. This waiver equaled $[•] for the period from April 3, 2009 through September 27, 2009.

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/07	12/31/08	12/31/09
Core Bond Index Fund Subadviser(s)

Mellon Capital	First $50 million	0.05%	$246,432	$232,298
Management	Next $50 million	0.04%
	Next $900 million	0.02%
	Over $1 billion	0.01%

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/07	12/31/08	12/31/09
500 Stock Index Fund Subadviser(s)

Mellon Capital	First $50 million	0.040%	$60,091	$97,331
Management	Next $50 million	0.030%
	Next $900 million	0.015%
	Over $1,000 million	0.010%

Broad Market Index Fund Subadviser(s)

Mellon Capital	First $50 million	0.0500%	$106,183	$169,258
Management	Next $50 million	0.0400%
	Next $900 million	0.0175%
	Over $1 billion	0.0100%

Mid/Small Company Index Fund Subadviser(s)

Mellon Capital	First $50 million	0.07%	$63,235	$110,061
Management	Next $50 million	0.06%
	Next $900 million	0.02%
	Over $1 billion	0.01%

			Amount	Amount	Amount
			Paid	Paid	Paid
Fund/Subadviser	Assets Managed	Fee	12/31/07	12/31/08	12/31/09
Overseas Equity Index Fund Subadviser(s)

Mellon Capital	First $50 million	0.10%	$97,638	$194,890
Management	Next $950 million	0.06%
	Over $1 billion	0.01%

ADDITIONAL INFORMATION PERTAINING TO PORTFOLIO MANAGERS OF THE FUNDS
The following represents additional information regarding other accounts managed by each Fund’s portfolio manager(s) as of December 31, 2009. Information relating to portfolio manager compensation, potential conflicts of interest and ownership of shares also follows.
Analytic
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Diversifying Strategies Fund
Harindra de Silva
Gregory McMurran
David Krider
Ram Willner

*	Accounts with advisory fees based on performance.
Potential Conflicts of Interest
Personal Accounts. The intent of Analytic’s policy is to prohibit employees from acquiring securities for their own personal accounts or in the accounts of family members, without special circumstances which may arise that call for the allowance of such transactions. For example, employees may continue to hold securities held prior to joining Analytic or may be allowed to acquire securities granted from a spouse’s participation in stock options compensation. Thus, while minimized, there is still a potential conflict of interest in that portfolio managers could own a security in Analytic’s investable universe. To minimize such conflicts, Analytic’s Code of Ethics requires all employees to pre-clear any security transactions with the firm’s Review Committee. The Code of Ethics also requires employees to regularly report to Analytic’s Chief Compliance Officer the securities that the employee beneficially owns.
Different fee schedules. Performance Based Fees and Non-Performance Based Fees. Sophisticated clients may be offered the choice of performance based fees or some other arrangement not dependent on performance. This could create a conflict of interest because there is theoretically more incentive for the investment team to have performance based fee accounts perform well over accounts with different fee arrangements. However, because of the model-driven and team-driven approach to investment management employed by Analytic and the fact that the accounts are continually monitored and need to share similar characteristics per strategy, this conflict of interest is minimized at Analytic.
Investment Opportunities and Trade Rotation. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of accounts and/or investment strategies. In addition, Analytic has the discretion to decide when to trade accounts and strategies. Analytic’s model-driven and team-driven approach minimizes these potential conflicts of interest as does its monitoring and compliance program. Analytic has developed an in-house portfolio management system that is used to monitor trading practices and portfolio holdings for accounts to check for compliance with guidelines and restrictions for the strategy. Directed Brokerage. While Analytic has discretion to select brokers for the execution of trades for most clients’ accounts under management, Analytic will allow some clients to direct brokerage as long as that broker is deemed to provide competitive price and execution. A conflict could potentially arise in deciding when to trade non-directed brokerage accounts relative to brokerage directed accounts that would have otherwise been traded at the same time. To minimize this conflict, when a portfolio manager is trading the same security with multiple brokers due to directed brokerage arrangement, he/she will try to deliver such orders simultaneously to such brokers.
Compensation of Portfolio Managers
Analytic’s compensation structure for professional employees consists of an industry median base salary (based on independent industry information) and an annual discretionary bonus. Bonus amounts are determined using the following factors: the overall success of Analytic in terms of profitability; the overall success of the department or team; and an individual’s contribution to the team, based on goals established during the performance period. Compensation based on investment strategy performance is not tied to individual account performance, but rather to each strategy as a whole. Strategy performance information is based on pre-tax calculations for the prior calendar year. No portfolio manager is directly compensated a portion of an advisory fee based on the performance of a specific account. Portfolio managers’ base salaries are typically reviewed on an annual basis determined by each portfolio manager’s anniversary date of employment. Discretionary bonuses are determined annually, upon analysis of information from the prior calendar year.
In October 2007, the Analytic board adopted an equity plan that allows certain key employees of the firm to hold up to 24.9% direct or indirect nonvoting equity interests in the firm. Old Mutual will maintain its majority ownership in the firm. Participants in the Analytic Investors LLC Equity Plan include our executive management team and senior investment team members. As of December 31, 2009, key employees of the firm owned approximately [•]% of the firm. That ownership percentage is expected to grow to the 24.9% range in the next few years through grants to and purchases by key employees under the equity plan.
While a large portion of a portfolio manager’s compensation can be indirectly tied to investment performance, variable compensation is determined by the three factors noted above (success of the firm; success of the team; and success of the individual). Thus, undue risk taking by any individual would be diluted by the impact of factors outside the control of any individual. In addition, the team management and systematic nature of Analytic’s investment process mitigates the potential for a single individual to override the investment model with individual adjustments that would have a material impact on investment performance. Finally, the risk management procedures that are in place, which include daily independent review of portfolio risks and guidelines, further mitigate the ability of any individual to take undue risks in a portfolio.

Artisan Partners
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
International Fund

Mark L. Yockey

Select Value Fund

James C. Kieffer

Scott Satterwhite

George O. Sertl					*

*	One of these accounts with assets of $[•] million has an advisory fee based upon performance of the account.
Potential Conflicts of Interest
Artisan Partners’ international growth investment team, led by Mark Yockey as manager, manages portfolios for multiple clients within two investment strategies (international growth and international small-cap growth). Artisan Partner’s mid cap value investment team, led by James C. Kieffer, Scott Satterwhite, and George O. Sertl, manages portfolios for multiple clients within three investment strategies (mid cap value, opportunistic value, and small cap value). Portfolios managed by Artisan Partners in these strategies may include accounts for registered investment companies, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations) and other private pooled investment vehicles. All investment accounts managed by Artisan Partners within a single investment strategy are managed to a single model, such that all client portfolios within a particular investment strategy (including the international growth and mid cap value investment strategies in which Artisan Partners manages assets for the Vantagepoint International Fund and the Vantagepoint Select Value Fund, respectively) are essentially the same, provided that there may be certain exceptions resulting from: (i) client-directed restrictions and limitations; and (ii) cash flows into and out of such accounts. Because of these considerations, and because of differences between Artisan Partners’ investment strategies, each Artisan Partners’ investment team may from time to time purchase securities, including initial public offerings, for one client account, but not for another client account for which that team is responsible. As a result, performance dispersion among client accounts within the international growth strategy and within the mid cap value strategy may occur. In addition, some of the portfolios Artisan Partners manages in its international growth and mid cap value strategies may have fee structures, including performance fees that are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by Vantagepoint International Fund or Vantagepoint Select Value Fund to Artisan Partners. Although Artisan Partners may have an incentive to manage the assets of accounts with performance-based fees differently from its other accounts, the firm believes that potential conflict is effectively controlled by Artisan Partners’ procedures to manage all clients within a particular strategy similarly regardless of fee structure.

In addition, Artisan Partners’ policies to prevent the misuse of material non-public information may prevent the execution of an otherwise desirable transaction in a client account if Artisan Partners believes that it is or may be in possession of material non-public information regarding the security that would be the subject of the transaction. This may occur if clients in a particular investment strategy invest in a security issued by a company, or an affiliate of a company, that is also a client of Artisan Partners or has another business relationship with Artisan Partners or its affiliates. It may also occur if clients in a particular investment strategy invest in a security issued by a company, a director or officer of which is also a director of Artisan Funds or an employee of Artisan Partners.
Artisan Partners’ goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. Artisan Partners has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the potential conflicts associated with managing portfolios for multiple clients. These procedures involve aggregating portfolio transactions and allocating them among client accounts, and specifically address underwritten offerings, including initial public offerings.
Artisan Partners may use client brokerage to pay for research if the research provides lawful and appropriate assistance to the firm in the investment decision-making process. However, Artisan Partners chooses those broker-dealers it believes are best able to provide the best combination of net price and execution in each transaction. In addition, Artisan Partners only uses client brokerage from accounts invested in a strategy for research that benefits that strategy.
Personal transactions are subject to the Artisan Partners Code of Ethics, which generally provides that employees of Artisan Partners may not take personal advantage of any information that they may have concerning Artisan Partners’ current investment program. The Code requires pre-approval of most personal transactions in securities by Artisan employees (including acquisitions of securities as part of an initial public offering or private placement) and prohibits Artisan employees from profiting from the purchase and sale, or sale and purchase, of the same (or equivalent) securities within sixty days. In addition, the Code requires reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with Artisan Partners’ compliance department quarterly or more frequently. Artisan Partners reviews those reports and the securities holdings of its employees for conflicts, or potential conflicts, with client transactions.
Compensation of Portfolio Managers
Artisan Partners has designed a partnership participation, compensation, and management structure to attract and retain key personnel. An Artisan Partners portfolio manager is compensated through an industry competitive fixed base salary and a subjectively determined incentive bonus that is a portion of a bonus pool the aggregate amount of which is tied to the firm’s fee revenues generated by all accounts included within the investment strategy or strategies managed by the portfolio managers, including the Funds. A portfolio manager is not compensated based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by Artisan Partners based on assets under management. Artisan Partners bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because the firm believes that this method aligns the portfolio managers’ interests more closely with the long-term interests of clients.
Artisan Partners portfolio managers participate in group life, health, medical reimbursement, and retirement plans that are generally available to all salaried employees of the firm. All senior professionals, including portfolio managers, have limited partnership interests in the firm.
BHMS
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Equity Income Fund

Robert J. Chambers

Mark Giambrone
Potential Conflicts of Interest
Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account, including mutual fund accounts. BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.
Compensation of Portfolio Managers
In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.
The compensation of portfolio managers is not directly tied to the Fund’s performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is, to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at BHMS will increase over time, if and when assets continue to grow through competitive performance.

BlackRock
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles			Other Accounts
Fund/Portfolio		Total Assets			Total Assets		Total Assets
Manager(s)	Number	(in billions)	Number		(in billions)	Number	(in billions)
Inflation Protected Securities Fund

Brian Weinstein						*	*

Stuart Spodek			*	*	* *	**	**

*	[•] other accounts with aggregate assets of $[•] billion have advisory fees based on account performance.

**	[•] other pooled investment vehicles with aggregate assets of $[•] billion and [•] other accounts with aggregate assets of $[•] billion have advisory fees based on account performance.
Potential Conflicts of Interest
BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that Messrs. Spodek and Weinstein currently manage certain accounts that are subject to performance fees. In addition, Messrs. Spodek and Weinstein assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.
As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.
Compensation of Portfolio Managers
BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.
Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.
Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Inflation Protected Securities Fund include the following:

Portfolio Manager	Benchmarks Applicable to Each Manager
Stuart Spodek	A combination of market-based indices (e.g., Citigroup 1-Year Treasury Index, Merrill Lynch 1-3 Year Treasury Index, Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.

Brian Weinstein	A combination of market-based indices (e.g., Barclays Capital Global Real: U.S. Tips Index), certain customized indices and certain fund industry peer groups.
BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5- and 10-year periods, as applicable.
Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.
     Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Spodek and Weinstein have each received awards under the LTIP.
     Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Spodek and Weinstein have each participated in the deferred compensation program.
     Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, BlackRock granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Spodek has been granted stock options and/or restricted stock in prior years.
Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
     Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.
Calamos
Other accounts managed by portfolio manager(s) as of October 31, 2009:

Other Pooled Investment
	Registered Investment Companies		Vehicles		Other Accounts
		Total Assets		Total Assets		Total Assets
Fund/Portfolio Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
John P. Calamos, Sr.	*	*	*	*

Nick P. Calamos	*	*	*	*

John P. Calamos, Jr.	*	*	*	*

Steve Klouda	*	*

Jeff Scuderi	*	*

Jon A. Vacko	*	*

John Hillenbrand	*	*

*	Number of accounts where advisory fee is based on account performance: [•] registered investment companies with total assets of $[•] million and [•] other pooled investment vehicles with total assets of $[•] million.
Potential Conflicts of Interest
Calamos states that its portfolio managers are responsible for managing both mutual fund accounts and other accounts, including separate accounts and unregistered funds. Calamos further states that, other than potential conflicts between investment strategies, the side-by-side management of both mutual fund accounts and other accounts may raise potential conflicts of interest due to the interest held by Calamos in an account and certain trading practices used by the portfolio managers (e.g., cross trades between a mutual fund and another account and allocation of aggregated trades).
Calamos believes that it has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos states that it will only place cross-trades in securities held by mutual funds in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos to execute trades through a specific broker. However, if the directed broker allows Calamos to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos full brokerage discretion. Calamos states that it and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.
Calamos states that a client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded

Calamos from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Under Calamos’ policy, allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos states that its head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to the Director of Compliance on a monthly basis.
Calamos states that it generally allocates investment opportunities for which there is limited availability among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos states that it may consider subjective elements in attempting to allocate a trade, in which case a Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos states that it is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.
Calamos believes that the potential conflicts that could arise as a result of concurrent management of the Fund and other accounts include the allocation of investment opportunities and securities purchased among these multiple accounts. Similarly, Calamos states that trading in securities by Calamos personnel for their own accounts potentially could conflict with the interest of clients. Calamos does not believe that any of these potential conflicts of interest are material and Calamos states that the firm has policies and procedures in place to detect, monitor and resolve these and other potential conflicts of interest that are inherent to its business as an investment adviser.
Calamos states that its portfolio managers advise certain accounts under a performance fee arrangement. Calamos believes that a performance fee arrangement may create an incentive for a portfolio manager to make investments that are riskier or more speculative than would be the case in the absence of performance fees. Calamos states that a performance fee arrangement may result in increased compensation to the Calamos’ portfolio managers from such accounts due to unrealized appreciation as well as realized gains in the client’s account.
Compensation of Portfolio Managers
Calamos states that John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. receive all of their compensation from Calamos. Calamos further states that each has entered into employment agreements that provide for compensation in the form of an annual base salary and a discretionary target bonus, each payable in cash. According to Calamos, their discretionary target bonus is set at a percentage of the respective base salary, ranging from 300% to 600%, with a maximum annual bonus opportunity of 150% of the target bonus. For example, the discretionary target bonus for each of these three portfolio managers who earns $100,000 would range from $300,000 to $600,000 and each of these three portfolio manager’s maximum annual bonus opportunity would range from $450,000 to $900,000. Also, due to the ownership and executive management positions with Calamos and its parent company, additional multiple corporate objectives are utilized to determine the discretionary target bonus for John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. Calamos states that for 2008, the additional corporate objectives were sales and marketing effectiveness, as measured by redemption rates and sales growth; investment performance, as measured by risk-adjusted performance of the investment strategies managed by Calamos over a blended short- and long-term measurement period; productivity and efficiency, as measured by the change in operating margin and return on operating capital; management evaluation, based upon management’s execution of strategic initiatives; and stockholder return relative to the industry peer group.
Calamos states that John Hillenbrand, Steve Klouda, Jeff Scudieri, and Jon Vacko, receive all of their compensation from Calamos. According to Calamos, they each receive compensation in the form of an annual base salary and a discretionary target bonus, each payable in cash, and their discretionary target bonus is set at a percentage of the respective base salary.
Calamos states that historically, the annual equity awards granted under the long-term incentive compensation program have been comprised of stock options and restricted stock units. According to Calamos, the stock options and restricted stock units issued to date have vested annually in one-third installments beginning in the fourth year after the grant date and each award has been subject to accelerated vesting under certain conditions. Calamos states that unless terminated early, the stock options have a ten-year term.
Columbus Circle
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Growth Fund

Anthony Rizza					*	*

*	[•] of these accounts with assets together totaling $[•] million have an advisory fee based on performance.
Potential Conflicts of Interest
Columbus Circle focuses on providing institutional equity management services. Columbus Circle provides portfolio management services to high net worth individuals, pension and profit-sharing plans, Taft-Hartley plans, charitable institutions, foundations, endowments, municipalities, trust programs, registered mutual funds, private investment funds and other institutions.
Columbus Circle’s clients include both affiliated and unaffiliated registered investment companies and private investment funds. In some cases, Columbus Circle has also entered into performance fee arrangements with qualified clients. Columbus Circle, its affiliates and personnel additionally have personal investments in its affiliated private funds. Such affiliations and fee arrangements create an incentive to favor certain accounts over other accounts in the allocation of investment opportunities. Columbus Circle has procedures designed and implemented to ensure that all clients are treated fairly and equally, and to prevent these conflicts from influencing the allocation of investment opportunities among clients. These procedures involve aggregating portfolio transactions and allocating them among similarly managed client accounts on a pro rata basis (or rotational basis for IPOs, as necessary) subject to specific account restrictions or limiting circumstances.

In placing orders for the purchase and sale of securities for its clients, Columbus Circle seeks quality execution at favorable prices through responsible broker-dealers. In selecting broker-dealers to execute transactions, Columbus Circle considers such factors as the broker’s reliability, the quality of its execution services, its financial condition, its commission rates on agency transactions, its ability to use capital, and the general brokerage and research services that it provides. Columbus Circle utilizes client commissions for the purchase of research and order execution services provided these services assist Columbus Circle in the investment process. Columbus Circle also utilizes brokers who refer investors to Columbus Circle. Columbus Circle monitors its brokerage allocation decision-making and does not consider referrals in its brokerage selection processes. Columbus Circle also does not execute any client transactions through affiliated entities.
Columbus Circle has also adopted a code of ethics that governs its investment management services. This document emphasizes Columbus Circle’s fiduciary duty and commitment to fair and equitable treatment, including prohibitions on insider trading. The code of ethics is further designed to assure that the personal securities transactions, activities and interests of the employees of Columbus Circle will not interfere with (i) making decisions in the best interest of advisory clients and (ii) implementing such decisions while, at the same time, allowing employees to invest for their own accounts. Under the code, certain classes of securities have been designated as exempt transactions, based upon a determination that these would materially not interfere with the best interest of Columbus Circle’s clients. In addition, the code requires pre-clearance of many transactions, and restricts trading in close proximity to client trading activity. Nonetheless, because the code of ethics in some circumstances would permit employees to invest in the same securities as clients, there is a possibility that employees might benefit from market activity by a client in a security held by an employee. Employee trading is continually monitored under the code of ethics to reasonably prevent conflicts of interest between Columbus Circle and its clients.
Finally, Columbus Circle votes proxies according to pre-determined issue determinations in the first instance, and according to an independent third party’s recommendations if the matter does not meet the established voting parameters. However, should Columbus Circle determine not to accept the third party’s recommendation and a conflict of interest exists, then Columbus Circle would request client consent to vote the issue. Conflicts of interest may exist if Columbus Circle manages assets for an issuer or other business relationships exist between Columbus Circle and an issuer.
Compensation of Portfolio Managers
Columbus Circle seeks to maintain a competitive compensation program based on investment management industry standards to attract and retain superior investment professionals. This compensation structure is comprised of the following:
•	Base Salary. Each portfolio manager is paid a fixed base salary, which varies among portfolio managers depending on the experience and responsibilities of the portfolio manager. The firm’s goal is to maintain competitive base salaries through an annual review process, which includes an analysis of industry standards, market conditions, and salary surveys.

•	Bonus. Each portfolio manager is eligible to receive an annual bonus. Targeted bonus amounts vary among portfolio managers based on the experience level and responsibilities of the portfolio manager. Bonus compensation is based upon the performance of the investment strategy for which the portfolio manager is responsible and the role the portfolio manager plays in that performance, plus the value to the firm that the strategy the portfolio manager has provided. Value to the firm is related to the assets under management that employ the portfolio manager’s strategy as well as the part that success and the portfolio manager personally play in overall firm success. Portfolio managers who are partners receive quarterly bonus compensation based upon the overall revenue generated by the products for which they are responsible.

•	Equity Payments. Portfolio managers who are partners of Columbus Circle receive quarterly distributions based upon their equity ownership share and firm profitability. Columbus Circle believes this structure allows the firm to retain highly qualified portfolio managers, as it provides the opportunity to share directly in the success of the business.
Each portfolio manager is eligible to participate in a competitive benefits package including health and retirement benefits (in the form of a 401(k) plan), which are available to all Columbus Circle employees.
D.G. Capital
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Growth Fund

Manu Daftary			*	*	*	*

*	[•] Other Pooled Investment Vehicles with total assets of $[•] million and four Other Accounts with assets together totaling $[•] million have advisory fees based on the performance of the account.
Potential Conflicts of Interest
D.G. Capital manages multiple accounts that have different investment objectives, policies and other investment considerations. These multiple accounts include, among others, mutual funds, separate accounts and commingled accounts. It is the practice of D.G. Capital to allocate investment opportunities across all client portfolios that have a particular investment strategy on a pro rata basis based on the above mentioned investment objectives, policies and other investment considerations. Other methods of allocation that are fair and equitable to participating clients may be used when a pro rata allocation is deemed to be less appropriate. These other methods of allocation may be used when the transaction size is too limited to be effectively allocated pro rata among all eligible client accounts. D.G. Capital will allocate such limited securities pursuant to an equitable rotation basis.
D.G. Capital has adopted brokerage policies and procedures to address any potential conflicts associated with managing multiple accounts for multiple clients. In placing orders for the purchase and sale of securities and selecting brokers to effect these transactions, D.G. Capital seeks prompt execution of orders at the most favorable prices reasonably obtainable. In seeking best execution, the determinative factor is not the lowest possible cost, but whether the transaction represents the best qualitative execution, taking into consideration the full range of a broker-dealer’s services, including, but not limited to a broker’s trading expertise, infrastructure, ability to minimize total trading costs while maintaining its financial health, ability to provide research and execution services, and ability to provide services to accommodate special transaction needs.
D.G. Capital utilizes soft dollar credits as payment for research and statistical information that qualify for the “safe harbor” provided by Section 28(e). Where more than one broker-dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction, D.G. Capital may select a broker-dealer that furnishes research services. When consistent with the best execution policies described above, D.G. Capital may establish arrangements with a broker-dealer to effect transactions and allocate a portion of the commission to a pool of soft dollar credits from which the broker-dealer will pay third-party research preparers.
D.G. Capital is committed to fostering an environment where all employees are aware of their responsibilities and obligations to act with integrity and at all times in the best interest of its clients.
D.G. Capital has adopted a Code of Ethics and Policy on Personal Trading and Related Activities concerning trading by its employees that is designed to detect and prevent potential conflicts of interest between the firm and its clients. All employees of the firm are required to submit initial and annual holdings reports, quarterly transaction reports and copies of brokerage account statements. Employees must obtain preclearance to trade in covered securities as well as comply with any blackout periods, restrictions on receipt of gifts or entering into outside employment, prohibitions on short term trading, late trading, market timing or excessive trading and other restrictions set forth in the Code. In addition, employees must refrain from trading in securities of public companies while in possession of material inside information and acknowledge annually that they have read and understand the terms of the Code of Ethics.
Compensation of Portfolio Managers
Mr. Daftary, as the owner of D.G. Capital, receives a monthly base salary and, at the end of each fiscal year, receives the net profits of the firm after the payment of all expenses, including bonus payments.

FMI
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets			Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number		(in millions)
Growth & Income Fund

Ted Kellner					*	*

Patrick English					*	*

John Brandser					*	*

**	Fiduciary Management has [•] small cap client portfolio that has a performance based fee schedule. The portfolio value as of 12/31/09 was $[•] million.
Potential Conflicts of Interest
FMI is also responsible for managing other portfolio accounts. The side-by-side management of the Fund and other accounts may raise potential conflicts of interest in areas such as allocation of aggregated trades. All security purchase and sell decisions are approved by the firm’s investment committee, which consists of the firm’s investment professionals. Those decisions are then implemented and allocated across all of the firm’s client portfolios in an equitable manner. There may be occasions when a trade order is unable to be filled across all client portfolios. FMI has developed policies and procedures that are designed to mitigate any conflicts of interest in these situations.
Compensation of Portfolio Managers
The following outlines the compensation paid to each investment committee member as of December 31, 2009.

	Form of	Source of
Name	Compensation	Compensation	Compensation Methods
Ted Kellner Patrick English John Brandser	Salary and Bonus	FMI	Salary and bonus are based upon the revenues of FMI. The type of portfolio and the source of revenues have no bearing on the portfolio managers’ salary or bonus, except insofar as they affect the revenues of FMI.
GlobeFlex
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
International Fund

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Robert Anslow					*	*

*	[•] of these accounts with aggregate assets of $[•] million have advisory fees based on account performance.
Potential Conflicts of Interest
GlobeFlex does not believe that any material conflicts of interest may arise in connection with the management of the Fund and its other accounts. All accounts are managed as a team, utilizing a systematic process. All accounts with the same strategy hold the same securities at the same proportionate weightings, subject to client constraints and cash flows. All accounts are managed the same whether GlobeFlex is compensated using an asset-based fee or a performance-based fee. Lastly, all trades are blocked and allocated pro rata among accounts. GlobeFlex has adopted policies and procedures that are designed to ensure that all clients are treated fairly.
Compensation of Portfolio Managers
The GlobeFlex investment team is compensated by fixed base salary and an annual performance bonus linked to both qualitative and quantitative measures. Factors considered include overall performance of all GlobeFlex equity strategies relative to appropriate peer groups and benchmarks over one and three year periods, as well as contribution to the original research effort, and general value-added to its team. Members of the investment team who are also GlobeFlex partners receive equity distributions based on firm-wide profits. Performance is measured on a pre-tax basis and all forms of compensation are in cash. In addition, portfolio managers participate in all other group benefits offered to all GlobeFlex employees, such as retirement and health plans. GlobeFlex personnel do not receive different or special compensation with respect to the Fund.
LMCM
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in billions)	Number	(in millions)	Number	(in billions)
Growth Fund

Robert Hagstrom

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Aggressive Opportunities Fund

Sam Peters
Potential Conflicts of Interest
Each portfolio manager has day-to-day management responsibility for multiple accounts, which may include mutual funds, separately managed advisory accounts, commingled trust accounts,

offshore funds, and insurance company separate accounts. The management of multiple accounts by the portfolio manager may create the potential for conflicts to arise. For example, even though all accounts in the same investment style are managed similarly, the portfolio manager makes investment decisions for each account based on the investment guidelines, cash flows, and other factors that the manager believes are applicable to that account. Consequently, the portfolio manager may purchase (or sell) the same security for multiple accounts at different times. A portfolio manager may also manage accounts whose style, objectives, and policies differ from those of the Fund. Trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, that sale could cause the market price of the security to decrease, while the Fund maintained its position in the security. A potential conflict may also arise when a portfolio manager is responsible for accounts that have different advisory fees — the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities of limited availability. This conflict may be heightened where an account is subject to a performance-based fee. A portfolio manager’s personal investing may also give rise to potential conflicts of interest. LMCM has adopted brokerage, trade allocation, personal investing and other policies and procedures that it believes are reasonably designed to address the potential conflicts of interest described above.
Compensation of Portfolio Managers
The portfolio managers are paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the annual performance of the portfolio manager’s accounts relative to the benchmark, the portfolio manager’s performance over various other time periods, the total value of the assets managed by the portfolio manager, the portfolio manager’s contribution to LMCM’s research process, the profitability of LMCM and the portfolio manager’s contribution to profitability, and trends in industry compensation levels and practices.
The portfolio managers are also eligible to receive stock options from Legg Mason, Inc. based upon an assessment of each portfolio manager’s contribution to the success of the company, as well as employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason, Inc. 401(k) program, and participation in other Legg Mason, Inc. deferred compensation plans.

Mellon Capital Management
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Asset Allocation Fund*
Helen Potter	*	*	*	*	*	*
James Stavena	*	*	*	*	*	*

*	Number of accounts where advisory fee is based on account performance: [•] registered investment company with total assets of $[•] million; [•] other pooled investment vehicles with total assets of $[•] million and [•] other accounts with total assets of $[•] million.

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Core Bond Index Fund
Dave Kwan			*	*	*	*
Lowell Bennett			*	*	*	*

*	Number of accounts where advisory fee is based on account performance: [•] registered investment company with total assets of $[•] million, [•] other pooled investment vehicles with total assets of $[•] million and [•] other accounts with total assets of $[•] million.

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
500 Stock Index, Broad Market Index, Mid/Small Company Index and Overseas Equity Index Funds
Richard Brown
Karen Wong
Thomas J. Durante

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Diversifying Strategies Fund
Helen Potter	*	*	*	*	*	*
Vassilis Dagioglu	*	*	*	*	*	*
James H. Stavena	*	*	*	*	*	*

*	Number of accounts where advisory fee is based on account performance: [•] registered investment company with total assets of $[•] million; [•] other pooled investment vehicles with total assets of $[•] million and [•] other accounts with total assets of $[•] million.

Potential Conflicts of Interest
Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the Funds. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact a Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining a portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Compensation of Portfolio Managers and Other Accounts Managed”). In addition, Mellon Capital Management’s current trading practices do not allow Mellon Capital Management to intentionally favor one portfolio over another as trades are executed as trade orders are received. Portfolios’ rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market on close.
Compensation of Portfolio Managers
The primary objectives of Mellon Capital Management’s compensation plans are to:
•	Motivate and reward continued growth and profitability

•	Attract and retain high-performing individuals critical to the on-going success of Mellon Capital Management

•	Motivate and reward strong business/investment performance

•	Create an ownership mentality for all employees
The investment professionals’ cash compensation is comprised primarily of a market-based base salary and (variable) incentives (annual and long term). An investment professional’s base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Management Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital Management profitability. Therefore, all bonus awards are based initially on Mellon Capital Management’s financial performance. The employees are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-

established for each individual, expressed as a percentage of base salary (“target awards”). These targets are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed. Awards are paid in cash on an annual basis.
All key staff of Mellon Capital Management are also eligible to participate in the Mellon Capital Management Long Term Incentive Plan. These positions have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. In addition, the participants have demonstrated a long-term performance track record and have the potential for a continued leadership role. This plan provides for an annual award, payable in cash after a three-year cliff vesting period. The value of the award increases during the vesting period based upon the growth in Mellon Capital Management’s net income.
Mellon Capital Management’s portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.
Mondrian
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
International Fund
Elizabeth Desmond
Nigel Bliss
Potential Conflicts of Interests
Mondrian believes that there are not any material conflicts of interest that may arise in its management of Fund assets that have been allocated to it, and of any other accounts managed with similar investment guidelines. Mondrian acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that Mondrian believes can arise in the course of its investment management business activities, together with a summary of Mondrian’s policy in that area:
Allocation of aggregated trades
Mondrian may from time to time aggregate trades for a number of its clients. Mondrian’s policy requires that all allocations of aggregated trades must be fair among clients. Transactions involving commingled orders are allocated in a manner Mondrian deems equitable to each account. When a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the broker/dealer. When a trade can be allocated in a cost efficient manner to Mondrian’s clients, it will be prorated across all participating accounts. Mondrian may randomly allocate purchases or sales among participating accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner. In performing random allocations, Mondrian will consider consistency of strategy implementation among participating accounts.
Allocation of investment opportunities
Mondrian is an investment manager of multiple client portfolios. Mondrian must ensure that investment opportunities are allocated fairly among clients. Mondrian also states that there is a potential risk that Mondrian may favor one client over another client in making allocations of investment opportunities. Mondrian makes security selection decisions at committee level. Those securities identified as investment opportunities are added to a list of approved securities; portfolios will hold only such approved securities. All portfolios governed by the same or a similar mandate will be structured similarly (that is, will hold the same or comparable stocks), and will exhibit similar characteristics. Sale and purchase opportunities identified at regular investment committee meetings will be applied to portfolios across the board, subject to the requirements of individual client mandates. See also “Side-by-side management of hedge funds” below.
Allocation of IPO opportunities
Mondrian believes that Initial Public Offerings (“IPOs”) present a potential conflict of interest when they are priced at a discount to the anticipated secondary market price and the issuer has restricted or scaled back its allocation due to market demand. In such instances, the IPO allocation could be divided among a small select group of clients with others not receiving the allocation they would otherwise be entitled to. Mondrian clients with relevant mandates are given an equal opportunity, proportionate to the size of their portfolio, to participate in IPO trades. All IPO purchases are allocated on a strict pro-rata basis.
Dealing in investments as principal in connection with the provision of seed capital
Mondrian believes that a conflict of interest exists when a portfolio management firm manages its own money alongside client money. Mondrian generally does not trade for its own account. However, Mondrian affiliates have provided the seed capital to certain investment vehicles that have been established by Mondrian group entities. Mondrian serves as the investment manager to these investment vehicles. Mondrian operates dealing policies designed to ensure the fair and equal treatment of all clients, e.g., the allocation of aggregated trades among clients. Mondrian states that these policies ensure that any portfolios in which Mondrian has an investment interest do not receive favorable treatment relative to other client portfolios.
Directorships and external arrangements
Certain of Mondrian’s staff may hold positions in external organizations. Mondrian believes that there is a potential risk that Mondrian personnel may place their own interests (resulting from outside employment / directorships) ahead of the interests of Mondrian clients. Before accepting an executive or non-executive directorship or any other appointment in another company, employees, including executive directors, must obtain the prior approval of Mondrian’s Chief Executive Officer (“CEO”). Mondrian’s Chief Compliance Officer (“CCO”) must also be informed of all such appointments and changes. Mondrian states that its CEO and CCO will only permit appointments that would not present a conflict of interest with the individual’s responsibilities to Mondrian clients.
Dual agency
Mondrian believes that “dual agency” (also known as Cross Trading) concerns those transactions where Mondrian may act as agent for both the buyer and seller. Mondrian believes that in such circumstances, there is a potential conflict of interest as it may be possible to favor one client over another when establishing the execution price and/or commission rate. Mondrian may act as agent for both buying and selling parties with respect to transactions in investments. If Mondrian proposes to act in such capacity, Mondrian’s portfolio manager will first obtain approval from the Mondrian’s CCO. Mondrian states that its CCO has an obligation to ensure that both parties are treated fairly in any such trade.
Employee personal account dealing
Mondrian believes that there are a number of potential conflicts when staff of an investment firm engage in buying and selling securities for their personal account. Mondrian states that it has arrangements in place to ensure that none of its directors, officers or employees (or persons connected to them by way of a business or domestic relationship) effects any transaction for their own account which conflicts with client interests. Mondrian’s rules which govern personal account dealing and general ethical standards are set out in Mondrian’s Code of Ethics.
Gifts and entertainment (received)
Mondrian has indicated that in the normal course of its business, Mondrian employees may receive gifts and entertainment from third parties, e.g., brokers and other service providers and that this results in a potential conflict of interest when selecting third parties to provide services to Mondrian and its clients. Mondrian has a policy which requires that gifts and entertainment received are reported to Mondrian’s CCO (any items in excess of £100 require pre-approval). All gifts and entertainment are reviewed by Mondrian to ensure that they are not inappropriate and that Mondrian staff have not been unduly influenced by them.
Gifts and entertainment (given)
In addition, Mondrian states that in the normal course of business, its employees may provide gifts and entertainment to third parties. Mondrian believes that excessively lavish gifts and entertainment would be inappropriate. Mondrian has a policy which requires that any gifts and entertainment provided are reported to Mondrian’s CCO (any items in excess of £200 require pre-approval). All gifts and entertainment are reviewed by Mondrian to ensure that they are not inappropriate and that Mondrian staff have not attempted to obtain undue influence from them.
Performance fees
Mondrian believes that where an investment firm has clients with a performance fee arrangement, there is a risk that those clients could be favored over clients without performance fees. Mondrian charges fees as a proportion of assets under management. In a very limited number of situations, in addition to this fee basis, certain accounts also include a performance fee. Mondrian believes that the potential conflict of interest arising from these fee arrangements is addressed by Mondrian’s procedures for the allocation of aggregated trades among clients. Mondrian states that it allocates investment opportunities among its clients totally independently of fee arrangements.

Side-by-side management of hedge funds
Mondrian believes that where an investment manager has responsibility for managing long only portfolios alongside portfolios that can take short positions, there is potential for a conflict of interest to arise between the two types of portfolios. Mondrian acts as investment manager for certain hedge funds. Some of these hedge funds are permitted to take short positions and are also permitted to invest in some or all of the same securities that Mondrian manages for other clients. Mondrian is satisfied that the investment styles of these different products significantly reduce the likelihood of a conflict of interest arising. However, Mondrian states that it has a number of policies and procedures in place that are designed to ensure that any potential conflicts are correctly managed and monitored so that all clients are treated fairly.
Soft dollar arrangements
Mondrian has indicated that it may use client funds to pay brokerage commissions for the execution of transactions in the client’s portfolio. As part of that execution service, brokers generally provide proprietary research to their clients as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; and providing information on economic factors and trends. Mondrian states that it may use this proprietary research in connection with its investment decision-making process with respect to one or more accounts managed by it, and it may or may not be used, or used exclusively, with respect to the account generating the brokerage. With the exception of the receipt of proprietary research, Mondrian states that it has no other soft dollar or commission sharing arrangements in place with brokers.
Compensation of Portfolio Managers
Mondrian compensates its portfolio managers as follows:
1.	Competitive Salary - All portfolio managers are remunerated with a competitive base salary.

2.	Profit Sharing Bonus Pool - All Mondrian portfolio managers qualify for participation in an annual profit sharing pool determined by the firm’s profitability (approximately 30% of profits).

3.	Equity Ownership - Mondrian is ultimately controlled by a partnership of senior management and private equity funds sponsored by Hellman & Friedman, LLC, an independent private equity firm.
Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing. As an individual’s ability to influence these factors depends on that individual’s position and seniority within the firm, so the allocation of participation in these programs will reflect this.
Mondrian’s investment professionals are primarily assessed on their contribution to the team’s effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

Compensation Committee
In determining the amount of bonuses and equity awarded, Mondrian’s Board of Directors consults with the firm’s Compensation Committee, which will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.
Defined Contribution Pension Plan
All portfolio managers are members of the Mondrian defined contribution pension plan under which Mondrian pays a regular monthly contribution and members may pay additional voluntary contributions if they wish. The pension plan is governed by trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the pension plan provides death benefits for death in service and a spouse’s or dependant’s pension may also be payable.
Payden & Rygel
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Low Duration Bond Fund
Brian W. Matthews
Mary Beth Syal

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Discovery Fund
Asha B. Joshi
Brian W. Matthews

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Diversifying Strategies Fund
Mary Beth Syal
Brian W. Matthews
Potential Conflicts of Interest
As a fiduciary, Payden & Rygel has an affirmative duty of care, loyalty, honesty and good faith to act in the best interests of its clients. Compliance with this duty can be achieved by trying to avoid conflicts of interest and by fully disclosing all material facts concerning any conflict that does arise with respect to any client.
Conflicts Among Client Accounts: Conflicts of interest may arise where Payden & Rygel or its employees have reason to favor the interests of one client over another (e.g., larger accounts over smaller accounts, or accounts compensated by performance fees over accounts not so compensated). In such a situation, Payden & Rygel and its employees are specifically prohibited from engaging in any inappropriate favoritism of one client over another client that would constitute a breach of fiduciary duty.
Client Accounts: Trade Allocation/Aggregation Policy. To maintain efficient trading operations and to ensure that its clients enjoy the benefits of such efficient operations, Payden & Rygel often trades securities in large dollar amounts, which are then allocated in smaller amounts among several client accounts. Clients generally benefit from this process because these “block trades” are transacted at a price that may not be available in smaller size trades. Whether allocating block trades among client accounts, or allocating investment opportunities (e.g., allocation of opportunities to invest in initial public offerings or other new issues), or determining how to aggregate equitably trades for two or more clients, Payden & Rygel’s goal and procedures are the same in each case. It seeks to treat similar client portfolios with similar investment strategies fairly with no client receiving preferential treatment over another client. Thus, when purchasing a security that is suitable for more than one client account with similar investment strategies, the basic procedure of the Payden & Rygel’s traders is to allocate the purchase of the security on a pro rata basis across all such accounts. By the same token, when selling a partial amount of a security held by many accounts, the Payden & Rygel’s basic procedure is to allocate the sale of the security on a pro rata basis across all such accounts.
Compensation of Portfolio Managers
In addition to highly competitive base salaries, each employee receives annual cash bonuses based on merit and corporate profitability. Bonuses are extended to all members of the firm.
Key personnel receive either a deferred compensation plan or equity ownership in the company. Incentive compensation is based partially on individual performance and partially on the firm’s performance. Bonuses are not based on asset growth or returns. The percentage of compensation, which is base salary plus bonus, or equity incentives, varies between individual investment professionals.
Payden & Rygel does not compensate directly on performance of individual portfolios, business brought in or any other specific measure. Cash bonuses are determined on overall contribution and are subjective. We believe that basing compensation on specific measures such as investment performance can at times create conflicts of interest.

PIMCO
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Inflation Protected Securities Fund
Mihir Worah					*	*

*	[•] of these accounts with aggregate assets of $[•] million have an advisory fee based upon the performance of the account.
Conflicts of Interest
From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the funds, track the same index a fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the funds. The other accounts might also have different investment objectives or strategies than the funds.
Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a fund. Because of their positions with the funds, the portfolio managers know the size, timing and possible market impact of a fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a fund.
Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.
Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the funds and certain pooled investment vehicles, including investment opportunity allocation issues.
Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the funds and such other accounts on a fair and equitable basis over time.

Portfolio Manager Compensation
PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.
Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.
In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:
•	3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any fund or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.
Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.
Key employees of PIMCO, including certain Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan. The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five. Upon vesting, the options will convert into PIMCO M Units, which are non-voting common equity of PIMCO. M Units pay out quarterly distributions equal to a pro-rata share of PIMCO’s net profits. There is no assured liquidity and they may remain outstanding perpetually.
Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors.
Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.
Shenkman
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Mark R. Shenkman			*	*	*	*
Raymond F. Condon

*	Number of accounts where advisory fee is based on account performance: [•] other pooled investment vehicles with total assets of $[•] million and [•] other accounts with total assets of $[•] million.
Potential Conflicts of Interest
Shenkman states that in addition to separate accounts, it also serves as investment adviser to commingled investment vehicles, including one hedge fund. Shenkman states that its commingled vehicles are managed identically to Shenkman’s other separate accounts, subject to differences in relevant investment strategies, guidelines and restrictions. Shenkman states that its Identification of

Conflicts of Interest Policy is used to identify and resolve conflicts between client accounts, including the commingled funds.
Furthermore, Shenkman states that it maintains a trade allocation policy which calls for the allocation of investment opportunities among client accounts with similar investment objectives fairly over time while attempting to maintain minimum dispersion of returns. According to Shenkman, one of its hedge funds is managed differently than the investment strategy that Shenkman employs on behalf of its long-only portfolios. Shenkman states that there are limited circumstances under which it would be executing “side by side” trades for the hedge fund and the long only portfolios and that, to the extent the firm did execute such a trade, Shenkman would implement its trade allocation policy.
Shenkman believes that if it effects cross transactions between clients, even in situations in which it believes there is no disadvantage to its clients, such transactions may nonetheless create an inherent conflict of interest because Shenkman has a duty to obtain the most favorable price for both the selling client and the purchasing client. Shenkman states that when engaging in cross transactions, it will ensure that all parties to the transaction receive at least as favorable a price as would be received if the transaction were executed on the open market.
Shenkman states that from time to time, it may be appropriate for Shenkman to aggregate client orders for the purchase or sale of securities. According to Shenkman, it engages in this practice to achieve more favorable execution prices for clients by buying and selling securities in greater quantities. Shenkman states that in aggregating client orders for securities, including any orders placed for private investment vehicles, it will ensure that no investment advisory client will be favored over any other investment advisory client; and each client that participates in an aggregated order shall participate on an average price basis for Shenkman’s transactions in that security on a relevant day and transaction costs (if any) shall be shared pro rata based on each client’s participation in the transaction.
Shenkman believes that if it charges performance fees on any client accounts and shares those fees with the portfolio managers, such portfolio managers may be inclined to take investment risks for client accounts that are outside the scope of such client’s investment objectives and strategy. Shenkman states that it maintains procedures to review the holdings of each account periodically to assure that all securities in the account comply with the investment and risk parameters of such account. According to Shenkman, if it charges a performance fee on accounts that receive “new issues,” Shenkman may have a potential conflict of interest in allocating new issues to these accounts. Shenkman states that it maintains an allocation policy and the Compliance Officer reviews allocations of new issues periodically to ensure that they are being allocated among all eligible accounts in an equitable manner.
Compensation of Portfolio Managers
Shenkman states that its portfolio managers represent the majority of the firm’s senior management, and that their compensation is not formally tied to a specific list of criteria. According to Shenkman, they are compensated based on their ability to implement the firm’s investment strategy, their ability to effectively perform their respective managerial functions, the overall investment performance of the firm, as well as the firm’s growth and profitability.

Southeastern
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets			Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number		(in millions)
Equity Income and Aggressive Opportunities Funds
O. Mason Hawkins			*	*	*	*	*	*
G. Staley Cates			*	*	*	*	*	*

*	[•] of these accounts with assets of $[•] million has an advisory fee based upon the performance of the account.

**	[•] of these accounts with aggregate assets of $[•] million have an advisory fee based upon the performance of the account.
Potential Conflicts of Interest
Conflicts of interest could arise in connection with managing the Funds’ accounts side by side with Southeastern’s other account clients (the “Other Accounts”). Southeastern’s Other Accounts include domestic, global, international, small-cap and balanced mandates, and investment opportunities may be appropriate for more than one category of account. Southeastern has developed allocation principles designed to ensure that no account or fund is systematically given preferential treatment over time, and Southeastern’s compliance personnel routinely monitor allocations for consistency with these principles, as well as any evidence of conflict of interest. Performance fee accounts referenced in the chart above are subject to the same allocation principles and the same compliance review. Regarding the potential conflict of interest presented by performance fee accounts, Southeastern does not view this potential conflict as material, since performance fee accounts were less than [•]% of Southeastern’s total assets under management at December 31, 2009. Much more material is the ownership Southeastern’s personnel have in each of the Longleaf Partners Funds, a mutual fund family for which Southeastern serves as lead manager. Longleaf’s portfolios are managed under the same allocation principles and compliance reviews as all other accounts, however, and should receive equal treatment.
Compensation of Portfolio Managers
Portfolio manager compensation at December 31, 2009 included the following: competitive salary (comparable to investment firms elsewhere); and bonus based on contribution to the firm over the year. Contribution to the firm includes: how investment ideas generated by the manager performed both in price and value growth; how the other Southeastern accounts performed as measured against inflation plus 10%; and how the overall firm performed.
STW
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/		Total Assets		Total Assets		Total Assets
Portfolio Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Low Duration Bond Fund
William H. Williams

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/		Total Assets		Total Assets		Total Assets
Portfolio Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Edward H. Jewett
Richard A. Rezek, Jr., CFA
Andrew B.J. Chorlton, CFA
John Barclay Rodgers, CFA
Neil G. Sutherland, CFA
The number of accounts provided represents STW clients rather than each portfolio. Many of STW’s clients have more than one portfolio.
Potential Conflicts of Interest
As an investment adviser and fiduciary, STW owes its clients an undivided duty of loyalty. STW recognizes that conflicts of interest are inherent in their business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the areas of employee personal trading, managing multiple accounts for multiple clients, and allocating investment opportunities. It is STW’s policy to: (1) identify material conflicts between its interests and those of its clients; (2) address at an appropriate level and mitigate to the extent possible all material conflicts of interest; and (3) fully and fairly disclose any material conflicts of interest to clients.
The Portfolio Management Team’s management of other accounts may give rise to conflicts of interest in connection with their management of the Fund’s investments. STW believes that these risks are appropriately mitigated by the fact that accounts with like investment strategies are generally managed in a similar fashion, subject to certain exceptions and investment restrictions imposed by a client. STW’s objective in allocating trades is to do so in a way that allows the Portfolio Management Team to construct portfolios that reflect STW’s consideration of relative values, client guidelines and objectives and STW policy. STW allocates trades as equitably as is practical among client portfolios. While the allocation process is by necessity somewhat subjective, there are portfolio characteristics and security features that are regularly considered by STW to aid in promoting consistency and fairness. While the securities owned in each portfolio are not necessarily the same from client to client, the structure of each portfolio is analogous. Prior to executing aggregated block trades, the Portfolio Management Team considers which portfolios are eligible and appropriate to participate in the transaction and whether the accounts are constrained by specific guidelines or restrictions. STW aggregates transactions when it believes that aggregation is consistent with its duty to seek best execution for clients.
Compensation of Portfolio Managers
Compensation is not fixed. STW employees do not receive investment performance-based incentive compensation. Compensation is not based on the value of assets held in client portfolios. All portfolio managers receive a salary, fringe benefits, including a 401(k) defined contribution plan and a discretionary year-end bonus tied to personal performance. Additionally, portfolio managers who are also principals may participate in an additional bonus compensation plan (phantom stock) tied to the firm’s profits.

Systematic
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/		Total Assets		Total Assets		Total Assets
Portfolio Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Select Value Fund
Ronald Mushock
Kevin McCreesh					*	*

*	[•] account with assets of $[•] million has an advisory fee based upon the performance of the account.
Potential Conflicts of Interest
Systematic is majority owned by Affiliated Managers Group (“AMG”), a publicly traded company, which invests in mid-sized asset management firms. Neither AMG nor any of their other affiliates formulate advice for Systematic’s clients and do not, in Systematic’s view, present any potential conflict of interest with Systematic’s clients. Portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicle and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades. However, Systematic has a variety of internal controls in place that are reasonably designed to detect such conflicts and protect the interest of its clients.
Conflicts of interest, including employee personal securities trading, security selection, proxy voting and security allocation, those more material in nature, may arise as a result of providing advisory services to a diverse group of clients invested in various strategies. To mitigate such potential conflicts and harm to Systematic’s clients, Systematic has adopted policies and procedures, including but not limited to, its Code of Ethics, which addresses personal securities trading, Proxy Voting and Trade Error Policies designed to prevent and detect conflicts when they occur . Systematic reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interest of its clients. A portfolio manager may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both the Select Value Fund and other accounts Systematic manages.
Compensation of Portfolio Managers
Ron Mushock and Kevin McCreesh are limited partners of the firm and co-Portfolio managers for the strategy. Their compensation consists of a combination of a fixed base salary, and a share of Systematic’s profits based upon each Partner’s respective individual ownership position in Systematic. Although total compensation is influenced by Systematic’s overall profitability and therefore is based in part on the aggregate performance of all of Systematic’s portfolios, including the Select Value Fund, compensation is not based on performance of the Fund individually. The

Partners are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees. The portfolio managers are not compensated based solely on the performance of, or the value of assets held in the Select Value Fund or any other individual portfolio managed by Systematic.
T. Rowe Price
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Equity Income Fund
Brian C. Rogers
Growth & Income Fund
Larry J. Puglia
Aggressive Opportunities Fund
John H. Laporte
Potential Conflicts of Interest
Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds, and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager’s Compensation” section, T. Rowe Price’s portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.
Compensation of Portfolio Managers
Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in certain investment partnerships. Compensation is variable and is determined based on the following factors.
Investment performance over one-, three-, five-, and ten-year periods is the most important input. T. Rowe Price evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.
Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.
Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring its younger analysts, and being good corporate citizens are important components of its long term success and are highly valued.
All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.
This compensation structure is used for all portfolios managed by a portfolio manager.
TimesSquare
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets			Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number		(in millions)
Aggressive Opportunities Fund
Tony Rosenthal					*		*
Grant Babyak					*	*	* *

*     [•] accounts with aggregate assets of $[•] million have an advisory fee based upon the performance of the account.
*     [•] accounts with aggregate assets of $[•] million have an advisory fee based upon the performance of the account.
Potential Conflicts of Interest
TimesSquare is committed to ensuring that first and foremost any conflicts of interest, whether actual or apparent, are avoided. Towards that aim, TimesSquare implemented and continues to maintain a compliance program that includes written policies and procedures that address reasonably foreseeable potential areas of conflict. TimesSquare has designated a Chief Compliance Officer and provided the resources and support required to ensure that the compliance program remains effective. The following highlights of TimesSquare’s compliance program are critical in the firm’s avoidance of conflicts of interest.

Code of Ethics — Personal Trading Conflicts:
As a relatively small entity, TimeSquare treats all personnel as “Access Persons.” All personnel are required to follow the Access Person rules as described in detail in its compliance policies and procedures, including preclearance and holdings declarations. To ensure that TimesSquare avoids conflicts of interests its compliance department prohibits individual stock transactions in issues less than $15 billion in market capitalization or in any stock that is held in any portfolios managed by TimesSquare. The $15 billion limitation is extremely effective in avoiding conflicts since TimesSquare only manages investment portfolios with small to mid cap market mandates and thus rarely purchase securities with a market cap above $15 billion for clients.
TimesSquare’s Code of Ethics and Compliance Manual also contain a gift policy that restricts the giving and receiving of gifts by employees.
Investment Opportunity Conflicts:
Portfolio managers for all advised accounts have equal access to all suitable transactions, consistent with TimesSquare’s policy of treating all client accounts in a manner that is fair and equitable over time. Requests for publicly traded securities may be filled by TimesSquare’s trading desk in the order in which they are received, but are generally aggregated for advised accounts (including affiliated accounts). Such aggregation is appropriate, in TimesSquare’s judgment, for the purpose of achieving best execution, and all participating accounts benefit equally from any reduced price or transaction costs. Except as directed by clients, TimesSquare and its related advisers use a proportional allocation system in the case of aggregated trades where not enough securities are available to satisfy all accounts’ requests. In the event that this pro rata procedure results in an allocation that is not consistent with the portfolio’s relative sizes, sector allocations, diversification, and/or cash positions, as determined by the portfolio manager, then the portfolio manager may change the allocation.
Such aggregation does not always include “program trades” for actively managed equity accounts. Program trades are defined by TimesSquare as trades of more than one security that are periodically required to rebalance portfolios. Program trades also include groups of trades required to establish desired initial portfolios for new accounts. Program trades are executed through specific program trading firms selected by TimesSquare’s active equity trading desk.
TimesSquare’s trading desk delegates the execution and management of program trades to the program trading firms, subject to review for best execution. In the opinion of TimesSquare, it is not always advantageous to aggregate program trades with non-program trading activity.
Decisions to aggregate/not aggregate program trades with non-program trades are made on a case-by-case basis taking into consideration, for example, liquidity of securities involved, price limits on orders and the size of the program trade(s) as compared to non-program trades.
Where the actual allocation of new mid cap growth equity issues is significantly lower than that requested, using the original intended allocation proportions may result in allocations to portfolios that are not meaningful. In those situations, the portfolio manager may allocate the securities received to significantly fewer portfolios than originally intended. Those portfolios chosen to receive the smaller allocations are selected non-systematically based on a combination of portfolio performance, size, cash position, sector allocations, number of positions in the portfolio, diversification among similar companies, and minimization of custodian transaction costs to the client. While the intention is to over time allocate similar proportional amounts to all portfolios, using this methodology the largest accounts are unlikely to receive small allocations and over time may not receive similar proportional amounts. On a quarterly basis, portfolio managers and compliance personnel monitor the proportional amounts allocated to all portfolios and the dispersion of performance for all accounts, for the last rolling twelve month period. The objective of the reviews is to evaluate dispersion of performance and relative allocations, if any, and to determine if future allocations of IPOs and secondary offerings should be adjusted.
Proxy Voting Conflicts:
TimesSquare has developed pre-determined proxy voting guidelines that are executed by an independent, third party proxy voting service – RiskMetrics Group. The pre-determined guidelines are developed through consultation with equity analysts and portfolio managers, and are reviewed and approved annually by TimesSquare’s Proxy Voting Committee.
To address potential material conflicts of interest between the interests of TimesSquare and its clients, TimesSquare adheres to the pre-determined proxy voting guidelines that are approved by the Proxy Voting Committee. Proposals to vote in a manner inconsistent with the pre-determined guidelines must be approved by the Proxy Voting Committee.
Taking into consideration all pertinent factors, the proxy voting guidelines have been developed to protect/improve shareholder value through protection of shareholder rights, and prevention of excessive and unwarranted compensation for companies’ directors, management, and employees.
TimesSquare’s compliance personnel are responsible for ensuring that all proxies are voted in a manner consistent with policy and procedures, required records are maintained, and, as requested, reports provided to clients.
While TimesSquare does not anticipate material conflicts of interest arising in the proxy voting area, in the event that a conflict did arise, such conflict would be handled in accordance with its Proxy Voting Policies.
Conflict Management:
To date, TimesSquare does not believe that it has been faced with a material conflict of interest. However, in the event that a conflict did arise, the firm would follow its written policies in that particular area. As per the firm’s policies, the firm’s Chief Compliance Officer would be directly involved and charged with the management of the situation. The Chief Compliance Officer would engage senior management as necessary and enlist legal counsel towards reviewing the situation and determining the appropriate course of action to avoid and/or resolve the conflict. To the extent necessary, TimesSquare would also take corrective actions that were consistent with TimesSquare’s fiduciary duty and the best interests of its clients.
TimesSquare’s entire mid-cap growth team is bound by its compliance program that includes written policies and procedures that the firm believes address reasonably foreseeable potential areas of conflict.

Compensation of Portfolio Managers
TimesSquare’s compensation program rewards top performing portfolio managers and investment analysts, promotes retention of key personnel and provides senior leaders with an equity-based stake in the firm. The program is tied exclusively to client investment performance and financial results of the firm and its investment business. Moreover, the program is based on a series of clear metrics with investment performance, relative to the appropriate comparative universe and benchmark, carrying the greatest weighting for portfolio managers. Investment professionals’ compensation is comprised of the following three components: base salaries, an annual bonus plan and significant equity in the firm, as described below.
Base Salaries:
Base salaries for investment professionals are targeted at the upper end of relevant peer groups of other institutional investment managers. Based on recent research, the firm’s top performing employee compensation falls within the top decile of the industry. Studies of competitive investment management compensation practices and levels are routinely conducted to ensure that investment professionals are competitively paid. The firm adjusts base salaries when performance, market data, career path progression or position scope warrant an increase to encourage retention and development of top performers. For key investment decision makers, variable performance-driven elements, such as the annual bonus and equity in the firm, comprise the substantial majority of total compensation.
Annual Bonus Plan:
Bonuses for portfolio managers and investment analysts are determined primarily by investment performance using both manager-relative and benchmark-relative measures over multiple time horizons. Such performance is measured over 1 and 3 year time periods versus the Russell Midcap Growth Index. Performance is analyzed on a pre-tax basis.
Equity Ownership:
Senior investment professionals receive significant equity ownership in the firm, subject to a five year vesting period. Once vested, certain components with vested value are not immediately accessible to further encourage retention. Through this stake in the firm’s business, senior professionals benefit from client retention and prudent business management. Currently, substantially all of the firm’s investment professionals retain ownership.
Tukman Grossman
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Growth Fund

Dan Grossman

Melvin Tukman

Potential Conflicts of Interest
Tukman Grossman believes there are no material conflicts of interest between the Growth Fund and the other managed accounts. All accounts are managed under a single investment strategy. Security trades are generally allocated across all client accounts on a pro-rata basis in each client’s best interest.
Compensation of Portfolio Managers
Melvin Tukman and Dan Grossman are owners of Tukman Grossman. Their compensation consists of a fixed salary and a share of the firm-wide profits. In addition, they participate in the standard retirement benefits and health and welfare plans available to all Tukman Grossman employees.
Walter Scott
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
International Fund

Jane Henderson					*	*

Roy Leckie					*	*

*     [•] of these accounts with aggregate assets of $[•] million have advisory fees based on account performance.
Potential Conflicts of Interest
Walter Scott was founded in 1983 and has been run from the outset to avoid any conflicts of interest arising between the company and its clients. With regard to the conflicts inherent within an investment management firm, Walter Scott has developed various rules and procedures to manage these.
The first of these is that the firm does not trade on its own balance sheet nor does it charge any other fees to clients apart from the investment management fee. The firm tries to align its interests alongside the interests of its clients. Walter Scott has strict personal trading rules prohibiting members of staff from purchasing individual securities or in any collective investment vehicle where the firm acts as subadviser.
With regard to allocation of investment opportunities, the firm has a unique department called “Portfolio Implementation” which is charged with translating the company’s investment decisions into the structure of portfolios in line with client mandates and restrictions; Walter Scott does not assign a named portfolio manager to any individual fund. There is a formal meeting every quarter at which similarly mandated portfolios are reviewed not only from a performance standpoint but also with respect to their geographic and sectoral dispersion. “Dealing” (i.e., Trading) is a separate department and the firm maintains an authorized brokers list. Walter Scott has policies and procedures for fair and timely allocation of trades. Walter Scott has no soft commission arrangements for its own benefit nor does it cross stock between client accounts.

Walter Scott does not normally offer performance based fees but has acceded to requests for these fees from two U.S. and two European clients. Walter Scott has policies in place to ensure that these portfolios are treated in exactly the same way as all other accounts.
All aspects of the firm procedures are documented and inspected through a risk based monitoring program by risk and compliance department.
Compensation of Portfolio Managers
Walter Scott’s staff are paid competitive base salaries.
Everyone in the firm is eligible to participate in the firm’s annual profit share, which is a fixed percentage of the firm’s pre-incentive operating profits. In recent years every member of staff has participated. This is the sole source of incentive compensation. Investment, operations, compliance and client service staff are all focused upon the same goals of providing superior performance and service to clients. Success in these areas drives the firm’s profits and therefore the profit share.
For senior staff, the majority of annual compensation is the profit share. An element of this is deferred via a long-term incentive plan, largely invested in a long-term global equity fund where Walter Scott is the investment advisor. The remainder is awarded in The Bank of New York Mellon Corporation restricted stock.
WEDGE
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Paul VeZolles

Martin Robinson

John Norman
The advisory fee is not based on performance for any accounts managed by WEDGE.
Potential Conflicts of Interest
During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. WEDGE is therefore, forced to consider the possible personal conflicts that occur for an analyst and portfolio manager as well as those for the firm when a security is recommended for purchase or sale. When trading securities, WEDGE must address the issues surrounding the selection of brokers to execute trades considering the personal conflicts of the trader and the firm’s conflict to obtain best execution of client transactions versus offsetting the cost of research or selfishly enhancing its relationship with a broker/consultant for potential future gain. And finally, WEDGE must consider the implications that a limited supply or demand for a particular security poses on the allocation of that security across accounts. To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.
Compensation of Portfolio Managers
Incentive compensation plans have been structured to reward all professionals for their contribution to the growth and profitability of the firm. Compensation is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager. General Partners are compensated via a percentage of the firm’s net profitability following a peer review, which focuses on performance in their specific area of responsibility, as well as their contribution to the general management of the firm, and their importance to the firm in the future. Other investment professionals receive a competitive salary and bonus based on the firm’s investment and business success and their specific contribution to that record.
Wellington Management
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
Growth & Income Fund
Ian R. Link					*	*
Discovery Fund
Jamie A. Rome

*     This account has an advisory fee based upon the performance of the account.
Potential Conflicts of Interest
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Growth & Income Fund and the Discovery Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Portfolio Managers”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund. The Portfolio Managers make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.
A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the relevant Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
Compensation of Portfolio Managers
Wellington Management receives a fee based on the assets under management of the Growth & Income Fund and the Discovery Fund as set forth in a Management Agreement between Wellington Management and Vantagepoint Investment Advisers, LLC on behalf of the Growth & Income Fund and the Discovery Fund, respectively. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Growth & Income Fund and the Discovery Fund. The following information relates to the fiscal year ended December 31, 2009.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Portfolio Managers includes a base salary and incentive components. The base salary for Mr. Rome, who is a partner of Wellington Management, is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The base salary for Mr. Link is determined by his experience and performance in his role as a Portfolio Manager. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Manager’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Growth & Income Fund and the Discovery Fund managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Each Portfolio Manager’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Managers, including accounts with performance fees.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Rome is a partner of the firm.

Fund	Benchmark Index and/or Peer Group for Incentive Period
Growth & Income Fund	S&P 500 Index/Citigroup Value Index
Discovery Fund	Russell 2000 Index

Westfield
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles				Other Accounts
Fund/Portfolio		Total Assets			Total Assets				Total Assets
Manager(s)	Number	(in millions)	Number		(in millions)		Number		(in millions)
Growth Fund

William A. Muggia			*		*		*	**	*	**

Arthur J. Bauernfeind			*	*	*	*	*	**	*	**

Ethan J. Meyers			*	*	$270	**	*	**	*	**

Scott R. Emerman			*	*	$270	**	*	**	*	**

Matthew W. Strobeck			*	*	$270	**	*	**	*	**

*	The advisory fee for [•] of these accounts with total assets of $[•] million is based in part or fully on the performance of the accounts.

**	The advisory fee for [•] of these accounts with total assets of $[•] million is based in part on the performance of the account.

***	The advisory fee for [•] of these accounts with total assets of $[•] million is based in part on the performance of the accounts.
Potential Conflicts of Interest
Westfield seeks to identify areas of potential conflicts of interest resulting from managing both the Fund and other accounts. Westfield has adopted polices and procedures to address such potential conflicts.
The management of multiple funds and accounts may result in allocating unequal attention and time to the management of each fund and account if each has different objectives, benchmarks, time horizons, and fees as the investment committee must allocate their time and investment ideas across multiple funds and accounts. A conflict of interest can also arise between those portfolios that incorporate a performance fee and those that do not. From time to time, the same securities may be recommended for both types of accounts. If this is the case, the securities are allocated in a manner Westfield believes to be fair and equitable to all affected funds and accounts. Although Westfield seeks best execution for security transactions, a potential conflict can exist in determining which broker to use to execute transaction orders because Westfield may be limited by a client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. To fulfill our obligation to seek best execution, while satisfying client directed brokerage arrangements, Westfield may bundle directed broker orders with non-directed broker orders, and then utilize step out trades to satisfy the direction. If a client directed brokerage arrangement does not allow the use of step-out trades, such orders will typically go last. Furthermore, personal accounts may give rise to potential conflicts of interest; trading in personal accounts is regulated by the firm’s Code of Ethics.
Compensation of Portfolio Managers
Members of the Investment Committee may be eligible to receive various components of compensation:

•	Investment Committee members receive a base salary commensurate with industry standards. This salary is reviewed annually during the employee’s performance assessment.

•	Investment Committee members may be eligible to receive a performance based bonus award. This bonus award is determined and paid in December. The amount awarded is based on the employee’s individual performance attribution and overall contribution to the investment performance of Westfield.

•	Investment Committee members may be eligible to receive a bonus pool distribution award. This award is derived from a bonus pool based on 40% of the operating profit of Westfield. Individual awards are determined by a member’s overall performance within the firm, including contribution to company strategy, participation in marketing and client service initiatives, as well as longevity at the firm.

•	Investment Committee members may also receive equity interests in the future profits of Westfield. The members of Westfield’s management team who received equity interests in the firm entered into agreements restricting post-employment competition and solicitation of clients or employees of Westfield. This compensation was in addition to their competitive salary and performance based bonus and cliff-vests over five years.
Additionally, as manager of four limited partnerships, William Muggia is entitled to receive a portion of any performance fees earned on the partnerships. Mr. Muggia is also granted discretion to award a portion of any performance based fees earned by such limited partnerships to any member of Westfield.
VIA
Other accounts managed by portfolio manager(s):

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Fund/Portfolio		Total Assets		Total Assets		Total Assets
Manager(s)	Number	(in millions)	Number	(in millions)	Number	(in millions)
VIA (Adviser to all Funds and primarily responsible for the day to day management of the Model Portfolio and Milestone Funds)
Wayne Wicker
David Braverman
Lee Trenum
Potential Conflicts of Interest
In respect to the subadvised Funds of the Trust and the Money Market Fund, VIA normally is not involved in the day-to-day investment management and security selections of those Funds under the Trust’s manager-of-managers structure. For these Funds, subadvisers (or, in the case of the Money Market Fund, the adviser of the fund in which the Money Market Fund invests) that are not related to VIA decide what securities will be bought, sold or held for the Funds and when investment transactions will take place, and also select the broker-dealers that execute particular transactions for the Funds. This structure serves to prevent material conflicts in connection with the management of the Funds’ investments between the interests of these Funds and the interests of other accounts managed by VIA’s portfolio managers or other VIA affiliates. In managing the Model Portfolio and Milestone Funds, however, a potential conflict between the interests of those Funds and the underlying Funds of the Trust in which they invest may arise in connection with decisions made by VIA or its portfolio managers to change allocations to one or more underlying Funds or to rebalance the assets of the Model Portfolio or Milestone Funds in accordance with previously established allocations. This is because reallocations likely will result in net redemptions or purchases of shares of one or more underlying Funds. Depending upon the timing and/or amounts involved, reallocations have the potential to disrupt the orderly management of an underlying Fund’s portfolio or to increase its expenses, including its portfolio transaction and administrative costs. VIA seeks to avoid such disruptions and expense increases by structuring the portfolios of the Model Portfolio and Milestone Funds to avoid excessive concentrations in any single underlying Fund and by appropriately planning for and managing the timing and amounts of allocation changes, so as to protect the interests of all Funds of the Trust involved and their respective shareholders. Because the investments of the Model Portfolio and Milestone Funds are limited to shares of other Funds of the Trust, the management of the Model Portfolio and Milestone Funds does not present other material conflicts of interest with other accounts managed by VIA or its portfolio managers.
Compensation of Portfolio Managers
Personnel of VIA are ICMA-RC employees and generally receive the same type of compensation package as other ICMA-RC employees. Additionally, VIA personnel who are responsible for the investment oversight of the Funds receive special incentive compensation that is directly related to the performance of the Funds. This incentive compensation is measured on a one to three year performance basis against the relative fund rankings. The benchmarks used to rank this performance are the peer groups within the Morningstar or iMoney Net universes.
PORTFOLIO MANAGER OWNERSHIP OF FUND SHARES
As of December 31, 2009, [•], a portfolio manager of the [•] Fund, owned within the range of [•] of that Fund.
As of December 31, 2009, none of the other portfolio managers owned shares of Funds for which they provide portfolio management services.

PORTFOLIO TRANSACTIONS OF THE FUNDS
VIA maintains a commission recapture program with certain brokers for the Aggressive Opportunities Fund, the International Fund, the Growth Fund, the Select Value Fund, the Discovery Fund, the Growth & Income Fund, the Equity Income Fund, and Asset Allocation Fund. Under that program, a percentage of commissions generated by the portfolio transactions for those Funds is rebated to the Funds by the brokers and included with the realized gains of the Funds. Participation in the program is voluntary and VIA receives no benefit from the recaptured commissions.
The following tables represent the total equity brokerage commissions paid for the fiscal years ended December 31, 2007, 2008 and 2009:

	2007	2008	2009
Money Market	$0	$0	$0
Low Duration Bond	$0	$0	$0
Inflation Protected Securities	$2,841	$995
Asset Allocation	$5,160	$23,482
Equity Income	$783,003	$869,271
Growth & Income	$660,653	$830,463
Growth	$1,749,206	$2,483,397
Select Value*	$143,946	$576,078
Aggressive Opportunities	$1,466,158	$1,383,440
Discovery*	$115,423	$277,046
International	$1,495,713	$1,402,900
Diversifying Strategies*	$0	$3,554
Core Bond Index	$0	$0	$0
500 Stock Index	$6,015	$8,823
Broad Market Index	$5,883	$10,645
Mid/Small Company Index	$53,246	$37,690
Overseas Equity Index	$37,637	$11,504
Total	$6,524,884	$7,919,290

*	The Select Value Fund, Discovery Fund and Diversifying Strategies Fund commenced operations on October 30, 2007.
Total estimated brokerage paid to brokers participating in the commission recapture program for the fiscal year ended December 31, 2009:

Aggressive
Equity Income Fund	Opportunities Fund
Growth & Income Fund	Discovery Fund
Growth Fund	International Fund
Select Value Fund	Total

Fund holdings of securities of the Funds’ top 10 broker/dealers (or their parent) that earned the most commissions or engaged in the largest dollar amount of portfolio transactions or sold the largest dollar amount of securities during the last fiscal year as of December 31, 2009:

Value of Securities
Owned as of 12/31/09
Fund	Name of Broker/Dealer or Parent	(000’s omitted)
Low Duration Bond

Inflation Protected Securities

Asset Allocation

Equity Income

Growth & Income

Growth

Aggressive Opportunities

Discovery

International

Core Bond Index

Value of Securities
Owned as of 12/31/09
Fund	Name of Broker/Dealer or Parent	(000’s omitted)
500 Stock Index

Broad Market Index

Overseas Equity Index

Diversifying Strategies

Select Value
Dollar amount of transactions and related commissions for transactions directed to a broker because of research services provided for fiscal year ended December 31, 2009:

	Total Dollar Amount	Total Commissions Paid
	of Transactions	on Such Transactions
Fund	(000 omitted)	(000 omitted)
Equity Income Fund BHMS
Growth & Income Fund Wellington Management
Growth Fund Peregrine LMCM Westfield D.G. Capital Columbus Circle
Select Value Fund Systematic WEDGE Artisan Partners
Aggressive Opportunities Fund LMCM TimesSquare

	Total Dollar Amount	Total Commissions Paid
	of Transactions	on Such Transactions
Fund	(000 omitted)	(000 omitted)
Discovery Fund Wellington Management
International Fund Artisan Partners GlobeFlex
The advisory agreements with each subadviser authorize the subadviser to select the brokers or dealers who will execute the purchases or sales of securities for each Fund (with the exception of the Money Market Fund, the Model Portfolio Funds and the Milestone Funds, which do not have subadvisers). The agreements direct the subadvisers to use their best efforts to obtain the best execution with respect to all transactions for the Funds. In placing Fund transactions, therefore, each subadviser is expected to use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain most favorable execution.
In choosing brokers, the subadvisers may take into account, in addition to commission costs and execution capabilities, the financial stability and reputation of the brokers and the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided by such brokers. In addition, the subadvisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Such research services may include research on companies, on-line access to multiple news sources, and financial and statistical data. Research services provided may be used by a subadviser in servicing other clients. On occasion, a subadviser may share research so obtained with VIA. The subadvisers are authorized to pay brokers who provide such brokerage or research services a commission for executing a transaction which is in excess of the commissions another broker would have charged for executing that transaction, if the subadviser determines that such commission is reasonable in relation to the value of the brokerage and research services provided to the subadviser by the broker.
One or more of the subadvisers may aggregate sale and purchase orders for the Funds with similar orders made simultaneously for other clients of the subadviser. The subadviser will do so when, in its judgment, such aggregation will result in overall economic benefit to the Fund, taking into consideration the advantageous selling or purchase price, brokerage commission, and other expenses.
If an aggregate order is executed in parts at different prices, or two or more separate orders for two or more of a subadviser’s clients are entered at approximately the same time on any day and are executed at different prices, the subadviser has discretion, subject to its fiduciary duty to all its clients, to use an average price at which such securities were purchased or sold for the Fund and each of the clients for whom such orders were executed.
Subadvisers may engage in brokerage and other securities transactions on behalf of a Fund with broker-dealer affiliates of the Fund’s subadvisers according to procedures adopted by the Funds’ Board of Directors and to the extent consistent with applicable provisions of the federal securities laws.

Information about any brokerage commissions paid by a Fund in the last three fiscal periods to brokers affiliated with the Fund’s subadviser is contained in the following table, which is organized by fiscal year end.

For the Fiscal Year Ended December 31, 2007
Aggregate
Dollar
			Amount of		Percentage of Aggregate
			Commissions		Dollar Amount of
		Nature of	Paid to	Percentage of Aggregate	Transactions Involving
Fund	Broker	Affiliation	Broker	Brokerage Commissions	Payment of Commissions
None	N/A	N/A	N/A	N/A	N/A

			For the Fiscal Year Ended December 31, 2008
			Aggregate
			Dollar		Percentage of Aggregate
			Amount of	Percentage of	Dollar Amount of
		Nature of	Commissions Paid to	Aggregate Brokerage	Transactions Involving
Fund	Broker	Affiliation	Broker	Commissions	Payment of Commissions
International Fund	Keefe, Bruyette & Woods, Inc. /Pershing LLC	Pershing LLC, which acts as Keefe, Bruyette & Woods, Inc.’s clearing broker, is an affiliate of subadviser Walter Scott	$2,960.04	0.21%	0.21%

Mid/Small Company Fund	The Williams Capital Group, L.P./Pershing LLC	Pershing LLC, which acts as The Williams Capital Group, L.P.’s clearing broker, is an affiliate of subadviser Mellon Capital	$71.98	0.19%	0.26%
Select Value Fund	Goldman Sachs & Co.	Affiliate of former subadviser, GSAM	$939.00	0.16%	0.21%

For the Fiscal Year Ended December 31, 2009
Percentage of
Aggregate Dollar
			Aggregate Dollar		Amount of
			Amount of	Percentage of	Transactions
		Nature of	Commissions Paid to	Aggregate Brokerage	Involving Payment
Fund	Broker	Affiliation	Broker	Commissions	of Commissions

CAPITAL STOCK AND OTHER SECURITIES
The Trust’s Amended Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class.
     Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of a Fund’s shares, other than the possible future termination of a Fund. A Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, each Fund will continue indefinitely.
     Shareholder Liability. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund’s debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.
     Dividend Rights. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Each share is entitled to such distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Board of Directors. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
     Voting Rights. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional share held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. Shareholders have the power to vote only as expressly granted under the 1940 Act, under Delaware statutory trust law, or by the Board of Directors. With respect to matters that affect one class or Fund but not another, shareholders vote as a class or a Fund. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund or class is required by law or where the matter involved only affects one Fund or class. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.
     Liquidation Rights. In the event of the liquidation or dissolution of the Trust or a Fund, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board of Directors may determine.

     Calls or Assessment. All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.
The Trust is an open-end diversified management investment company organized as a Delaware statutory trust. As an open-end company, the Trust continually offers shares to the public. With the exception of the Index Funds, each Fund offers a single class of shares.
The Index Funds offer two classes of shares, Class I and Class II. In addition to the eligibility and conversion rights described in the Index Funds’ Prospectus, other public sector employee benefit plans that utilize the EZLink platform and have average account balances or other features that are expected to afford the Index Funds with certain economies of scale or other cost savings with respect to the servicing of their accounts, and certain Individual Retirement Accounts known as “deemed (or Sidecar) IRAs,” may also qualify for Class II shares as determined in accordance with the following guidelines, which may be amended by the Board of Directors from time to time:
1.	Plans having a combination of plan asset size and average participant account balance size as described in the table below, either individually or in the aggregate with other plans sponsored by the same or a related public employer may be offered Class II shares of the Index Funds:

Average Participant
Plan Assets	Balance
$20,000,000	N/A
$10,000,000	$30,000
$5,000,000	$40,000
2.	Plans that (a) do not require significant customization for account-based services (as those services are defined in the Index Funds’ Multiple Class Plan) and (b) meet one or more of the following criteria, may be eligible for Class II shares of the Index Funds:
(i)	there is a reasonable expectation that the plan will meet the eligibility requirements described in the Index Funds’ Prospectus including the guidelines listed here within an 18-month period;

(ii)	the plan agrees to contract terms with ICMA-RC that ensure that the Class II shares of the Index Funds will be offered to participants for a multi-year period and/or in an exclusive arrangement where ICMA-RC is the sole provider of retirement services;

(iii)	the plan offers significant economies to VTA, including reduced field support, contribution processing, telephone support, or reduced communications; or

(iv)	the plan has average participant account balances greater than or equal to $50,000.
PURCHASES AND REDEMPTIONS
PURCHASES
Shares of the Funds are offered at their net asset value (“NAV”) without a sales load or contingent deferred sales charge. Please refer to the Prospectus under the heading “Purchases, Exchanges and Redemptions” for additional information.
The Funds reserve the right in their sole discretion: (i) to suspend the offering of their shares; or (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of a particular Fund or Funds.
REDEMPTIONS
Please refer to the Prospectus under the heading “Purchases, Exchanges and Redemptions.”
The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the New York Stock Exchange (“NYSE”), the Federal Reserve Bank of New York, the NASDAQ, the Chicago Mercantile Exchange (“CME”), the Chicago Board of Trade (“CBOT”), or any other exchange, as appropriate, is closed (other than customary weekend or holiday closings), or trading on the NYSE, the NASDAQ, the CME, the CBOT, or any other exchange, as appropriate, is restricted; (ii) for any period during which an emergency exists so that sales of a Fund’s investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund’s investors.
IRA redemption requests must include a signature guarantee.
A signature guarantee is designed to protect shareholders against fraud and may be required by the Funds at the discretion of its management. A redemption request must be made in writing and must include a signature guarantee if any of the following situations would apply:
*	The account registration has changed within the past 30 days;

*	The check is being mailed to an address other than the one listed on the account (record address);

*	The check is being made payable to someone other than the account owner;

*	The redemption proceeds are being transferred to an account with a different registration;

*	Proceeds are to be wired to a bank account that was not pre-designated; and

*	Any other transaction reasonably determined by the Funds to require a signature guarantee.
A signature guarantee may be obtained from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. Please note: a notary public cannot provide a signature guarantee, and a notarized redemption request is not sufficient.
The Funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in an amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Funds at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash, as the Directors may deem advisable; however, payment will be made wholly in cash unless the Directors believe that economic or market conditions exist which would make a payment of the entire redemption in cash detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under “Pricing and Timing of Transactions” and a redeeming shareholder would normally incur brokerage expenses if he or she converted these securities to cash.
MINIMUM INVESTMENT REQUIREMENTS
Shareholders will be informed of any increase in the minimum investment requirements by a new Prospectus or a Prospectus supplement in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor for a complete redemption of that account. In addition, the Funds may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder’s most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAXES
TAX ADVANTAGED SHAREHOLDERS
Shareholders who invest in the Funds through tax-qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans. All earnings and gains are reinvested in the Fund and used to purchase additional shares. Contributions to such plans, as well as the earnings and gains that have been reinvested will ordinarily be taxable upon distribution or withdrawal. An investor should consult his or her benefits or tax advisor for additional information about IRS rules, regulations, or requirements pertaining to these plans (Also see certain possible tax consequences of a Fund’s investment in REITs set forth below).
TAX CONSEQUENCES FOR SHAREHOLDERS SUBJECT TO TAX
The following is only a summary of certain tax considerations generally affecting the Funds and any shareholders subject to tax. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds’ Prospectus is not intended as a substitute for careful tax planning. The discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Shareholders are urged to consult their tax advisors about their own tax situations, including their foreign, state and local tax liabilities.
Federal Income Tax
Taxation of the Funds. Each Fund intends to qualify as a “regulated investment company” (“RIC”) as defined under subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.
In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) (“Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships; (ii) at the close of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of each of such issuers or the securities of one or more qualified publicly traded partnerships.
Notwithstanding the Distribution Requirement described above, which requires only that a Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Funds will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.
Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that all such taxes will be eliminated. A Fund may, in certain circumstances, be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when an investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.
If any Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, subject to the dividends-received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals. The Board of Directors reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.
A Fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies), to the extent permitted, will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer a Fund’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. A Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of a Fund as a RIC.

A Fund’s investment in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indexes, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Fund.
As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.
A Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark-to-market, constructive sale or rules applicable to PFICs (as defined below) or partnerships or trusts in which a Fund invests or to certain options, futures or forward contracts, or “appreciated financial positions” or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the fund’s investments (including through depositary receipts) in issuers in such country or (3) tax rules applicable to debt obligations acquired with “original issue discount” or “OID,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. A Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses. In certain situations, a Fund may, for a taxable year, defer all or a portion of its capital losses and currency losses realized after October until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.
If a Fund invests in U.S. Treasury Inflation Protected Securities (“TIPS”) (or other inflation adjusted debt instruments), it generally will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year, even though the principal adjustments would not actually be received from the Treasury until maturity (a situation that is sometimes described as taxing “phantom income”). Conversely, a decrease in the inflation-adjusted principal amount (due to deflation) will first reduce the interest income attributable to the semiannual interest payments for the year of the adjustment; and if the amount of the decrease exceeds the income attributable to the semiannual interest payments, the excess will generally be an ordinary deduction to the extent that interest from the security was previously included in income. Any remaining decrease will be carried forward to reduce interest income on the inflation-protected security in future years. A Fund will generally recognize a capital loss if the Fund sells or exchanges the inflation-protected security, or if the security matures, before the Fund has used all that decrease.
In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.
The Funds may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.
Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund’s securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporation, a Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possession’s income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. A shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and United States possessions.
Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the fund were to elect otherwise.
If a Fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by a Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.
If a Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, such Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to such Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, a Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, a Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the Internal Revenue Service (the “IRS”). By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. Each affected Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.
Taxation of Shareholders Subject to Tax. Each Fund receives income generally in the form of dividends and interest on its investments. Each Fund’s income, less expenses, incurred in the operation of such Fund, constitutes the Fund’s net investment income from which dividends may be paid to shareholders. Any distributions of dividends by a Fund will be taxable as ordinary income, whether you take them in cash or additional shares. Except for dividends paid by Funds which invest entirely in debt securities and instruments, all or a portion of such dividends may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets)) to the extent that a Fund designates its distributions as qualified dividend income. Qualified dividend income is, in general, subject to certain holding period requirements and other requirements, dividend income from taxable domestic corporations and certain foreign corporation (e.g., foreign corporation incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A Fund may derive capital gains and losses in connection with sale or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your shares in a Fund. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.
The Funds will inform shareholders of the amount of your distributions at the time they are paid, and will advise shareholders of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year, a Fund may designate and distribute to you as ordinary income, qualified dividend income, or capital gains, a percentage of income that is not equal to the actual amount of such income earned during the period of a shareholder’s investment in the Fund.
Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution.
All or a portion of any loss that you realize upon the redemption of your shares of a Fund will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemptions. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.
In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).
If a shareholder recognizes a loss with respect to the fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
State Taxes
No Fund is liable for any income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes.
Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment.
Shareholders are urged to consult their tax advisers regarding the affect of federal, state, and local taxes to their own individual circumstances.

CALCULATION OF PERFORMANCE DATA
For purposes of quoting and comparing the performance of a Fund (other than the Money Market Fund) to that of other mutual funds and to other relevant market indexes in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return in accordance with SEC rules and standards. The Money Market Fund’s yield and effective yield may also be quoted in advertisements and is calculated in accordance with SEC rules and standards.
Communications which refer to the use of a Fund as a potential investment for employee benefit plans or Individual Retirement Accounts may quote a total return based upon compounding of dividends on which it is presumed no Federal tax applies.
Additional Performance Information for Vantagepoint Elite Shareholders
In an effort to provide taxable investors with performance information that would be most helpful to them, the following after-tax information for the one year period from January 1, 2009 through December 31, 2009 should be read in conjunction with the “Performance Tables” found in the Prospectus:

	Return after taxes on	Return after taxes on distributions
Fund	distributions (%)	and sale of fund shares (%)
Low Duration Bond
Inflation Protected Securities
Asset Allocation
Equity Income
Growth & Income
Growth
Select Value
Aggressive Opportunities
Discovery
International
Diversifying Strategies
Core Bond Index*
500 Stock Index*
Mid/Small Company Index*
Broad Market Index*
Overseas Equity Index*
Model Portfolio Savings Oriented
Model Portfolio Conservative Growth
Model Portfolio Traditional

	Return after taxes on	Return after taxes on distributions
Fund	distributions (%)	and sale of fund shares (%)
Growth
Model Portfolio Long-Term Growth
Model Portfolio All-Equity Growth
Milestone Retirement Income
Milestone 2010
Milestone 2015
Milestone 2020
Milestone 2025
Milestone 2030
Milestone 2035
Milestone 2040
Milestone 2045	N/A	N/A

*	Class I Shares
Performance numbers for the Milestone 2045 Fund are N/A because this Fund did not commence operations until January 4, 2010.
LEGAL COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM & CUSTODIAN
Mayer Brown LLP, 1999 K Street N.W., Washington, DC, 20006, serves as legal counsel to the Funds.      serves as independent registered public accounting firm to the Trust.
JPMorgan Chase Bank, N.A., 3 MetroTech Center, Brooklyn, New York 11245, serves as custodian for the Funds. JPMorgan Chase Bank, N.A. maintains the Funds’ securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Funds for payments of dividends, distributions and redemptions, endorses and collects on behalf of such Funds all checks, and receives all dividends and other distributions made on securities owned by such Funds.
FINANCIAL STATEMENTS
Information relating to the Financial Statements will be provided in a later filing.

DRAFT 2.17.2010
APPENDIX A
Bond Ratings
Below is a description of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“Standard & Poor’s”), and Fitch, Inc. (“Fitch”) bond rating categories.
Moody’s Long-Term Credit Ratings
Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B
Obligations rated B are considered speculative and are subject to high credit risk.
Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Standard & Poor’s Long-Term Issue Credit Ratings
AAA
An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by Standard & Poor’s.
AA

An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.
A
An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.
BBB
An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.
BB, B, CCC, and CC
Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB
An obligor rated ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.
B
An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.
CCC
An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC
An obligor rated ‘CC’ is currently highly vulnerable.
SD and D
An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par. Please see Standard & Poor’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.
Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
Fitch National Long-Term Credit Ratings
AAA
‘AAA’ ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.
AA
‘AA’ ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.
A
‘A’ ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.
BBB
‘BBB’ ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.
BB
‘BB’ ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.
B
‘B’ ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.
CCC
‘CCC’ ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
CC
‘CC’ ratings denote that default of some kind appears probable.
C
‘C’ Ratings denote that default is imminent.
D
‘D’ Ratings denote an issuer or instrument that is currently in default.
SHORT-TERM DEBT & COMMERCIAL PAPER RATINGS
Moody’s Short-Term Ratings
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Standard & Poor’s Short-Term Issue Credit Ratings
A-1
An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor’s. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.
A-2
An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.
A-3
An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B
An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.
B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.
B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

C
An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R
An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.
SD and D
An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.
Fitch National Short-Term Credit Ratings
F1
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
F3
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.
B
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.
C
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D
Indicates actual or imminent payment default.

     APPENDIX B
Proxy Voting Policies
The following are the proxy voting polices (or summaries thereof) of Vantagepoint Investment Advisers, LLC and each of the Funds’ subadvisers. You may obtain information about the Funds’ proxy voting decisions, without charge, by checking the Trust’s website at www.icmarc.org or on the SEC’s website at www.sec.gov.
VANTAGEPOINT INVESTMENT ADVISERS, LLC
PROXY VOTING POLICIES AND PROCEDURES
Revised as of
January 3, 2005
Purpose: Vantagepoint Investment Advisers, LLC (“VIA”) has adopted these Proxy Voting Policies and Procedures (“Proxy Policies”) to seek to ensure that VIA votes proxies with respect to securities held in accounts of its clients in a manner consistent with the clients’ best interests.
Guiding Principles: It is the policy of VIA to vote client proxies for the exclusive benefit and in the best economic interests of the client, that is, in the manner that VIA believes is most likely to maximize total return to the client as an investor in the securities being voted.
Scope: These Proxy Policies apply where VIA has and exercises voting power in respect to client securities. Currently, VIA votes proxies for one client, The Vantagepoint Funds (“Fund”), and only in respect to shares of certain mutual funds held by various series of the Fund.1 Certain series of the Fund invest all or part of their assets in other series of the Fund, while other series invest in mutual funds (“Third Party Funds”) that are not advised by VIA or any of its related persons.
The authority and responsibility for voting proxies with respect to all other portfolio securities of the Fund has been delegated to the subadviser for each series or portion of the Fund that holds the securities being voted, under investment subadvisory agreements between the Fund, VIA and each subadviser. VIA reviews and evaluates the proxy voting policies and voting record of each subadviser as part of its initial scrutiny and ongoing oversight of each subadviser. Although VIA does not currently expect to be called on to vote proxies for the Fund where that responsibility has been delegated to a subadviser, if that were to occur, VIA would vote such proxies on a case-by-case basis, following the Guiding Principles set forth above and, where appropriate, taking into account the principles set forth in the proxy voting policies of the subadviser for the series or portion of a series holding the security to be voted.
VIA does not vote proxies for any client other than the Fund.

[1]	The series of the Fund for which VIA now votes proxies in respect to shares of mutual funds held in their portfolios are: (1) the Vantagepoint Money Market Fund; (2) the Vantagepoint Model Portfolio Funds (currently, the Model Portfolio Savings Oriented Fund, the Model Portfolio Conservative Growth Fund, the Model Portfolio Traditional Growth Fund, the Model Portfolio Long-Term Growth Fund and the Model Portfolio All-Equity Growth Fund); and (3) the Vantagepoint Milestone Funds (currently, the Milestone Retirement Income Fund, the Milestone 2010 Fund, the Milestone 2015 Fund, the Milestone 2020 Fund, the Milestone 2025 Fund, the Milestone 2030 Fund, the Milestone 2035 Fund and the Milestone 2040 Fund). In the future, additional series of the Fund may invest all or part of their assets in shares of mutual funds for which VIA will vote proxies in accordance with these Proxy Policies.

1

Administration of Proxy Policies: VIA has established a Proxy Voting Committee comprised of members of the staff of its Investment Division and Legal Department (“Committee”). The Committee is responsible for overseeing and updating these Proxy Policies as may be appropriate from time to time.
VIA’s Investment Division is responsible for overseeing and administering the voting of client proxies. The Investment Division’s responsibilities include identifying any material conflicts of interest on the part of VIA or its personnel that may affect particular proxy votes and resolving any material conflicts identified in consultation with VIA’s Legal Department; analyzing and evaluating particular proposals presented for vote; determining when and how proxies should be voted other than in accordance with the general rules and criteria set forth below under “Proxy Voting Guidelines;” implementing procedures reasonably designed to ensure that proxies are received and voted in a timely manner; and making and keeping all required records with respect to proxies voted by VIA.
Conflicts of Interest:
1. Voting Shares of Series of the Fund. VIA serves as the investment adviser for all series of the Fund. In addition, VIA’s parent company, the ICMA Retirement Corporation (“RC”), is the sponsor of the Fund and other subsidiaries of RC serve as the Fund’s transfer agent and distributor. Where a series of the Fund invests in the shares of one or more other series of the Fund, there is the potential for a conflict of interest on the part of VIA in voting those shares, if the matter being voted would have a material impact on VIA or one of its related companies.
To avoid such potential conflicts or the appearance of conflicts, VIA, after consulting with the Fund’s Board of Directors, has determined that, as a matter of policy, it normally will not exercise its authority to decide how to vote proxies with respect to shares of any series of the Fund held by another series. Instead, VIA generally will seek instructions on how to vote those proxies from the Board of Directors of VantageTrust Company (‘Trust Company”), and will cast the Fund’s votes in accordance with the instructions received.2 The Trust Company owns a majority of the voting shares of each series of the Fund either directly or indirectly through its holdings of shares of the Vantagepoint Model Portfolio Funds. A majority of the members of the Trust Company’s Board of Directors are independent of VIA and its related companies. However, in the event that the Trust Company does not hold sufficient voting shares, directly or indirectly, to determine the outcome on any matter being voted, VIA may (a) decide how to vote the shares, if VIA determines that it does not have an actual and material conflict of interest with respect to the particular matter, e.g., a vote to approve or disapprove auditors selected by the Fund Board; or (b) seek approval from the Fund’s Board of Directors for alternative ways to avoid the conflict, which may include requesting instructions from all shareholders of the series having the right to vote the proxy, retaining an independent third party to determine how to vote the proxy or casting the vote in proportion to the votes cast by shareholders other than the Fund or its series.
2. Voting Third Party Fund Proxies. Before voting, VIA’s Investment Division will screen Third Party Fund proxies to seek to identify any material conflicts of interest that could affect VIA’s judgment in deciding how to vote. Conflicts of interest could arise from a variety of circumstances, including, but not limited to, significant current or potential business relationships between VIA (or its related companies) and the sponsor, investment adviser or distributor of a Third Party Fund or certain personal or business relationships between personnel of VIA (or its related companies) and a Third Party Fund or such fund’s investment adviser, distributor or sponsor. In evaluating the materiality of conflicts of interest, the Investment Division will consult with the Legal Department. Generally, a conflict of interest arising as a result of a current or prospective business relationship between VIA and another party with an interest in the outcome of the proxy vote will not be considered material if VIA (or a related company) did not receive more than 1% of its total revenues during its last fiscal year as a direct result of services provided by VIA (or a related company) to that party and does not reasonably expect to receive the same or a higher percentage of its total revenues from that business relationship in its current fiscal year. In addition, VIA

[2]	The Trust Company currently owns a majority of the voting shares of each series of the Fund and indirectly owns, through the Model Portfolio Series of the Fund, a majority of the voting shares of the Vantagepoint Short-Term Bond Fund.

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does not treat the adviser/subadviser, custodial or other service provider relationships between the Fund and its third party subadvisers or other third party service providers as creating a material conflict of interest in connection with the voting of proxies in respect to the shares of a Third Party Fund that uses one or more of the same service providers. If a material conflict of interest is identified, VIA may vote the proxy in accordance with its written Proxy Voting Guidelines, but only if the guidelines specifically state how such a matter generally will be voted, i.e., the guidelines state that votes generally will be cast “for,” “against,” or “abstain” on that type of proposal. Otherwise, VIA will resolve the conflict as described above under “Voting Shares of Series of the Fund.”
When VIA May Not Vote Proxies: VIA may not vote proxies in certain circumstances, including situations where (a) the securities being voted are no longer held by the client; (b) the proxy and other relevant materials are not received in sufficient time to allow adequate analysis or an informed vote by the voting deadline; or (c) VIA concludes that the cost of voting the proxy is likely to exceed the expected benefits to the client.
Maintenance of Proxy Voting Records: As required by Rule 204-2 under the Investment Advisers Act of 1940, VIA will maintain the following records relating to proxy voting for a period of at least six years:
(i)	a copy of these Proxy Policies, as they may be amended from time to time;

(ii)	copies of proxy statements received regarding client securities, unless these materials are available electronically through the SEC’s EDGAR system;

(iii)	a record of each proxy vote cast on behalf of its clients;

(iv)	a copy of any internal documents created by VIA that were material to making the decision how to vote proxies on behalf of its clients; and

(v)	each written client request for information on how VIA voted proxies on behalf of the client and all written responses by VIA to oral or written client requests for such proxy voting information.
Disclosure: VIA will provide clients a summary of these Policies, either directly or by delivering to each client of a copy of its Form ADV, Part II that contains a summary, and also will provide clients information on how a client may obtain a copy of the full text of these Proxy Policies and a record of how VIA has voted the client’s proxies. A copy of these materials will be provided promptly to clients on request. For mutual fund clients, VIA will provide the proxy voting information needed to complete Form N-PX and will coordinate with each fund and its other service providers, including subadvisers of the fund, to assist the fund to obtain the information required to be filed on Form N-PX on a timely basis.
Proxy Voting Guidelines
Generally, VIA will vote mutual fund proxies (with the exception of proxies in respect to shares of the Short-Term Investments Trust Liquid Assets Portfolio) in accordance with the following guidelines. These are only guidelines, are not exhaustive and therefore do not cover all potential voting issues. They may be changed or supplemented from time to time. Voting decisions not covered by these guidelines will be made in accordance with the Guiding Principles and other provisions of these Proxy Policies. In addition, because individual matters to be voted and the circumstances of issuers of the securities being voted vary, there may be instances when VIA will not strictly adhere to these guidelines in making its voting decision. At any time, VIA may seek voting instructions from its clients, including the Fund’s Board of Directors or the direct or indirect owners of Fund shares.
Auditors
•	VIA generally will vote For the recommendation of a fund’s Board of Directors to appoint or ratify the appointment of auditors.

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Board of Directors/Trustees Elections
•	VIA generally will vote For all nominees of a fund’s board of directors. However, each election is reviewed on a case by case basis and may include examination of the following factors: composition of the board and key board committees, each nominee’s attendance at meetings, independent status, and other directorships held.
Amendments to Charter Documents
•	VIA will vote on a Case by Case basis proposals to amend a fund’s declaration of trust, articles of incorporation or by-laws. The declaration of trust or articles of incorporation, along with the by-laws, are considered a fund’s charter and describe how a fund is governed and conducts it business. A wide variety of amendments may be proposed, examples of which include:
•	Provisions for dollar-weighted voting.

•	The ability of a fund to reorganize without shareholder vote.

•	Amendments allowing a fund to issue multiple classes of shares.

•	Amendments increasing or decreasing the number of directors or trustees.

•	Fund name changes.
Fund Reorganizations and Mergers
•	VIA generally will vote For proposals to reorganize a fund from a Massachusetts business trust to a Delaware business trust. A Delaware business trust generally should provide greater flexibility and efficiency in certain corporate and organizational matters.

•	VIA will vote on a Case by Case basis proposals for the merger of one fund into another fund. In reviewing these proposals, VIA will focus on the expected impact of the transaction on the fund whose shares are held by VIA’s clients and will seek to evaluate what, if any, cost savings, efficiencies or other benefits shareholders of that fund may realize.
Advisory Contracts
Amended advisory contracts generally must be approved by the shareholders of a fund. VIA will consider the benefits to shareholders and cost efficiencies, among other factors, when voting these proxies.
•	VIA will vote on a Case by Case basis proposals that would amend an advisory contract as a result of a “change of control” of an adviser.

•	VIA will vote on a Case by Case basis proposals that would increase an advisory fee.

•	VIA will vote on a Case by Case basis proposals providing for the hiring of a new adviser or subadviser.
Rule 12b-1 Plans and Distribution Agreements
VIA will vote on a Case by Case basis proposals to approve the use of fund assets to pay for the distribution of fund shares to new investors, to pay continuing service fees or to increase the amounts payable under or expand the scope of an existing 12b-1 plan or continuing service arrangement.
Fundamental Investment Objectives, Restrictions and Policies
A fund’s investment objective, unless stated otherwise, is generally fundamental, and cannot be changed without a shareholder vote. In addition, a fund will have a number of fundamental policies and restrictions. These may include diversification and concentration policies and restrictions on borrowing and lending securities.
•	VIA generally will vote Against the reclassification of a fund’s diversification policy from diversified to non-diversified.

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•	VIA generally will vote Against changing a fund’s investment objective from fundamental to non-fundamental.

•	VIA will vote on a Case by Case basis proposals amending a fund’s concentration policy.

•	VIA generally will vote For amending or eliminating fundamental investment policies or restrictions that reflect outdated state law requirements.

•	VIA will vote on a Case by Case basis proposals amending a fund’s fundamental investment restrictions.

•	VIA will vote on a Case by Case basis proposals amending a fund’s fundamental investment objective.
Voting Shares of the Short-Term Investments Co. Liquid Asset Portfolio
In voting proxies in respect to shares of the Short-Term Investments Co. Liquid Assets Portfolio held by the Vantagepoint Money Market Fund (“Money Market Fund”), VIA will either seek voting instructions from the shareholders of the Money Market Fund and vote in accordance with those instructions, or vote the shares of the Short-Term Investments Co. Liquid Assets Portfolio in the same proportion as the vote of all other holders of those shares.

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Analytic Investors, LLC
Proxy Voting Policy and Procedure
Analytic Investors, LLC (“Analytic”) assumes a fiduciary responsibility to vote proxies in the best interest of its clients. In addition, with respect to benefit plans under the Employee Retirement Income Securities Act (ERISA), Analytic acknowledges its responsibility as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries. So that it may fulfill these fiduciary responsibilities to clients, Analytic has adopted and implemented these written policies and procedures reasonably designed to ensure that it votes proxies in the best interest of clients.
Proxy Oversight Committee
Analytic acknowledges that it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. Analytic has established a Proxy Oversight Committee (the “Committee”), to oversee the proxy voting process. The Committee consists of at least one of the firm’s Chief Investment Officer, the Chief Compliance Officer, and the Proxy Coordinator. The Committee seeks to develop, recommend, and monitor policies governing proxy voting. The adopted guidelines for proxy voting have been developed to be consistent, wherever possible, with enhancing long-term shareholder value and leading corporate governance practices. Analytic has a policy not to be unduly influenced by representatives of management or any public interest or other outside groups when voting proxies. To this end, Analytic has contracted with an independent proxy voting service (the “Proxy Service”).
Proxy Voting Service
The role of the Proxy Service includes researching proxy matters, executing the voting process, maintaining a record of all proxies voted on behalf of Analytic, advising Analytic of any material conflicts of interest (see below), and providing Analytic with documentation of the voting record. Analytic has opted to delegate all proxy voting to the Proxy Service except for those instances when a conflict of interest (see below) prevents the Proxy Service from voting according to its guidelines. A copy of the voting policy guidelines of the Proxy Service is attached.
12.19.2008

Conflicts of Interest
Occasions may arise during the voting process in which the best interest of clients might conflict with the Proxy Service’s interests. A conflict of interest would generally include (i) business relationships where the Proxy Service has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies, or (ii) personal or family relationships whereby an employee of the Proxy Service has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company, or (iii) if a substantial business relationship exists with a proponent or opponent of a particular initiative.
At times of such conflict of interest, the Proxy Service will recuse itself from voting a proxy and notify the Analytic Proxy Coordinator. Upon notification the Proxy Service’s recusal from voting, Analytic’s Proxy Coordinator will prepare a report to the Proxy Committee that identifies (i) the details of the conflict of interest, (ii) whether or not the conflict is material; and (iii) procedures to ensure that Analytic makes proxy voting decisions based on the best interest of clients, and (iv) a copy of the voting guidelines of the Proxy Service. At least two members of Analytic’s Proxy Committee will then vote the proxy, adhering to the original voting policy guidelines provided by the Proxy Service. Analytic’s Proxy Committee will not override the voting guidelines of the Proxy Service. A record of the voting by the Proxy Committee will be retained by the Proxy Coordinator.
Voting Guidelines
Analytic has reviewed the Proxy Service’s voting recommendations and have determined that the policy provides guidance in the best interest of our clients. A copy of these guidelines is attached.
Proxy Voting Record
The Proxy Coordinator will maintain a record containing the following information regarding the voting of proxies: (i) the name of the issuer, (ii) the CUSIP number (or similar security identification information), (iii) the shareholder meeting date, (iv) number of shares voted, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how the Service voted the proxy (for, against, abstained), and (viii) whether the proxy was voted for or against management.
12.19.2008

Obtaining a Voting Proxy Report
Clients may request a copy of the guidelines governing proxy voting and/or a report on how their individual securities were voted by calling Analytic’s Proxy Coordinator at 1- 800-618-1872. The report will be provided free of charge.
Recordkeeping
Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, Analytic will maintain the following records for five years in an easily accessible place, the first two years in its office:
•	Analytic’s proxy voting policies and procedures, as well as the voting guidelines of the Proxy Service

•	Proxy statements received regarding client securities (proxy statements filed via EDGAR will not be separately maintained by Analytic)

•	Records of votes cast on behalf of clients

•	Records of written client requests for voting information

•	Records of written responses from Analytic to both written and verbal client requests

•	Any other documents prepared that were material to Analytic’s decision to vote a proxy or that memorialized the basis for the decision.
12.19.2008

Proxy Voting Policy
PROXY VOTING POLICY
1.	Introduction.

As a fiduciary, Artisan Partners Limited Partnership exercises its responsibility, if any, to vote its clients’ securities in a manner that, in the judgment of Artisan Partners, is in the clients’ economic best interests as shareholders. In accordance with that fiduciary obligation and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, Artisan Partners has established the following proxy voting policy.

2.	Responsibility for Voting.

Artisan Partners Limited Partnership shall vote proxies solicited by or with respect to the issuers of securities in which assets of a client portfolio are invested, unless: (i) the client is subject to the Employees Retirement Income Securities Act (“ERISA”) and the advisory agreement between Artisan Partners and the client expressly precludes the voting of proxies by Artisan Partners; (ii) the client is not subject to ERISA and the client otherwise instructs Artisan Partners; or (iii) Artisan Partners has responsibility for proxy voting and, in Artisan Partners’ judgment, the cost or disadvantages of voting the proxy would exceed the anticipated benefit to the client.

3.	Primary Consideration in Voting.

When Artisan Partners votes a client’s proxy with respect to a specific issuer, a client’s economic interest as a shareholder of that issuer is Artisan Partners’ primary consideration in determining how proxies should be voted. Except as otherwise specifically instructed by a client, Artisan Partners generally doesn’t take into account interests of other stakeholders of the issuer or interests the client may have in other capacities.

4.	Engagement of Service Provider.

Artisan Partners has engaged RiskMetrics Group (formerly Institutional Shareholder Services) (“RiskMetrics”) to (i) make recommendations to Artisan Partners of proxy voting policies for adoption by Artisan Partners; (ii) perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited; (iii) perform the administrative tasks of receiving proxies and proxy statements, marking proxies as instructed by Artisan Partners and delivering those proxies; (iv) retain proxy voting records and information; and (v) report to Artisan Partners on its activities. In no circumstances shall RiskMetrics have the authority to vote proxies except in accordance with standing or specific instructions given to it by Artisan Partners. Artisan Partners retains final authority and fiduciary responsibility for the voting of proxies. If at any time Artisan Partners has engaged one or more other entities to perform the proxy administration and research services described above, all references to RiskMetrics in this policy shall be deemed to be references to those other entities. In addition to RiskMetrics, Artisan Partners has engaged a second service provider, Glass, Lewis & Co. (“GL”), to perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited.

5.	Voting Guidelines.
A.	Client Policy. If the client has a proxy voting policy that has been delivered to Artisan Partners, Artisan Partners shall vote proxies solicited by or with respect to the issuers of securities held in that client’s account in accordance with that policy.

B.	No Client Policy. If the client does not have or does not deliver a proxy voting policy to Artisan Partners, Artisan Partners shall vote proxies solicited by or with respect to the issuers of securities held in the client’s account in the manner that, in the judgment of Artisan Partners, is in the economic best interests of the client as a shareholder in

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Proxy Voting Policy
accordance with the standards described in this Policy. When making proxy voting decisions, Artisan Partners generally adheres to the proxy voting guidelines set forth in Appendix A hereto (the “Guidelines”). The Guidelines set forth Artisan Partners’ proxy voting positions on recurring issues and criteria for addressing non-recurring issues. The Guidelines are based on Artisan Partners’ own research and analyses and the research and analyses provided by RiskMetrics. Artisan Partners believes the Guidelines, if followed, generally will result in the casting of votes in the economic best interests of clients as shareholders. The Guidelines will be reviewed from time to time by the Proxy Voting Committee, which Committee is further described below.

C.	Limitations on Exercising Right to Vote. In the following circumstances Artisan Partners will not vote a client’s proxy:
•	No Responsibility. In certain circumstances, a client may direct Artisan Partners not to vote on its behalf. If such a client is an ERISA plan, the advisory agreement must expressly preclude Artisan Partners from voting. In addition, Artisan Partners will not generally vote a client’s proxy after a client has terminated its advisory relationship with Artisan Partners.

•	Limited Value. Artisan Partners may abstain from voting the client’s proxy in those circumstances where it has concluded to do so would have no identifiable economic benefit to the client-shareholder, such as when the security is no longer held in the client’s portfolio or when the value of the portfolio holding is indeterminable or insignificant.

•	Unjustifiable Costs or Disadvantages. Artisan Partners may also abstain from voting the client’s proxy when the costs of or disadvantages resulting from voting, in Artisan Partners’ judgment, outweigh the economic benefits of voting. For example, in some non-U.S. jurisdictions, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates (“share blocking”). Artisan Partners believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting.

•	Securities Lending. Certain of Artisan Partners’ clients engage in securities lending programs under which shares of an issuer could be on loan while that issuer is conducting a proxy solicitation. As part of the securities lending program, if the securities are on loan at the record date, the client lending the security cannot vote that proxy. Because Artisan Partners generally is not aware of when a security may be on loan, it does not have an opportunity to recall the security prior to the record date. Therefore, in most cases, those shares will not be voted and Artisan Partners may not be able fully to reconcile the securities held at record date with the securities actually voted.

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Proxy Voting Policy
6.	Proxy Voting Committee.

Artisan Partners’ Proxy Voting Committee oversees the proxy voting process, reviews this Proxy Voting Policy at least annually, develops the Guidelines, grants authority to Proxy Administrators (as defined below) to perform administrative services relating to proxy voting and, with respect to Identified Issuers and Discretionary Votes (as described in the Guidelines) for which an investment team recommends a vote that is inconsistent with the vote recommended by RiskMetrics, makes determinations as to the votes to be cast. The Proxy Voting Committee is comprised of the persons identified in Appendix B, as such may be amended from time to time. Action by any two members of the Proxy Voting Committee shall constitute the action of the Committee. To minimize the possibility that members of the Proxy Voting Committee could have certain potential conflicts of interest, none of the members of the Proxy Voting Committee shall be responsible for servicing existing clients or soliciting new clients.

7.	Administration.
A.	Designation of Proxy Administrators. Members of the client accounting department or the legal and compliance department of Artisan Partners, or such other persons as may be designated by the Proxy Voting Committee, shall serve as Proxy Administrators.

B.	Receipt and Recording of Proxy Information. The legal and compliance department is responsible for establishing in the records for each client whether the client has:
•	vested Artisan Partners with proxy voting authority or has reserved or delegated that responsibility to another designated person; and

•	adopted a proxy voting policy that Artisan Partners is required to follow.
Such information shall be provided to a Proxy Administrator each time Artisan Partners enters into an advisory agreement with a new client. The legal and compliance department also shall be responsible for notifying a Proxy Administrator any time a client amends its voting instructions or voting policy.

C.	Notification of Custodian and RiskMetrics. For each client account for which Artisan Partners has discretion to vote shareholder proxies, a member of the client accounting department or a Proxy Administrator shall notify the client’s custodian that all proxy materials and ballots shall be forwarded to RiskMetrics and shall notify RiskMetrics of those instructions.

D.	RiskMetrics Reports on Pending Proxy Solicitations. RiskMetrics publishes a periodic electronic report that identifies pending meetings and

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Proxy Voting Policy
due dates for ballots. A Proxy Administrator shall review RiskMetrics’ reports as necessary, but no less frequently than weekly.

E.	Procedures for Potential Conflicts of Interest. In certain circumstances, Artisan Partners may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on behalf of clients. Artisan Partners will be deemed to have a potential conflict of interest when voting proxies if: (i) Artisan Partners manages assets for that issuer or an affiliate of the issuer and also recommends that its other clients invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Funds, Inc. or an employee of Artisan Partners; (iii) Artisan Partners is actively soliciting that issuer or an affiliate of the issuer as a client and the Proxy Administrator, member of the relevant investment team, or member of the Proxy Voting Committee who recommends, reviews or authorizes a vote has actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with the Proxy Administrator, the member of the relevant investment team, or a member of the Proxy Voting Committee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners, or an employee of Artisan Partners, exists that may be affected by the outcome of the proxy vote and that the Proxy Voting Committee deems to be an actual or potential conflict for the purposes of this Proxy Voting Policy.

Each person who serves as a Proxy Administrator, who is a member of an investment team that recommends votes or who serves on the Proxy Voting Committee shall, on at least an annual basis, provide to Artisan Partners a list of any portfolio companies with or in which he or she has a relationship or could otherwise be deemed to have a conflict. Each such person shall also certify to Artisan Partners at least annually that he or she agrees to update such list promptly upon becoming aware of any relationship, interest or conflict other than what he or she originally disclosed.

Artisan Partners will maintain a list of all such issuers with whom it has deemed that it has a potential conflict voting proxies (the “Identified Issuers”), and provide such list to each Proxy Administrator. The Proxy Administrator will refer all votes for Identified Issuers to a member of the Proxy Voting Committee by completing the form attached as Appendix C, a copy of which is attached hereto, in accordance with the procedures described below. Based on the information provided by the Proxy Administrator and such other information as the Proxy Voting Committee may request, the Proxy Voting Committee member will conduct an independent review of the proposed vote. If that member of the Proxy Voting Committee is a person with whom the Identified Issuer has a relationship (the “Conflicted Party”), a relative of the Conflicted Party or a member of the portfolio management team of the strategy that invests in such Identified Issuer, such person shall recuse himself or herself from the review of such vote and identify another member of the Proxy Voting

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Proxy Voting Policy
Committee without any such relationship with the Identified Issuer to conduct the review described above.

Artisan Partners believes that application of the Guidelines to vote client proxies should, in most cases, adequately address any possible conflicts of interest since the Guidelines are pre-determined. However, in the event an actual or potential conflict of interest has been identified, a member of the Proxy Voting Committee may instruct the Proxy Administrator to vote proxies in accordance with the recommendations of GL, provided that GL provides research and analysis with respect to the issuer in question and the Proxy Voting Committee has reason to believe GL is independent of such issuer. Such belief may be based upon a written certification provided to Artisan Partners by GL or any other source the Proxy Voting Committee deems reliable. In the event GL does not provide research and analysis with respect to the issuer in question or the Proxy Voting Committee has reason to believe GL is not independent of such issuer, a member of the Proxy Voting Committee may instruct the Proxy Administrator to vote proxies in accordance with the recommendations of RiskMetrics, provided that RiskMetrics provides research and analysis with respect to the issuer in question and the Proxy Voting Committee has reason to believe RiskMetrics is independent of such issuer. If neither GL nor RiskMetrics meet these requirements, the Proxy Voting Committee shall meet and consider what course of action will best serve the interests of Artisan Partners’ clients, consistent with Artisan Partners’ obligations under applicable proxy voting rules.

F.	Voting Analysis. RiskMetrics delivers information relating to its research on particular votes and its vote recommendations electronically to the Proxy Administrators. Each Proxy Administrator shall review the research and vote recommendations and
•	for all votes relating to routine or corporate administrative items (as identified in the Guidelines), excluding Social and Environmental Issues (as identified in Section II(D) of the Guidelines):
o	if the vote does not relate to an Identified Issuer, the Proxy Administrator shall confirm with RiskMetrics that the vote will be cast in accordance with the Guidelines; or

o	if the vote relates to an Identified Issuer, the Proxy Administrator will complete the form attached hereto as Appendix C and forward a copy of that form to a member of the Proxy Voting Committee, who shall instruct the Proxy Administrator to vote in accordance with the procedures described in Section 5.E. of this Policy.
•	for all votes relating to Social and Environmental Issues (as identified in Section II(D) of the Guidelines):
o	if the vote does not relate to an Identified Issuer, the Proxy Administrator shall contact a member of the Proxy Voting Committee and such Committee member will determine whether the vote should be cast consistent with

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Proxy Voting Policy
management’s recommendation or submitted to the investment team(s) whose portfolios hold the subject security to ascertain the team’s recommendation with respect to the vote (in which case the voting item will be treated as a discretionary item as set forth below); or

o	if the vote relates to an Identified Issuer, the Proxy Administrator will complete the form attached hereto as Appendix C and forward a copy of that form to a member of the Proxy Voting Committee, who shall instruct the Proxy Administrator to vote in accordance with the procedures described in Section 5.E. of this Policy.
•	for all other votes (identified as discretionary items in the Guidelines):
o	if the vote does not relate to an Identified Issuer, the Proxy Administrator shall contact the investment team(s) whose portfolios hold the subject security to ascertain the team’s recommendation with respect to the vote. The Proxy Administrator will then complete the form attached hereto as Appendix C. If the team recommends a vote consistent with the recommendation of RiskMetrics, the Proxy Administrator will forward a copy of that form to at least one member of the Proxy Voting Committee, who shall review the vote to ensure that the recommendation itself is not the result of a conflict of interest. If the team recommends a vote inconsistent with the recommendation of RiskMetrics, RiskMetrics does not make a recommendation, or the Committee member determines that the recommendation of the team is the result of a conflict of interest, the Proxy Administrator will forward the form to the members of the Proxy Voting Committee and will schedule a meeting of that Committee. The Proxy Voting Committee will consider the team’s recommended vote, any recommendation by RiskMetrics, the consistency of those recommendations with this Proxy Voting Policy, and any identified conflict of interest and shall determine the vote to be cast, in accordance with the standards set forth in this Policy. In the absence of a conflict of interest, the Committee will generally follow the team’s recommendation.

In certain circumstances, RiskMetrics may provide a recommendation with respect to a discretionary item for which no analysis or very limited analysis is provided. In such circumstances, the Proxy Administrator may request additional information from RiskMetrics and/or independently attempt to obtain additional information regarding the issuer in question. Any such additional information obtained will be provided to the relevant investment team. Regardless of the extent to which additional information is obtained, team recommendations consistent with the recommendation of RiskMetrics shall be followed in accordance with and subject to the guidelines set forth above.

o	if the vote relates to an Identified Issuer, the Proxy Administrator will complete the form attached hereto as Appendix C and forward a copy of that form to a member of the Proxy Voting Committee, who shall instruct the Proxy Administrator to vote in accordance with the procedures described in Section 5.E. of this Policy.
•	for votes of particular interest to an investment team: from time to time, the investment team(s) whose portfolios hold the subject security may determine that following the Guidelines would not be in the economic best interests of Artisan Partners’ clients as shareholders; in which case, the team(s) shall notify a Proxy Administrator, who will then complete the form attached hereto as Appendix C and

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Proxy Voting Policy
forward a copy of that form to the administrative assistant of the legal and compliance group, who shall forward the form to the members of the Proxy Voting Committee and schedule a meeting of that Committee. The Proxy Voting Committee shall consider the team’s recommended vote, any recommendation by RiskMetrics, the consistency of those recommendations with this Proxy Voting Policy, and any identified conflict of interest and shall determine the vote to be cast, in accordance with the standards set forth in this Policy. In the absence of a conflict of interest, the Committee will generally follow the team’s recommendation.
G.	Contacts with Issuers and Shareholders of Issuers. Artisan Partners generally does not engage in shareholder activism and rarely initiates conversations with an issuer’s management with respect to pending proxy voting issues. However, if an employee of Artisan Partners is contacted by an issuer, a shareholder of the issuer or a proxy solicitor with respect to a pending vote, such calls will be referred to the Proxy Administrator or a member of the Proxy Voting Committee who will request that such issuer, shareholder or solicitor submit information in writing to be considered. From time to time, a member of an investment team may discuss a pending issue with an issuer, shareholder or proxy solicitor. Such discussions are not intended to be prohibited by this Policy; however, if a member of an investment team makes a recommendation with respect to that particular vote to the Proxy Administrator as discussed above, such conversation shall be disclosed to the Proxy Administrator and information relating to that conversation shall be recorded on the form attached as Appendix C.
8.	Review of Votes Cast.

On a quarterly basis, Artisan Partners engages in a reconciliation process by which it compares (a) the number of shares voted by RiskMetrics with the settlement date holdings of Artisan Partners’ clients as of a record date and (b) the votes cast with Artisan Partners’ standing and specific voting instructions. Artisan Partners performs this quarterly reconciliation of the voting records of each client at least once per year. Because of voting disclosure rules and regulations applicable to registered investment companies, Artisan Partners reconciles the votes cast on behalf of its registered investment company clients every quarter.

The purpose of reconciliation is to identify voting discrepancies that may be specific to a particular client’s voting record and/or discrepancies that may be specific to the votes cast with respect to a particular issuer of securities. In many cases, particularly for clients participating in securities lending programs and clients in strategies with more active trading, full reconciliation of votes cast and shares held is not possible. In addition, in some cases, RiskMetrics may not receive a ballot on behalf of a client from that client’s custodian due to error of the custodian or failure of the custodian to receive the information from the issuer. Full reconciliation of votes cast and shares held by those clients also is not possible. However, Artisan Partners shall use reasonable efforts to determine the reasons for any discrepancies identified, and if such discrepancies are due to an administrative error of RiskMetrics, Artisan Partners shall work with RiskMetrics to minimize the risk of such errors in the future.

9.	Records and Reports.
A.	Reports. Artisan Partners shall make a summary of this Proxy Voting Policy available to clients on at least an annual basis. That summary may be contained in Artisan Partners’ Brochure. Artisan Partners shall also make the entire Proxy Voting Policy and Artisan Partners’ proxy voting records with respect to a client’s account available to that client or

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Proxy Voting Policy
its representatives for review and discussion upon the client’s request or as may be required by applicable law. Artisan Partners generally will not disclose publicly its past votes, share amounts voted or held or how it intends to vote on behalf of a client account except as required by applicable law, but may disclose such information to a client who itself may decide or may be required to make public such information. Upon a request from a person other than a client for information on Artisan Partners’ proxy voting, Artisan Partners personnel will not disclose such information unless otherwise directed to do so by a client, in which case Artisan Partners personnel will direct the requesting party to the Proxy Administrator or a member of the Proxy Voting Committee who will handle the request.

B.	Records — Basis for Vote. Artisan Partners shall maintain a copy of any document generated by Artisan Partners or its agents that was integral to formulating the basis for a proxy voting decision or that memorializes the basis for a proxy voting decision including:
1.	For votes relating to routine or corporate administrative matters, the basis for each vote cast is reflected in the Guidelines and no additional documentation is required.

2.	For all other votes, including votes relating to discretionary items or Identified Issuers, Artisan Partners shall maintain records relating to the independent review of the Proxy Voting Committee, including a copy of any request for consideration of a vote by the Proxy Voting Committee and any other correspondence relating to recommendations made by an investment team member.
C.	Records — General. The following documents shall also be maintained by Artisan Partners or by RiskMetrics or another third party service provider, on behalf of Artisan Partners; provided that if such documents are maintained by RiskMetrics or a service provider of Artisan Partners, RiskMetrics or such third party shall undertake to provide Artisan Partners copies of such documents promptly upon Artisan Partners’ request:
1.	a copy of each proxy statement received, provided that no copy need be retained of a proxy statement found on the SEC’s EDGAR website;

2.	a record of each proxy vote cast, including the issuer, the number of shares voted, a description of the proposal, how the shares were voted and the date on which the proxy was returned;

3.	a copy of each written client request for Artisan Partners’ proxy voting record with respect to such client and a copy of any written response from Artisan Partner to such client for that record; and

4.	a copy of Artisan Partners’ Proxy Voting Policy, including the Guidelines.
D.	Records — Retention. All records kept under this Article 9 shall be retained no less than seven years, the first two years in an appropriate office of Artisan Partners, or, if instructed by a client, for such longer period as may be mutually agreed by Artisan Partners and such client.

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Proxy Voting Policy
10.	Attached Exhibits

Attached as exhibits are the following documents, including a specimen or specimens of forms in use as of the effective date of this policy, which may be updated from time to time.

Appendix A	Proxy Voting Guidelines

Appendix B	Proxy Voting Committee

Appendix C	Request Form for Proxy Voting Committee’s Consideration of Vote

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APPENDIX A
PROXY VOTING GUIDELINES

I. BACKGROUND	1
II. GENERAL GUIDELINES	1
A. Reliance on Information Provided by and Due Diligence of RiskMetrics	1
B. Non-U.S. Securities	1
C. Securities Lending	2
D. Securities Not Acquired by Artisan Partners	2
E. Social and Environmental Issues	2
F. Consideration of Relevant Factors	2
III. ROUTINE AND CORPORATE ADMINISTRATIVE ITEMS	3
A. Operational Items	3
1. Adjourn Meeting	3
2. Amend Quorum Requirements	3
3. Minor Amendment to Charter or Bylaws	3
4. Change Company Name	3
5. Change in Principal Place of Business or Registered Office	3
6. Change Date, Time or Location of Annual Meeting	3
7. Ratify Auditors	3
8. Authorize Board to Fix Remuneration of Auditors	4
9. Confidential Voting	4
10. Submission of Financial Statements and Statutory Reports	4
11. Cash Dividend Distributions and Profit Distribution/Allocation Plans	4
12. Transact Other Business	4
13. Electronic Communications to Shareholders	4
14. Routine Operational Items of Foreign Issuers	4
B. Board of Directors	5
1. Director Nominees in Uncontested Elections	5
2. Age Limits	6
3. Service on Other Boards	6
4. Board Size	6
5. Classification/Declassification of the Board	6
6. Cumulative Voting	6
7. Director and Officer Indemnification and Liability Protection	6
8. Filling Vacancies	7
9. Removal of Directors	7
10. Stock Ownership Requirements	7
11. Term Limits	7
12. Majority Vote Requirements	7
C. Mergers and Corporate Restructuring	7
1. Appraisal Right	7
2. Conversion of Securities and Corporate Reorganizations	7
D. Antitakeover Defenses and Voting Related Issues	7
1. Amend Bylaws without Shareholder Consent	7
2. Control Share Acquisition Provisions	7
3. Fair Price Provisions	7
4. Greenmail	7
5. Issue Stock for Use with Rights Plan	8
6. Poison Pills (Shareholder Rights Plans)	8
7. Shareholders’ Ability to Act by Written Consent	8
8. Stakeholder Provisions	8
9. Supermajority Vote Requirements	8
E. Capital Structure	8
1. Adjustments to Par Value of Common Stock	8
2. Common Stock Authorization	8

1

3. Preferred Stock	8
4. Dual Class Stock	8
5. General Issuances of Equity or Equity-Linked Securities	9
6. Share Repurchase Programs	9
7. Reissuance of Repurchased Shares	9
8. Cancellation of Repurchased Shares	9
9. Stock Distributions: Splits and Dividends	9
10. Reverse Stock Splits	9
F. Executive and Director Compensation	9
1. Stock Plans in Lieu of Cash	9
2. Director Retirement Plans	9
3. Incentive Bonus Plans and Tax Deductibility Proposals	9
4. Shareholder Advisory Actions Regarding Executive Compensation	10
G. Bundled Proposals (Routine Items Only)	10
IV. DISCRETIONARY ISSUES	10
A. Board of Directors	10
1. Majority of Independent Directors	10
2. Majority of Independent Committee Members	10
3. Independent Chairman (Separate Chairman/CEO)	10
4. Cumulative Voting	10
5. Director and Officer Indemnification and Liability Protection	10
B. Proxy Contests	11
1. Director Nominees in Contested Elections	11
2. Reimbursing Proxy Solicitation Expenses	11
C. Mergers and Corporate Restructuring	11
1. Mergers and Acquisitions, Asset Purchases and Asset Sales	11
2. Conversion of Securities and Corporate Reorganizations	12
3. Formation of Holding Company	12
4. Going Private Transactions (LBOs and Minority Squeezeouts)	12
5. Issuance of Warrants/Convertibles/Debentures	12
6. Joint Ventures	13
7. Liquidations	13
8. Private Placements	13
9. Prepackaged Bankruptcy Plans	14
10. Recapitalizations	14
11. Spinoffs	14
D. Antitakeover Defenses	14
1. Fair Price Provisions	15
2. Greenmail	15
3. Poison Pills (Shareholder Rights Plans)	15
4. Shareholders’ Ability to Call Special Meetings	15
E. State or Country of Incorporation	15
1. State Takeover Statutes	15
2. Reincorporation Proposals	15
F. Capital Structure	16
1. Common Stock Authorization	16
2. Preferred Stock	16
3. Reverse Stock Splits	16
4. Preemptive Rights	16
5. Tracking Stock	16
G. Executive and Director Compensation	17
1. Bundled Compensation	17
2. Compensation Plans	17
3. Remuneration Report	17
4. Stock Plans in Lieu of Cash	17
5. Management Proposals Seeking Approval to Reprice Options	17
6. Employee Stock Purchase Plans	17
7. Incentive Bonus Plans and Tax Deductibility Proposals	18

2

8. Shareholder Proposals Regarding Executive and Director Pay	18
9. Golden and Tin Parachutes	18
H. Bundled Proposals	18

3

I.	BACKGROUND.

The following proxy voting guidelines (“Guidelines”) summarize Artisan Partners’ positions on various issues of concern to investors and give an indication of how portfolio securities generally will be voted on proposals dealing with particular issues. These Guidelines are based on Artisan Partners’ own research and analyses and the research and analyses provided by RiskMetrics.

The Guidelines, together with the Proxy Voting Policy, will be used for voting proxies on behalf of all of Artisan Partners’ clients for which Artisan Partners has voting authority. RiskMetrics is instructed to vote all proxies relating to portfolio securities in accordance with these Guidelines, except as otherwise instructed by Artisan Partners.

The Guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Artisan Partners votes differently than indicated in the Guidelines. Artisan Partners’ investment teams are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Administrator of circumstances where the interests of clients may warrant a vote contrary to the Guidelines. In such instances, the investment team member may submit a recommendation to the Proxy Administrator in accordance with the procedures outlined in the Proxy Voting Policy.

In addition, due to the varying regulations, customs and practices of non-U.S. countries, Artisan Partners may vote contrary to the Guidelines in circumstances where following the Guidelines would be inconsistent with local regulations, customs or practices.

II.	GENERAL GUIDELINES
A.	Reliance on Information Provided by and Due Diligence of RiskMetrics. Artisan Partners may rely on the information provided by and due diligence efforts of RiskMetrics in determining whether to vote for or against a particular matter, provided that the Proxy Administrator, the member of the relevant investment team, or the members of the Proxy Voting Committee who recommend, review or authorize the vote does not have actual knowledge that the information provided by RiskMetrics is incorrect.

B.	Non-U.S. Securities. In some non-U.S. jurisdictions, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates (“share blocking”). Artisan Partners believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting. Artisan Partners (or RiskMetrics on behalf of Artisan Partners) maintains a list of jurisdictions in which share blocking occurs. In such jurisdictions, there may be circumstances in which the specific securities voted might not in fact be subject to share blocking. However, because of the complexity and variety of share blocking restrictions in the various jurisdictions in which shares are held, Artisan Partners generally does not vote proxies in those jurisdictions unless a client’s proxy voting policy specifically requires other action. In some jurisdictions, a sub-custodian bank (record holder) may not have the power to vote shares, or may not receive ballots in a timely fashion, unless the client has fulfilled certain administrative requirements (for example, providing a power of attorney to the local sub-custodian), which may be imposed a single time or may be periodic. Artisan Partners does not have the ability to vote shares held in a client’s account unless the client, in conjunction with the client’s custodian, has fulfilled these requirements.

C.	Securities Lending. Certain of Artisan Partners’ clients engage in securities lending programs under which a client’s shares of an issuer could be on loan while that issuer is conducting a proxy solicitation. As part of the securities lending program, if the securities are on loan at the record date, the client lending the security cannot vote that proxy. Because Artisan Partners generally is not aware of when a security may be on loan, it does not have an opportunity to ask the client to recall the security prior to the record date. In addition, in some circumstances, a client may determine that recalling the security to vote is not in its best interest and may not be willing to do so. Therefore, in most cases, those shares will not be voted.

D.	Securities Not Acquired by Artisan Partners. From time to time, Artisan Partners’ client accounts may hold securities not specifically acquired for such accounts by Artisan Partners. Such securities are typically received through corporate or other actions, transfers in of securities acquired by other managers, or through clients’ investments in short-term investment funds for cash management purposes. When Artisan Partners receives proxies relating to such securities, it will vote in accordance with the recommendations of RiskMetrics.

E.	Social and Environmental Issues. When Artisan Partners votes a client’s proxy, a client’s economic interest as a shareholder is Artisan Partners’ primary consideration in determining how proxies should be voted. Except as otherwise specifically instructed by a client, Artisan Partners generally does not take into account interests of other stakeholders or interests the client may have in other capacities. In general, Artisan Partners votes with management on shareholder social and environmental proposals, on the basis that a positive impact on share value can rarely be anticipated from such proposals. Among the social and environmental issues to which this pertains are the following: board diversification issues (e.g., representation on the board of women and minorities), consumer issues and public safety (e.g., animal rights, genetically modified foods, handguns, predatory lending, tobacco), environmental and energy issues (e.g., wildlife preservation, CERES principles, general environmental issues, global warming, recycling, renewable energy), labor standards and human rights (e.g., international codes of conduct, country-specific human rights reports, China principles, MacBride principles), military business (e.g., military sales, weapons production), workplace diversity (e.g., equal opportunity reports, sexual orientation, employee diversity) and charitable contributions.

F.	Consideration of Relevant Factors. These Guidelines below may provide examples of factors to be considered in determining how to vote on certain issues. These factors should not be considered exclusive or exhaustive. The Proxy Committee shall consider such factors as it considers to be appropriate in light of the circumstances.

III.	ROUTINE AND CORPORATE ADMINISTRATIVE ITEMS
A.	Operational Items.
1.	Adjourn Meeting. Vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal. Circumstances in which an adjournment is sought to provide management with additional time during which to seek shareholder approval of a merger/acquisition, asset purchase/sale or other like transaction of which Artisan Partners is in favor shall be deemed to be a compelling reason to support such proposals.

2.	Amend Quorum Requirements. Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

3.	Minor Amendment to Charter or Bylaws. Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections) or changes required by or to conform to applicable law or requirements of national exchanges or other regulatory organizations.

4.	Change Company Name. Vote FOR proposals to change the corporate name.

5.	Change in Principal Place of Business or Registered Office. Vote FOR proposals to change principal place of business or registered office, unless the proposal appears unreasonable or would cause a change in the state or country of incorporation. Also, vote FOR proposals to grant authorization to the board of directors to amend organizational documents in connection with such change.

6.	Change Date, Time, or Location of Annual Meeting.
•	Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

•	Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.
7.	Ratify Auditors. Vote FOR management proposals to ratify the selection of auditors, unless:
•	An auditor has a significant professional or personal relationship with the issuer that compromises the firm’s independence, including whether the amount of consulting or related services provided by the auditor to the issuer is excessive; or

•	There is reason to believe the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.
8.	Authorize Board to Fix Remuneration of Auditors. Vote FOR proposals to authorize the board to fix the remuneration of auditors unless the firm does not vote in favor of the proposal to ratify the selection of those auditors or would not have done so had a proposal to ratify the selection of those auditors been made.

9.	Confidential Voting. Vote FOR proposals to adopt confidential voting, use independent vote tabulators and use independent inspectors of election.

10.	Submission of Financial Statements and Statutory Reports. Vote FOR routine submissions of an issuer’s annual financial statements and statutory reports.

11.	Cash Dividend Distributions and Profit Distribution/Allocation Plans. Vote FOR routine submissions of an issuer’s cash dividend payout and profit distribution/allocation plans. Also, vote FOR ratification of board actions taken with respect to such dividend payouts and profit distribution/allocation plans.

12.	Transact Other Business. Vote AGAINST proposals to approve other business when it appears as a voting item.

13.	Electronic Communications to Shareholders. Vote FOR proposals to allow for delivery of notices and various corporate documents (such as prospectuses and annual reports, for example) to shareholders via electronic means to the extent shareholders are given the right to request hard copies of such notices and documents. Also, vote FOR proposals to grant authorization to the board of directors to amend organizational documents permitting such electronic communications to shareholders.

14.	Routine Operational Items of Foreign Issuers. Vote FOR proposals to approve certain routine operational items frequently submitted by management of non-U.S. issuers, including, but not limited to the following:
•	election of chairman of the annual general meeting (“AGM”);

•	preparation and approval of list of shareholders entitled to vote at AGM;

•	approval of meeting agenda;

•	approval of minutes of previous AGM;

•	acceptance of the submission of various reports to shareholders, including but not limited to audit committee reports, chairman’s reports, operations reports, reports on company performance, etc.;

•	appointment of internal statutory auditors, but vote AGAINST appointment of internal statutory auditors that are affiliated with the issuer and are listed as independent;

•	award of cash fees to non-executive directors, unless the amounts are excessive relative to other companies in the country or industry;

•	re-registration of shares;

•	discharge of responsibility of the management or supervisory board for the fiscal year in review, but vote AGAINST such proposal if there are serious questions about actions of the management or board members or legal action is being taken against the management or board members by other shareholders;

•	approval of retirement plans for employee directors;

•	approval of general meeting guidelines;

•	grant of authorization to the board of directors to ratify and execute approved resolutions;

•	designation of inspector or shareholder representative for approval of the minutes of the AGM;

•	acknowledgment of the proper convening of the AGM; and

•	adoption of or approval of changes to procedural rules for shareholders’ general meetings, board meetings and supervisory committee meetings that are guidelines that seek to establish functions, powers, policies and procedures for these types of meetings in accordance with applicable law or requirements of national exchanges or other regulatory organizations.
In instances where a member of the Proxy Voting Committee believes that sufficient information is not available to make an informed voting decision on a matter, a vote will be placed in accordance with the recommendations of RiskMetrics.
B.	Board of Directors.
1.	Director Nominees in Uncontested Elections. Vote FOR director nominees (including internal statutory auditors of Japanese companies) and nominees to any committee of the board of directors in uncontested elections, except that votes should be withheld from directors who, as reported in the issuer’s proxy statement or materials provided by one of Artisan Partners’ proxy service providers:
•	Attended less than 75% of the board and committee meetings without a valid reason for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence reduced the director’s attendance below 75%;

•	Votes to implement or renew a dead-hand or slow-hand poison pill;

•	Ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years;

•	Ignored a shareholder proposal approved by a majority of the shares outstanding;

•	Failed to act on a takeover offer where the majority of the shareholders had tendered their shares;

•	With respect to director candidates of U.S. companies only, serves on the board of directors of more than six publicly-traded companies or serves as the chief executive officer of a publicly-traded company and also serves on the board of directors of more than two publicly-traded companies besides his/her own company (except that a vote will not be withheld for a candidate in director elections of the publicly traded company for which the director also serves as the chief executive officer; i.e., the vote will be withheld only in director elections for such candidate’s outside boards);

•	In the past ten years was convicted of or pled guilty or no contest in a domestic or foreign court to any felony or misdemeanor involving fraud, false statements, wrongful taking of property, bribery, perjury, forgery, counterfeiting, extortion or conspiracy to commit any of these offenses, or has been found by a regulatory authority with jurisdiction over the nominee to have committed any such offense.
If the number of candidates in an election is greater than the number of seats to be filled, such election will be deemed contested and will be voted in accordance with the requirements set forth in sub-section entitled “Proxy Contests” under Discretionary Issues section of the Guidelines.
2.	Age Limits. Vote AGAINST proposals to impose a mandatory retirement age for outside directors.

3.	Service on Other Boards. Vote FOR proposals to release restrictions of competitive activities of directors, which would permit the directors to serve on the boards of other companies to the extent such service on other boards is not otherwise limited or prohibited pursuant to applicable laws or regulations. Vote AGAINST any proposals that would impose restrictions on competitive activities of directors that would prohibit the directors from serving on the boards of other companies, unless such restrictions or prohibitions are warranted by the applicable laws or regulations.

4.	Board Size. Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside a specified range without shareholder approval.

5.	Classification/Declassification of the Board. Vote AGAINST proposals to classify the board, including proposals to amend charter or bylaws to, in effect, permit classification of the board. Vote FOR proposals to repeal classified boards and to elect all directors annually, including proposals to amend charter or bylaws to, in effect, eliminate classification of the board.

6.	Cumulative Voting. Vote AGAINST proposals to eliminate cumulative voting. In director elections of companies in countries where cumulative voting is required by law or regulation, vote FOR the directors in accordance with the cumulative voting recommendations by RiskMetrics.

7.	Director and Officer Indemnification and Liability Protection. Vote AGAINST proposals that would eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

8.	Filling Vacancies. Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

9.	Removal of Directors. Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

10.	Stock Ownership Requirements. Vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

11.	Term Limits. Vote AGAINST shareholder proposals to limit the tenure of outside directors.

12.	Majority Vote Requirements. Vote AGAINST shareholder proposals to require election of directors by a majority of votes cast. Vote FOR management proposals to require election of directors by a majority of votes cast.
C.	Mergers and Corporate Restructuring.
1.	Appraisal Right. Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

2.	Conversion of Securities and Corporate Reorganizations. Vote FOR the conversion or reorganization if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.
D.	Antitakeover Defenses and Voting Related Issues.
1.	Amend Bylaws without Shareholder Consent. Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

2.	Control Share Acquisition Provisions. Vote AGAINST proposals to amend the charter to include control share acquisition provisions. Vote FOR proposals to restore voting rights to the control shares and to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

3.	Fair Price Provisions. Vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

4.	Greenmail. Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

5.	Issue Stock for Use with Rights Plan. Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

6.	Poison Pills (Shareholder Rights Plans). Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem (rescind) it.

7.	Shareholders’ Ability to Act by Written Consent. Vote AGAINST proposals to restrict or prohibit shareholders’ ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

8.	Stakeholder Provisions. Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

9.	Supermajority Vote Requirements. Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.
E.	Capital Structure.
1.	Adjustments to Par Value of Common Stock. Vote FOR management proposals to reduce the par value of common stock, unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action. Vote FOR management proposals to eliminate par value.

2.	Common Stock Authorization. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights unless clients hold the class with the superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

3.	Preferred Stock. Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

4.	Dual Class Stock. Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder
5.	General Issuances of Equity or Equity-Linked Securities. Vote FOR proposals to issue equity or equity-linked securities with preemptive rights to a maximum of 100% or without preemptive rights to a maximum of 20% over currently issued capital over a specified period of time, unless adequate restrictions on discounts and the limit on the number of times the mandate may be refreshed are not set.

6.	Share Repurchase Programs. Vote FOR management proposals to institute open-market share repurchase plans, unless there is evidence that the proposed repurchase plans are not fair to all shareholders.

7.	Reissuance of Repurchased Shares. Vote FOR management proposals to reissue previously repurchased shares to the extent such reissuance would have a dilution effect of no more than 10%, unless there is clear evidence of abuse of this authority in the past.

8.	Cancellation of Repurchased Shares. Vote FOR management proposals to cancel previously repurchased shares for routine accounting purposes unless the terms are unfavorable to shareholders.

9.	Stock Distributions: Splits and Dividends. Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined by taking into consideration the results of an analysis that uses a model developed by RiskMetrics.

10.	Reverse Stock Splits. Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced or to avoid delisting.
F.	Executive and Director Compensation.
1.	Stock Plans in Lieu of Cash. Vote FOR plans which provide a dollar-for-dollar cash for stock exchange for non-employee director plans only.

2.	Director Retirement Plans. Vote AGAINST retirement plans for non-employee directors. Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

3.	Incentive Bonus Plans and Tax Deductibility Proposals. Vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of ensuring the deductibility of compensation under the provisions of Section 162(m) of the Internal Revenue Code if no increase in shares is requested. Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m). Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

4.	Shareholder Advisory Actions Regarding Executive Compensation. Vote AGAINST shareholder proposals to take advisory actions regarding executive compensation.
G.	Bundled Proposals (Routine Items Only) . Vote bundled or “conditioned” proposals that consist of routine items and that, if voted separately, would result in conflicting outcomes, pursuant to recommendations of RiskMetrics.
IV.	DISCRETIONARY ISSUES
A.	Board of Directors.
1.	Majority of Independent Directors. Vote on proposals requiring the board to consist of a majority of independent directors on a CASE-BY-CASE basis.

2.	Majority of Independent Committee Members. Vote on proposals requiring the board audit, compensation and/or nominating committees be composed exclusively of independent directors on a CASE-BY-CASE basis.

3.	Independent Chairman (Separate Chairman/CEO). Vote on shareholder proposals requiring the position of chairman be filled by an independent director on a CASE-BY-CASE basis, examining any or all of the following factors:
•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties

•	The company publicly discloses a comparison of the duties of its independent lead director and that of its chairman

•	The company publicly discloses a sufficient explanation as to why it chose not to give the position of chairman to the independent lead director

•	Majority of independent directors

•	All independent key committees

•	Established governance guidelines

•	No problematic governance issues

•	Company performance
4.	Cumulative Voting. All proposals to restore or provide for cumulative voting should be evaluated on a CASE-BY-CASE basis relative to other governance provisions contained in the company’s governing documents and the company’s relative performance.

5.	Director and Officer Indemnification and Liability Protection. Proposals providing expanded insurance coverage or indemnification or liability protection in cases when a director or officer was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company, but the director’s or officer’s legal defense was nonetheless unsuccessful, should be evaluated on a CASE-BY-CASE basis.
B.	Proxy Contests.
1.	Director Nominees in Contested Elections. Votes in a contested election of directors should be decided on a CASE-BY-CASE basis, with shareholders determining which directors are best suited to add value for shareholders, considering the following factors:
•	Performance of the company relative to its peers

•	Strategic plans of the incumbents and the dissidents

•	Independence of directors/nominees

•	Governance profile of the company

•	Evidence of management entrenchment

•	Experience and skills of board candidates

•	Responsiveness to shareholders

•	Whether takeover offer has been rebuffed
If the number of candidates in an election is greater than the number of seats to be filled, such election will be deemed contested.

2.	Reimbursing Proxy Solicitation Expenses. In cases where Artisan Partners votes in favor of the dissidents, it also votes FOR reimbursing proxy solicitation expenses. Otherwise, voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.
C.	Mergers and Corporate Restructuring.
1.	Mergers and Acquisitions, Asset Purchases and Asset Sales. Votes on mergers and acquisitions, issuance of securities to facilitate mergers and acquisitions, asset purchases and asset sales should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by considering, as applicable:
•	Strategic rationale for the transaction and financial and operational benefits

•	Offer price (cost vs. premium) and market reaction

•	How the transaction was negotiated and the process

•	Changes in corporate governance and their impact on shareholder rights

•	Conflicts of interest

2.	Conversion of Securities and Corporate Reorganizations. Votes on proposals regarding conversion of securities and corporate reorganizations are determined on a CASE-BY-CASE basis by considering, as applicable:
•	Dilution to existing shareholders’ position

•	Conversion price relative to market value

•	Financial issues

•	Control issues

•	Termination penalties

•	Terms of the offer

•	Management’s efforts to pursue other alternatives

•	Conflicts of Interest
3.	Formation of Holding Company. Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis by considering:
•	Reasons for the change

•	Any financial or tax benefits

•	Regulatory benefits

•	Increases in capital structure

•	Changes to the articles of incorporation or bylaws of the company
4.	Going Private Transactions (LBOs and Minority Squeezeouts). Vote on going private transactions on a CASE-BY-CASE basis, taking into account:
•	Offer price/premium

•	Fairness opinion

•	How the deal was negotiated

•	Other alternatives/offers considered

•	Non-completion risk

•	Conflicts of interest
5.	Issuance of Warrants/Convertibles/Debentures. Votes on proposals regarding issuance of warrants, convertibles and debentures should be determined on a CASE-BY-CASE basis by considering:
•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue alternatives

•	Control issues

•	Conflicts of interest
6.	Joint Ventures. Vote CASE-BY-CASE on proposals to form joint ventures, taking into account:
•	Percentage of assets/business contributed

•	Percentage ownership

•	Financial and strategic benefits

•	Governance structure

•	Conflicts of interest

•	Other alternatives

•	Non-completion risk
7.	Liquidations. Votes on liquidations should be determined on a CASE-BY-CASE basis after reviewing:
•	Management’s efforts to pursue other alternatives

•	Appraisal value of the assets

•	Compensation plan for executives managing the liquidation
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

8.	Private Placements. Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis by considering:
•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue alternatives

•	Control issues

•	Conflicts of interest
Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

9.	Prepackaged Bankruptcy Plans. Vote on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a CASE-BY-CASE basis, after evaluating:
•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue other alternatives

•	Control issues

•	Conflicts of interest
Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

10.	Recapitalizations. Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account:
•	More simplified capital structure

•	Enhanced liquidity

•	Fairness of conversion terms, including fairness opinion

•	Impact on voting power and dividends

•	Reasons for the reclassification

•	Conflicts of interest

•	Other alternatives considered
11.	Spinoffs. Votes on spinoffs should be considered on a CASE-BY-CASE basis, considering:
•	Tax and regulatory advantages

•	Planned use of the sale proceeds

•	Benefits that the spinoff may have on the parent company

•	Valuation of spinoff

•	Conflicts of interest

•	Any changes in corporate governance and their impact on shareholder rights

•	Change in the capital structure

D.	Antitakeover Defenses.
1.	Fair Price Provisions. Votes on proposals to adopt fair price provisions or opt out of state fair price provisions are determined on a CASE-BY-CASE basis giving consideration to the following factors:
•	Percentage of outstanding shares that an acquirer must obtain before triggering the defense

•	Formula employed in determining fair price

•	Vote needed to overcome the board’s opposition to the acquisition

•	Vote required to repeal or amend the fair pricing provision

•	Size of the block of shares controlled by officers, directors, and their affiliates

•	Other takeover provisions

•	Company history relating to premium acquisition offers
2.	Greenmail. Votes on anti-greenmail proposals which are bundled with other charter or bylaw amendments should be determined on a CASE-BY-CASE basis after determining whether the overall effect of the proposal is positive or negative for shareholders.

3.	Poison Pills (Shareholder Rights Plans) . Votes regarding management proposals to ratify a poison pill should be determined on a CASE-BY-CASE basis. Ideally, plans should embody the following attributes:
•	20% or higher flip-in or flip-over

•	Two to three year sunset provision

•	No dead-hand, slow-hand, no-hand or similar features

•	Shareholder redemption feature: If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
4.	Shareholders’ Ability to Call Special Meetings. Votes on proposals to restrict or prohibit shareholders’ ability to call special meetings or to remove restrictions on the right of shareholders to act independently of management should be evaluated on a CASE-BY-CASE basis.
E.	State or Country of Incorporation.
1.	State Takeover Statutes. Votes on proposals to opt in or out of state takeover statutes (control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pills endorsements, severance pay and labor contract provisions, anti-greenmail provisions and disgorgement provisions) should be considered on a CASE-BY-CASE basis.

2.	Reincorporation Proposals. Votes on proposals to change a company’s state or country of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns:
•	Reasons for reincorporation

•	Comparison of company’s governance provisions prior to and following the transaction

•	Comparison of corporation laws of original state or country and destination state or country
F.	Capital Structure.
1.	Common Stock Authorization. Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis, taking into consideration the results of an analysis that uses a model developed by RiskMetrics.

2.	Preferred Stock. Votes on proposals to increase the number of shares of blank check preferred shares are determined on a CASE-BY-CASE basis after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

3.	Reverse Stock Splits. Votes on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis, taking into consideration the results of an analysis that uses a model developed by RiskMetrics.

4.	Preemptive Rights. Votes regarding shareholder proposals seeking preemptive rights should be determined on a CASE-BY-CASE basis after evaluating:
•	The size of the company

•	The shareholder base

•	The liquidity of the stock
5.	Tracking Stock. Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against the following factors:
•	Adverse governance changes

•	Excessive increases in authorized capital stock

•	Unfair method of distribution

•	Diminution of voting rights

•	Adverse conversion features

•	Negative impact on stock option plans

•	Other alternatives such as a spinoff
G.	Executive and Director Compensation.
1.	Bundled Compensation. Votes on non-executive director compensation proposals that include both cash and share-based components as well as proposals that bundle compensation for both non-executive and executive directors into a single resolution are determined on a CASE-BY-CASE basis.

2.	Compensation Plans. Votes on compensation plans for executives and directors are determined on a CASE-BY-CASE basis, taking into account the results of an analysis that uses a proprietary, quantitative model developed by RiskMetrics.

3.	Remuneration Report. Votes on an issuer’s compensation policy as set out in a remuneration report are determined on a CASE-BY-CASE basis, taking into account the results of an analysis that uses a proprietary, quantitative model developed by RiskMetrics.

4.	Stock Plans in Lieu of Cash. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis taking into account the results of an analysis that uses a proprietary, quantitative model developed by RiskMetrics. Votes on plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

5.	Management Proposals Seeking Approval to Reprice Options. Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange and treatment of surrendered options

•	Option vesting period and term of the option

•	Exercise price

•	Participants
6.	Employee Stock Purchase Plans. Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis, by considering the following factors:
•	Purchase price compared to fair market value

•	Offering period

•	Potential voting power dilution

7.	Incentive Bonus Plans and Tax Deductibility Proposals. Votes to amend existing plans to increase shares reserved and to qualify for tax deductibility under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis taking into account the results of an analysis that uses a proprietary, quantitative model developed by RiskMetrics.

8.	Shareholder Proposals Regarding Executive and Director Pay. Vote on a CASE-BY-CASE basis for all shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers’ compensation, pay level versus industry-typical compensation, and long term corporate outlook.

9.	Golden and Tin Parachutes. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes (severance plans that cover senior level executives of a firm in the event that the firm undergoes a change in control) or tin parachutes (severance plans that cover all of the employees of a company in the event it undergoes a change in control). An acceptable parachute should include the following:
•	The parachute should be less attractive than an ongoing employment opportunity with the firm; and

•	The triggering mechanism should be beyond the control of management.
H.	Bundled Proposals. Vote bundled or “conditioned” proposals on a CASE-BY-CASE basis taking into account the aggregate effect of the items.

APPENDIX B
PROXY VOTING COMMITTEE
Janet D. Olsen
Lawrence A. Totsky
Gregory K. Ramirez
Sarah A. Johnson
Jasna B. Dolgov
Revised: 3/24/09

B-1

APPENDIX C
REQUEST FOR PROXY VOTING COMMITTEE’S
CONSIDERATION OF VOTE
For votes on issues other than routine or corporate administrative items (as described in the Guidelines), Artisan Partners’ Proxy Voting Policy requires a Proxy Administrator to contact the investment team(s) whose portfolio(s) hold the subject security to ascertain the team’s recommendation with respect to the vote. In addition, the Policy permits portfolio managers to submit recommendations for proxy votes for items not covered in the Guidelines or that are contrary to the Guidelines to the Proxy Voting Committee. The Committee is then responsible for reviewing the recommendation and determining the vote to be cast. The Proxy Voting Policy also requires that all votes taken with respect to Identified Issuers be presented to the Committee for review and determination as to the votes to be cast. In order to facilitate the process of reviewing an investment team’s recommendation and/or a vote relating to an Identified Issuer, the Proxy Administrator shall complete the form below and provide it to the administrative assistant of the legal and compliance group. The administrative assistant will forward the form to members of the Committee, who will review it in connection with their convening a meeting.
Capitalized terms not otherwise defined in this Appendix have the meanings ascribed to them in the Policy.
Part I. Information on Proxy Issue (to be completed by Proxy Administrator)
a.	Name of issuer:

b.	Date of meeting: Deadline for casting vote:

c.	Investment strategy or strategies in which issuer is held:

d.	Does Artisan Partners hold on behalf of its clients more than 5% of the outstanding shares of the issuer? ☐ Yes ☐ No

e.	Is issuer an Identified Issuer? ☐ Yes ☐ No

f.	Attach research and recommendation from RiskMetrics on the matter(s) to be voted and identify the item(s) to be considered by the Committee by circling the agenda item(s).

g.	Name of proxy administrator:
Part II. Recommendation from Investment Team(s) (to be completed by the Proxy Administrator)
a.	Name of investment team contact:

b.	Describe below (or attach hereto) the recommended vote(s), together with the relevant factors the team considered related to the recommended vote.

Part III. Determination of Vote to be Cast (to be completed by the Committee)
The Committee shall review the foregoing information and such other information as it deems relevant and appropriate to determine the vote to be cast, in accordance with the standards set forth in the Policy.
Describe below (or attach hereto) any additional considerations of the Committee in determining the vote to be cast.

In accordance with the standards set forth in the Policy and upon review of the foregoing, the Committee has determined to cast the following votes:

Approved by the Committee on

By:                                         , on behalf of the Committee
Print Name:

Proxy Voting
BHMS has the responsibility for voting proxies for portfolio securities consistent with the best economic interests of the beneficial owners. BHMS maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm’s proxy policies and procedures to clients. BHMS will provide information to clients about how their proxies were voted and will retain records related to proxy voting.
BHMS retains Risk Metrics Group (RMG) for corporate governance research and uses RMG’s policy recommendations unless a decision is made to override a specific issue. The director of equity operations, who serves as the proxy coordinator, will review each proxy for each company to ensure that all votes are in the best interest of the beneficial owners.
Proxy Oversight Committee
•	BHMS’ Proxy Oversight Committee reviews and reevaluates RMG’s policies. Policy modifications and updates implemented by RMG will be reviewed by the Proxy Oversight Committee on an on-going basis to assure that all proxy voting decisions are in the best interests of the beneficial owner.

•	The Proxy Oversight Committee includes the president, two portfolio managers and the proxy coordinator.
Conflicts of Interest
•	All proxies will be voted uniformly in accordance with RMG recommendations unless BHMS overrides a specific issue. This includes proxies of companies who are also clients, thereby eliminating potential conflicts of interest.
BHMS has adopted written procedures to implement the Firm’s policy and reviews to monitor and ensure our policy is observed, implemented properly and amended or updated, as appropriate, including:
•	BHMS sends a daily electronic transfer of all stock positions to RMG.

•	RMG identifies all accounts eligible to vote for each security and posts the proposals and research on its secure, proprietary online system.

•	The proxy coordinator reviews each proxy proposed and re-evaluates existing voting guidelines. Any new or controversial issues are presented to the Proxy Oversight Committee for evaluation.

•	RMG verifies that every vote is received, voted and recorded.

•	BHMS sends a proxy report to each client, at least annually (or as requested by client), listing number of shares voted and disclosing how each proxy was voted.

•	All voting records are retained on the network, which is backed up daily. RMG retains records for seven years.

•	BHMS’ guidelines addressing specific issues are available upon request by calling 214-665-1900 or by e-mailing: clientservices@barrowhanley.com.

Barrow, Hanley, Mewhinney & Strauss, inc.	1

•	BHMS will identify any conflicts that exist between the interests of the Firm and the client by reviewing the relationship of the Firm with the issuer of each security to determine if we or any of our employees have any financial, business or personal relationship with the issuer.

•	If a material conflict of interest exists, the proxy coordinator will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

•	BHMS will maintain a record of the voting resolution of any conflict of interest.

•	The proxy coordinator shall retain the following proxy records in accordance with the SEC’s five-year retention requirement:
➢	These policies and procedures and any amendments;

➢	A record of each vote cast; and

➢	Any document BHMS created that was material to making a decision on how to vote proxies, or that memorializes that decision.
The director of equity operations/proxy coordinator is responsible for implementing and monitoring our proxy voting policy, procedures, disclosures and recordkeeping, including outlining our voting guidelines in our procedures.

Barrow, Hanley, Mewhinney & Strauss, inc.	2

CONFIDENTIAL
Proxy Voting Policies and Procedures
For BlackRock Advisors, LLC
And Its Affiliated SEC Registered Investment Advisers
Effective
June, 2008
Copyright © 2008 BlackRock, Inc.
All rights reserved.

CONFIDENTIAL

Proxy Voting Policies and Procedures
These Proxy Voting Policies and Procedures (the “Policy”) for BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers[1] (“BlackRock”) reflect our duty as a fiduciary under the Investment Advisers Act of 1940 (the “Advisers Act”) to vote proxies in the best interests of our clients. BlackRock serves as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to BlackRock’s clients. Certain clients of BlackRock have retained the right to vote such proxies in general or in specific circumstances.[2] Other clients, however, have delegated to BlackRock the right to vote proxies for securities held in their accounts as part of BlackRock’s authority to manage, acquire and dispose of account assets.

When BlackRock votes proxies for a client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client’s agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client’s behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client’s best interests,[3] whether or not the client’s proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 (“ERISA”).[4] When voting proxies for client accounts (including investment companies), BlackRock’s primary objective is to make voting decisions solely in the best interests of clients and ERISA clients’ plan beneficiaries and participants. In fulfilling its obligations to clients, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.5 It is imperative that BlackRock considers the interests of its clients, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock’s interest and those of BlackRock’s clients are properly addressed and resolved.

Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those

1	The Policy does not apply to BlackRock Asset Management U.K. Limited and BlackRock Investment Managers International Limited, which are U.S. registered investment advisers based in the United Kingdom.

2	In certain situations, a client may direct BlackRock to vote in accordance with the client’s proxy voting policies. In these situations, BlackRock will seek to comply with such policies to the extent it would not be inconsistent with other BlackRock legal responsibilities.

3	Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).

4	DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2

5	Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.

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policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.
In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, BlackRock has adopted these policies and procedures. BlackRock’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients.[6] The Committee is comprised of senior members of BlackRock’s Portfolio Management Group and advised by BlackRock’s Legal and Compliance Department.
I.	SCOPE OF COMMITTEE RESPONSIBILITIES

The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for BlackRock accounts.[7]

The Committee shall establish BlackRock’s proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a “right” way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.

The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues. BlackRock believes that certain proxy voting issues — such as approval of mergers and other significant corporate transactions — require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).[8]

6	Subject to the Proxy Voting Policies of Merrill Lynch Bank & Trust Company FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Bank & Trust Company FSB trust accounts managed by personnel dually-employed by BlackRock.

7	The Committee may delegate day-to-day administrative responsibilities to other BlackRock personnel and/or outside service providers, as appropriate.

8	The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.

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While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for BlackRock’s clients, on how best to maximize economic value in respect of a particular investment.

The Committee will also be responsible for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.9 All records will be maintained in accordance with applicable law. Except as may be required by applicable legal requirements, or as otherwise set forth herein, the Committee’s determinations and records shall be treated as proprietary, nonpublic and confidential.

The Committee shall be assisted by other BlackRock personnel, as may be appropriate. In particular, the Committee has delegated to the BlackRock Operations Department responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Operations Department shall ensure that proxy voting issues are promptly brought to the Committee’s attention and that the Committee’s proxy voting decisions are appropriately disseminated and implemented.

To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Institutional Shareholder Services (“ISS”) in that role. ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.
     II. SPECIAL CIRCUMSTANCES
     A. Routine Consents
BlackRock may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by BlackRock clients. BlackRock will generally treat such requests for consents not as “proxies” subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible BlackRock investment professionals, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which BlackRock clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.

9	The Committee may delegate the actual maintenance of such records to an outside service provider. Currently, the Committee has delegated the maintenance of such records to Institutional Shareholder Services.

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     B. Securities on Loan
Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender (unless the loan is recalled). BlackRock believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a matter that satisfies such client. If client has decided to participate in a securities lending program, BlackRock will therefore defer to the client’s determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. Where a client retains a lending agent that is unaffiliated with BlackRock, BlackRock will generally not seek to vote proxies relating to securities on loan because BlackRock does not have a contractual right to recall such loaned securities for the purpose of voting proxies. Where BlackRock or an affiliate acts as the lending agent, BlackRock will also generally not seek to recall loaned securities for proxy voting purposes, unless the portfolio manager responsible for the account or the Committee determines that voting the proxy is in the client’s best interest and requests that the security be recalled.
     C. Voting Proxies for Non-US Companies
While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.
As a consequence, BlackRock votes proxies of non-US companies only on a “best-efforts” basis. In addition, the Committee may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from BlackRock portfolio managers) may override such determination with respect to a particular issuer’s shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case BlackRock will seek to vote on a best-efforts basis.
     D. Securities Sold After Record Date
With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting.

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     E. Conflicts of Interest
From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a “BlackRock Affiliate”), or a money management or other client of BlackRock (a “BlackRock Client”).[10] In such event, provided that the Committee is aware of the real or potential conflict, the following procedures shall apply:
1. The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients. If, however, the matter to be voted on represents a non-routine matter that is material to a BlackRock Affiliate or a BlackRock Client and the Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock’s clients; and
2. if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the BlackRock Portfolio Management Group and/or the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client’s best interest notwithstanding the conflict.
     III. VOTING GUIDELINES
The Committee has determined that it is appropriate and in the best interests of BlackRock’s clients to adopt the following voting guidelines, which represent the Committee’s usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee’s judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.
     A. Boards of Directors
These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies. As a general matter, the Committee believes that a company’s Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director

10	Such issuers may include investment companies for which BlackRock provides investment advisory, administrative and/or other services.

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nominee’s history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.
The Committee’s general policy is to vote:

VOTE and DESCRIPTION
A. 1	FOR nominees for director of United States companies in uncontested elections, except for nominees who

	•	have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting (s) due to illness or company business

	•	voted to implement or renew a “dead-hand” poison pill

	•	ignored a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

	•	failed to act on takeover offers where the majority of the shareholders have tendered their shares

	•	are corporate insiders who serve on the audit, compensation or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

	•	on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance

	•	sit on more than six boards of public companies

A.2	FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees’ poor records of representing shareholder interests, on a case-by-case-basis

A.3	FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.4	AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.5	AGAINST proposals supporting cumulative voting

A.6	FOR proposals eliminating cumulative voting

A.7	FOR proposals supporting confidential voting

A.8	FOR proposals seeking election of supervisory board members

A.9	AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors

A. 10	AGAINST shareholder proposals for term limits for directors

A. 11	FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older

A. 12	AGAINST shareholder proposals requiring directors to own a minimum amount of company stock

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VOTE and DESCRIPTION
A. 13	FOR proposals requiring a majority of independent directors on a Board of Directors

A.14	FOR proposals to allow a Board of Directors to delegate powers to a committee or committees

A.15	FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors

A. 16	AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer

A.17	FOR proposals to elect account inspectors

A. 18	FOR proposals to fix the membership of a Board of Directors at a specified size

A. 19	FOR proposals permitting shareholder ability to nominate directors directly

A.20	AGAINST proposals to eliminate shareholder ability to nominate directors directly

A.21	FOR proposals permitting shareholder ability to remove directors directly

A.22	AGAINST proposals to eliminate shareholder ability to remove directors directly

A.23	FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure

A.24	FOR precatory and binding resolutions requesting that the board change the company’s by-laws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats

A.25	AGAINST shareholder proposals requiring two candidates per board seat

A.26	AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care

A.27	AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness

A.28	AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e. “permissive indemnification”), but that previously the company was not required to indemnify

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VOTE and DESCRIPTION
A.29	FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

• If the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company; and

• If only the director’s legal expenses would be covered

A.30	AGAINST proposals that provide that directors may be removed only for cause

A.31	FOR proposals to restore shareholders’ ability to remove directors with or without cause

A.32	AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies

A.33	FOR proposals that permit shareholders to elect directors to fill board vacancies, provided that it is understood that investment company directors may fill Board vacancies as permitted by the Investment Company Act of 1940, as amended

B. Auditors
These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.
The Committee’s general policy is to vote:

B. 1	FOR approval of independent auditors, except for

	•	auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed by the Committee not to be independent

	•	auditors who have rendered an opinion to any company which in the Committee’s opinion is either not consistent with best accounting practices or not indicative of the company’s financial situation

	•	on a case-by-case basis, auditors who in the Committee’s opinion provide a significant amount of non-audit services to the company

B.2	FOR proposals seeking authorization to fix the remuneration of auditors

B.3	FOR approving internal statutory auditors

B.4	FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years

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C. Compensation and Benefits
These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of a company’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.
The Committee’s general policy is to vote:

C.1	IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company’s plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.

C.2	FOR proposals to eliminate retirement benefits for outside directors

C.3	AGAINST proposals to establish retirement benefits for outside directors

C.4	FOR proposals approving the remuneration of directors or of supervisory board members

C.5	AGAINST proposals to reprice stock options

C.6	FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend ESPPs if the plan as amended applies to all employees.

C.7	FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years

C.8	AGAINST proposals seeking to pay outside directors only in stock

C.9	FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits

C. 10	AGAINST proposals to ban all future stock or stock option grants to executives

C. 11	AGAINST option plans or grants that apply to directors or employees of “related companies” without adequate disclosure of the corporate relationship and justification of the option policy

C. 12	FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation

C. 13	FOR shareholder proposals-based on a case-by-case analysis - that request the Board to establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives

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C.14	AGAINST executive compensation plans in which there is a no connection between the CEO’s pay and company performance (e.g., the plan calls for an increase in pay and when there has been a decrease in company performance

C. 15	WITHHOLD votes from the Compensation Committee members when company compensation plan has no connection between executive pay and company performance

C.16	FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table

C. 17	FOR shareholder proposals seeking disclosure regarding the company, Board, or Board committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid

C. 18	AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation

C. 19	FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts

C.20	FOR shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plans (“SERP”) agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans

C.21	FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding all incentive or bonus pay from the SERP’s definition of covered compensation used to establish such benefits

C.22	AGAINST the equity plan if any of the following factors apply:

• The total cost of the company’s equity plans is unreasonable;

• The plan expressly permits the repricing of stock options without prior shareholder approval;

• There is a disconnect between CEO pay and the company’s performance; and/or

• The plan is a vehicle for poor compensation practices

C.23	FOR equity plans for non-employee director on a case-by-case basis based on the structure of the plan

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C.24	AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so

C.25	FOR shareholder proposals to put option repricings to a shareholder vote
D. Capital Structure
These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.
The Committee’s general policy is to vote:

D. 1	AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company’s total outstanding capital

D.2	FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights

D.3	FOR management proposals approving share repurchase programs

D.4	FOR management proposals to split a company’s stock

D.5	FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros

D.6	FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date)

D.7	AGAINST proposals to create a new class of common stock with superior voting rights

D.8	AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights

D.9	FOR proposals to create a new class of nonvoting or sub-voting common stock if:

• It is intended for financing purposes with minimal or no dilution to current shareholders; and

• It is not designed to preserve the voting power of an insider or significant shareholder

D. 10	AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock)

D. 11	FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

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D. 12	FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced

D. 13	FOR management proposals to implement a reverse stock split to avoid delisting

D. 14	FOR management proposals to increase the common share authorization for a stock split or share dividend

D. 15	FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms
E. Corporate Charter and By-Laws
These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws, principally for the purpose of adopting or redeeming “poison pills”. As a general matter, the Committee will oppose poison pill provisions unless, after consultation with the portfolio managers, it is determined that supporting the poison pill is in the best interest of the client.
.
The Committee’s general policy is to vote:

E.1	AGAINST proposals seeking to adopt a poison pill

E.2	FOR proposals seeking to redeem a poison pill

E.3	FOR proposals seeking to have poison pills submitted to shareholders for ratification

E.4	FOR management proposals to change the company’s name

E.5	AGAINST proposals to require a supermajority shareholder vote

E.6	FOR proposals to lower supermajority vote requirements

E.7	AGAINST proposals giving the board exclusive authority to amend the bylaws

E.8	FOR proposals giving the board the ability to amend the bylaws in addition to shareholders

E.9	CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including:

- The reasons for reincorporating

- A comparison of the governance provisions

- Comparative economic benefits, and

- A comparison of the jurisdiction laws

E.10	FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes

E. 11	FOR proposals to restore, or provide shareholders with rights of appraisal

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F. Corporate Meetings
These are routine proposals relating to various requests regarding the formalities of corporate meetings.
The Committee’s general policy is to vote:

F. 1	AGAINST proposals that seek authority to act on “any other business that may arise”
F.2	FOR proposals designating two shareholders to keep minutes of the meeting
F.3	FOR proposals concerning accepting or approving financial statements and statutory reports
F.4	FOR proposals approving the discharge of management and the supervisory board
F.5	FOR proposals approving the allocation of income and the dividend
F.6	FOR proposals seeking authorization to file required documents/other formalities
F.7	FOR proposals to authorize the corporate board to ratify and execute approved resolutions
F.8	FOR proposals appointing inspectors of elections
F.9	FOR proposals electing a chair of the meeting
F.10	FOR proposals to permit “virtual” shareholder meetings over the Internet
F. 11	AGAINST proposals to require rotating sites for shareholder meetings
F.12	AGAINST proposals that are substantially duplicative (i.e., shareholder proposals that are unnecessary because a management proposal serves the same purpose)
G. Investment Companies
These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective that the Investment Company Act of 1940 envisions will be approved directly by shareholders.
The Committee’s general policy is to vote:

G.1	FOR nominees for director of mutual funds in uncontested elections, except for nominees who

•	have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or fund business

•	ignore a shareholder proposal that was approved by either

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a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

•	are interested directors who serve on the audit or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

•	on a case-by-case basis, have served as directors of companies with allegedly poor corporate governance

G.2	FOR the establishment of new series or classes of shares

G.3	AGAINST proposals to change a fund’s investment objective to nonfundamental

G.4	FOR proposals to establish a master-feeder structure or authorizing the Board to approve a master-feeder structure without a further shareholder vote

G.5	AGAINST a shareholder proposal for the establishment of a director ownership requirement

G.6	FOR classified boards of closed-end investment companies

G.6	AGAINST removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
H. Environmental and Social Issues
These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.
The Committee’s general policy is to vote:

H.1	AGAINST proposals seeking to have companies adopt international codes of conduct

H.2	AGAINST proposals seeking to have companies provide non-required analyses, information statements or reports in the following areas unless there are compelling investment reasons to request such reports:

- environmental liabilities;

- bank lending policies;

- corporate political contributions or activities;

- alcohol and tobacco advertising and efforts to discourage use of such products by minors or other groups;

- costs and risk of doing business in any individual country or the standards of operations in such country;

- involvement in nuclear defense systems or other military products;

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- animal welfare standards;

- pricing policies;

- the use of certain commodities, genetically modified materials or chemicals;

- sustainability and other perceived political, environmental or social issues that do not directly relate to the economic operations of the company;

- charitable contributions made by the company

H.3	AGAINST proposals requesting reports on Maquiladora operations or on CERES principles

H.4	AGAINST proposals seeking implementation of the CERES principles

H.5	FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations unless:

- The company already provides current, publicly available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;

- The company’s level of disclosure is comparable to or better than information provided by industry peers; and -There are no significant fines, penalties, or litigation associated with the company’s environmental performance

H.6	AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions

H.7	FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

- The company does not maintain operations in Kyoto signatory markets;

- The company already evaluates and substantially discloses such information;

-Greenhouse gas emissions do not significantly impact the company’s core businesses; or

-The company is not required to comply with the Kyoto Protocol standards

H.8	AGAINST resolutions that request the disclosure of detailed information on a company’s policies related to land use or development unless the company has been the subject of recent, significant fines or litigation stemming from its land use

H.9	AGAINST proposals to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without

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providing commensurate value to shareholders

H.10	AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage

H.11	AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company

H.12	AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders
H.1 3	AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or non-discrimination policies

H.14	AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administrative burden on the company

H.15	FOR proposals seeking to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs

H.16	AGAINST proposals to exclude references to sexual orientation, interests, or activities from a company’s EEO statement

H.17	AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company

H.18	AGAINST proposals to take specific actions or adopt policies that require the company to support legislation to:
-label or identify products in a certain manner;
-study or evaluate the use of certain company products;
-increase animal welfare standards to above those required by law; or
-engage in political, environmental or social activities that do not directly relate to the economic operations of the company

H.19	CASE-BY-CASE on proposals requesting an economic risk assessment of environmental performance, considering:
- The feasibility of financially quantifying environmental risk factors;

- The company’s compliance with applicable legislation and/or

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regulations regarding environmental performance; — The costs associated with implementing improved standards;
- The potential costs associated with remediation resulting from poor environmental performance; and

- The current level of disclosure on environmental policies and initiatives
H.20	FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public
H.21	CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering:

- Risks associated with certain international markets; — The utility of such a report to shareholders; and

- The existence of a publicly available code of corporate conduct

H.22	CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:
- The nature and amount of company business in that country;

- The company’s workplace code of conduct;

- Proprietary and confidential information involved;

- Company compliance with U.S. regulations on investing in the country; and/or

- Level of peer company involvement in the country
H.23	CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:
- The company’s current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent;

- Agreements with foreign suppliers to meet certain workplace standards;

- Whether company and vendor facilities are monitored and how;

- Company participation in fair labor organizations; — Type of business;

- Proportion of business conducted overseas;

- Countries of operation with known human rights abuses;

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- Whether the company has been recently involved in significant labor and human rights controversies or violations;

- Peer company standards and practices; and

- Union presence in company’s international factories
IV.	NOTICE TO CLIENTS
BlackRock will make records of any proxy vote it has made on behalf of a client available to such client upon request.[13] BlackRock will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients’ interests or as may be necessary to effect such votes or as may be required by law.
BlackRock encourages clients with an interest in particular proxy voting issues to make their views known to BlackRock, provided that, in the absence of specific written direction from a client on how to vote that client’s proxies, BlackRock reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.
These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice.

[13]	Such request may be made to the client’s portfolio or relationship manager or addressed in writing to Secretary, BlackRock Equity Investment Policy Oversight Committee, Legal and Compliance Department, BlackRock Inc., 40 East 52nd Street, New York, New York 10022.

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CAPITAL GUARDIAN TRUST COMPANY
PROXY VOTING POLICY AND PROCEDURES
Policy
Capital Guardian Trust Company (“CGTC”) provides investment management services to clients that include, among others, corporate and public pension plans, foundations and endowments, and registered investment companies. CGTC’s Personal Investment Management Division (“PIM”) provides investment management and fiduciary services, including trust and estate administration, primarily to high net-worth individuals and families. CGTC considers proxy voting an important part of those management services, and as such, CGTC seeks to vote the proxies of securities held by clients in accounts for which it has proxy voting authority in the best interest of those clients. The procedures that govern this activity are reasonably designed to ensure that proxies are voted in the best interest of CGTC’s clients.
Fiduciary Responsibility and Long-term Shareholder Value
CGTC’s fiduciary obligation to manage its accounts in the best interest of its clients extends to proxy voting. When voting proxies, CGTC considers those factors that would affect the value of its clients’ investment and acts solely in the interest of, and for the exclusive purpose of providing benefits to, its clients. As required by ERISA, CGTC votes proxies solely in the interest of the participants and beneficiaries of retirement plans and does not subordinate the interest of participants and beneficiaries in their retirement income to unrelated objectives.
CGTC believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. Therefore, the investment professionals responsible for voting proxies have the discretion to make the best decision given the individual facts and circumstances of each issue. Proxy issues are evaluated on their merits and considered in the context of the analyst’s knowledge of a company, its current management, management’s past record, and CGTC’s general position on the issue. In addition, many proxy issues are reviewed and voted on by a proxy voting committee comprised primarily of investment professionals, bringing a wide range of experience and views to bear on each decision.
As the management of a portfolio company is responsible for its day-to-day operations, CGTC believes that management, subject to the oversight of the relevant board of directors, is often in the best position to make decisions that serve the interests of shareholders. However, CGTC votes against management on proposals where it perceives a conflict may exist between management and client interests, such as those that may insulate management or diminish shareholder rights. CGTC also votes against management in other cases where the facts and circumstances indicate that the proposal is not in its clients’ best interests.
Special Review
From time to time CGTC may vote a) on proxies of portfolio companies that are also clients of CGTC or its affiliates, b) on shareholder proposals submitted by clients, or c) on proxies for which clients have publicly supported or actively solicited CGTC or its affiliates to support a particular position. When voting these proxies, CGTC analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interest of its clients. The CGTC Special Review Committee reviews certain of these proxy decisions for improper influences on the decision-making process and takes appropriate action, if necessary.

Procedures
Proxy Review Process
Associates in CGTC’s proxy voting department are responsible for coordinating the voting of proxies. These associates work with outside proxy voting service providers and custodian banks and are responsible for coordinating and documenting the internal review of proxies.
The proxy voting department reviews each proxy ballot for standard and non-standard items. Standard proxy items are typically voted with management unless the research analyst who follows the company or a member of an investment or proxy voting committee requests additional review. Standard items currently include the uncontested election of directors, ratifying auditors, adopting reports and accounts, setting dividends and allocating profits for the prior year, and certain other administrative items.
All other items are voted in accordance with the decision of the analyst, portfolio managers, the appropriate proxy voting committee or the full investment committee(s) depending on parameters determined by those investment committee(s) from time to time. Various proxy voting committees specialize in regional mandates and review the proxies of portfolio companies within their mandates. The proxy voting committees are typically comprised primarily of members of CGTC’s and its institutional affiliates’ investment committees and their activity is subject to oversight by those committees.
CGTC seeks to vote all of its clients’ proxies. In certain circumstances, CGTC may decide not to vote a proxy because the costs of voting outweigh the benefits to its clients (e.g., when voting could lead to share blocking where CGTC wishes to retain flexibility to trade shares). In addition, proxies with respect to securities on loan through client directed lending programs are not available to CGTC to vote and therefore are not voted.
CGTC will periodically review voting reports to ascertain, where possible, that votes were cast in accordance with voting instructions.
Proxy Voting Guidelines
CGTC has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of decision makers to make the best decision in each case, these guidelines are intended only to provide context and are not intended to dictate how the issue must be voted. The guidelines are reviewed and updated as necessary, but at least annually, by the appropriate proxy voting and investment committees.
CGTC’s general positions related to corporate governance, capital structure, stock option and compensation plans and social and corporate responsibility issues are reflected below.
•	Corporate governance. CGTC supports strong corporate governance practices. It generally votes against proposals that serve as anti-takeover devices or diminish shareholder rights, such as poison pill plans and supermajority vote requirements, and generally supports proposals that encourage responsiveness to shareholders, such as initiatives to declassify the board or establish a majority voting standard for the election of the board of directors. Mergers and acquisitions, reincorporations and other corporate restructurings are considered on a case-by-case basis, based on the investment merits of the proposal.

•	Capital structure. CGTC generally supports increases to capital stock for legitimate financing needs. It generally does not support changes in capital stock that can be used as anti-takeover devices, such as the creation of or increase in blank-check preferred stock or of a dual class capital structure with different voting rights.

•	Stock-related compensation plans. CGTC supports the concept of stock-related compensation plans as a way to align employee and shareholder interests. However, plans that include features which undermine the connection between employee and shareholder interests generally are not supported. When voting on proposals related to new plans or changes to existing plans, CGTC considers, among other things, the following information, to the extent it is available: the exercise price of the options, the size of the overall plan and/or the size of the increase, the historical dilution rate, whether the plan permits option repricing, the duration of the plan, and the needs of the company. Additionally, CGTC supports option expensing in theory and will generally support shareholder proposals on option expensing if such proposal language is non-binding and does not require the company to adopt a specific expensing methodology.

•	Corporate social responsibility. CGTC votes on these issues based on the potential impact to the value of its clients’ investment in the portfolio company.
Special Review Procedures
If a research analyst has a personal conflict in making a voting recommendation on a proxy issue, he or she must disclose such conflict, along with his or her recommendation. If a member of the proxy voting committee has a personal conflict in voting the proxy, he or she must disclose such conflict to the appropriate proxy voting committee and must not vote on the issue.
Clients representing 0.0025 or more of assets under investment management across all affiliates owned by The Capital Group Companies, Inc. (CGTC’s indirect parent company), are deemed to be “Interested Clients”. Each proxy is reviewed to determine whether the portfolio company, a proponent of a shareholder proposal, or a known supporter of a particular proposal is an Interested Client. If the voting decision for a proxy involving an Interested Client is against such client, then it is presumed that there was no undue influence in favor of the Interested Client. If the decision is in favor of the Interested Client, then the decision, the rationale for such decision, information about the client relationship and all other relevant information is reviewed by the Special Review Committee (“SRC”). The SRC reviews such information in order to identify whether there were improper influences on the decision-making process so that it may determine whether the decision was in the best interest of CGTC’s clients. Based on its review, the SRC may accept or override the decision, or determine another course of action. The SRC is comprised of senior representatives from CGTC’s and its institutional affiliates’ investment and legal groups and does not include representatives from the marketing department.
Any other proxy will be referred to the SRC if facts or circumstances warrant further review.
In cases where CGTC has discretion to vote proxies for shares issued by an affiliated mutual fund, CGTC will instruct that the shares be voted in the same proportion as votes cast by shareholders for whom CGTC does not have discretion to vote proxies.
CGTC’s Proxy Voting Record
Upon client request, CGTC will provide reports of its proxy voting record as it relates to the securities held in the client’s account(s) for which CGTC has proxy voting authority.
Annual Assessment
CGTC will conduct an annual assessment of this proxy voting policy and related procedures and will notify clients for which it has proxy voting authority of any material changes to the policy and procedures.
Effective Date
This policy is effective as of November 21, 2007.

Amended and Restated: September 12, 2008
Calamos Advisors LLC
Calamos Partners LLC
Calamos Wealth Management LLC
Proxy Voting Policies and Procedures
Calamos Advisors LLC, Calamos Partners LLC and Calamos Wealth Management LLC (hereinafter collectively referred to as “Calamos”), as an investment adviser to clients who have granted them proxy voting discretion (including, in the case of Calamos Advisors LLC the Calamos mutual funds and closed- end funds (the “Funds”)), have adopted these proxy voting policies and procedures to help satisfy its fiduciary duties relating to proxy voting. Calamos recognizes the importance of maximizing and protecting the interests of its clients through its voting practices and of helping build stronger corporate governance within the companies in which its clients invest. To that end, these policies and procedures seek to further the voting of proxies in the best interests of our clients as investors.
I.	Responsibility of Calamos to Vote Proxies
A.	Delegation of Duties Calamos has delegated its administrative duties with respect to analysis and voting proxies to its Proxy Group of its Risk Management Group within Portfolio Management Department (the “Proxy Group”) and to its Corporate Actions Group within the Portfolio Management Department (“Corporate Actions”).

B.	Responsibilities of the Proxy Group The Proxy Group’s duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including the Calamos Funds and any separate accounts managed by Calamos) that has delegated proxy voting administrative responsibility to Calamos and recommending how proxy votes should be cast. Unless otherwise directed by the client, the Proxy Group seeks to vote all proxies in the best interests of the client in terms of the perceived effect of the vote on the value of the client’s investment. The Proxy Group shall have responsibility for:

(i)	reviewing proxy statements for issuers in which Advisory Clients and/or the Calamos Funds invest;

(ii)	reviewing any and all relevant other information provided by the issuer or third parties regarding any proposals; and

(iii)	making a recommendation as to how shares should be voted.

C.	Responsibilities of Corporate Actions Based on the guidance provided by the Proxy Group,

Corporate Actions will process proxy votes on behalf of, and vote proxies solely in the interests of, the Calamos Funds, separate account clients, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility to Calamos. Corporate Actions shall have responsibility for:
(i)	identifying potential conflicts of interest and referring them to the Proxy Review Committee for resolution (as described in Section III, below);

(ii)	maintaining appropriate records pursuant to these procedures and SEC rules;

(iii)	voting proxies as directed by the Proxy Group or Proxy Review Committee; and

(iv)	overseeing the voting process.

Amended and Restated: September 12, 2008
D.	Voting of Proxies All proxies received by the Proxy Group will be voted by Corporate Actions based upon Calamos’ instructions and/or policies. To assist it in analyzing proxies, Calamos subscribes to Institutional Shareholder Services (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. Although ISS’ analyses are thoroughly reviewed and considered in making a final voting decision, Calamos does not consider recommendations from ISS, or any other third party, to be determinative of Calamos’ ultimate decision. As a matter of policy, the officers, directors and employees of Calamos and the Proxy Group will not be influenced by outside sources whose interests conflict may with the interests of Advisory Clients.

E.	Voting of Proxies on Securities Not Held The Proxy Group will also decide whether to vote proxies for securities that are sold following a record date, but before a shareholder meeting date. In most cases, Calamos will not vote securities not held on the shareholder meeting date. The Proxy Group may, however, consider various factors in deciding whether to vote such proxies, including Calamos’ long-term view of the issuer’s securities for investment.

F.	Securities Lending Certain Calamos Funds and Advisory Client accounts may participate in securities lending programs with various counterparties. If a fund or account participates in a securities lending program, the Proxy Group may attempt to recall the portfolio securities and vote proxies relating to such securities under certain circumstances. For example, if the Proxy Group determines that the votes involve matters that could have a material effect on the fund’s or account’s investment in such loaned securities. There can be no guarantee that any such securities can be retrieved for such purpose. With respect to securities lending transactions, the Proxy Group seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies. As a result, Calamos generally will not attempt to recall portfolio securities to vote proxies relating to routine matters.

G.	Fund of Funds Calamos Multi-Fund Blend is structured as a fund of funds and invests its assets in shares of other Calamos Funds. The Proxy Group will vote Calamos Multi-Fund Blend shares in the underlying Calamos Funds in the same proportion as the vote of all other shareholders in the underlying Calamos Fund.

H.	Securities of Foreign Issuers In certain foreign jurisdictions the voting of proxies on portfolio securities may result in additional restrictions that may have an economic impact or cost to the security holder. We believe that in some instances the best interest of our clients is served by abstaining or not voting such proxies. Examples of issues unique to foreign securities include, but are not limited to, the following
(i)	Share Blocking In certain non-U.S. jurisdictions, a security holder that votes a proxy is prohibited from selling the security until the meeting for which the proxy has been voted is completed. This period of time may range from days to weeks. Since this blocking of sales prevents the sale of a security regardless of market conditions and developments, we believe it increases risk. Therefore, it often may be in the best interests of our investors not to vote such proxies. Whether we vote such proxies will be determined on a case by case basis.

(ii)	Lack of Notice or Information Foreign regulations do not standardize the notification period for a proxy vote. In some instances, the notice period is so short that we cannot research the issues presented. In instances where we have insufficient notice to permit us to cast a reasoned vote, we will abstain from voting on particular issues or not vote at all.

Amended and Restated: September 12, 2008
II.	Conflicts of Interest
A.	Identification of Conflicts of Interest All conflicts of interest will be resolved in the interests of the Advisory Clients. Calamos makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:
(i)	The issuer is a client of Calamos or its affiliates;

(ii)	The issuer is a vendor whose products or services are material or significant to the business of Calamos or its affiliates;

(iii)	The issuer is an entity participating, or which may participate, in the distribution of investment products advised, administered or sponsored by Calamos or its affiliates (e.g., a broker, dealer or bank);

(iv)	An employee of Calamos or its affiliates, or an immediate family member of such employee, also serves as a director or officer of the issuer;

(v)	A director of Calamos Asset Management, Inc. or a Trustee of a Calamos Fund, or an immediate family member of such director or trustee, also serves as an officer or director of the issuer; or

(vi)	The issuer is Calamos Asset Management, Inc. or any of its proprietary investment products.
Material conflicts of interest are identified by Corporate Actions based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.
B.	Establishment and Operation of Proxy Review Committee In situations where a material conflict of interest is identified, the Proxy Group will refer the matter, along with the recommended course of action by Calamos, if any, to a Proxy Review Committee comprised of representatives from Portfolio Management (which may include portfolio managers and/or research analysts employed by Calamos), Operations, Legal and Compliance Departments within Calamos for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of ISS, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with a recommendation regarding the vote for approval.

The Proxy Review Committee will independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations; report the results of such votes to Calamos’ clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Calamos’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

C.	Records of Proxy Review Committee Actions The Proxy Review Committee will prepare a Conflicts Report for each situation where a material conflict of interest is identified that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Calamos (other than routine communications from proxy solicitors) with respect to the proposal not otherwise reported. The Conflicts Report will also include written confirmation that any recommendation provided under circumstances where a conflict of interest is found to exist was made solely on the investment merits and without regard to any other consideration.

Amended and Restated: September 12, 2008
I.	Voting Guidelines
A.	General Proxy Voting Guidelines Calamos has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Calamos reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Calamos may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Calamos anticipate all future situations. Corporate governance issues are diverse and continually evolving and Calamos devotes significant time and resources to monitor these changes. Calamos generally will not vote proxies for securities over which we do not have trading authority that may be held in Advisory Client accounts. In such instances, we will forward the proxy to the Advisory Client to vote.

B.	Specific Matters Submitted to Shareholders Calamos’ proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Calamos’ organization, including Portfolio Management, Legal, Compliance, and Calamos’ officers. The Board of Trustees of the Calamos Funds is asked to approve the proxy voting policies and procedures annually.

One of the primary factors Calamos considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Calamos considers in determining how proxies should be voted. However, Calamos does not consider recommendations from management to be determinative of Calamos’ ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Calamos will not support the position of a company’s management in any situation where it determines that the support of management’s position would adversely affect the investment merits of owning that company’s shares.

The following guidelines reflect what Calamos believes to be good corporate governance and behavior:
1.	Corporate Governance and Structure
a.	Board of Directors/Trustees The election of directors and an independent board are vital to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Calamos seeks to ensure that the board of directors of a company is sufficiently aligned with security holders’ interests and provides proper oversight of the company’s management. In many cases this may be best accomplished by having a majority of independent board members. Although we will examine board member elections on a case-by-case basis, Calamos generally supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. For all other votes regarding boards of directors, we will vote on a case-by-case basis.

b.	Ratification of Auditors In light of several high profile accounting scandals, Calamos will closely scrutinize the role and performance of auditors. On a caseby-case basis, Calamos will examine proposals relating to non-audit relationships and non-audit fees. Calamos will also consider, on a case-by-case

Amended and Restated: September 12, 2008
basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

c.	Merger, Acquisitions, Reincorporation and Other Transactions Companies ask their shareholders to vote on an enormous variety of different types of transactions, including mergers, acquisitions, reincorporations and reorganizations involving business combinations, liquidations and the sale of all or substantially all of a company’s assets. Voting on such proposals involves considerations unique to each transaction. Therefore, we will vote on proposals to effect these types of transactions on a case-by-case basis.

d.	Anti-Take Over Measures and Shareholder Voting Rights Calamos generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Calamos conducts an independent review of each anti-takeover proposal. On occasion, Calamos may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Calamos generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Calamos will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Calamos will generally vote against any proposal to issue stock that has unequal or subordinate voting rights.

e.	Capital Structure Calamos realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Calamos will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Calamos will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Calamos will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Calamos will review proposals seeking preemptive rights on a case-by-case basis.

f.	Social and Corporate Policy Issues As a fiduciary, Calamos is primarily concerned about the financial interests of its Advisory Clients. Calamos will generally give management discretion with regard to social, environmental and ethical issues although Calamos may vote in favor of proposals regarding those issues that are believed to have significant economic benefits or implications.

g.	Global Corporate Governance Calamos manages investments in countries worldwide. Many of the tenets discussed above are applied to Calamos’ proxy voting decisions for international investments. However, Calamos must be flexible in these worldwide markets and must be mindful of the varied market practices of each region.
2.	Executive Compensation and Option Plans A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Accordingly, proxy votes should be used to encourage the use of reasonably designed compensation plans that promote such alignment by providing officers and employees with an incentive to increase shareholder value. Calamos evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Calamos may review the ISS quantitative model utilized to assess such plans. Severance compensation arrangements will be reviewed on a case-by-case basis, although Calamos will oppose “golden parachutes” that are considered excessive. Calamos will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.
3.	Other Business Matters Many proxy statements include the approval of routine business matters, such as changing the company’s name, and procedural matters relating to the shareholder meetings. Generally these routine matters do not materially affect shareholder interests adversely and are best left to the board of directors and senior management of the company. Thus, we will generally vote for board-approved proposals seeking to approve such matters.
IV.	Record Retention and Disclosure
A.	Record Retention Corporate Actions shall be responsible for collecting and maintaining proxy related information on each vote cast as required by applicable law unless such function is outsourced. Such information shall include (i) the name of the shareholder whose proxy is being voted; (ii) the name of the company; (iii) the exchange ticker symbols of the company; (iv) CUSIP number; (v) proxy statements; (vi) shareholder meeting date; (vii) brief identification of the matter voted on; (viii) whether the matter was proposed by the company or by a security holder; (ix) whether a vote was cast on the matter; (x) how the vote was cast (e.g., for or against proposal, or abstained, for or withheld regarding election of directors); (xi) whether the vote was cast for or against management; (xii) Conflicts Reports; and (xiii) any information created by Calamos or a third party needed by the Committee to make a voting determination. The above information shall be maintained in an easily accessible place for a period of not less than six years from the end of the fiscal year in which the information was created, with the first two years in an appropriate office of Calamos unless record retention is outsourced.

B.	Disclosure Corporate Actions shall be responsible for appropriately disclosing proxy voting information, including these policies and procedures, the voting guidelines and the voting records of the Funds or clients as may be required by applicable law. Corporate Actions, in conjunction with legal staff responsible for coordinating Calamos Fund disclosure, will file all required Forms N-PX, on a timely basis with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonable practicable after filing Form N-PX with the SEC. Corporate Actions, in conjunction with legal staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients’ financial statements and disclosure documents.
V.	Reports to the Funds’ Boards and Non-Investment Company Clients of Calamos
Corporate Actions shall provide proxy information to each Board of Trustee of the Funds as such Board may request from time to time.
For non-investment company clients of Calamos, Corporate Actions shall appropriately respond in writing to all written client requests for information on how it voted on behalf of the client. Such written request along with any written response to such written request or oral client request shall be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year, with the first two years in an appropriate office of Calamos

Columbus Circle Investors
PROXY VOTING POLICY
2009
I.	Procedures
Columbus Circle Investors (Columbus Circle) is generally authorized by its clients, as a term of its Investment Advisory Agreement, the authority to vote and give proxies for the securities held in clients’ investment accounts. At their election, however, clients may retain this authority, in which case Columbus Circle will consult with clients regarding proxy voting decisions as requested.
For those clients for whom Columbus Circle Investors (Columbus Circle) has undertaken to vote proxies, Columbus Circle retains the final authority and responsibility for such voting subject to any specific restrictions or voting instructions by clients.
In addition to voting proxies for clients, Columbus Circle:
1)	provides clients with a concise summary of its proxy voting policy, which includes information describing how clients may obtain a copy of this complete policy and information regarding how specific proxies related to each respective investment account are voted. Columbus Circle provides this summary to all new clients as part of its Form ADV, Part II disclosure brochure, which is available to any clients upon request;

2)	applies its proxy voting policy according to the following voting policies and keeps records of votes for each client through Institutional Shareholder Services;

3)	keeps records of proxy voting available for inspection by each client or governmental agencies — to both determine whether the votes were consistent with policy and to determine all proxies were voted;

4)	monitors such voting for any potential conflicts of interest and maintains systems to deal with these issues appropriately; and

5)	maintains this written proxy voting policy, which may be updated and supplemented from time to time;
Frank Cuttita, Columbus Circle’s Chief Administrative Officer and Chief Compliance Officer, will maintain Columbus Circle’s proxy voting process. Clients with questions regarding proxy voting decisions in their accounts should contact Mr. Cuttita.
2009 PROXY VOTING POLICY • 1

II.	Voting Guidelines
Keeping in mind the concept that no issue is considered “routine,” outlined below are general voting parameters on various types of issues when there are no extenuating circumstances, i.e., company specific reason for voting differently. The Operating Committee of Columbus Circle has adopted the following voting parameters.
To assist in its voting process, Columbus Circle has engaged Institutional Shareholder Services (ISS), an independent investment advisor that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. ISS also provides Columbus Circle with reports that reflect proxy voting activities for Columbus Circle’s client portfolios which provide information for appropriate monitoring of such delegated responsibilities.
Columbus Circle has delegated to ISS the authority to vote Columbus Circle’s clients’ proxies consistent with the following parameters. ISS further has the authority to determine whether any extenuating specific company circumstances exist that would mandate a special consideration of the application of these voting parameters. If ISS makes such a determination, the matter will be forwarded to Mr. Frank Cuttita for review. Likewise, ISS will present to Columbus Circle any specific matters not addressed within the following parameters for consideration.
A.	Management Proposals:
1. When voting on ballot items that are fairly common management sponsored initiatives certain items are generally, although not always, voted affirmatively.
♦ “Normal” elections of directors

♦ Approval of auditors/CPA

♦ Directors’ liability and indemnification

♦ General updating/corrective amendments to charter

♦ Elimination of cumulative voting

♦ Elimination of preemptive rights
2009 PROXY VOTING POLICY • 2

2. When voting items that have a potential substantive financial or best interest impact, certain items are generally, although not always, voted affirmatively:
♦ Capitalization changes that eliminate other classes of stock and voting rights

♦ Changes in capitalization authorization for stock splits, stock dividends, and other specified needs.

♦ Stock purchase plans with an exercise price of not less than 85% FMV

♦ Stock option plans that are incentive based and not excessive

♦ Reductions in supermajority vote requirements

♦ Adoption of antigreenmail provisions
3. When voting items which have a potential substantive financial or best interest impact, certain items are generally not voted in support of the proposed management sponsored initiative:
♦ Capitalization changes that add classes of stock that are blank check in nature or that dilute the voting interest of existing shareholders

♦ Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders

♦ Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

♦ Amendments to bylaws that would require super-majority shareholder votes to pass or repeal certain provisions

♦ Classified or single-slate boards of directors

♦ Reincorporation into a state that has more stringent anti-takeover and related provisions

♦ Shareholder rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding.
2009 PROXY VOTING POLICY • 3

♦ Excessive compensation or non-salary compensation related proposals, always company specific and considered case-by-case

♦ Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered

♦ Amending articles to relax quorum requirements for special resolutions

♦ Re-election of director(s) directly responsible for a company’s fraudulent or criminal act

♦ Re-election of director(s) who holds offices of chairman and CEO

♦ Re-election of director(s) who serve on audit, compensation and nominating committees

♦ Election of directors with service contracts of three years, which exceed best practice and any change in control provisions

♦ Adoption of option plans/grants to directors or employees of related companies

♦ Lengthening internal auditors’ term in office to four years
B.	Shareholder Proposals:
Traditionally shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders. Under ERISA, it is inappropriate to use (vote) plan assets to carry out such social agendas or purposes. Thus, shareholder proposals are examined closely for their relationship to the best interest of shareholders, i.e., beneficiaries, and economic impact.
1. When voting shareholder proposals, in general, initiatives related to the following items are supported:
♦ Auditors should attend the annual meeting of shareholders

♦ Election of the board on an annual basis

♦ Equal access to proxy process

♦ Submit shareholder rights plan poison pill to vote or redeem

♦ Undo various anti-takeover related provisions
2009 PROXY VOTING POLICY • 4

♦ Reduction or elimination of super-majority vote requirements

♦ Anti-greenmail provisions

♦ Submit audit firm ratification to shareholder votes

♦ Audit firm rotations every five or more years

♦ Requirement to expense stock options

♦ Establishment of holding periods limiting executive stock sales

♦ Report on executive retirement benefit plans

♦ Require two-thirds of board to be independent

♦ Separation of chairman and chief executive posts
2. When voting shareholder proposals, in general, initiatives related to the following items are not supported:
♦ Requiring directors to own large amounts of stock before being eligible to be elected

♦ Restoring cumulative voting in the election of directors

♦ Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of ERISA shareholders

♦ Restrictions related to social, political or special interest issues which impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact, such as specific boycotts or restrictions based on political, special interest or international trade considerations; restrictions on political contributions; and the Valdez principles.

♦ Restrictions banning future stock option grants to executives except in extreme cases
3. Additional shareholder proposals require case-by-case analysis
2009 PROXY VOTING POLICY • 5

♦ Prohibition or restriction of auditors from engaging in non-audit services
(auditors will be voted against if non-audit fees are greater than audit and audit-related fees, and permitted tax fees combined)

♦ Requirements that stock options be performance-based

♦ Submission of extraordinary pension benefits for senior executives under a company’s SERP for shareholder approval

♦ Shareholder access to nominate board members

♦ Requiring offshore companies to reincorporate into the United States
Another expression of active involvement is the voting of shareholder proposals. Columbus Circle evaluates and supports those shareholder proposals on issues that appropriately forward issues of concern to the attention of corporate management. Historically, many shareholder proposals received very little support, often not even enough to meet SEC refiling requirements in the following year although the SEC is considering relaxing the standards for the placement of shareholder initiatives on ballots. Support of appropriate shareholder proposals is becoming a more widespread and acknowledged practice and is viewed by many as a direct expression of concern on an issue to corporate management. It is noted, however, that the source (and motivation of the shareholder proposal proponent) can affect outcome on a shareholder proposal vote.
Columbus Circle has not, to date, actively considered filing shareholder proposals, writing letters to companies on a regular basis, or engaging numerous companies in a dialogue. These activities and others that could be considered expressions of activism are not under consideration at this time. Should a particular equity company’s policy become of concern, the evaluation and voting process will continue to be the first level of monitoring and communication. Columbus Circle’s staff participates in national forums and maintains contacts with corporate representatives.
III. Conflicts of Interest
Columbus Circle will monitor its proxy voting process for material conflicts of interest. By maintaining the above-described proxy voting process, most votes are made based on overall voting parameters rather than their application to any particular company thereby eliminating the effect of any potential conflict of interest.
Columbus Circle has reviewed its business, financial and personal relationships to determine whether any conflicts of interest exist, and will at least annually assess the impact of any conflicts of interest. As of the date of this policy, Columbus Circle may have a conflict of interest related to voting certain securities of publicly held companies to which the firm provides investment advisory services.
2009 PROXY VOTING POLICY • 6

In the event of a vote involving a conflict of interest that does not meet the specific outlined parameters above or and requires additional company-specific decision-making, Columbus Circle will vote according to the voting recommendation of ISS. In the rare occurrence that ISS does not provide a recommendation, CCI may request client consent on the issue.
Eff. 01/20/2006
2009 PROXY VOTING POLICY • 7

DG Capital Management
Proxy Voting Policies and Procedures
Introduction
     Unless otherwise specifically directed by a client in writing, we are responsible for voting any proxies related to securities that we manage on behalf of our clients. Any directions from clients to the contrary must be provided in writing.
StatementS of policies and procedures
Policy Statement. The Investment Advisers Act of 1940, as amended (the “Advisers Act”), requires us to, at all times, act solely in the best interest of our clients. We have adopted and implemented these Proxy Voting Policies and Procedures which we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act.
     We have established these Proxy Voting Policies and Procedures in a manner that is generally intended to support the ability of management of a company soliciting proxies to run its business in a responsible and cost effective manner while staying focused on maximizing shareholder value. Accordingly, we generally vote proxies in accordance with management’s recommendations. This reflects a basic investment criteria that good management is shareholder focused. However, all proxy votes are ultimately cast on a case-by-case basis, taking into account the foregoing principal and all other relevant facts and circumstances at the time of the vote. For this reason, consistent with our fiduciary duty to ensure that proxies are voted in the best interest of our clients, we may from time to time vote proxies against management’s recommendations, in accordance with the guidelines set forth in Part III of these Proxy Voting Policies and Procedures.
Conflicts of Interest. We review each proxy to assess the extent, if any, to which there may be a material conflict between the interests of our clients on the one hand and our interests (including those of our affiliates, directors, officers, employees and other similar persons) on the other hand (a “potential conflict”). We perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If we determine that a potential conflict may exist, it shall promptly report the matter to Mr. Manu Daftary. Mr. Daftary shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of our clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, Mr. Daftary may resolve a potential conflict in any of the following manners:
If the proposal that is the subject of the proposed conflict is specifically addressed in these Proxy Voting Policies and Procedures, we may vote the proxy in accordance with such pre-determined policies and guidelines; provided that such pre-determined policy involves little discretion on our part;
We may disclose the potential conflict to our clients and obtain the consent of a majority in interest of our clients before voting in the manner approved by a majority in interest of our clients;

We may engage an independent third-party to determine how the proxy should be voted; or
We may establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker.
We use commercially reasonable efforts to determine whether a potential conflict may exists, and a potential conflict shall be deemed to exist if and only if one or more of our senior investment staff actually knew or reasonably should have known of the potential conflict.
Limitations on Our Responsibilities
Limited Value. We may abstain from voting a client proxy if we conclude that the effect on client’s economic interests or the value of the portfolio holding is indeterminable or insignificant.
Unjustifiable Costs. We may abstain from voting a client proxy for cost reasons (e.g, costs associated with voting proxies of non-U.S. securities). In accordance with our fiduciary duties, we weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision takes into account the effect that the vote of our clients, either by itself or together with other votes, is expected to have on the value of our client’s investment and whether this expected effect would outweigh the cost of voting.
Special Client Considerations.
     Mutual Funds. We vote proxies of our mutual fund clients subject to the funds’ applicable investment restrictions.
     ERISA Accounts. With respect our ERISA clients, we vote proxies in accordance with our duty of loyalty and prudence, compliance with the plan documents, as well as our duty to avoid prohibited transactions.
Client Direction. Unless otherwise directed by a client in writing, we are responsible for voting all proxies related to securities that we manage for clients. A client may from time to time direct us in writing to vote proxies in a manner that is different from the guidelines set forth in these Proxy Voting Policies and Procedures. We will follow such written direction for proxies received after our receipt of such written direction.
Disclosure. A client for which we are responsible for voting proxies may obtain information from us regarding how we voted the client’s proxies. Clients should contact their account manager to make such a request.
Review and Changes. We shall from time to time review these Proxy Voting Policies and Procedures and may adopt changes based upon our experience, evolving industry practices and developments in applicable laws and regulations. Unless otherwise agreed to with a client, these Proxy Voting Policies and Procedures may be changed by us from time to time without notice to, or approval by, any client. Clients may request a current version of our Proxy Voting Policies and Procedures from their account manager.

Delegation. We may delegate our responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that we retain final authority and fiduciary responsibility for proxy voting. If we so delegate our responsibilities, we shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.
Maintenance of Records. We maintain at our principal place of business the records required to be maintained by us with respect to proxies in accordance with the requirements of the Advisers Act and, with respect to our fund clients, the Investment Company Act of 1940. We may, but need not, maintain proxy statements that we receive regarding client securities to the extent that such proxy statements are available on the SEC’s EDGAR system. We may also rely upon a third party to maintain certain records required to be maintained by the Advisers Act.

Proxy GUIDELINES
     The following sets forth certain significant proxy voting proposals and our general guidelines for voting these proposals in a particular manner. As noted in Part II of these Proxy Voting Policies and Procedures, we generally vote proxies in a manner intended to support the ability of management of a company soliciting proxies to run its business in a responsible and cost effective manner while staying focused on maximizing shareholder value. Accordingly, we generally vote proxies in accordance with management’s recommendations. Nevertheless, our actual voting decisions are made on a case-by-case basis depending on the particular facts and circumstances of each proxy vote and Mr. Daftary has final authority with regard to how a particular proxy is voted.
     Annual Election of Directors
     DG Capital generally favors the annual election of directors and is generally opposed to staggered election systems for the following reasons:
•	Election of directors based upon classes or staggered terms tends to entrench present management;

•	Staggered terms for directors tend to make the company and management less responsible to shareholder interest; and

•	Staggered terms might be deemed an anti-takeover measure and, therefore, they potentially may diminish the value of shareholder’s investment.
     Board of Directors
     DG Capital favors independent directors and independent nominating, compensation, and audit committees for the following reasons:
•	Independence is necessary for the effective functioning of the board and its committees.
     DG Capital is in favor of directors being compensated reasonably for performance in cash or equity. DG Capital is generally not in favor of pension and benefit programs for outside directors for the following reasons:
•	Helps to ensure that a director’s interest is aligned with shareholders and may increase sensitivity to shareholder concerns; and

•	Pension and benefit programs may compromise the independence of directors.
     Confidential Voting
     DG Capital supports a system of confidential voting for the following reasons:
•	Ensures confidentiality;

•	Promotes corporate democracy and the integrity of the proxy system; and

•	Avoids potential for coercion or improper influence.
     Cumulative Voting
     DG Capital supports cumulative voting for the following reasons:
•	Cumulative voting permits shareholders a greater opportunity than conventional voting to voice their opinions and to influence corporate management;

•	Conventional voting may discourage the accumulation of large minority shareholding, and, therefore, may be considered an anti-takeover measure; and

•	Conventional voting may have the effect of discouraging election contests, which can be costly, by shareholders and individuals.
     Executive Compensation
•	DG Capital supports compensation plans that provide challenging performance objectives and serve to motivate executives to excellent performance.

•	DG Capital does not support plans that exceed what is required to attract and retain skilled managers, that adversely affect shareholders, that are excessively generous, that lack clear performance goals or that adversely affect employee productivity and morale.

•	DG Capital supports stock-based compensation plans which are broad-based.

•	DG Capital does not support narrowly based plans with large dilution (more than 10%).

•	DG Capital does not support replacement or repricing of “underwater” stock options.

•	DG Capital supports shareholder proposals that link executive compensation to the company’s achievement of long term performance goals.
     Golden-Parachute Payments
     DG Capital does not support the compensation agreement known as golden parachutes for the following reasons:
•	Tax penalties are imposed on corporations that award excess parachute payments and executives who receive such payments; and

•	Excessive exit payments come at the expense of shareholders’ net worth and represents a waste of corporate assets.
     Placement of Securities
     DG Capital favors a policy that requires shareholder approval before corporate management places a significant amount of voting stock with any person or group for the following reasons:
•	By the placement of a large amount of voting stock in “friendly hands,” management may effectively block shifts in control of the company;

•	Such transactions might be deemed an anti-takeover measure and, therefore, they potentially may diminish the value of shareholders’ investment; and

•	Shareholders should be given a voice in matters involving control of a company.
     “Poison Pill” Amendments or Proposals
     DG Capital believes that “poison pill” amendments to a company’s by-laws or charter must be presented to shareholders before incorporation or enactment for the following reasons:
•	Poison pill provisions clearly affect shareholder interests and may harm shareholders by reducing the value of their shares;

•	Such actions tend to entrench present management and might make them less receptive to shareholder concerns or interests;

•	Poison pills seem to have no utility except to discourage third-party bids for a company’s stock; and

•	Many aspects of poison pills are discriminatory (e.g., triggered dividends or distributions usually exclude the new large shareholder).
     Solicitation of Political Contributions
     DG Capital believes that it is inappropriate for a company to encourage, request or demand any financial contributions from its employees for the purpose of supporting any political candidate or Political Action Committee for the following reasons:
•	Solicitation by management for political contributions may intimidate, threaten, or compromise employees and their beliefs;

•	Solicitation by management may create the appearance of coercion, and it may hinder democratic practices; and

•	Solicitation by management may expose a company to litigation and diminish shareholder value.

     Stock with Disproportionate Voting Rights
     DG Capital opposes the creation of new classes of common or preferred stock with disproportionate voting rights for the following reasons:
•	Such common or preferred stock may tend to frustrate or circumvent the rights and desires of the majority of shareholders;

•	Unequal classes of stock may tend to shelter management at the expense of the majority of shareholders;

•	Stock with unequal voting rights violates the concept of shareholders’ or corporate democracy; and

•	Stock with unequal voting rights could be viewed as an anti-takeover measure and therefore, may potentially diminish the value of shareholders’ investment.
     Stock Ownership for Directors
     DG Capital favors requiring directors to own some amount, however modest, of their company’s stock for the following reasons:
•	Helps to ensure that a director’s interests coincide with the company’s shareholders; and

•	May increase management’s sensitivity and responsiveness to shareholder concerns.
     Corporate/Social Responsibility
     DG Capital supports the idea that the companies we invest in should be both good corporate citizens and socially responsible. Therefore, DG Capital would generally support shareholder proposals that have a positive impact upon these issues.
Version: July 6, 2003

FIDUCIARY MANAGEMENT, INC.
Effective as of December 31, 2008
Statement on Proxy Voting Policies and Voting Procedures
Policies
     Fiduciary Management, Inc. (“FMI”) will vote proxies in a manner that we feel best protects the interests of the common shareholder. We will look critically upon any issue or vote that will limit or reduce the prerogatives and/or influence of the common shareholders. The following statement of policies is couched in terms of our general posture on various issues, recognizing that there are always exceptions.
Administrative Issues
     We will generally vote in favor of the re-election of directors and the appointment of actuaries, auditors, and similar professionals. We will also vote in favor of programs of indemnification of directors, which are consistent with common practice. The changing of auditors raises a yellow flag, and we try to determine the reasons for any change. If the change results from a dispute between the company and the auditors, and we feel the auditor’s position is correct, we will vote against making a change.
Management Entrenchment Issues
     We will generally vote against any proposal or policy that seeks to prevent the takeover of a company that is in receipt of a bona fide offer, whether friendly or otherwise. Such antitakeover policies may include, but are not limited to poison pill, super-majority voting, golden parachute arrangements, and staggered board arrangements, where that represents a change from a standard board. We will generally vote in favor of maintaining preemptive rights for shareholders, one share/one vote, and cumulative voting rights. Generally we will support proposals calling for majority vote for directors and separation of the Chairman and CEO roles.
     We will tend to vote against creation of classes of stock with superior voting rights, which protect management’s voting control despite reduced financial commitment of management to the company. We will evaluate proposals, such as changing state of incorporation, fiscal year, or corporate charter, in light of specific circumstances prompting the proposal, to determine whether the proposed change would reduce shareholders’ rights.
Mergers and Acquisitions
     Voting on mergers, acquisitions, or spin-offs requires an evaluation of the impact of those transactions upon the company, and we will vote based upon our assessment of what is best for the company and therefore the shareholders. With respect to a proposed takeover of the company, we initially evaluate an offer for the company in terms of the fairness of the price. We do this in the context of a two- to three-year time horizon to avoid selling at a premium over a temporarily depressed stock price. We would generally vote in favor of offers that represent a fair price, paid either in cash or in exchange for liquid securities of strong acquiring firms. We will oppose offers, which we feel represent an unfair price, and we will oppose offers where shareholders are asked to finance a takeover by taking back debt or preferred stocks of questionable quality. We tend to be skeptical of management-led leveraged buyouts, as we feel it is very difficult for them to be objective as to the value of the company when they are the purchaser.
Management Incentives
     We strongly favor programs that encourage outright stock ownership as opposed to conventional option plans. In limited cases, when the options are earmarked for lower level employees and the absolute amount is modest, we will vote affirmatively. We now generally vote against traditional stock option plans. Typical option plans result in a misalignment of management and shareholder interests, due to the asymmetrical risk profile of an option. Since there is no downside risk, managements have an incentive to take excessive risk. In short, executives tend to cease thinking like true owners. We like to see senior and executive level managers own stock in multiples of their annual salary.
     Ideally we prefer to see bonuses and incentive awards paid in stock (with a vesting period), rather than cash or options. We look for stock award plans to be based on tangible operating performance metrics, such as return-on-invested capital or profit margin.
     Additionally, when we deem a management as excessively compensated, we will likely vote against any kind of additional reward plan, even if the plan by itself looks reasonable.
Social Issues
     It is our belief that socially responsible companies have, over time, provided superior investment returns for long-term investors. Fair hiring and inclusiveness with respect to women and minorities create a positive corporate culture that offers greater opportunities for growth for all employees, with concomitant rewards for shareholders of the company. A responsible corporate policy with respect to environmental issues is critical to all of us.
     Our general posture with respect to social issues is to support management so long as they are complying with the spirit of the laws and regulations of the United States of America. Shareholder proposals must be considered on a case-by-case basis. The number of specific issues that we have seen raised on proxy votes with respect to social and labor issues are increasing. Since there is much “gray” and little “black and white” with respect to the level of corporate commitment to many of the social issues, and since we are generally supportive of the goals and policies of the companies which we own, we would tend to vote in favor of management on these issues absent evidence that the company is abusing our trust, or direction from our clients to the contrary. If it is the desire of a client to provide input and direction on the voting of proxies with respect to certain issues, we would be more than happy to advise them when such issues arise and to defer to their wishes in voting on those issues.
Conflicts of Interest
     When there is an apparent conflict of interest, or the appearance of a conflict of interest, e.g., where FMI may receive fees from a company for advisory or other services at the same time that FMI has investments in the stock of that company, we will vote with management on those issues on which brokerage firms are allowed to vote without customer approval under NYSE rules, e.g. directors and auditors. On other issues, we will advise our clients of the conflict, and we will vote as the client directs. If we receive no direction from a client, we will abstain.
Procedures
     FMI has the responsibility and authority to vote proxies with respect to the securities under its management unless the right to vote proxies is expressly reserved for the client, plan trustees or other plan fiduciary. FMI will advise the Pension Committee, Board of Trustees, Custodian or Client to forward all proxy materials to its offices and will take reasonable steps to ensure that they are received. We will review the issues to be voted upon and vote the proxies in accordance with the policies stated above, unless directed otherwise by the client. We will maintain and monitor all meeting, ballot, account and vote information, and make this information available to clients upon request.
In situations where securities held in a portfolio are not generally owned “across the board” in all client accounts with the same investment style, i.e. small holdings, we will vote those proxies based upon the management’s recommendations.
Proxies cannot be voted on any securities that have been loaned out by the client. Where securities have been loaned out and a vote is required regarding a material event, FMI will attempt to recall the loaned security in order to vote the proxy. This does not apply to “small holdings” as defined above.

Proxy Voting Policy and Procedures
(Reviewed and Updated April 2008)
I. Introduction
     When so directed and authorized by clients, GlobeFlex Capital, L.P. (“GlobeFlex) is responsible for voting proxies for securities held in the client accounts. This document sets forth our policies with respect to proxy voting and our procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”). Specifically, Rule 206(4)-6 requires that we:
•	adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

•	address material conflicts that may arise in connection with proxy voting;

•	describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures upon request; and

•	disclose to clients how they may obtain information from us about how we voted proxies for their securities.
II.	Policy
     It is the policy of GlobeFlex to vote proxies in the interest of maximizing value for GlobeFlex’s clients. Proxies are an asset of a client, which should be treated by GlobeFlex with the same care, diligence, and loyalty as any asset belonging to a client. To that end, GlobeFlex will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least. Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote.
     GlobeFlex is not required to vote every proxy and such should not necessarily be construed as a violation of GlobeFlex’s fiduciary obligations. GlobeFlex shall at no time ignore or neglect its proxy voting responsibilities. However, there may be times when refraining from voting is in the client’s best interest, such as when GlobeFlex’s analysis of a particular proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client (i.e., casting a vote on a foreign security may require that the adviser engage a translator or travel to a foreign country to vote in person). Such position also complies with Interpretive Bulletin 94-2 of the DOL. Also, if a client participates in securities lending GlobeFlex may not be able to vote proxies that are on loan.
     The Chief Compliance Officer (CCO), in conjunction with the investment team, shall be responsible for conducting the proxy voting cost-benefit analysis in those certain situations in which GlobeFlex believes it may be in its clients’ best interests for

GlobeFlex not to vote a particular proxy. The CCO shall maintain documentation of any cost/benefit analysis with respect to proxies that were not voted by GlobeFlex.
     Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supersede this policy. Clients may wish to have their proxies voted by an independent third party or other named fiduciary or agent, at the client’s cost.
III. Proxy voting policy and procedures
     GlobeFlex subscribes to the services of RiskMetrics Group’s ISS Corporate Governance Services Unit (“ISS”) with respect to proxy voting. Under the proxy voting agency service agreement, ISS keeps GlobeFlex apprised of shareholder meeting dates of securities holdings, makes copies of proxy materials available for our review upon request, and votes proxies in accordance with our guidelines or instructions. ISS maintains all necessary proxy voting records and, upon request, prepares reports concerning how votes were cast for clients.
     ISS will be notified of proxy guidelines provided by clients and will be instructed to vote for the specific client according to the custom policies. ISS will keep records of the custom policies and voting history.
     When making proxy voting decisions, and except to the extent superseded by client proxy voting policies, GlobeFlex generally adheres to its proxy voting guidelines, which set forth GlobeFlex’ positions on recurring issues. The guidelines are reviewed periodically and updated or revised as necessary. The guidelines are not exhaustive and do not include all potential voting issues. Proposals not covered by the guidelines and contested situations are evaluated on a case-by-case basis, taking into consideration all of the relevant facts and circumstances at the time of the vote. GlobeFlex’ voting decisions are then communicated to ISS.
     Although we may consider ISS’s recommendations on proxy issues, GlobeFlex bears ultimate responsibility for proxy voting decisions. For ERISA plans for which GlobeFlex votes proxies, GlobeFlex is not relieved of its fiduciary responsibility by following directions of ISS or the ERISA plans’ named fiduciaries or by delegating proxy voting responsibility to another person.
          In the case of voting proxies for Clients which are publicly traded, GlobeFlex will rely upon ISS recommendations, in order to avoid potential or perceived conflicts of interest.
IV. Identifying and resolving conflict of interest
          Potential conflicts of interest
               A potential conflict of interest arises when GlobeFlex has business interests that may not be consistent with the best interests of its client. The following is a non-

exhaustive list of potential conflicts of interests that could influence the proxy voting process:
■	GlobeFlex retains an institutional client, or is in the process of retaining an institutional client that is (or is affiliated with) an issuer that is held in GlobeFlex’s client portfolios.

■	GlobeFlex retains a client, or is in the process of retaining a client that is an officer or director of an issuer that is held in GlobeFlex’s client portfolios.

■	GlobeFlex’s Employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers.

■	A GlobeFlex employee personally owns a significant number of an issuer’s securities that are also held in GlobeFlex’s client portfolios.
     Identifying conflicts of interest
          GlobeFlex realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its Employees to notify the CCO of any material conflict that may impair GlobeFlex’s ability to vote proxies in an objective manner. The CCO will continuously monitor for conflicts. GlobeFlex has also hired a third-party compliance consulting firm, Adviser Compliance Group (ACA). GlobeFlex will consult with ACA and/or outside counsel if any possible conflicts arise. ACA will also review and attempt to identify additional proxy voting conflicts at least annually during its annual review of GlobeFlex.
          In addition, any attempts by others within GlobeFlex to influence the voting of client proxies in a manner that is inconsistent with the proxy voting policy shall be reported to the CCO. Further, any attempts by persons or entities outside GlobeFlex to influence the voting of client proxies shall be reported to the CCO. The CCO may then elect to report the attempt to the General Partner and legal counsel.
     Resolution of conflicts of interest
          Our resolution, as mentioned in SEC release number IA-2106, is that, upon detection of a material conflict of interest, the proxy vote in question will be voted in accordance with the pre-determined policy recommendation of our independent, third party service provider, ISS.
V. Recordkeeping
          ISS maintains the historical records of documentations described in the following section for our clients.
     Client request to review proxy votes:

■	Any request, whether written (including e-mail) or oral, received by any Employee of GlobeFlex, must be promptly reported to the CCO. All written requests must be retained in the permanent file.

■	The CCO, in conjunction with the investment team, will record the identity of the client, the date of the request, and the action taken as a result of the request, in a suitable place.

■	In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, the CCO, in conjunction with the investment team, may distribute to any client requesting proxy voting information the complete proxy voting record of that client for the period requested.

■	The CCO, in conjunction with the investment team, will furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days). GlobeFlex will maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the client’s written request, if applicable, and maintained in the permanent file.

■	Clients are permitted to request the proxy voting record for the 5 year period prior to their request.
Proxy voting policy and procedures:
■	GlobeFlex will maintain the current Proxy Voting Policy and Procedures, as well as all past versions for the last 7 years.
Proxy voting records shall consist of the following:
■	A record of how GlobeFlex voted client proxies.

■	Documents prepared or created by GlobeFlex that were material to making a decision on how to vote, or that memorialized the basis for the decision.

■	Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.
     VI. Disclosure
     GlobeFlex will ensure that Part II of Form ADV and private placement memoranda are updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) information about how clients may obtain information on how GlobeFlex voted their securities.

VII. Proxy Solicitation
     As a matter of practice, it is GlobeFlex’s policy to not reveal or disclose to any client how GlobeFlex may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. GlobeFlex will never disclose such information to unrelated third parties.
     The CCO is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients. At no time may any Employee accept any remuneration in the solicitation of proxies. The CCO shall handle all responses to such solicitations.

Legg Mason Capital Management
PROXY VOTING
     The Firm will exercise its proxy voting responsibilities to serve the best interests of its clients and in compliance with applicable laws and regulations. The Firm recognizes that proxy voting is a valuable right of company shareholders and believes that shareholders are best served by a voting process guided by the principles of preserving and expanding the power of shareholders in areas of corporate governance and allowing responsible management teams to run businesses.
Procedures
Oversight of Principles and Procedures
     The Firm’s Chief Investment Officer has full authority to determine the Firm’s proxy voting principles and procedures and vote proxies on behalf of the Firm’s clients. The Chief Investment Officer has delegated oversight and implementation of the proxy voting process, including the principles and procedures that govern it, to the Firm’s Proxy Officers and the Legal and Compliance Department. The Firm will periodically review its existing principles and procedures in light of the Firm’s duties as well as applicable laws and regulations to determine if any changes are necessary.
Limitations
     The Firm recognizes proxy voting as a valuable right of company shareholders. Generally speaking, the Firm will vote all proxies it receives. However, the Firm may refrain from voting in certain circumstances. For instance, the Firm generally intends to refrain from voting a proxy if the company’s shares are no longer held by the Firm’s clients at the time of the meeting. Additionally, the Firm may refrain from voting a proxy if the Firm concludes the potential impact on shareholders’ interests is insignificant while the cost associated with analyzing and voting the proxy may be significant. If the Proxy Administration Officer confirms that shares of a security are on loan as of the record date of the meeting for which a proxy is received, the Firm will be unable to vote those shares for the client. As a general matter, the Firm discourages its clients from loaning the securities the Firm manages.
Proxy Administration
     The Firm will instruct each client custodian to forward proxy materials to the vendor engaged by the Firm to electronically receive ballots and transmit the Firm’s proxy votes, as well as to maintain proxy voting receipts and records (the “Proxy Administration Vendor”). New client custodians will be notified at account inception of their responsibility to deliver proxy materials to the Firm’s Proxy Administration Vendor.
Compliance Review
     A Compliance Officer will review the pending proxies and identify any potential conflicts between the Firm, or its employees, and the Firm’s clients.
Policies & Procedures (July 2007)

1

Identifying Conflicts
In identifying conflicts of interest, a Compliance Officer will review the following issues:
(i) Whether there are any business or personal relationships between the Firm, or an employee of the Firm, and the officers, directors or shareholder proposal proponents of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of the Firm’s clients;
(ii) Whether the Firm has any other economic incentive to vote in a manner that is not consistent with the best interests of its clients; and;
(iii) Whether the Proxy Officer voting the shares is aware of any business or personal relationship, or other economic incentive that has the potential to influence the manner in which the Proxy Officer votes the shares.
Assessing Materiality
     If it is determined that a conflict exists, the conflict will be deemed to be material if the Compliance Officer determines, in the exercise of reasonable judgment, that the conflict is likely to have an impact on the manner in which the subject shares are voted.
     If the Compliance Officer determines that the conflict is not material, the proxy issue will be forwarded to the Proxy Officer for voting.
     If the Compliance Officer determines that the conflict may be material, the following steps will be taken:
(i) The Compliance Officer will consult with representatives of the Firm’s senior management to make a final determination of materiality. The Compliance Officer will maintain a record of this determination.
(ii) After the determination is made, the following procedures will apply:
(a) If the final determination is that the conflict is not material, the proxy issue will be forwarded to the Proxy Officer for voting;
(b) If the final determination is that the conflict is material, the following procedures will apply:
(1) If the Firm’s Proxy Voting Guidelines (“Guidelines”), a copy of which is included as Schedule 3, definitively address the issues presented for vote, the Firm will vote according to the Guidelines;
(2) If the issues presented for vote are not definitively addressed in the Guidelines, the Firm will either (x) follow the vote recommendation of an independent Voting Delegate or (y) disclose the conflict to clients and obtain their consent to vote.
Policies & Procedures (July 2007)

2

Notification to Clients
     To the extent a client requires notification if a conflict of interest is identified, a Compliance Officer will ensure that notification is carried out in a timely manner.
Proxy Officer Duties
     The Proxy Officer will review proxies and evaluate matters for vote in light of the Firm’s principles and procedures and the Guidelines. The Proxy Officer may seek additional information from the Firm’s Investment Team, company management, independent research services, or other sources to determine how to vote in the best interests of shareholders. Additionally, the Proxy Officer may consult with the Firm’s Chief Investment Officer for guidance on proxy issues. Generally, the Proxy Officer will not consult the Firm’s affiliates during this process. The Firm will maintain all documents that it creates that were material to its process for determining how to vote proxies for its clients or that memorialize the basis for a vote. The Proxy Officer will sign and return to the Proxy Administration Officer all forms indicating the manner in which votes on proxy issues should be cast by the Proxy Administration Officer.
Proxy Administration Officer Duties
The Proxy Administration Officer will:
(i) Provide custodians with instructions to forward proxies to the Firm’s Proxy Administration Vendor for all clients for whom the Firm is responsible for voting proxies;
(ii) When proxy data is received from the Firm’s Proxy Administration Vendor, reconcile the number of shares indicated on the proxy with the Firm’s internal data on shares held as of the record date;
a) Other Discrepancies Noted
If any share discrepancies are noted, the Proxy Administration Officer will notify the custodian.
1) Manual Voting
If the Firm’s Proxy Administration Vendor did not receive a ballot for a client, the Proxy Administration Officer will contact the custodian to obtain a control number and then use the control number to allow the Proxy Administration Vendor to update the ballot, if time permits, or manually vote the shares for that client.
(iii) Use best efforts to obtain missing proxies from custodian;
(iv) Inform the Legal and Compliance Department and Proxy Administration Officer if the company’s shares are no longer held by Firm clients as of the meeting date;
Policies & Procedures (July 2007)

3

(v) Ensure the Proxy Administration Officer and the Legal and Compliance Department are aware of the timeline to vote a proxy and use best efforts to ensure that votes are cast in a timely manner;
(vi) Per instructions from the Proxy Administration Officer or a Compliance Officer, vote proxy issues via the Proxy Administration Vendor’s software, online or via facsimile , and;
(vii) Obtain evidence of receipt and maintain records of all proxies voted.

THE BANK OF NEW YORK MELLON CORPORATION
PROXY VOTING POLICY
(Revised: October 24, 2008)
1.	Scope of Policy — This Proxy Voting Policy has been adopted by certain of the investment advisory subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”), the investment companies advised by such subsidiaries (the “Funds”), and the banking subsidiaries of BNY Mellon (BNY Mellon’s investment advisory and banking subsidiaries are hereinafter referred to individually as a “Subsidiary” and collectively as the “Subsidiaries”).

2.	Fiduciary Duty — We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser’s duty of loyalty precludes the adviser from subrogating its clients’ interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, a Subsidiary weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

3.	Long-Term Perspective — We recognize that management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.

4.	Limited Role of Shareholders — We believe that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.

5.	Anti-takeover Proposals — We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company’s future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

6.	“Social” Issues — On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client’s portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.

7.	Proxy Voting Process — Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the BNY Mellon Proxy Policy Committee (the “Committee”), if the applicable guidelines so require. Proposals for which a guideline has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, will be referred to the Committee for discussion and vote. Additionally, the Committee may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account’s beneficial owners.

8.	Material Conflicts of Interest — We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and Fund securities.

9.	Securities Lending — We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.

10.	Recordkeeping — We will keep, or cause our agents to keep, the records for each voting proposal required by law.

11.	Disclosure — We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall include this Proxy Voting Policy and any related procedures, or a description thereof, in their Statements of Additional Information, and shall disclose their proxy votes, as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the shareholder meeting has concluded.

PROXY VOTING POLICIES AND PROCEDURES
March 2009
Introduction
Mondrian Investment Partners Limited (“MIP”) is a registered investment adviser with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940, as amended, (the “Advisers Act”). MIP provides investment advisory services to various types of clients such as registered and unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of institutional investors. Pursuant to the terms of an investment management agreement between MIP and its client or as a result of some other type of specific delegation by the client, MIP is often given the authority and discretion to vote proxy statements relating to the underlying securities which are held on behalf of such client. Also, clients sometimes ask MIP to give voting advice on certain proxies without delegating full responsibility to MIP to vote proxies on behalf of the client. MIP has developed the following Proxy Voting Policies and Procedures (the “Procedures”) in order to ensure that it votes proxies or gives proxy voting advice that is in the best interests of its clients.
Procedures for Voting Proxies
To help make sure that MIP votes client proxies in accordance with the Procedures and in the best interests of clients, it has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the proxy voting process. The Committee consists of the following MIP personnel (i) two investment Directors; (ii) Chief Operating Officer; and (iii) Chief Compliance Officer. The Committee will meet as necessary to help MIP fulfill its duties to vote proxies for clients.
One of the main responsibilities of the Committee is to review and approve the Procedures on a yearly basis. The Procedures are usually reviewed during the first quarter of the calendar year before the beginning of the “proxy voting season” and may also be reviewed at other times of the year, as necessary. When reviewing the Procedures, the Committee looks to see if the Procedures are designed to allow MIP to vote proxies in a manner consistent with the goal of voting in the best interests of clients and maximizing the value of the underlying shares being voted on by MIP. The Committee will also review the Procedures to make sure that they comply with any new rules promulgated by the SEC or other relevant regulatory bodies. After the Procedures are approved by the Committee, MIP will vote proxies or give advice on voting proxies generally in accordance with such Procedures.
In order to facilitate the actual process of voting proxies, MIP has contracted with an independent company, RiskMetrics Group (“RMG”), to use its ISS Governance Services (“ISS”). Both RMG and the client’s custodian monitor corporate events for MIP. MIP gives an authorization and letter of instruction to the client’s custodian who then forwards proxy materials it receives to RMG so that RMG may vote the proxies. On approximately at least a monthly basis, MIP will send RMG an updated list of client accounts and security holdings in those accounts, so that RMG can update its database and is aware of which proxies it will need to vote on behalf of MIP clients. If needed, the Committee has access to these records.
MIP provides RMG with the Procedures to use to analyze proxy statements on behalf of MIP and its clients, and RMG is instructed to vote those proxy statements in accordance with the Procedures. After receiving the proxy statements, RMG will review the proxy issues and vote them in accordance with MIP’s Procedures. When the Procedures state that a proxy issue will be decided on a case-by-case basis, RMG will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and in accordance with the parameters described in these Procedures generally and specifically with the Proxy Voting Guidelines (the “Guidelines”) below. If the Procedures do not address a particular proxy issue, RMG will similarly look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and pursuant to the spirit of the Procedures provided by MIP. After a proxy has been voted, RMG will create a record of the vote in order to help MIP comply with their duties listed under “Availability of Proxy Voting Records and Recordkeeping” below. If a client provides MIP with its own proxy voting guidelines, MIP will generally forward the client’s guidelines to RMG who will create specific instructions for that client which Mondrian will follow in order to vote the client’s proxies pursuant to those guidelines.

The Committee is responsible for overseeing RMG proxy voting activities for MIP’s clients and will attempt to ensure that RMG is voting proxies pursuant to the Procedures. There may be times when MIP believes that the best interests of the client will be better served if it votes a proxy counter to RMG recommended vote on that proxy. In those cases, the Committee will generally review the research provided by RMG on the particular issue, and it may also conduct its own research or solicit additional research from another third party on the issue. After gathering this information and possibly discussing the issue with other relevant parties, the Committee will use the information gathered to determine how to vote on the issue in a manner which the Committee believes is consistent with MIP’s Procedures and in the best interests of the client.
MIP will attempt to vote every proxy which they or their agents receive when a client has given it the authority and direction to vote such proxies. However, there are situations in which MIP may not be able to process a proxy. For example, MIP may not have sufficient time to process a vote because it or its agents received a proxy statement in an untimely manner. Use of a third party service, such as ISS, and relationships with multiple custodians help avoid a situation where MIP is unable to vote a proxy.
Company Management Recommendations
When determining whether to invest in a particular company, one of the factors MIP may consider is the quality and depth of the company’s management. As a result, MIP believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, MIP’s votes are cast in accordance with the recommendations of the company’s management. However, MIP will normally vote against management’s position when it runs counter to the Guidelines, and MIP will also vote against management’s recommendation when such position is not in the best interests of MIP’s clients.
Conflicts of Interest
As a matter of policy, the Committee and any other officers, directors, employees and affiliated persons of MIP may not be influenced by outside sources who have interests which conflict with the interests of MIP’s clients when voting proxies for such clients. However, in order to ensure that MIP votes proxies in the best interests of the client, MIP has established various systems described below to properly deal with a material conflict of interest.
Most of the proxies which MIP receives on behalf of its clients are voted by RMG in accordance with these pre-determined, pre-approved Procedures. As stated above, these Procedures are reviewed and approved by the Committee at least annually normally during the first quarter of the calendar year and at other necessary times. The Procedures are then utilized by RMG going forward to vote client proxies. The Committee approves the Procedures only after it has determined that the Procedures are designed to help MIP vote proxies in a manner consistent with the goal of voting in the best interests of its clients. Because the majority of client proxies are voted by RMG pursuant to the pre-determined Procedures, it normally will not be necessary for MIP to make a real-time determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for MIP from the proxy voting process.
In the limited instances where MIP is considering voting a proxy contrary to RMG recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving MIP or affiliated persons of MIP. If there is no perceived conflict of interest, the Committee will then vote the proxy according to the process described in “Procedures for Voting Proxies” above. If at least one member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the client. The Committee will then review the proxy voting materials and recommendation provided by RMG and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with MIP’s Procedures and in the best interests of the client. In these instances, the Committee must come to a unanimous decision regarding how to vote the proxy or they will be required to vote the proxy in accordance with RMG original recommendation. Documentation of the reasons for voting contrary to RMG recommendation will generally be retained by MIP.
Availability of Proxy Voting Information and Recordkeeping

Clients of MIP will be directed to their client service representative to obtain information from MIP on how their securities were voted. At the beginning of a new relationship with a client, MIP will provide clients with a concise summary of MIP’s proxy voting process and will inform clients that they can obtain a copy of the complete Procedures upon request. The information described in the preceding two sentences will be included in Part II of MIP’s Form ADV which is delivered to each new client prior to the commencement of investment management services. Existing clients will also be provided with the above information.
MIP will also retain extensive records regarding proxy voting on behalf of clients. MIP will keep records of the following items: (i) the Procedures; (ii) proxy statements received regarding client securities (via hard copies held by RMG or electronic filings from the SEC’s EDGAR filing system); (iii) records of votes cast on behalf of MIP’s clients (via ISS); (iv) records of a client’s written request for information on how MIP voted proxies for the client, and any MIP written response to an oral or written client request for information on how MIP voted proxies for the client; and (v) any documents prepared by MIP that were material to making a decision how to vote or that memorialized the basis for that decision. These records will be maintained in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, such records will be stored at the offices of MIP.
Proxy Voting Guidelines
The following Guidelines summarize MIP’s positions on various issues and give a general indication as to how it will vote shares on each issue. The Proxy Committee has reviewed the Guidelines and determined that voting proxies pursuant to the Guidelines should be in the best interests of the client and should facilitate the goal of maximizing the value of the client’s investments. Although MIP will usually vote proxies in accordance with these Guidelines, it reserves the right to vote certain issues counter to the Guidelines if, after a thorough review of the matter, it determines that a client’s best interests would be served by such a vote. Moreover, the list of Guidelines below may not include all potential voting issues. To the extent that the Guidelines do not cover potential voting issues, MIP will vote on such issues in a manner that is consistent with the spirit of the Guidelines below and that promotes the best interests of the client. In situations where there is an option of confidentiality offered in relation to a specified voting item, MIP will take that offer. MIP’s Guidelines are listed immediately below and are organized by the types of issues that could potentially be brought up in a proxy statement. Due to differences in the various foreign markets in which issuers are located, the Guidelines below are more general in nature. As the issues and requirements in foreign countries may vary from each other, RMG will provide additional country-specific research and recommendations on such issues that can be used in determining how to vote in the best interests of MIP’s clients. The Guidelines are as follows:

INTERNATIONAL
Shareblocking
In a number of countries in which Mondrian invests client assets (including Holland, Italy and France), local laws require the imposition of a trading block on shareholders once they have voted their proxies in relation to companies registered in that country. These trading blocks are usually for a set period and can be for a number of weeks. Mondrian believes that there are situations where it is in the client’s greater interest to retain the ability to sell the shares rather than to participate in the proxy vote. In such countries, provided that the criteria set out below are met, registration to vote for a specific proxy will not be required and Mondrian’s investment analysts will not need to seek the permission of the Proxy Voting Committee for a “no vote” decision. The following criteria must be met before a “no vote” decision may be made:
•	the Mondrian analyst does not consider the proxy items being proposed to be material;

•	a “no vote” decision by Mondrian would be unlikely to impact the outcome of the vote (i.e. the proposals would likely go ahead anyway);

•	the Mondrian analyst is not aware of any conflicts of interest in deciding not to vote;

•	there is a possibility that Mondrian will wish to sell the shares in the near future;

•	the Mondrian analyst is satisfied that by not voting the clients would not be disadvantaged relative to the risk of not being able to sell the shares during the share blocking period, and

•	a record is made justifying the decision.
Financial Results/Director and Auditor Reports
Generally vote FOR approval of financial statements and director and auditor reports, unless:
•	there are concerns about the accounts presented or audit procedures used; or

•	the company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Generally vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees, unless:
•	there are serious concerns about the accounts presented or the audit procedures used;

•	the auditors are being changed without explanation; or

•	non-audit-related fees are substantial or are routinely in excess of standard annual audit related fees.
Generally vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Generally vote FOR the appointment or re-election of statutory auditors, unless:
•	there are serious concerns about the statutory reports presented or the audit procedures used;

•	questions exist concerning any of the statutory auditors being appointed; or

•	the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Generally vote FOR approval of the allocation of income, unless:

• the dividend payout ratio has been consistently below 30 percent without adequate explanation; or
• the payout is excessive given the company’s financial position.
Stock (Scrip) Dividend Alternative
Generally vote FOR most stock (scrip) dividend proposals. Generally vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Generally vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term
Generally vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Generally vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Generally vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Generally vote AGAINST other business when it appears as a voting item.
Director Elections
Generally vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	the board fails to meet minimum corporate governance standards.
Generally vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Generally vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
Generally vote for employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Generally vote against employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.
RMG Classification of Directors — International Policy 2009
Executive Director
•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially owns less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•	Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test3);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative of current employee of the company or its affiliates;

•	Relative of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally NOT a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered[4].
Independent NED
•	No material[5] connection, either directly or indirectly, to the company other than a board seat.
Employee Representative
•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).
Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
•	A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•	Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.
For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

[1]	“Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer or significant shareholder of the company.

[2]	Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]	If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

[4]	For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]	For purposes of RMG director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Director Compensation
Generally vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Generally vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Generally vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Generally vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Director, Officer, and Auditor Indemnification and Liability Provisions
Generally vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Generally vote AGAINST proposals to indemnify auditors.
Board Structure
Generally vote FOR proposals to fix board size.
Generally vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Generally vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
Share Issuance Requests
GENERAL ISSUANCES:
Generally vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Generally vote on a CASE-BY-CASE basis on all issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
S P E C I F I C ISSUANCES:
Generally vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Generally vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Generally vote FOR specific proposals to increase authorized capital to any amount, unless:
•	the specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or
•	the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Generally vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Generally vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Generally vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures
Generally vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.
Generally vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional super-voting shares.
Preferred Stock
Generally vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Generally vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Generally vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Generally vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Generally vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Generally vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Generally vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Generally vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Generally vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Generally vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:
•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf “);
•	Duration does not exceed 18 months.
For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shared on an annual basis, RMG will support the proposed authority.
In addition, generally vote AGAINST any proposal where:
•	The repurchase can be used for takeover defenses;
•	There is clear evidence of abuse;

•	There is not safeguard against selective buybacks;
•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.
RMG may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital restructuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that the following conditions are met:
•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;
•	The plan still respects the 10 percent maximum of shares to be kept in treasury.
Reissuance of Shares Repurchased
Generally vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Generally vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
Reorganizations/Restructurings
Generally vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Generally vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, RMG reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Generally vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
Mandatory Takeover Bid Waivers
Generally vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Re-incorporation Proposals
Generally vote re-incorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities
Generally vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
Generally vote related-party transactions on a CASE-BY-CASE basis.
Compensation Plans
Generally vote compensation plans on a CASE-BY-CASE basis.
Anti-takeover Mechanisms
Generally vote AGAINST all anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Generally vote all shareholder proposals on a CASE-BY-CASE basis.
Generally vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Generally vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

UNITED STATES
1. Auditors
Auditor Ratification
Generally vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive. Non-audit fees are excessive if:

•	Non-audit (“other”) fee exceed fees + audit-related fees + tax compliance/preparation fees
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Generally vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of audit committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.
2. Board of Directors
Voting on Director 6 Nominees in Uncontested Elections
Generally vote on director nominees should be determined on a CASE-BY-CASE basis.

Generally vote AGAINST or WITHHOLD7 from individual directors who:
•	Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:
— Degree to which absences were due to an unavoidable conflict;

— Pattern of absenteeism; and

— Other extraordinary circumstances underlying the director’s absence;
•	Sit on more than six public company boards;
•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own — withhold only at their outside boards.
Generally vote AGAINST or WITHHOLD from all nominees of the board of directors, (except for from new nominees, who should be considered on a CASE-BY-CASE basis) if:
•	The company’s proxy indicates that not all directors attended 75 percent of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, generally vote against/withhold from all incumbent directors;
•	The company’s poison pill has a dead-hand or modified dead-hand feature. Generally vote against/withhold

[6]	RiskMetrics’ classification of directors can be found in US Proxy Voting Guidelines Summary.

[7]	In general, companies with a plurality vote standard use ‘Withhold” as the valid opposition vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid opposition vote for the particular company.

every year until this feature is removed;

•	The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote and has not yet received a withhold/against recommendation for this issue;

•	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable.

•	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers.Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry (Russell 3000 companies only).
Generally vote AGAINST or WITHHOLD from inside directors and affiliated outside directors (per the classification of directors below) when:
•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•	The full board is less than majority independent.
Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:
•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Generally vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as: fraud; misapplication of GAAP; and material weakness identified in Section 404 disclosures.
Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.
GENERALLY vote AGAINST or WITHHOLD from the members of the Compensation Committee if:
•	There is a negative correlation between chief executive’s pay and company performance; (see discussion under Equity Compensation Plans);

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment made to shareholders;

•	The company has backdated options (see “Options Backdating” policy);

•	The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Generally vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the Chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:
The company maintains the following counterbalancing features:
•	Designated lead director, elected by and from the independent board members with clearly delineated and Comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:
— Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

— Serves as liaison between the chairman and the independent directors;

— Approves information sent to the board;

— Approves meeting agendas for the board;

— Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items;

— Has the authority to call meetings of the independent directors;

— If requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;

•	All-independent key committees;

•	Established governance guidelines;

•	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one and three year TSR in the bottom half of the company’s four digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time.

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
— Egregious compensation practices;

— Multiple related-party transactions or other issues putting director independence at risk;

— Corporate and/or management scandals;

— Excessive problematic corporate governance provisions; or

— Flagrant board or management actions with potential or realized negative impact on shareholders.
Majority Vote Shareholder Proposals
Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.
Performance/Governance Evaluation for Directors
Generally vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one and three-year total shareholder returns in the bottom half of a company’s four digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:
•	a classified board structure;

•	a supermajority vote requirement;

•	majority vote standard for director elections with no carve out for contested elections;

•	the inability of shareholders to call special meetings;

•	the inability of shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill
If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.
3. Proxy Contests
Voting for Director Nominees in Contested Elections
Generally vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
Reimbursing Proxy Solicitation Expenses
Generally vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
•	The election of fewer than 50 percent of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.
4. Anti-Takeover Defenses and Voting Related Issues
Advance Notice Requirements for Shareholder Proposals/Nominations
Generally vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.
To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.
Poison Pills
Generally vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or
•	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
Generally vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.
Generally vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses
(“NOL pills”), the following factors should be considered:
•	the trigger (NOL pills generally have a trigger slightly below 5%);

•	the value of the NOLs;

•	the term;

•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and

•	other factors that may be applicable.
In addition, generally vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-BY-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.
5. Mergers and Corporate Restructurings
Overall Approach
For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness,emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process — Were the terms of the transaction negotiated at arm’s length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation

“wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
6. State of Incorporation
Reincorporation Proposals
Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration both financial and corporate governance concerns, including:
•	Reasons for reincorporating,

•	Comparison of the governance practices and provisions prior to and following the reincorporation; and

•	Comparison of the corporation laws of original state and destination state.
Generally vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
7. Capital Structure
Common Stock Authorization
Generally vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company specific factors which include, at a minimum, the following:
•	Specific reasons/rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request
Generally vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
Preferred Stock
Generally vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company specific factors which include, at a minimum, the following:
•	Specific reasons/rationale for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;

•	The board’s governance structure and practices; and

•	Risks to shareholders of not approving the request
Generally vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
Vote FOR proposals to create “de-clawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Generally vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Generally vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shared have been issued or reserved for a specific purpose.
8. Executive and Director Compensation
Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options without prior shareholder approval;

•	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

•	The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for poor pay practices.
Poor Pay Practices
GENERALLY VOTE AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Generally vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.
The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:
•	Egregious employment contracts — Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;

•	Excessive perks/tax reimbursements:

— Overly generous perquisites, which may include but are not limited to the following: personal use of corporate aircraft, personal security systems maintenance and/or installation, car allowances;

— Reimbursement of income taxes on executive perquisites or other payments;

— Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

•	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure

— Performance metrics that are changed, cancelled, or replaced during the performance period without adequate explanation of the action and the link to performance);

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:

— Inclusion of additional years of service not worked that result in significant payouts;

— Inclusion of performance-based equity awards in the pension calculation;

•	New CEO with overly generous new hire package:

— Excessive “make whole” provisions):

— Any of the poor pay practices listed in this policy;

•	Excessive severance and/or change-in-control provisions:

— Inclusion of excessive change-in-control or severance payments, especially those with a multiple in excess of 3x cash pay;

— Payments upon an excecutive’s termination in connection with performance failure;

— Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered);

— New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;

— Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

— New or materially amended employment or severance agreements that provide for an excise tax gross-up.

Modified gross-ups would be treated in the same manner as full gross-ups;

— Perquisites for former executives such as car allowances, personal use of corporate aircraft, or other inappropriate arrangements;

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Poor disclosure practices:

— Unclear explanation of how the CEO is involved in the pay setting process:

— Retrospective performance targets and methodology not discussed:

— Methodology for benchmarking practices and/or peer group not disclosed and explained);

•	Internal pay disparity:

— Excessive differential between CEO total pay and that of next highest-paid named executive officer (NEO);

— Options backdating (covered in a separate policy);

•	Other excessive compensation payouts or poor pay practices at the company.
Other Compensation Proposals and Policies
Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals
Generally vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Generally vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.
For US companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:
Relative Considerations
•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

•	Evaluation of peer groups used to set target pay or award opportunities;

•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).
Design Considerations
•	Balance of fixed versus performance-driven pay;

•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.
Communication Considerations
•	Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).
Employee Stock Purchase Plans — Non-Qualified Plans
Generally vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution which maybe a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.
Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.
Option Exchange Programs/Repricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:
•	Historic trading patterns — the stock price should not be so volatile that the options are likely to be back “in the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Other Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.
Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.
Share Buyback Holding Periods
Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director to remain on the board. While the RMG favours stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Generally vote on a CASE-BY-CASE on shareholders proposals asking companies to adopt policies requiring Named
Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place.

These should consist of:
-	Rigorous stock ownership guidelines, or

-	A holding period requirement coupled with a significant long-term ownership requirement, or

-	A meaningful retention ratio,
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
Tax Gross-Up Proposals
Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.
9. Corporate Social Responsibility (CSR) Issues
Overall Approach
When evaluating social and environmental shareholder proposals, RMG considers the following factors:
•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
Genetically Modified Ingredients
Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.
Generally vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.
Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community. Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.
Pharmaceutical Pricing, Access to Medicines, and Product Reimportation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.
Generally Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:
•	The Nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.
Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.
Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.
Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.
Climate Change
Generally vote FOR on resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:
•	The company already provides current, publicly available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.
Lobbying Expenditures/Initiatives
Generally vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:
•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.
Political Contributions and Trade Associations Spending
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributionsor trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.
Generally vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Generally vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:
•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•	The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.
Generally vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
Labor and Human Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.
Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.
Sustainability Reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives and oversight mechanisms related to social, economic, and environmental sustainability, unless:
•	The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Payden & Rygel
I.G. — Proxy Voting Policy
Background
     Payden & Rygel has adopted the “Payden & Rygel Proxy Voting Policy” attached hereto as Exhibit 1 (the “Proxy Voting Policy”), which constitutes written policies and procedures reasonably designed to ensure that the Adviser votes client securities in the best of the client.
Policy
At a minimum, the Adviser’s Proxy Voting Policy:
•	Provides how Adviser addresses material conflicts that may arise between its interests and those of its clients.

•	Discloses to its clients how they may obtain information from the Adviser about how it voted with respect to the client’s securities;

•	Describes to its clients the Adviser’s proxy voting policies and procedures.

•	Describes how clients may obtain a copy of the Proxy Voting Policy.
Procedures
•	The Proxy Voting Committee established pursuant to the Proxy Voting Policy documents how it has voted with respect to the securities of each client.

•	The Proxy Voting Committee documents any material conflicts between its interests and those of one of its clients and how it resolved that conflict.
Compliance Review
Prior to August 31 of each year, the CCO will:
•	Review the adviser’s voting record and confirm that a random sample of proxy questions were voted according to the approved policy.

•	Review any material conflicts that have been documented and determine independently whether the conflict was resolved in favor of the client’s interests.

Payden & Rygel
I.G. — Proxy Voting Policy
Exhibit 1
“Payden & Rygel Proxy Voting Policy”
Background
     To the extent that a client has delegated to Payden & Rygel the authority to vote proxies relating to equity securities,1 Payden & Rygel expects to fulfill its fiduciary obligation to the client by monitoring events concerning the issuer of the security and then voting the proxies in a manner that is consistent with the best interests of that client and that does not subordinate the client’s interests to its own.
     To that end, Payden & Rygel has created a Proxy Voting Committee consisting of Christopher N. Orndorff, David Kelley III and Edward S. Garlock to consider any issues related to proxy matters.
     Many proxy matters that are routinely presented year after year are non-controversial, such as the retention of a company’s outside auditors. On the other hand, over time the major controversies in voting proxies have related to corporate governance matters (e.g., changes in the state of incorporation and provisions on mergers and other corporate restructurings), anti-takeover provisions (e.g., staggered board terms, “poison pills” and supermajority provisions), stock option plans and other management compensation issues and social and corporate responsibility issues.
     We carefully consider all aspects of the issues presented by a proxy matter, and depending upon the particular client requirements, we may vote differently for different clients on the same proxy issue. For example, a union client may have specific policies on a particular proxy issue that may lead Payden & Rygel to cast a “no” vote, while the policies of another client on that same issue may lead Payden & Rygel to cast a “yes” vote.
General Proxy Voting Policies Followed by Payden & Rygel

[1]	The vast majority of proxy matters arise in the context of equity securities. To the very limited extent that such proxy matters might arise in the context of fixed income securities, Payden & Rygel would apply the same policies and procedures set forth above.

     Absent special client circumstances or specific client policies or instructions, Payden & Rygel will vote as follows on the issues listed below:
•	Vote for stock option plans and other incentive compensation plans that give both senior management and other employees an opportunity to share in the success of the issuer.

•	Vote for programs that permit an issuer to repurchase its own stock.

•	Vote for proposals that support board independence (e.g., declassification of directors, or requiring a majority of outside directors).

•	Vote against management proposals to make takeovers more difficult (e.g., “poison pill” provisions, or supermajority votes).

•	Vote for management proposals on the retention of outside auditors.

•	Vote for management endorsed director candidates, absent any special circumstances.
     With respect to the wide variety of social and corporate responsibility issues that are presented, Payden & Rygel’s general policy is to take a position in favor of policies that are designed to advance the economic value of the issuer.
     With one exception noted below, abstention is not an acceptable position and votes will be cast either for or against all issues presented. If unusual or controversial issues are presented that are not covered by the general proxy voting policies described above, or if circumstances exist which suggest that it may be appropriate to vote against a general proxy voting policy, the Proxy Voting Committee shall determine the manner of voting the proxy in question. However, many countries have “proxy blocking” regulations, which prohibit the sale of shares from the date that the vote is filed until the shareholder meeting. A Fund would be unable to sell its shares if a negative news event occurred during this time, thus harming its investors. Payden & Rygel reserves the right to decline to vote proxies for stocks affected by proxy blocking regulations.
Conflicts of Interest
     From time to time, Payden & Rygel may purchase for one client’s portfolio securities that have been issued by another client. Payden & Rygel does not have a policy against such investments because such a prohibition would unnecessarily limit investment opportunities. In that case, however, a conflict of interest may exist between the interests of the client for whose account the security was purchased and the interests of Payden & Rygel. For example, Payden & Rygel may manage corporate cash for Alpha Company whose management is soliciting proxies. Payden & Rygel has purchased Alpha Company’s securities for the account of Beta Company, another

Payden & Rygel client. Moreover, Beta Company’s policies would suggest Payden & Rygel should vote against the position put forward by Alpha Company’s management. However, voting against Alpha Company management may harm Payden & Rygel’s relationship with Alpha Company’s management. Thus, Payden & Rygel may have an incentive to vote with the management of Alpha Company, and hence has a conflict of interest.
     To ensure that proxy votes are voted in a client’s best interest and unaffected by any conflict of interest that may exist, Payden & Rygel will vote on a proxy question that presents a material conflict of interest between the interests of a client and the interests of Payden & Rygel as follows:
1.	If one of Payden & Rygel’s general proxy voting policies described above applies to the proxy issue in question, Payden & Rygel will vote the proxy in accordance with that policy. This assumes, of course, that the policy in question furthers the interests of the client and not of Payden & Rygel.

2.	However, if the general proxy voting policy does not further the interests of the client, Payden & Rygel will then seek specific instructions from the client.

PIMCO
Proxy Voting Policy and Procedures1
     The following are general proxy voting policies and procedures (“Policies and Procedures”) adopted by Pacific Investment Management Company LLC (“PIMCO”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”).2 PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”) and separate investment accounts for other clients.3 These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO’s Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), as set forth in the Department of Labor’s rules and regulations.4
     PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. PIMCO’s authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.5
     Set forth below are PIMCO’s Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.

[1]	Revised as of May 7, 2007.

[2]	These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003. See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).

[3]	These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.

[4]	Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client’s account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.

[5]	For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients. For purposes of these Policies and Procedures, voting or consent rights shall not include matters which are primarily investment decisions, including tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.

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General Statements of Policy
     These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.
     PIMCO may abstain from voting a client proxy under the following circumstances: (1) when the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.
Conflicts of Interest
     PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action:
1.	convening an ad-hoc committee to assess and resolve the conflict;[6]

2.	voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

3.	voting the proxy in accordance with the recommendation of an independent third-party service provider;

4.	suggesting that the client engage another party to determine how the proxies should be voted;

5.	delegating the vote to an independent third-party service provider; or

6.	voting in accordance with the factors discussed in these Policies and Procedures.
PIMCO will document the process of resolving any identified material conflict of interest.
Reporting Requirements and the Availability of Proxy Voting Records
     Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an

[6]	Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

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appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.
PIMCO Record Keeping
     PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.
     Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.
Review and Oversight
     PIMCO’s proxy voting procedures are described below. PIMCO’s Compliance Group will provide for the supervision and periodic review, no less than on an annual basis, of its proxy voting activities and the implementation of these Policies and Procedures.
     Because PIMCO has contracted with State Street Investment Manager Solutions, LLC (“IMS West”) to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.
     1. Transmit Proxy to PIMCO. IMS West will forward to PIMCO’s Compliance Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

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     2. Conflicts of Interest. PIMCO’s Compliance Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to PIMCO’s Middle Office Group for consideration by the appropriate portfolio manager(s). However, if a conflict does exist, PIMCO’s Compliance Group will seek to resolve any such conflict in accordance with these Policies and Procedures.
     3. Vote. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO’s Middle Office Group.
     4. Review. PIMCO’s Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO’s Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager’s decision as to how it should be voted.
     5. Transmittal to Third Parties. IMS West will document the portfolio manager’s decision for each proxy received from PIMCO’s Middle Office Group in a format designated by the custodian bank or other third party service provider. IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.
     6. Information Barriers. Certain entities controlling, controlled by, or under common control with PIMCO (“Affiliates”) may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.
Categories of Proxy Voting Issues
     In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders’ best interests, and therefore in the best economic interest of PIMCO’s clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client’s proxies.

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     Board of Directors
     1. Independence. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.
     2. Director Tenure and Retirement. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board’s stability and continuity.
     3. Nominations in Elections. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer’s securities.
     4. Separation of Chairman and CEO Positions. PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board’s ability to review and oversee management’s actions; and (ii) any potential effect on the issuer’s productivity and efficiency.
     5. D&O Indemnification and Liability Protection. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.
     6. Stock Ownership. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i) the benefits of additional vested interest in the issuer’s stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

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     Proxy Contests and Proxy Contest Defenses
     1. Contested Director Nominations. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election: (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management’s track record; (iv) the issuer’s long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.
     2. Reimbursement for Proxy Solicitation Expenses. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.
     3. Ability to Alter the Size of the Board by Shareholders. PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.
     4. Ability to Remove Directors by Shareholders. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.
     5. Cumulative Voting. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director’s ability to work for all shareholders.
     6. Supermajority Shareholder Requirements. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer’s charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

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     Tender Offer Defenses
     1. Classified Boards. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.
     2. Poison Pills. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.
     3. Fair Price Provisions. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.
     Capital Structure
     1. Stock Authorizations. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.
     2. Issuance of Preferred Stock. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.
     3. Stock Splits. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer’s existing authorized shares; and (ii) the industry that the issuer is in and the issuer’s performance in that industry.
     4. Reversed Stock Splits. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer’s existing authorized stock; and (ii) issues related to delisting the issuer’s stock.

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     Executive and Director Compensation
     1. Stock Option Plans. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.
     2. Director Compensation. PIMCO may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer’s shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.
     3. Golden and Tin Parachutes. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.
     State of Incorporation
     State Takeover Statutes. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer’s board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.
     Mergers and Restructurings
     1. Mergers and Acquisitions. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights. PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer’s shareholders.
     2. Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management’s efforts to pursue

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alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.
     Investment Company Proxies
For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.
For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.
     1. Election of Directors or Trustees. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund’s performance.
     2. Converting Closed-end Fund to Open-end Fund. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund’s shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.
     3. Proxy Contests. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.
     4. Investment Advisory Agreements. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.
     5. Policies Established in Accordance with the 1940 Act. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC

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interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.
     6. Changing a Fundamental Restriction to a Non-fundamental Restriction. PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund’s portfolio.
     7. Distribution Agreements. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor’s reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.
     8. Names Rule Proposals. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.
     9. Disposition of Assets/Termination/Liquidation. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund; (ii) the fund’s past performance; and (iii) the terms of the liquidation.
     10. Changes to Charter Documents. PIMCO may consider the following when voting on a proposal to change a fund’s charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.
     11. Changing the Domicile of a Fund. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.
     12. Change in Fund’s Subclassification. PIMCO may consider the following when voting on a change in a fund’s subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.
     Distressed and Defaulted Securities
     1. Waivers and Consents. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients;

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(ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.
     2. Voting on Chapter 11 Plans of Liquidation or Reorganization. PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.
     Miscellaneous Provisions
     1. Such Other Business. Proxy ballots sometimes contain a proposal granting the board authority to “transact such other business as may properly come before the meeting.” PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to “transact such other business as may properly come before the meeting”: (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO’s responsibility to consider actions before supporting them.
     2. Equal Access. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.
     3. Charitable Contributions. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer’s resources that could have been used to increase shareholder value.
     4. Special Interest Issues. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management’s responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client’s instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.
* * * * *

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PROXY VOTING POLICY AND PROCEDURES
Set forth below are the policies and procedures of Shenkman Capital with respect to proxy voting. This statement does not attempt to describe every regulatory and compliance requirement applicable to proxy voting, but rather summarizes some of the issues involved and establishes general rules and procedures. Although this statement expressly addresses proxy voting, the policies and procedures set forth herein apply to any solicitation of votes with respect to securities held in a fully discretionary client account, such as, for example, the solicitation of the consent of the holders of fixed income securities to a proposed restructuring.
I. POLICY
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Shenkman Capital has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with this statement.
II. PROXY VOTING PROCEDURES
(a)	Shenkman Capital will instruct each custodian for a discretionary client account to deliver to Shenkman Capital all proxy solicitation materials received with respect to the account. Shenkman Capital will review the securities held in its discretionary client accounts on a regular basis to confirm that it receives copies of all proxy solicitation materials concerning such securities. Shenkman Capital will vote all proxies on behalf of discretionary client accounts after carefully considering all proxy solicitation materials and other information and facts it deems relevant. A Portfolio Manager will make all voting decisions on behalf of a discretionary client account based solely on his/her determination of the best interests of that account. Shenkman Capital will use reasonable efforts to respond to each proxy solicitation by the deadline for such response.

(b)	All proxies received by Shenkman Capital will be sent to the Portfolio Administration Department for processing as follows:
(1)	maintain a record of each proxy received;

(2)	determine which accounts managed by Shenkman Capital hold the security to which the proxy relates;

(3)	forward the proxy to a Portfolio Manager together with a list of accounts that hold the security, the number of votes each account controls (reconciling any duplications), and the date by which Shenkman Capital must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer via the custodian prior to the vote taking place;

(4)	absent material conflicts (see Section IV), a Portfolio Manager will determine how Shenkman Capital should vote the proxy. The Portfolio Manager will send its decision on how Shenkman Capital will vote a proxy to the Portfolio Administration Department, which will be responsible for

45

making sure the proxy has been completed and returning it to issuer and/or the custodian in a timely and appropriate manner.
Shenkman Capital’s General Counsel shall monitor the firm’s processing of proxy statements to assure that all proxy statements are handled and processed in accordance with this statement. The General Counsel will designate one or more team members of the firm to be responsible for insuring that all proxy statements are received and that Shenkman Capital responds to them in a timely manner.
III. VOTING GUIDELINES
Shenkman Capital will review all proxy solicitation materials it receives concerning securities held in a discretionary client account. Shenkman Capital will evaluate all such information and may seek additional information from the party soliciting the proxy and independent corroboration of such information when Shenkman Capital considers it appropriate and when it is reasonably available.
In the absence of specific voting guidelines from the client, Shenkman Capital will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Shenkman Capital believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.
Generally, Shenkman Capital will vote FOR a proposal when it believes that the proposal serves the best interests of the discretionary client account whose proxy is solicited because, on balance, the following factors predominate:
(a)	the proposal has a positive economic effect on shareholder value;

(b)	the proposal poses no threat to existing rights of shareholders;

(c)	the dilution, if any, of existing shares that would result from approval of the proposal is warranted by the benefits of the proposal; and

(d)	the proposal does not limit or impair accountability to shareholders on the part of management and the board of directors.
Generally, Shenkman Capital will vote AGAINST a proposal if it believes that, on balance, the following factors predominate:
(a)	the proposal has an adverse economic effect on shareholder value;

(b)	the proposal limits the rights of shareholders in a manner or to an extent that is not warranted by the benefits of the proposal;

(c)	the proposal causes significant dilution of shares that is not warranted by the benefits of the proposal;

(d)	the proposal limits or impairs accountability to the shareholders on the part of management or the board of directors; or

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(e)	the proposal is a shareholder initiative that Shenkman Capital believes wastes time and resources of the company or reflects the grievance of one individual.
Shenkman Capital will ABSTAIN from voting proxies when it believes that it is appropriate. Usually, this occurs when Shenkman Capital believes that a proposal will not have a material effect on the investment strategy it pursues for its discretionary client accounts.
IV. CONFLICTS OF INTEREST
Due to the size and nature of Shenkman Capital’s operations and its limited affiliations in the securities industry, Shenkman Capital does not expect that material conflicts of interest will arise between it and a discretionary client account over proxy voting. Shenkman Capital recognizes, however, that such conflicts may arise from time to time, such as, for example, when Shenkman Capital or one of its affiliates has a business arrangement that could be affected by the outcome of a proxy vote or has a personal or business relationship with a person seeking appointment or reappointment as a director of a company. If a material conflict of interest arises, Shenkman Capital will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Under no circumstances will Shenkman Capital place its own interests ahead of the interests of its discretionary client accounts in voting proxies.
If Shenkman Capital determines that the proxy voting policies do not adequately address a material conflict or interest related to a proxy, Shenkman Capital will provide the affected client with copies of all proxy solicitation materials received by Shenkman Capital with respect to that proxy, notify that client of the actual or potential conflict of interest, and of Shenkman Capital’s intended response to the proxy request (which response will be in accordance with the policies set forth in this statement), and request that the client consent to Shenkman Capital’s intended response. If the client consents to Shenkman Capital’s intended response or fails to respond to the notice within a reasonable period of time specified in the notice, Shenkman Capital will vote the proxy as described in the notice. If the client objects to Shenkman Capital’s intended response, Shenkman Capital will vote the proxy as directed by the client.
V. DISCLOSURE
(a)	Shenkman Capital will disclose in its Form ADV, Part II that clients may contact Shenkman Capital (via e-mail or telephone) in order to obtain information on how Shenkman Capital voted such client’s proxies, and to request a copy of this statement. If a client requests this information, Shenkman Capital will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about: (i) the name of the issuer; (ii) the proposal voted upon, and (iii) how Shenkman Capital voted the client’s proxy.

(b)	A concise summary of this statement will be included in Shenkman Capital’s Form ADV, Part II, and will be updated whenever these policies and procedures are updated. Shenkman Capital will arrange for a copy of this summary to be sent to all existing clients as part of its annual distribution of its Form ADV, Part II.

VI. RECORDKEEPING
Shenkman Capital will maintain files relating to its proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Shenkman Capital. Records of the following will be included in the files:
(a)	copies of these proxy voting policies and procedures, and any amendments thereto;

(b)	a copy of each proxy statement that it receives; provided, however, that Shenkman Capital may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available;

(c)	a record of each vote that Shenkman Capital casts;
a copy of any document Shenkman Capital created that was material to making a decision how to vote proxies, or that memorializes that decision; a copy of each written client request for information on how Shenkman Capital voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how Shenkman Capital voted its proxies.

SOUTHEASTERN ASSET MANAGEMENT, INC.
LONGLEAF PARTNERS FUNDS
PROXY VOTING POLICIES AND PROCEDURES
INTRODUCTION
As an investment adviser registered with the Securities and Exchange Commission under Section 203 of the Investment Advisers Act of 1940 (the “Advisers Act”), Southeastern Asset Management, Inc. (“Southeastern”) must adopt and implement written policies and procedures that are reasonably designed to ensure that Southeastern votes client securities in the best interest of clients. The proxy voting policies and procedures set forth herein (the “Proxy Policy”) are an update to policies and procedures followed by Southeastern for many years and have been revised to comply with the terms of Rule 206(4)-6 under the Advisers Act. The Proxy Policy sets forth the general principles to be applied in voting proxies of companies held in client portfolios, and is intended for distribution to all clients for informational and disclosure purposes.
In addition, Southeastern has been granted discretionary authority to manage the assets of the separate series of Longleaf Partners Funds Trust (“Longleaf”), an open-end management investment company registered with the SEC under the Investment Company Act of 1940 (the “40 Act”). Pursuant to its discretionary authority to manage Longleaf’s assets, and under the supervision of the Longleaf Boards of Trustees, Southeastern votes proxies of companies held in Longleaf’s portfolios. Effective August 1, 2003, the Boards of Trustees of Longleaf’s three series have authorized Southeastern to vote securities in the Longleaf Partners Funds according to this updated Proxy Policy, and instructed Southeastern as Administrator of the Funds to implement for Longleaf the procedures necessary to comply with proxy rules applicable to investment companies under the 40 Act. Accordingly, Southeastern will make disclosure of Longleaf’s proxy voting record on Form N-PX, when and as required by Investment Company Act Rule 30b1-4, and will disclose in Longleaf’s public filings information regarding the proxy policies applicable to Longleaf, as required by Items 13(f), 22(b)7, and 22(c)5 of Form N-1A.
I.
INFORMATION AVAILABLE TO CLIENTS AND
LONGLEAF SHAREHOLDERS
In order to comply with Adviser’s Act Rule 206(4)-6(c), Southeastern will describe these proxy voting policies and procedures in Part II of its Form ADV, an updated copy of which will be provided to all existing private account clients and all new clients prior to their conducting business with Southeastern. Upon request, Southeastern will provide any private account client with a copy of these proxy voting policies and procedures as well as complete information on how Southeastern voted proxies of companies in the client’s portfolio.

Shareholders of the Longleaf Partners Funds may find a description of this Proxy Policy in the Funds’ Statement of Additional Information (SAI). The SAI may be obtained free of charge from the Funds’ website, www.longleafpartners.com, by calling (800) 445-9469 or on the Securities and Exchange Commission website, www.sec.gov . Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website, www.longleafpartners.com , by calling (800) 445-9469, or on the Funds’ Form N-PX available on the Securities and Exchange Commission website, www.sec.gov.
II.
STATEMENT OF GENERAL POLICIES AFFECTING PROXY VOTING
Proposal Must Benefit Shareholders. One of the principles used by Southeastern in selecting stocks for investment is the presence of shareholder-oriented management. This is defined as management which takes actions and supports policies designed to increase the value of the company’s shares and thereby enhance shareholder wealth. As a result, all proposals submitted for shareholder approval are analyzed in light of their long-term benefit to current shareholders.
Management Must Be Responsive. Southeastern’s portfolio management group is active in meeting with top management of portfolio companies and in discussing its views on policies or actions which could enhance shareholder value. To facilitate such discussions, Southeastern may convert a Schedule 13G filing (which is used by passive institutional investors) to a Schedule 13D filing in order to be more active in encouraging management of a company to take particular steps which could further enhance shareholder value. Whether management of a company will consider reasonable shareholder suggestions is a factor to be taken into consideration in proxy voting.
General Policies With Respect to Routine Proposals. Under the statutes of its state of incorporation, a company usually must hold meetings of shareholders annually for the purpose of electing or re-electing directors. In addition, the Securities and Exchange Commission requires that publicly held corporations ratify the selection of the independent auditing firm each year if an annual meeting of shareholders is being held. In many situations, these two matters are the only matters submitted to shareholders for a vote at the company’s Annual Meeting of Shareholders and are therefore viewed by the investment community as being routine in nature. Southeastern’s general policy is to support the Board’s recommendations to vote in favor of these annually recurring matters, particularly where the Board has a record of supporting shareholder rights and is otherwise shareholder oriented.
Exceptions to General Policy. In some circumstances, Southeastern may oppose the routine re-election of a Board of Directors. As a technical matter, a shareholder opposed to re-election must express such opposition by voting the proxy for purposes of establishing the presence of a quorum, but “withholding” the vote for a particular director or the entire slate of directors. Using this procedure, Southeastern may withhold the vote for re-election of the Board in circumstances such as the following:
•	A Board of Directors may have adopted policies or taken actions during the prior year which are within its discretionary authority and, as such, are not matters which must be submitted to shareholders for approval. If such policies or actions have the effect of limiting or diminishing shareholder value, Southeastern may voice its opposition to the Board’s positions by withholding the votes for re-election of the Board or any director.

•	There may be situations where top management of a company, after having discussions with Southeastern’s portfolio management group and perhaps with other institutional shareholders, may have failed or refused to adopt policies or take actions which would enhance shareholder value. Depending on the circumstances, Southeastern may also exercise its proxy voting authority by withholding an affirmative vote for re-election of the Board.
General Policies With Respect to Special Management Proposals. In addition to election or re-election of directors and ratification of the selection of auditors, there may be additional, specific management proposals submitted to shareholders for approval. Southeastern’s general policy is to vote in favor of specific or non-recurring proposals submitted where such proposals are reasonable and appear to be in the best interest of shareholders.
Exceptions to General Policy. There may be situations where a Board of Directors has submitted to shareholders for approval various amendments to the corporate charter or other specific proposals which have the effect of restricting shareholder rights or otherwise diminishing shareholder value. Southeastern may decide to oppose these specific proposals and, as an integral part of such opposition, may also oppose the re-election of the Board of Directors. In the alternative, Southeastern may vote against the special proposals but may vote in favor of re-election of the Board where the Board is otherwise shareholder-oriented and the special proposals do not materially harm shareholder rights.
General Policies With Respect to Shareholder Proposals. There may be situations when a company’s proxy statement contains minority shareholder proposals, which might include eliminating staggered terms for members of boards of directors, eliminating other anti-takeover defenses, adopting cumulative voting rights, or establishing operating rules or policies which are of primary interest to special interest groups. Southeastern votes these proposals on a case-by case basis with the primary objective of supporting corporate operating policies which provide the maximum financial benefit to shareholders. In Southeastern’s opinion, if a company’s management has demonstrated that it is shareholder-oriented by adopting operating policies and procedures which are beneficial to shareholders, Southeastern may oppose minority shareholder proposals, particularly when the adoption of such proposals could inhibit normal operations or might be disruptive.

III.
DISCUSSION OF SPECIFIC CORPORATE POLICIES AND PROPOSALS
The determination as to whether a particular policy or shareholder proposal is likely to enhance or diminish shareholder wealth may be relatively clear or, in the alternative, could be subjective. Below is a list of specific issues which may be presented for a vote and how Southeastern is likely to treat such matters. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Southeastern does not vote in strict adherence to the guidelines set forth below. In addition, the discussion is not exhaustive and does not include all potential voting issues. To the extent issues are not covered by this Proxy Policy, or in situations where Southeastern does not vote as described below, Southeastern will be governed by what it considers to be in the best interests of its clients.
•	“One share, one vote.”
Explanation. Southeastern believes that good corporate governance usually requires that all shareholders have an equal voice in electing a Board of Directors and in voting on other proposals submitted to shareholders. Southeastern generally would oppose proposals to create separate classes of shares with disproportionate voting rights which may be designed primarily to empower shareholders affiliated with existing management at the expense of non-management affiliated shareholders. Recognizing that certain corporate finance proposals may require that new shareholders receive stronger voting rights or more beneficial conversion rights in consideration for the price per share of a new offering, Southeastern would give consideration to supporting reasonable disproportionate voting or conversion rights in situations where the proposal would raise necessary capital without undue dilution of the voting or ownership rights of existing shareholders.
•	Reasonable Stock Option Plans and Reasonable Cash Incentives.
Explanation. Southeastern believes that management of a portfolio company will tend to make decisions and support policies which enhance shareholder wealth if management is a significant owner of the company. In addition, management will tend to be shareholder oriented if a primary method of ongoing management compensation is through the granting of options for the purchase of additional shares rather than through the award of substantial cash bonuses. Recognizing that compensation derived solely from stock options could be dilutive over time, Southeastern believes that there should be an appropriate balance between stock option grants and cash compensation, and that both should be related to the achievement of overall corporate profitability. Southeastern will therefore favor the adoption or continuation of reasonable, non super-dilutive stock option plans and will support the election of directors who couple granting of stock options and annual cash compensation with improved corporate profitability.
•	Super-dilutive Stock Option Plans.

Explanation. Stock option plans with excessively large authorizations to issue additional shares at the discretion of the Board of Directors can be harmful to existing shareholders in two respects. First, such plans may be used to increase the ownership position of current management on terms and conditions not available to non-management affiliated minority shareholders; second, such plans may be used to ward off a hostile takeover by issuing additional shares to current management on a basis which is more favorable than is available to other shareholders. The appropriate number of unissued shares allocated to a stock option plan as a percentage of outstanding shares may vary and can be discretionary, depending on the circumstances. Southeastern generally will oppose the adoption of stock option plans providing for unusually large share authorizations which appear to exceed the needs for reasonable executive compensation.
•	Reasonable Employment Contracts and “Golden Parachutes.”
Explanation. To retain effective top management teams, a company needs to provide protection against the fear of preemptory dismissal should a hostile takeover attempt be successful. Although Southeastern generally opposes structural anti-takeover measurers, it will support a Board of Directors which enters into employment contracts for limited, rolling time periods (such as 3 years), and provides reasonable “parachutes” or termination compensation for an effective top management group.
•	Share Repurchase Programs.
Explanation. During periods when a portfolio company’s shares are materially underpriced, the best allocation of capital may be the repurchase of shares rather than expansion of the company’s businesses or an increase in corporate dividends. Shrinkage of the company’s common capitalization can have the effect of substantially increasing shareholder wealth for those shareholders able to continue their investment. Southeastern will accordingly support Boards of Directors entering into share repurchase programs during periods when common shares are materially underpriced.
•	Cumulative Voting and Pre-emptive Rights.
Explanation. Cumulative voting enables minority shareholders, including an investment adviser casting votes for its clients, to aggregate the number of votes available for all directors and assign these votes to a single director. Thus, some minority shareholders might own sufficient shares to be able to elect a designated representative to the Board, and thereby achieve a larger voice in the corporate management process. The presence of pre-emptive rights preserves a right of first refusal for existing shareholders to acquire newly issued shares on the same terms as the shares might be offered to a majority or control group, thereby enabling minority shareholders to maintain the same pro-rata percentage of voting control.
The charters of most corporations formed in recent years do not contain provisions for cumulative voting or pre-emptive rights. Because these provisions protect the rights of minority shareholders, Southeastern would usually oppose a proposal for elimination of such rights in situations where they presently exist.
•	“Blank Check” Preference Stock.
Explanation. “Blank Check” preference stock allows a Board of Directors, without subsequent shareholder approval, to issue unlimited series of preference stock under terms and conditions determined wholly by the Board. Such terms and conditions may include preferential voting rights, dividends, and conversion rights which could be substantially dilutive for common shareholders. Such preference shares could also be issued by the Board to support questionable corporate financing proposals or as an anti-takeover measure. Because of the potential for dilution of common shareholders, Southeastern will generally oppose the adoption of “blank check” preference stock provisions.
•	“Greenmail” Share Repurchases.
Explanation. Unlike normal share repurchase programs which are implemented when a company’s shares are materially underpriced, “greenmail” repurchases of outstanding shares are usually made at inflated share prices for the purpose of eliminating a potential acquirer. As a result, such “greenmail” payments usually have both the immediate and long-term effect of limiting rather than enhancing shareholder value and may interfere with natural market forces. Southeastern will generally oppose the re-election of Boards of Directors which engage in “greenmail” repurchases in circumstances which would not enhance long-term shareholder value.
•	Structural Anti-takeover Defenses.
Explanation. In most situations, the adoption of anti-takeover defenses which become part of the corporation’s organizational structure have the effect of limiting natural market forces on the trading price of a company’s stock. Such structural or permanent provisions include the following: staggered terms for the Board of Directors, under which Board terms run for more than one year and less than all directors are elected each year; supermajority shareholder approval for merger or acquisition proposals not approved by the Board of Directors; and adoption of “poison pills” designed to damage the capital structure of either the acquiring or the acquired corporation in a non Board approved merger or takeover.
Southeastern generally will oppose the adoption of these types of structural anti-takeover defenses, and would generally favor their removal in corporate charters where they presently exist. There may be exceptions to this policy, however, if management has demonstrated that it pursues policies to create shareholder value and is otherwise shareholder-oriented.

•	Right to Call Meetings
Explanation. Southeastern generally opposes proposals seeking to limit the ability of shareholders to call special meetings and vote on issues outside of the company’s annual meeting. Limiting the forum in which shareholders are able to vote on proposals could adversely affect shareholder value
•	Mergers, Acquisitions, Reorganizations, and other Transactions
Explanation. Shareholders may be faced with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations and sale of all or substantially all of a company’s assets, that may require shareholder consent. Voting on such proposals involves considerations unique to each transaction, so Southeastern votes such matters on a case-by-case basis.
•	Environmental, Social, and Ethical Issues
Explanation. Southeastern recognizes the overall benefit that is provided to society in general when its portfolio companies act in a responsible manner as a good corporate steward in areas of environmental, social and ethical matters. Therefore, as a general policy, Southeastern will be supportive of and vote in favor of proposals that, in Southeastern’s opinion, would further such causes. However, such areas can be highly subjective and can, at times, be in conflict with what we consider to be in the long-term best interests of the shareholders. Therefore, Southeastern will give due regard to such proposals and will consider these matters on a case-by-case basis.
IV.
SOUTHEASTERN’S PROXY VOTING PROCEDURES
Monitoring for Proxies and Corporate Actions. Southeastern has implemented procedures designed to ensure that it receives the proxies and corporate actions for which it is responsible, and that these proxies and corporate actions are reconciled with the reported holdings of its clients as of the record date for voting, and then voted prior to applicable deadlines.

Regarding proxies, Southeastern has hired a third-party service provider to assist in monitoring for record and meeting dates of the holdings in Southeastern’s client portfolios. On a regular basis, Southeastern sends an updated “holdings” file to this administrator, which has undertaken to notify Southeastern of all record and meeting dates for these holdings. In addition, Southeastern maintains its own list of record and meeting dates for client holdings, as a back-up and “check” on this service provider. Upon notification of record and meeting dates, Southeastern’s Proxy Coordinator identifies all clients who hold the security as of the record date, and the number of shares held. It is the Proxy Coordinator’s job to ensure that voting decisions are made with respect to each client account and that such decisions are transmitted prior to applicable deadlines. Southeastern uses a proxy voting service to assist with implementation of Southeastern’s voting decisions for each of its client accounts.
It should be noted that if Southeastern or its clients enter into a securities lending arrangement with respect to securities in a client’s portfolio, Southeastern may not be able to vote proxies on those particular shares. In addition, with respect to foreign holdings, record and meeting dates may be announced with very little time to respond. In such circumstances, Southeastern makes its best effort to respond in a timely manner. In some foreign markets, shareholders who vote proxies are not able to sell in the company’s stock within a given period of time surrounding the meeting date. Southeastern coordinates voting such proxies with its trading activity, and in some cases may not vote such proxies where doing so would impair its trading flexibility. Southeastern may also refrain from voting where shares of a particular holding have been sold out of all client accounts prior to the meeting date. In summary, Southeastern may refrain from voting in situations where the cost of voting exceeds the expected benefit.
Regarding corporate transactions, information is available from a number of sources. Information usually comes first to the Southeastern portfolio management group and specifically to the particular co-manager or analyst primarily responsible for the portfolio holding. This information generally comes through press releases reported on electronic media services or in financial media such as The Wall Street Journal. In addition, Southeastern personnel routinely monitor news and events relating to portfolio holdings of clients, and accordingly learn of corporate actions which may require a response. Similarly, custodian banks receiving notification of corporate actions from issuers in turn notify Southeastern. Not all corporate actions require a response (such as dividend payments or stock splits), and Southeastern will not normally respond where the default action is the desired outcome. Other corporate actions which do require a response are handled directly by the Proxy Coordinator.
Decisions on Proxy Voting. Proxy Statements issued by portfolio companies are reviewed by the investment analyst assigned responsibility for the particular portfolio company. Proxies are voted in accordance with the general policies as described in Part II above. Any internal recommendation to consider voting in a manner contrary to the recommendations of the company’s Board of Directors is presented to Southeastern’s CEO or President for final decision before implementation. In addition, a conflict of interest review is performed with respect to each vote (see “Conflicts of Interest” below).

Attendance at Shareholders’ Meetings. A representative of Southeastern may attend shareholders meetings where there are special or unusual issues to be presented to shareholders. If Southeastern has determined to oppose management’s position, the representative may vote the shares of its clients in person rather than using the normal proxy voting procedures to return proxies to management.
Conflicts of Interest. Occasions may arise where Southeastern or one of its personnel could have a conflict of interest with respect to a particular proxy vote. For example, there may be occasions where Southeastern has invested client assets in a company for which Southeastern also provides investment management services, or one of Southeastern’s clients may have a material interest in the outcome of a vote. It is also possible that Southeastern’s personnel may have a personal conflict of interest with respect to a vote, such as familial relationship with company management.
Southeastern considers potential conflicts of interest with respect to each voting decision. Any individual participating in a voting decision who has a personal conflict of interest shall disclose that conflict to the Proxy Coordinator and the Proxy Conflict Committee for review, and shall otherwise remove himself or herself from the proxy voting process. In addition, personnel involved in voting decisions must consider any Southeastern conflict of interest and report such conflicts to the Proxy Coordinator and the Proxy Conflict Committee, which also separately considers conflicts of interest which may be applicable to a vote. Before the Proxy Coordinator can submit voting decisions for execution, a representative of the portfolio management team and two representatives of the Proxy Conflict Committee must initial Southeastern’s internal proxy form indicating that they are not aware of a conflict of interest.
In cases where a conflict of interest has been identified, Southeastern’s Proxy Conflict Committee will prepare a report prior to execution of a voting decision which contains the following:
•	the nature of the conflict;

•	an evaluation of the materiality of the conflict; and

•	if the conflict is material, the procedures used to address the conflict.
Three out of four members of the Proxy Conflict Committee must approve the report. Such reports will be kept pursuant to the policies set forth under “Record Retention” below.
If a conflict is material, Southeastern will attempt to disclose the conflict to affected clients, including private account clients and/or the Longleaf Partners Funds’ Boards of Trustees, and either obtain consent to vote on a given voting occasion or vote in accordance with instructions from the client and/or Longleaf Board of Trustees. Where consent has been given for Southeastern to vote, it will treat a proxy vote as it would any other and vote according to the principles stated herein, with the governing principle being what is in the best interest of the company’s shareholders. If Southeastern is not able to reach affected clients in time to obtain consent, or obtaining consent is not otherwise feasible, Southeastern may vote in accord with guidance provided by a proxy service provider independent of Southeastern.
In evaluating the materiality of a conflict, Southeastern will consider a number of factors, including:
•	whether Southeastern has been solicited by the person or entity creating the conflict;

•	whether the size of Southeastern’s business relationship with the source of the conflict is material in light of Southeastern’s total business;

•	whether Southeastern’s voting power or voting decision is material from the perspective of the source of the conflict;

•	other factors which indicate Southeastern’s voting decision has not been impaired or tainted by the conflict.
If Southeastern concludes that the conflict is not material, the conflict of interest report will state the basis for this determination, and Southeastern will vote in the manner it deems in its clients’ best interest.
Record Retention. As required by Adviser’s Act Rule 204-2(c)(2), Southeastern maintains with respect to its clients:
•	copies of its proxy policies and procedures;

•	copies of proxy statements received regarding client securities (Southeastern will either keep a copy, rely on a copy obtained from the SEC’s EDGAR system, or will hire a third-party service provider to retain copies and provide them promptly upon request);

•	a record of each vote cast on behalf of a client (Southeastern will either retain this record itself or hire a third-party service provider to make and retain such records and provide them promptly upon request);

•	copies of documents created by Southeastern that are material to a voting decision or that memorialize the basis for the decision (including conflict of interest reports);

•	copies of each written client request for information on how Southeastern voted on behalf of a client, and a copy of Southeastern’s written response to any written or oral client request for information on how Southeastern voted its proxy.
Adopted August 1, 2003
Amended December 18, 2006
Amended December 4, 2007
Amended June 9, 2008

Proxy Voting Policy
STW acts as a discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and registered open-end investment companies (“mutual funds”). STW’s authority to vote proxies is established through its investment advisory agreements with clients. STW votes all proxies for all clients for which it has been specifically delegated such authority and with respect to all ERISA clients (unless the ERISA client expressly reserves the authority to do so). If a particular investment advisory agreement is silent with respect to STW’s authority related to proxies, then STW contacts the client in the event that it receives a proxy to determine whether the client would like to vote the proxy or whether the client would like to delegate such authority to STW. In such situations, STW maintains a written record of any authority either reserved by the client or delegated to STW. To the extent that STW does not receive any instructions from a client, STW votes the proxy.
It is important to note that STW manages investment-grade fixed income securities and is rarely required to vote proxies on behalf of its clients. When STW is required to do so, STW’s utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). STW acts in a prudent and diligent manner intended to enhance the economic value of the assets of the client’s account.
Corporate bondholder actions, which may include tender offers or exchanges, bankruptcy proceedings and class actions, are given the same considerations as proxies under this policy.
Responsible Party and the Proxy Voting Process
After receiving a proxy, STW obtains information relevant to voting the proxy. STW evaluates each proxy and votes in a way that is in the best interest of the client. Prior to voting a proxy, STW identifies any material conflicts of interest that might exist with respect to a given proxy. If material conflicts are identified, they are handled in the manner described below.
Material Conflicts of Interest
If any material conflict is identified, STW determines how such conflict should be addressed and resolved and fully discloses the conflict to the affected client before voting the proxy. If a material conflict of interest cannot be resolved and the client does not wish to independently vote or direct the vote of such proxy, STW will discuss using an independent third party to vote the proxy in the client’s best interest.
Record Keeping
STW maintains all books and records required under Rule 204-2 of the Advisers Act relating to the proxy voting process. In addition, STW describes its proxy voting policy in its Form ADV Part II and informs clients how they may obtain information on how STW voted proxies with respect to their portfolio securities. Clients may obtain information on how their securities were voted or a copy of this Policy by contacting STW’s Chief Compliance Officer.

Systematic Financial Management Financial, L.P. Proxy Policy
Systematic Financial Management, L.P. exercises proxy voting authority over securities within its client’s portfolios for its clients that have directed Systematic to exercise such proxy voting authority. As an investment adviser and fiduciary of client assets, Systematic has implemented proxy voting policies and procedures designed to ensure that Systematic votes proxies in the best interest of clients for whom Systematic has voting authority.
Systematic has retained RiskMetrics Group as an independent proxy voting agent, and Systematic generally adheres to the RiskMetrics Group proxy voting guidelines when voting proxies. The adoption of the RiskMetrics Group proxy voting policies provides pre-determined policies for voting proxies and is thus designed to remove conflicts of interest that could affect the outcome of a vote if Systematic made the voting determination independently. One intent of this policy is to remove any discretion that Systematic may have in cases where Systematic has a conflict of interest or the appearance of a conflict of interest.
There may be a situation where RiskMetrics Group itself may have a material conflict with an issuer of a proxy. In those situations, RiskMetrics Group will fully or partially abstain from voting and Systematic’s Proxy Voting Committee will provide the actual voting recommendation after a review of the vote(s) involved. Systematic’s Chief Compliance Officer must approve any decision made on such vote prior to the vote being cast.
Periodically, Systematic will verify with RiskMetrics Group that it continues to vote according to its independent guidelines and continues to monitor for any potential conflicts of interest.
Systematic has adopted four sets of RiskMetrics Group’s proxy voting policy guidelines; a set of guidelines based on AFL-CIO policies and standards for Taft-Hartley/Union plans, a set of guidelines geared towards socially responsible investing, a public fund advisory policy, and a set of “general” guidelines for all other clients. It is the client’s decision as to which set of guidelines will be used to vote its proxies.
In general, unless otherwise directed by the client, Systematic will make reasonable efforts to vote client proxies in accordance with the proxy voting recommendations of the Firm’s proxy voting service provider. Systematic will generally decline to vote proxies in instances where doing so would cause a restriction to be placed on Systematic’s ability to trade securities held in client accounts in “share blocking” countries. Accordingly, Systematic may abstain from votes in a share blocking country in favor of preserving its ability to trade any particular security at any time.

T. ROWE PRICE ASSOCIATES, INC
T. ROWE PRICE INTERNATIONAL, INC
T. ROWE PRICE GLOBAL INVESTMENT SERVICES, LTD
PROXY VOTING POLICIES AND PROCEDURES
RESPONSIBILITY TO VOTE PROXIES
     T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., and T. Rowe Price Global Investment Services Limited (“T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“T. Rowe Price Funds”) and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.
     T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.
     Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.
     Consideration Given Management Recommendations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term
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direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company’s management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.
ADMINISTRATION OF POLICIES AND PROCEDURES
     Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate and social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund’s Investment Advisory Committee or counsel client’s portfolio manager.
     Proxy Services Group. The Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.
     Proxy Administrator. The Proxy Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.
HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED
     In order to facilitate the proxy voting process, T. Rowe Price has retained RiskMetrics Group (“RMG”), formerly known as Institutional Shareholder Services (“ISS”), as an expert in the proxy voting and corporate governance area. RMG specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon RMG research in establishing T. Rowe Price’s proxy voting guidelines, and many of our guidelines are consistent with RMG positions, T. Rowe Price deviates from RMG recommendations on some general policy issues and a number of specific proxy proposals.
Meeting Notification
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     T. Rowe Price utilizes RMG’s voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. RMG tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, RMG procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Governance Analytics, RMG’s web-based application. RMG is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.
Vote Determination
RMG provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.
     Portfolio managers may decide to vote their proxies consistent with T. Rowe Price’s policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.
T. Rowe Price Voting Policies
Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:
Election of Directors — T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price votes against outside directors that do not meet
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certain criteria relating to their independence but who serve on key board committees. We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We also vote against inside directors serving on key board committees and directors who miss more than one-fourth of the scheduled board meetings. We may vote against directors for failing to establish a formal nominating committee, as well as compensation committee members who approve excessive compensation plans. We support efforts to elect all board members annually because boards with staggered terms act as deterrents to takeover proposals. To strengthen boards’ accountability to shareholders, T. Rowe Price generally supports proposals calling for a majority vote threshold for the election of directors.
     Anti-takeover, Capital Structure and Corporate Governance Issues — T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a “blank check” to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company’s auditor, we oppose auditors who have a significant non-audit relationship with the company.
     Executive Compensation Issues — T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. While we evaluate plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company’s peers, dilution to shareholders and comparability to plans in the company’s peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests, and the retention of key personnel has become a genuine risk to the company’s business. For companies with particularly egregious pay practices such as excessive severance packages, perks, and bonuses (despite under-performance), or moving performance targets (to avoid poor payouts), we may vote against compensation committee members. Finally, we vote for proposals (either management or shareholder-sponsored) calling for shareholder ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) a majority of the time.
     Mergers and Acquisitions — T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if
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they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.
     Social and Corporate Responsibility Issues — Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using RMG’s proxy research. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.
     Global Portfolio Companies — RMG applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for all markets. The Proxy Committee has reviewed RMG’s general global policies and has developed international proxy voting guidelines which in most instances are consistent with RMG recommendations.
     Votes Against Company Management — Where RMG recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. Consequently, if a portfolio manager believes that management’s view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she votes contrary to management. Also, our research analysts present their voting recommendations in such situations to our portfolio managers.
     Index and Passively Managed Accounts — Proxy voting for index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.
     Divided Votes — In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the
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portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.
     Shareblocking — Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.
     Securities on Loan — The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.
Vote Execution and Monitoring of Voting Process
     Once the vote has been determined, the Proxy Administrator enters votes electronically into RMG’s Governance Analytics system. RMG then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.
     On a daily basis, the Proxy Administrator queries the Governance Analytics system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders’ meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.
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     Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company’s domicile.
Monitoring and Resolving Conflicts of Interest
     The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee using recommendations from RMG, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.
     Specific Conflict of Interest Situations — Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of -funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.
RECORD RETENTION
     T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy
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statements received from issuers (other than those which are available on the SEC’s EDGAR database) are kept by RMG in its capacity as voting agent. All proxy voting materials and supporting documentation are retained for six years.
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TimesSquare Capital Management Procedure: Proxy Voting
Responsibility:
1.	Chief Compliance Officer

2.	Proxy Voting Committee

3.	Analysts and Portfolio Managers

4.	Institutional Shareholder Services
Discussion:
1.	Compliance identifies those Clients for which TimesSquare has been instructed to vote proxies. Each client typically identifies in their investment management contract whether they would like to retain proxy voting authority or delegate that authority to TimesSquare. However, if requested, TimesSquare will also honor a client’s written direction on voting proxies. As described below, TimesSquare has developed pre-determined proxy voting guidelines that are executed by an independent, third party proxy voting service. Certain clients direct TimesSquare to vote proxies using pre-determined guidelines provided by organizations such as the AFL-CIO. TimesSquare provides such guidelines to its third party proxy voting service.

2.	TimesSquare has a Proxy Voting Committee, which meets at least annually to review and consider the third party voting services performance and review potential changes to TimesSquare’s own policies. The Committee also meets on an as needed basis to review any material conflicts of interest or any special factors or circumstances that require the Committee’s review. The Committee will also periodically review a list of clients for which TimesSquare is not responsible to vote. The Proxy Voting Committee is comprised of the Chief Executive Officer, the VP of Operations, and the Chief Compliance Officer.

3.	As noted above, TimesSquare has developed pre-determined proxy voting guidelines that are executed by an independent, third party proxy voting service. The predetermined guidelines are developed through consultation with the key proxy voting decision makers, that is, equity analysts and portfolio managers, and are reviewed and approved annually by the Proxy Voting Committee.
To address potential material conflicts of interest between the interests of TimesSquare and its affiliates and the interests of TimesSquare’s clients, TimesSquare adheres to predetermined proxy voting guidelines that are approved by the Proxy Voting Committee. Proposals to vote in a manner inconsistent with the pre-determined guidelines must be approved by the Proxy Voting Committee. The Guidelines are available from the Chief Compliance Officer.

4.	Proxy voting guidelines have been developed to protect/improve shareholder value through protection of shareholder rights, and prevention of excessive and unwarranted compensation for companies’ directors, management, and employees.

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5.	Compliance is responsible for ensuring that all proxy ballots are voted, and are voted in accordance with policies and procedures described in this policy. The mechanics, administration and record keeping of proxy voting are handled by Institutional Shareholder Services. All proxy materials are directed to ISS by the portfolios’ custodians. ISS votes proxies in accordance with voting guidelines and instructions provided by TimesSquare; reconciles all ballots held on record date to shares voted; and maintains records of, and upon request provides quarterly reports on, how each portfolio has voted its proxies.

6.	TimesSquare will make reasonable efforts to vote client proxies in accordance with the Proxy Voting Committee’s recommendation. TimesSquare will generally decline to vote a proxy if voting the proxy would cause a restriction to be placed on TimesSquare’s ability to trade securities held in client accounts in “share blocking” countries. Accordingly, TimesSquare may abstain from votes in a share blocking country in favor of preserving its ability to trade any particular security at any time.

7.	Using voting guidelines provided by TimesSquare, ISS alerts Compliance of proxy ballot issues that are considered on a case-by-case basis. After consulting with equity analysts and portfolio managers, Compliance presents voting recommendations on such ballots to the Proxy Voting Committee, which reviews and approves/disapproves recommendations.

8.	Compliance is responsible for reporting exceptions and/or non-routine or new matters to the Proxy Voting Committee. Compliance also provides the Committee with reports that provide an overview of voting results.

9.	In the case of sub-advised accounts, TimesSquare shall, unless otherwise directed by the account, be responsible for voting proxies.

10.	Oversight

On a periodic basis, TimesSquare monitors the third party voting service to ensure that it continues to vote according to its guidelines and continues to monitor for any potential material conflicts of interest. TimesSquare will also periodically verify that the third party voting service is voting for those clients for which TimesSquare has communicated to the third party voting service that it has voting authority.

TimesSquare will also periodically conduct due diligence over the third party voting service’s operations, including evaluating any relationship the third party voting service has with issuers, reviewing the third party voting service’s conflict resolution procedures and otherwise reviewing it’s practices to ensure the integrity of the Proxy Voting process, and to ensure that TimesSquare has a thorough understanding of the third party voting service’s business.

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On a periodic basis, TimesSquare will confirm that clients’ custodians are timely alerting the third party voting service when accounts are set up at the custodian for the third party voting service to begin voting TimesSquare’s clients’ securities and that they are forwarding all proxy material’s pertaining to the client’s portfolios to the third party voting service for execution.

11.	Clients may obtain information about how TimesSquare voted proxies for securities held in their account(s) by contacting TimesSquare.

12.	Upon request, TimesSquare will provide its clients with a description of TimesSquare’s proxy voting policy and procedures. In addition, TimesSquare also discloses information regarding its proxy voting procedures in its Form ADV Part II.

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Tukman Grossman Capital Management, Inc.
PROXY AND CORPORATE ACTION VOTING
POLICIES AND PROCEDURES
I. POLICY
Tukman Grossman Capital Management, Inc. (“TGCM”) acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and registered open-end investment companies (“mutual funds”). TGCM will vote all proxies unless a client (including a “named fiduciary” under ERISA) either reserves the right to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, or the client (or its custodian) otherwise directs proxy materials and corporate actions to the client or a party other than TGCM. TGCM will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Proxy and Corporate Action Voting Policies and Procedures (“Policies and Procedures”). Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.
When voting proxies or acting with respect to corporate actions for clients, TGCM’s utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). TGCM will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client’s account.
II. PURPOSE
The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by TGCM to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

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III. PROCEDURES
Melvin Tukman, Daniel Grossman, and Scott Rosen, TGCM’s Compliance Officers, are ultimately responsible for ensuring that all proxies received by TGCM are voted in a timely manner and in a manner consistent with each client’s best interests.
TGCM currently utilizes the services of a third-party proxy voting service, Institutional Shareholder Services (“Service”), to assist in the development of TGCM’s proxy voting guidelines (see attached Appendix A for our current proxy voting guidelines, “Guidelines”) and to assist in the voting of proxies according to these Guidelines. The Service reviews proxies and prepares a recommended vote based on the Guidelines. Scott Rosen, TGCM’s Chief Financial Officer / Chief Compliance Officer, or one of the other Compliance Officers (collectively, the “Reviewers”) reviews the Service’s recommended vote and makes a final voting decision, which is then forwarded to the Service for actual voting of the proxies.
At least annually, the Reviewers, will review the Guidelines and any research received from the Service, and TGCM may revise its Guidelines at that time.
Although many proxy proposals can be voted in accordance with our Guidelines, we recognize that some proposals require special consideration and, as noted on our Guidelines, TGCM will make a decision on a case-by-case basis in these situations. Where such a case-by-case determination is required, the Service will forward these ballot questions to the Reviewers who may consult with other TGCM personnel to determine the appropriate action on the matter.
The Service generally reviews TGCM’s proxy voting process by collecting the proxy voting materials, tracking missing proxies and providing reporting services.
Unless a client has instructed TGCM otherwise, the Reviewers are also responsible for ensuring that all corporate action notices or requests which require shareholder action and which are received by TGCM are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.
     A. Conflicts of Interest
One or more of the Reviewers will review the proxy proposal for conflicts of interest as part of the overall vote review process. A conflict of interest may exist, for example, if TGCM has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote. Any Reviewer with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular proxy proposal shall disclose that conflict to the other Reviewers and remove himself or herself from the proxy voting process.
If it is determined that a proxy proposal raises a material conflict between TGCM’s interests and a client’s interest, including a mutual fund client, TGCM will resolve such a conflict in the manner described below:

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1.	Vote in Accordance with the Guidelines. To the extent that TGCM has specific Guidelines with respect to the proposal in question, TGCM shall vote in accordance with the Guidelines.

2.	Use an Independent Third Party. To the extent that TGCM does not have specific Guidelines with respect to the proposal in question, TGCM will vote in accordance with the recommendations of the Service or, if no recommendation was issued by the Service, of another independent third party. Where such independent third party’s recommendations are received on a timely basis, TGCM will vote all such proxies in accordance with such third party’s recommendation. If the third party’s recommendations are not timely received and the Service does not issue recommendations on the vote, TGCM will abstain from voting the securities held by that client’s account.
     B. Limitations
In certain circumstances, in accordance with a client’s investment advisory agreement (or other written directive) or where TGCM has determined that it is in the client’s best interest, TGCM will not vote proxies received. The following are certain circumstances where TGCM will limit its role in voting proxies:
1.	Client Maintains Proxy Voting Authority: Where a client specifies in writing that it will maintain the authority to vote proxies itself, it has delegated the right to vote proxies to a third party, or the client’s custodian directs proxies to the client or another party, TGCM will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by TGCM, it will promptly be forwarded to the client or specified third party.

2.	Terminated Account: Once a client account has been terminated with TGCM in accordance with its investment advisory agreement, TGCM will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3.	Limited Value: If TGCM determines that the value of a client’s economic interest or the value of the portfolio holding is indeterminable or insignificant, TGCM may abstain from voting a client’s proxies. TGCM also will not vote proxies received for securities which are no longer held by the client’s account.

4.	Securities Lending Programs: When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. However, where TGCM determines that a proxy vote (or other shareholder action) is materially important to the client’s account, TGCM may recall the security for purposes of voting.

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5.	Unjustifiable Costs: In certain circumstances, after performing a cost-benefit analysis, TGCM may abstain from voting where the cost of voting a client’s proxy would exceed any anticipated benefits to the client of voting on the proxy proposal.
IV. RECORD KEEPING
In accordance with Rule 204-2 under the Advisers Act, TGCM will maintain for the time periods set forth in the Rule: (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that TGCM may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by TGCM that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.
TGCM will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how TGCM voted proxies with respect to the clients’ portfolio securities. Clients may obtain information on how their securities were voted or a copy of TGCM’s Policies and Procedures by written request addressed to TGCM. TGCM will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

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APPENDIX A
Tukman Grossman Capital Management, Inc.
Proxy Voting Guidelines — 2009
Tukman Grossman Capital Management, Inc. (TGCM) has a fiduciary duty to its clients to vote their proxies, where requested, in a prudent and diligent manner intended to enhance the economic value of the assets of the clients’ accounts. Consequently, TGCM has adopted the following guidelines to assist in this process, but these guidelines are not substitute for careful consideration of each proxy item.
Board of Directors
The board of directors plays a key role in maintaining corporate governance and overseeing management on behalf of the shareholders. Proxies will generally be voted “For” the company’s nominees and proposals except as follows:
“Withhold” votes in cases of:
- Nominee is not an independent member of the audit committee and the committee is comprised of less than 75% independents
- Nominee is not an independent member of the compensation committee and the committee is comprised of less than 75% independents
- Nominee is not an independent member of the nominating committee and the committee is comprised of less than 75% independents
- Nominee is not independent (excluding the Chief Executive Officer) and the board is comprised of less than 50% independents
- Nominee attended less than 75% of the board and committee meetings that they were scheduled to attend during the previous fiscal year without a valid excuse (i.e. illness, work on behalf of the company, service to the nation)
“Case-by-case” votes in cases of contested director elections
“Against” votes in cases of:
- Proposals to classify the board of directors
- Authorization for the board to fill vacancies if the appointed directors are not subject to a shareholder’s vote at the following annual general meeting
Compensation
Proper alignment of executive compensation with shareholder interests is vital to creating longterm value. Proxies will generally be voted “For” the company’s proposals except as follows:

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“Against” votes in cases of:
- Stock, restricted stock, stock option plans where the minimum dilution of all plans exceeds the 75th percentile of the company’s peer group
- Plans which allow the company to reprice or replace underwater options without shareholder approval
- Plans which allow options to be granted at less than 100% of fair market value at date of grant
- Plans which allow the plan administrator to grant reload stock options
- Plans that have an automatic share replenishment feature (evergreen plan)
- The company’s three-year average burn rate exceeds the 75th percentile of its peer group
- Plan amendments that shorten the vesting requirement or lessen performance requirements
- Employee stock purchase plans if dilution represented by the proposal is more than 5% of the outstanding common stock
- Employee stock purchase plans if dilution represented by the shares reserved under all plans is more than 5% of the outstanding common stock
- Company proposals to reprice options
Shareholder Rights
Maintaining shareholder rights preserves shareholder value. Proxies will generally be voted “For” the company’s proposals except as follows:
“Against” votes in cases of:
- Amendments to the company’s articles, bylaws, or charter which reduce shareholder rights or the details are not disclosed
- Elimination or restriction on the right to act by written consent
- Adoption or increase in supermajority voting requirements
- Adoption of poison pill plans
- Opting out of State’s control share acquisition laws
- Rescission of fair price provisions
- Elimination or restriction on the right to call special meetings
- Permitting the board to amend the bylaws without shareholder consent
- Changing the state of incorporation if the proposal would reduce shareholder rights
Routine Company Proposals
Routine company proposals include matters such as declaring a stock split, changing the company name, ratification of the auditors, etc. Proxies will generally be voted “For” the company’s proposals except as follows:
“Against” votes in cases of:
- Ratification of the auditors if the fees paid by the company in the prior fiscal year for non-audit services exceed 50% of the aggregate fees paid to the company’s outside auditor

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Stock Issuance and Recapitalizations
Proxies will generally be voted “For” the company’s proposals except as follows:
“Against” votes in cases of:
- Authorization of new classes of common stock which have inferior or superior voting rights
- Authorization of new classes of preferred stock if the board has unlimited rights to set the terms and conditions of the shares (known as “blank check” preferred stock)
- Increase in authorized common stock if the shares have superior voting rights
- Increase in authorized preferred stock if the board has unlimited rights to set the terms and conditions of the shares (known as “blank check” preferred stock)
- Authorization of the board to set the terms of preferred stock if the effect is to increase the voting rights of this stock
- Approval or amendment of conversion of securities if the shares have superior voting rights or post-conversion shares have voting rights superior to those held pre-conversion
- Amending votes per share of existing stock if the amendment results in a loss of voting rights, loss of dividend rights, or dual class share structure with unequal voting rights
- Approval of issuance of share for a private placement if the shares have superior voting rights
- Recapitalization plans which would reduce the rights of shareholders
Shareholder Proposals
Shareholder proposals are held to the same standard as the company’s proposals and will be voted consistently in order to maximize shareholder value. For example, proxies will be voted “Against” a management proposal to classify the board and “For” a shareholder proposal to declassify the board. Unique shareholder-only proxies will generally be voted “Against” except as follows:
“For” votes in cases of:
- Establishing a nominating or compensation board committee
- Requiring majority vote unless the company has a bona fide policy that precludes a director who does not receive the support of a majority of votes cast from serving on the board
- Submission of poison pill plans to shareholder vote
- Providing for confidential voting
- Elimination or restriction on severance agreements unless the company has already adopted a policy limiting golden parachutes
- Increased disclosure of executive compensation

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Walter Scott & Partners Limited
Discretionary Proxy Voting — Policies and Procedures
Excerpted from Compliance Manual
May 2008
Walter Scott & Partners Limited (‘Walter Scott’) may exercise voting authority over proxies with respect to securities held by certain of its clients. In exercising that authority, Walter Scott intends to comply with the requirements of Investment Advisers Act of 1940 (the ‘Advisers Act’) and the Employee Retirement Income Securities Act of 1974 (‘ERISA’), as applicable. These policies and procedures are designed to facilitate that compliance and ensure that Walter Scott exercises discretionary proxy voting authority in its clients’ best interests. These procedures do not apply in any instance where a client has not granted Walter Scott discretionary voting authority either because the client has (a) retained voting discretion, (b) granted discretion to a third party or (c) directed that Walter Scott vote proxies in a particular manner.
Fiduciary Considerations. When a client grants Walter Scott proxy voting authority, Walter Scott owes that client a duty of care to monitor corporate actions and take timely action with respect to proxies received with respect to client holdings. Similarly, Walter Scott owes a duty of loyalty to vote those client proxies in a manner consistent with the client’s best interests without regard for any interest Walter Scott may have in the matter. When voting proxies on behalf of a client that is an ERISA plan, Walter Scott must act in accordance with the duties of loyalty and prudence it owes the plan and for the exclusive benefit of the plan’s participants and beneficiaries.
Monitoring Proxy Activity. Walter Scott receives notice of proxy activity with respect to client holdings through the custodians that hold client securities. As part of its research activities, Walter Scott’s portfolio management also monitors for corporate actions by issuers held in client portfolios.
Proxy Voting. In the absence of a conflict of interest, the decision on how a particular proxy is voted is generally made by the Walter Scott investment professional primarily responsible for that particular investment (the ‘stock champion’) based on what is in the best interest of the particular client for whom the proxy is being voted. Walter Scott defines a client’s best interest fundamentally with reference to the impact that the issue being voted upon may have on the desirability of owning the security from the client’s perspective.

Walter Scott & Partners Limited — Edinburgh — Scotland	Proxy Voting Policy May 2008
Authorised and Regulated by the Financial Services Authority

Walter Scott believes that the quality of a company’s management is an important consideration in determining whether the company is a suitable investment. Walter Scott also recognizes that management can offer valuable insights by virtue of its central role in a company’s affairs. Accordingly, Walter Scott will generally weigh management’s views in determining how to vote a proxy, subject in all events to Walter Scott’s overall analysis of the likely effect of the vote on its client’s interest in the company.
Proxy Voting Positions. Walter Scott generally vote with the management as the firm feels that management should be allowed to make those decisions that are essential to the ongoing operations of the company. If Walter Scott vote against the management on a material issue, the shares are generally sold. However, disagreement over one or two specific issues may not necessarily trigger a sale.
Our normal position on non-routine topics is shown below:
Corporate Governance Issues
Walter Scott will evaluate each proposal separately. Walter Scott will generally vote in favour of a management sponsored proposal to increase corporate governance and disclosure unless the proposal is likely to have a materially negative effect on the interests of shareholders.
Changes to Capital Structure
Walter Scott will evaluate each proposal separately. Generally Walter Scott will vote for changes such as stock splits which would enhance liquidity and open market share repurchase plans where all shareholders can participate pro rata but against proposals designed to discourage merger and acquisitions and other measures which do not provide shareholders with economic value.
Stock Option Plans & Compensation
Walter Scott will evaluate each proposal separately but generally vote for compensation plans that are reasonable but against those that are unduly generous or would result in excessive dilution to other shareholders.
Social and Corporate Responsibility Issues
Walter Scott will evaluate each proposal separately but would generally vote against proposals that involve a material economic cost to the company or restrict the freedom of the management to operate in the best interests of the company and of its shareholders.
Resolving Potential Material Conflicts of Interest. The Walter Scott Investment Management Group (‘IMG’) together with the Chief Compliance Officer are responsible for identifying potential conflicts of interest that may be material to the proxy voting process. Examples of potential conflicts of interest include situations in which Walter Scott or its personnel:

Walter Scott & Partners Limited — Edinburgh — Scotland	Proxy Voting Policy May 2008
Authorised and Regulated by the Financial Services Authority

•	Manage a pension plan for, or provides other services to, a company whose management is soliciting proxies;

•	Has a direct or indirect material business relationship with a proponent of a proxy proposal that may influence how the proxy vote is cast;

•	Has a business or personal relationship with participants in a proxy contest, corporate officers, corporate directors or candidates for directorships.
Once it has identified a potential material conflict of interest, the IMG will resolve the conflict prior to voting the proxy in question. The IMG may resolve the conflict of interest by (a) obtaining informed client consent, (b) applying a pre-determined policy that is designed to serve the client’s interests rather than Walter Scott’s, provided that the application of the policy to the proxy in question requires the exercise of little or no discretion on Walter Scott’s part, (c) applying a pre-determined policy based upon the recommendations of an independent third party, (d) implementing the recommendation of a third party engaged by the client or (e) in any other manner reasonably designed to fulfill Walter Scott’s fiduciary duty to the client.
Recordkeeping. In connection with its exercise of discretionary voting authority for its clients, Walter Scott maintains records of (a) these proxy voting policies and procedures, as amended from time to time; (b) proxy statements received regarding securities held by those clients; (c) votes cast on behalf of those clients; (d) client requests for proxy voting information; and (e) documents that were material to the voting decision for a client proxy or that reflected the basis for such decision (including the resolution of any material conflict of interest).

Walter Scott & Partners Limited — Edinburgh — Scotland	Proxy Voting Policy May 2008
Authorised and Regulated by the Financial Services Authority

WEDGE Capital Management L.L.P.
Proxy Policy
Revised: January 2009
WEDGE Capital Management L.L.P. (“WEDGE”) established this policy to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940 and, as a fiduciary to ERISA clients, proxy voting responsibilities promulgated by the Department of Labor. This policy applies to accounts in which WEDGE has voting authority. WEDGE’s authority to vote client proxies is established by an advisory contract or a comparable document.
Voting Guidelines
Traditional Products (SCP, MCP, LCP)
The analyst who recommends the security for the WEDGE portfolio has voting responsibility for that security. If the security is held in multiple traditional products, the analyst who holds the most shares in his or her portfolio is responsible for voting. Securities held in both a quantitative product and a traditional product are voted by the traditional portfolio analyst.
WEDGE votes proxies in the best economic interest of shareholders. Therefore, the vote for each security held in a traditional product is cast on a case-by-case basis. Each analyst may conduct his or her own research and/or use the information provided by Institutional Shareholder Services (ISS). (ISS provides proxy analyses containing research and objective vote recommendations on each proposal.) If an analyst chooses to vote against the management’s recommended vote, a reason must be provided on the voting materials and recorded in the vote management software.
Proxies should be voted either “For” or “Against.” In very limited instances an abstention may be appropriate; in which case, the voting analyst should document why he or she abstained from the vote. This will be documented in the vote management software by the Proxy Department.
Quantitative Products (MIC, QVM, Small-Mid QVM)
WEDGE will generally vote securities held in products that are quantitative in nature in accordance with the ISS recommended vote. In instances where ISS votes against the management recommended vote, a reason must be recorded in the vote management software.
For securities that meet certain criteria, the analyst responsible for that product must vote the proxy ballot. Generally, the criteria for these select securities are:
•	WEDGE clients hold greater than 1% of the outstanding shares of the security, OR

•	the position size of the security in the portfolio is greater than 1.5%.
Conflicts of Interest
All conflicts of interest are to be resolved in the best interest of our clients.
To alleviate potential conflicts of interest or the appearance of conflicts, WEDGE does not allow any associate or his or her spouse to sit on the board of directors of any public company without Management Committee approval, and all associates have to affirm quarterly that they are in compliance with this requirement.
All associates must adhere to the CFA Institute Code of Ethics and Standards of Professional Conduct, which requires specific disclosure of conflicts of interest and strict adherence to independence and objectivity standards. Situations that may create a conflict or the appearance of a conflict include but are not limited to the following:
1.	An analyst has a financial interest in the company or in a company which may be involved in a merger or acquisition with the company in question.
WEDGE Capital Management L.L.P.
Proxy Policy

2.	An analyst has a personal relationship with someone (e.g. a close friend or family member) who is employed by the company in question or by a company which may be involved in a merger or acquisition with the company in question.

3.	The company in question is a client of the firm.
If any of the three criteria listed above is met, or if the voting analyst feels a potential conflict of interest exists, he or she should complete a Potential Conflict of Interest Form (PCIF - Attachment A). The PCIF identifies the potential conflict of interest and is used to document the review of the vote cast by the voting analyst.
For items 1 & 2 above (or any conflict of a personal nature), the voting analyst is required to consult with an analyst who does not have a potential conflict of interest. If the consulting analyst disagrees with the voting analyst’s vote recommendation, a Management Committee member must be consulted. For item 3 above (or any conflict which involves WEDGE), two of the three Management Committee members must review and agree with the voting analyst’s vote recommendation. The completed PCIF is attached to the voting materials and reviewed by the Proxy Department for accurate completion prior to being recorded in the vote management software.
Due to the importance placed on the ISS recommended votes, it is important that ISS have procedures in place to mitigate any potential conflicts of interest. The independence of ISS will be reviewed during each audit of the proxy process.
Proxy Voting Records
As required by Rule 204-2 under the Investment Advisers Act of 1940, WEDGE will maintain the following records relating to proxy voting:
•	The Proxy Policy

•	Record of each vote cast on behalf of WEDGE’s clients

•	Documents prepared by WEDGE that were material to making a proxy voting decision, including PCIFs

•	Each written client request for proxy voting records and WEDGE’s written response to any written or oral client request
Policy Disclosure
On an annual basis, WEDGE will send Form ADV Part II to all clients to disclose how they can obtain a copy of the Proxy Policy and/or information on how their securities were voted. Clients may request a copy of the Proxy Policy and voting decisions at any time by contacting WEDGE at either address below.
Attention: Proxy Request
WEDGE Capital Management L.L.P.
301 S. College Street, Suite 2920
Charlotte, NC 28202-6002
Via E-mail:
proxy@wedgecapital.com
Review Procedures
Periodically, WEDGE will review proxy voting for compliance with this policy and determine if revisions to the policy are necessary.
WEDGE Capital Management L.L.P.
Proxy Policy

Wellington Management Company, llp
Global Proxy Policies and Procedures
Introduction
Wellington Management Company, llp (“Wellington Management”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.
     Wellington Management’s Proxy Voting Guidelines (the Guidelines), which are incorporated by reference to these Global Proxy Policies and Procedures, set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules. Many of the Guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision. The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines. In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Guidelines.
Statement of Policies
As a matter of policy, Wellington Management:
1.	Takes responsibility for voting client proxies only upon a client’s written request.

2.	Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3.	Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

4.	Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

5.	Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

6.	Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer’s corporate governance as part of the investment process.

7.	Believes that proxy voting is a valuable tool that can be used to promote sound

Wellington Management Company, llp
Global Proxy Policies and Procedures
corporate governance to the ultimate benefit of the client as shareholder.

8.	Provides all clients, upon request, with copies of these Global Proxy Policies and Procedures, the Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9.	Reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policies and Procedures and the set of Proxy Voting Guidelines selected by the client from those provided by Wellington Management; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.
Responsibility and Oversight
Wellington Management has a Corporate Governance Committee, established by action of the firm’s Executive Committee, that is responsible for the review and approval of the firm’s written Global Proxy Policies and Procedures and its Proxy Voting Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm’s Legal Services Department monitors regulatory requirements with respect to proxy voting on a global basis and works with the Corporate Governance Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Corporate Governance Group within the Corporate Operations Department. In addition, the Corporate Governance Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.
Statement of Procedures
Wellington Management has in place certain procedures for implementing its proxy voting policies.
General Proxy Voting
Authorization to Vote
Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

Wellington Management Company, llp
Global Proxy Policies and Procedures
Receipt of Proxy
Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank. If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent. Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.
Reconciliation
To the extent reasonably practicable, each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.
Research
In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.
Proxy Voting
Following the reconciliation process, each proxy is compared against the set of Proxy Voting Guidelines selected by the client, and handled as follows:
•	Generally, issues for which explicit proxy voting guidance is provided in the Proxy Voting Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by the Corporate Governance Group and voted in accordance with the Proxy Voting Guidelines.

•	Issues identified as “case-by-case” in the Proxy Voting Guidelines are further reviewed by the Corporate Governance Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

•	Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.
Material Conflict of Interest Identification and Resolution Processes

Wellington Management Company, llp
Global Proxy Policies and Procedures
Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact the Corporate Governance Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.
If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene. Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.
Other Considerations
In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.
Securities Lending
Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.
Share Blocking and Re-registration
Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.

Wellington Management Company, llp
Global Proxy Policies and Procedures
In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client’s portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.
Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs
Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In addition, Wellington Management’s practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for Powers of Attorney and consularization are examples of such circumstances.
Additional Information
Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.
Wellington Management’s Global Proxy Policies and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Global Proxy Policies and Procedures, including the Proxy Voting Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.
Dated: December 6, 2007

Introduction
Upon a client’s written request, Wellington Management Company, llp (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.
     These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.
     Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.
Voting Guidelines
Composition and Role of the Board of Directors

o Election of Directors:Case-by-Case

We believe that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

Wellington Management Company, llp
Global Proxy Voting Guidelines

o Classify Board of Directors: Against We will also vote in favor of shareholder proposals seeking to declassify boards.

o Adopt Director Tenure/Retirement Age (SP): Against

o Adopt Director & Officer Indemnification: For

We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

o Allow Special Interest Representation to Board (SP): Against

o Require Board Independence: For

We believe that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

o Require Key Board Committees to be Independent: For

Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.

Wellington Management Company, llp	Page 9

Wellington Management Company, llp
Global Proxy Voting Guidelines

o Require a Separation of Chair and CEO or Require a Lead Director: For

o Approve Directors’ Fees: For

o Approve Bonuses for Retiring Directors: Case-by-Case

o Elect Supervisory Board/Corporate Assembly: For

o Elect/Establish Board Committee: For

o Adopt Shareholder Access/Majority Vote on Election of Directors (SP): Case-by-Case

We believe that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.

Management Compensation

o Adopt/Amend Stock Option Plans: Case-by-Case

o Adopt/Amend Employee Stock Purchase Plans: For

o Approve/Amend Bonus Plans: Case-by-Case

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Wellington Management Company, llp
Global Proxy Voting Guidelines

In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax-deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

o Approve Remuneration Policy: Case-by-Case

o Exchange Underwater Options: Case-by-Case

We may support value-neutral exchanges in which senior management is ineligible to participate

o Eliminate or Limit Severance Agreements (Golden Parachutes): Case-by-Case

We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in best economic interest.

o Shareholder Approval of Future Severance Agreements Covering Senior Executives (SP): Case-by-Case

We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But, we are also mindful of the board’s

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Wellington Management Company, llp
Global Proxy Voting Guidelines

need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

o Expense Future Stock Options (SP): For

o Shareholder Approval of All Stock Option Plans (SP): For

o Disclose All Executive Compensation (SP): For

Reporting of Results
o Approve Financial Statements: For

o Set Dividends and Allocate Profits: For

o Limit Non-Audit Services Provided by Auditors (SP): Case-by-Case

We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

o Ratify Selection of Auditors and Set Their Fees: Case-by-Case

We will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

o Elect Statutory Auditors: Case-by-Case

o Shareholder Approval of Auditors (SP): For

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Wellington Management Company, llp
Global Proxy Voting Guidelines

Shareholder Voting Rights

o Adopt Cumulative Voting (SP): Against

We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

o Shareholder Rights Plans: Case-by-Case

Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.

• We generally support plans that include:

• Shareholder approval requirement

• Sunset provision

• Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment Wellington Management Company, llp

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Wellington Management Company, llp
Global Proxy Voting Guidelines

of requests for authorization of blank check preferred shares (see below).

o Authorize Blank Check Preferred Stock: Case-by-Case

We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

o Eliminate Right to Call a Special Meeting: Against

o Increase Supermajority Vote Requirement: Against

We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

o Adopt Anti-Greenmail Provision: For

o Adopt Confidential Voting (SP): Case-by-Case

We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

o Remove Right to Act by Written Consent: Against

Capital Structure

o Increase Authorized Common Stock: Case-by-Case

We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater

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Wellington Management Company, llp
Global Proxy Voting Guidelines

increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.

o Approve Merger or Acquisition: Case-by-Case

o Approve Technical Amendments to Charter: Case-by-Case

o Opt Out of State Takeover Statutes: For

o Authorize Share Repurchase: For

o Authorize Trade in Company Stock: For

o Approve Stock Splits: Case-by-Case

We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

o Approve Recapitalization/Restructuring: Case-by-Case

o Issue Stock with or without Preemptive Rights: For

o Issue Debt Instruments: Case-by-Case

Social Issues	o Endorse the Ceres Principles (SP): Case-by-Case

o Disclose Political and PAC Gifts (SP): Case-by-Case

We generally do not support imposition of disclosure requirements on management of companies in excess of regulatory requirements.

o Require Adoption of International Labor Organization’s Fair Labor Principles (SP): Case-by-Case

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Wellington Management Company, llp
Global Proxy Voting Guidelines

o Report on Sustainability (SP): Case-by-Case

Miscellaneous
o Approve Other Business: Against

o Approve Reincorporation: Case-by-Case

o Approve Third-Party Transactions: Case-by-Case
Dated: October 16, 2008

Wellington Management Company, llp	Page 16

Westfield Capital Management Company, L.P.
Proxy Voting Policy
Revised March 2009
Policy Statement and Introduction
Westfield Capital Management Company, L.P. (“WCM”) will offer to vote proxies for all accounts. WCM believes that the voting of proxies can be an important tool for investors to promote best practices in corporate governance and we seek to vote all proxies in the best interests of our clients as investors. We also recognize that the voting of proxies with respect to securities held in managed accounts is an investment responsibility having economic value.
This memorandum sets forth WCM’s policies for voting proxies. WCM has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of our clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Act”). Our authority to vote proxies for our clients is established by our advisory contracts or comparable documents. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). Additionally, in accordance with Rule 204-2 of the Act, WCM will maintain records of voting of shares for which WCM has proxy voting authority in accordance with its fiduciary obligations and applicable law.
Proxy Committee
WCM has a Proxy Committee (the “Committee”) composed of individuals from investment, marketing and compliance departments. The Committee is responsible for appointing members to the Committee and setting general policy as to proxies. Specifically, the Committee:
1.	reviews these procedures and the Proxy Guidelines annually and approves any amendments considered to be advisable;

2	considers special proxy issues as they may arise from time to time.
As of the date of these procedures, the following members of WCM will serve on the Committee:
Brandi McMahon, Senior Compliance Associate, Chairperson
Heather Witte, Senior Marketing and Client Service Representative
John Montgomery, Partner and Portfolio Strategist

Karen DiGravio, Partner, Chief Financial Officer and Chief Compliance Officer
Tracee Currier, Compliance Associate, Assistant Chairperson
Proxy Voting Administration
WCM’s Proxy Associate, under supervision of the Proxy Committee, has the following duties:
1.	oversee the work of any third party vendor hired to process proxy votes; as of the date of these procedures, WCM’s third party vendor is Glass Lewis & Co. (“Glass Lewis”). WCM utilizes Glass Lewis’ Viewpoint Proxy Platform;

2.	monitor the ballot reconciliation conducted by Glass Lewis, and disseminate summaries of proxy meetings and missing ballots to the Proxy Committee quarterly;

3.	review and approve votes on Glass Lewis;

4.	maintain required records of proxy votes on behalf of WCM client accounts including maintaining documents received or created that were material to the voting decision;

5.	prepare and distribute reports requested by WCM clients;

6.	maintain records of all communications received from clients requesting information on proxy voting and responses thereto;

7.	escalate issues on recurring problems reported;

8.	communicate the registration of any new accounts with proxy voting authority, custodian changes or terminated accounts to Glass Lewis;

9.	report any conflicts of interest to the Proxy Committee and obtain an approval from the committee, if an override is necessary (See Conflicts of Interest section within this policy for specific procedures); and

10.	conduct due diligence annually on Glass Lewis, including the review of a SAS70 .
Proxy Voting Guidelines
WCM maintains written voting guidelines (“Guidelines”) setting forth voting positions determined by the Committee on those issues believed most likely to arise day to day.

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The Proxy Associate reviews the proxy agenda against WCM’s guidelines and the recommendation from Glass Lewis. The Proxy Associate will exercise discretion to vote the proxies within WCM proxy policy guidelines as recommended in Glass Lewis. Any contentious issues, especially, special meeting agendas or contested meetings will be referred to the appropriate WCM Security Analyst. If WCM is among the Top 10 shareholders, the Proxy Associate will confirm the recommended votes with the WCM Security Analyst. The WCM Security Analyst will provide a recommended rationale if an override is proposed and the Proxy Committee will approve the override by a majority vote.
A copy of the Guidelines is attached to this memorandum as Exhibit A. WCM will vote all proxies in accordance with the Guidelines subject to the following exceptions:
1.	If the WCM investment analyst covering the stock of a company with a proxy vote believes that following the Guidelines in any specific case would not be in the clients’ best interests, they may request the Proxy Associate not to follow the Guidelines in such case. The request must be in writing and include an explanation of the rationale for doing so. The Proxy Associate will review any such request with the Committee and will maintain records of each item.

2.	For clients with plan assets subject to ERISA, under rules of the U. S. Department of Labor (“DOL”), WCM may accept instructions to vote proxies in accordance with AFL-CIO proxy voting guidelines, in lieu of WCM’s regular Guidelines. For a summary of AFL-CIO Guidelines please see Exhibit E. WCM may accept instructions to vote proxies under client specific guidelines subject to review and acceptance by the Proxy Committee.

3.	For clients who support social responsible issues, WCM may accept instructions to vote proxies in accordance with WCM policy, coupled with Glass Lewis’ Socially Responsible Guidelines, when specific SRI issues are not covered. Please see Exhibit F for a summary of these guidelines.

4.	Information on WCM’s proxy voting decision may not be distributed to external solicitors.

5.	The Proxy Associate will ensure that all ballots will be voted provided that they are received on the vote deadline date. All missing ballots will be noted in the ballot records, indicating the reason why they were not voted and documenting our best efforts to obtain such ballots.

6.	In light of the potential conflict of interest arising from a WCM employee holding a directorship with Metabolix, Inc., the Proxy Committee has resolved that Metabolix, Inc. proxies will be voted strictly in accordance with Glass, Lewis’ recommendations and that WCM not retain any discretion over such proxies.
Conflicts of Interest
A potential conflict of interest may arise when voting proxies of an issuer which has a significant business relationship with WCM. For example, WCM could manage a defined benefit or defined contribution pension plan for the issuer. WCM’s policy is to vote proxies based solely on the investment merits of the proposal. In order to guard against conflicts, the following procedures have been adopted:

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1.	A portion of the Committee is composed of professionals from the Investment Committee. Furthermore, proxy administration is in the Compliance Department

2.	WCM investment professionals responding to referral requests must disclose any contacts with third parties other than normal contact with proxy solicitation firms.

3.	For all meetings where we are voting against policy as requested by the WCM Security Analyst and/or client, the Proxy Associate will first check for conflicts among the Company’s Board of Directors up for reelection and then obtain majority approval from the Proxy Committee. In addition, the Proxy Associate will review material conflicts of interest by checking the WCM vendor list provided by the WCM Treasurer. If any conflicts arise, it will be brought to the Proxy Committee’s attention and Exhibit B will be completed and retained.
Recordkeeping
The Proxy Associate, will retain copies of the following books and records for the required retention period. The Proxy Associate is responsible for ensuring that all required proxy records are accurate and complete. At a minimum the following records will be retained by WCM or Glass Lewis:
1.	a copy of the Proxy Voting Polices and Guidelines and amendments that were in effect for at least the past five years.

2.	electronic or paper copies of each proxy statement received by WCM or Glass Lewis with respect to securities in client accounts;

3.	records of each vote cast for each client;

4.	a reconciliation of Westfield holdings vs. ballots received;

5.	ballot reconciliation reports;

6.	shares on loan and missing ballot reports;

7.	internal documents generated in connection with a proxy referral to the Investment Committee such as emails, memoranda etc;

8.	written reports to clients on proxy voting and of all client requests for information and WCM’s response;

9.	disclosure documentation to clients on how they may obtain information on how we voted their securities.

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In accordance with Rule 204-2 of the Investment Advisers Act of 1940, all proxy voting records will be maintained for five years. Westfield will (1) require Glass Lewis to provide copies of all voting records promptly upon request; and (2) require Glass Lewis to maintain the records noted in (2) and (3) above.

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Exhibit A
Westfield Capital Management Company, L.P.
Proxy Voting Guidelines
The Proxy Voting Guidelines below summarize WCM’s positions on various issues of concern to investors and indicate how client portfolio securities will be voted on proposals dealing with a particular issue. These Guidelines have been established for the specific purpose of promoting the economic interests of our clients. In addition to our Proxy Voting Guidelines, WCM will also consider the research and recommendations from Glass Lewis for guidance; particularly for issues not covered in our Proxy Policy, as well as on issues specific to Taft-Hartley and Social Responsibility. If the stock is not in our research universe, WCM will default to Glass Lewis research recommendations. If the issue is in our research universe but is not covered under the policy, WCM will also default to the Glass Lewis research recommendation. Please see Glass Lewis’ Proxy Paper Policy Guidelines in Exhibit C. However, in this circumstance, the analyst has the authority to override the recommendation with the rationale provided.
The following Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders for inclusion in proxy statements. Part III addresses unique considerations pertaining to non-US issuers.
I. Board-Approved Proposals
Proxies will be voted for board-approved proposals, except as follows:
A. Matters Relating to the Board of Directors
The board of directors has the important role of overseeing management and its performance on behalf of shareholders. Proxies will be voted for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors (provided that such nominees and other matters have been approved by an independent nominating committee), except as follows:
➢	WCM will withhold votes for any nominee for director if
•	The board does not have a two-third majority of independent directors. In the event that more than one third of the members are affiliated or inside directors, we will withhold votes per Glass Lewis research recommendations to satisfy the two-thirds threshold that is deemed appropriate. However, the two third majority does not apply when a single individual or entity owns more than 50% of the voting shares (“Controlled Companies”) as the interests of the majority of shareholders are the interests of that entity or individual; or

•	The board does not have nominating, audit and compensation committees composed solely of independent directors; or
➢	WCM will withhold votes for any nominee for the:

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•	audit committee who sits on more than three public company audit committees; or

•	compensation committee if performance goals were changed when employees failed or were unlikely to meet original goals or performance-based compensation was paid despite goals not being attained; or

•	compensation committee who is currently up for election and served at the time of poor pay-for-performance.
➢	WCM will withhold votes for the audit committee chair if the chairperson failed to put audit ratification on the ballot for shareholder approval for the upcoming year.

➢	For these purposes, an “independent director” is a director who meets all requirements to serve as an independent director of a company under the NYSE (Article 4 Section 2 of the NYSE Commission) and NASDAQ rule No. 4200 and 4300 (i.e., no material business relationships with the company, no present or recent employment relationship with the company (including employment of immediate family members) and, in the case of audit committee members, no compensation for non-board services). If a board does not meet these independent standards, WCM may refer to Glass, Lewis research recommendations.

➢	WCM will withhold votes for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director (e.g., investment banking, consulting, legal or financial advisory fees).

➢	WCM will withhold votes for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for the absences (i.e., illness, personal emergency, etc.).
WCM is concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution.
➢	WCM will withhold votes for an executive officer of any public company while serving more than four public company boards and any other director who serves on more than a total of six public company boards.

➢	WCM will withhold votes for any nominee for director of a public company (Company A) who is employed as a senior executive of another public company (Company B) if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”).
Board independence depends not only on its members’ individual relationships, but also the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhance shareholder value.
➢	WCM will withhold votes from directors who failed to observe good corporate governance practices with regards to option backdating as it allows options to be granted at a lower price before the release of positive news i.e. spring loading or following the release of negative news i.e. bullet-dodging. This raises a concern similar to that of insider trading, or trading on material non-public information.

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➢	WCM will withhold votes for the chair of the nominating or governance committee when the board is less than two-thirds independent, the chairman is not independent and an independent lead or presiding director has not been appointed unless company performance has been in the top quartile of the company’s peers

➢	WCM will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.
WCM believes that separating the roles of corporate officer and the chairman of the board is typically a better governance structure than a combined executive/chairman position. The role of executives is to manage the business on the basis of the course charted by the board.
➢	WCM will vote for the separation between the roles of chairman of the board and CEO, with the exception of smaller companies with limited group of leaders. It may be appropriate for these positions to be combined for some period of time.
B. Compensation Plans

➢	Stock Incentive/Option Plans
•	WCM will vote for performance based options requirements; and

•	WCM will vote for equity based compensation plans if Glass Lewis research indicates that the proposed plan is not excessive from the average plan for the peer group on a range of criteria, including dilution to shareholders and the projected annual cost relative to the company’s financial performance; and

•	WCM will vote against if plan permits replacing or repricing of underwater options (and against any proposal to authorize such replacement or repricing of underwater options); and

•	WCM will vote against if dilution represented by this proposal is more than 10% outstanding common stock unless our research indicates that a slightly higher dilution rate may be in the best interests of shareholders; and

•	WCM will vote against if the stock incentive/option plans permits issuance of options with an exercise price below the stock’s current market price; and

•	WCM will vote for stock options if the stock options are fully expensed; and

•	WCM will vote for option grants or other stock incentive/option awards that will help align the interests of outside directors provided that financial cost to the company does not threaten to compromise the objectivity
➢	WCM will vote for all deferred compensation plans

➢	WCM will vote for all bonus plans recommended by the company’s management

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In voting on proposals relating to compensation plan proposals, WCM will consider whether the proposal has been approved by an independent compensation committee of the board.
C. Capitalization
➢	WCM will vote for proposals relating to the authorization of additional common stock if the justification for the increase and the amount of the increase is reasonable.

➢	WCM will vote for proposals to effect stock splits (excluding reverse stock splits.)

➢	WCM will vote for proposals authorizing share repurchase programs.
D. Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions
➢	WCM will refer to the Security Analyst on business transactions such as acquisitions, mergers, and reorganizations involving business combinations, liquidations and sale of all or substantially all of a company’s assets

➢	WCM will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.
E. Anti-Takeover Measures
WCM will vote against board-approved proposals to adopt anti-takeover measures such as a shareholder rights plan, supermajority voting provisions, issuance of blank check preferred stock and the creation of a separate class of stock with disparate voting rights, except as follows:
➢	WCM will vote for proposals to adopt fair price provisions.
F. Auditors
WCM will vote for board approval proposal regarding the selection or ratification of an auditor except as follows:
➢	WCM will vote against when there have been restatements or late filings where the auditors bear some responsibility for the restatements.
G. Other Business Matters
WCM will vote for board-approved proposals approving routine business matters such as changing the company’s name, and procedural matters relating to the shareholder meeting, except as follows:
➢	WCM will vote against authorization to transact other unidentified, substantive business at the meeting.
➢	WCM will vote against proposals to adjourn a meeting to obtain more votes unless the adjournment is intended to secure more votes in a proposal that is in accordance to WCM’s vote.

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II. Shareholder Proposals
➢	WCM will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

➢	WCM will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

➢	WCM will vote for shareholder proposals to restore cumulative voting if a board is controlled mainly by insiders or affiliates where the company’s ownership structure includes one or more very large shareholders that typically control a majority-voting block of the company’s stock.

➢	WCM will vote for shareholder proposals for the election of directors by a majority vote, unless it would clearly disadvantage the company.

➢	WCM will vote for shareholder proposals that are consistent with WCM’s proxy voting guidelines for board-approved proposals.
III. Voting Shares of Non U.S. Issuers
WCM recognizes that the laws governing non-U.S. issuers will vary significantly from US law and from jurisdiction to jurisdiction. Accordingly it may not be possible or even advisable to apply these guidelines mechanically to non-US issuers. However, WCM believes that shareholders of all companies are protected by the existence of a sound corporate governance and disclosure framework. Accordingly, WCM will vote proxies of non US issuers in accordance with the foregoing Guidelines where applicable, except as follows:
➢	WCM will vote for shareholder proposals calling for a majority of the directors to be independent of management.

➢	WCM will vote for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

➢	WCM will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.
Many non-U.S. jurisdictions impose material burdens on voting proxies. There are three primary types of limits as follows:
•	Share blocking. Shares must be frozen for certain periods of time to vote via proxy.

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•	Share re-registration. Shares must be re-registered out of the name of the local custodian or nominee into the name of the client for the meeting and, in may cases, then reregistered back. Shares are normally blocked in this period.

•	Powers of Attorney. Detailed documentation from a client must be given to the local sub-custodian. In many cases WCM is not authorized to deliver this information or sign the relevant documents.
WCM’s policy is to weigh the benefits to clients from voting in these jurisdictions against the detriments of doing so. For example, in a share-blocking jurisdiction, it will normally not be in a client’s interest to freeze shares simply to participate in a non-contested routine meeting. More specifically, WCM will normally not vote shares in non-U.S. jurisdictions imposing burdensome proxy voting requirements except in significant votes (such as contested elections and major corporate transactions) where directed by portfolio managers.

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Exhibit B
WESTFIELD CAPITAL MANAGEMENT COMPANY, L.P.
PROXY VOTING CONFLICT
OF INTEREST DISCLOSURE FORM
1.	Company name:

2.	Date of Meeting:

3.	Referral Item(s):

4.	Description of WCM’s Business Relationship with Issuer of Proxy which may give rise to a conflict of interest:

5.	Describe procedures used to address any conflict of interest:

Where a proxy proposal raises a material conflict between WCM’s interests and a client’s interest, WCM will obtain approval from the Proxy Committee.

WCM will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified by WCM will be addressed as described above in this section

6.	Describe any contacts from parties outside WCM (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation:
CERTIFICATION
The undersigned employee of WCM certifies that, to the best of her knowledge, any recommendation of an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

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Name:	Tracee Currier
Title:	Compliance Associate

Exhibit C
DOMESTIC
PROXY PAPER POLICY GUIDELINES
AN OVERVIEW OF THE GLASS LEWIS APPROACH TO
DOMESTIC PROXY ADVICE

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GLASS, LEWIS & CO., LLC ▪ One Sansome Street, Suite 3300, San Francisco, CA 94104 ▪ T / 888-800-7001 ▪ F / 415-357-0200 ▪ info@glasslewis.com ▪ www.glasslewis.com
I. ELECTION OF DIRECTORS
Board of Directors
Boards are put in place to represent shareholders and protect their interests. Glass Lewis seeks boards with a proven record of protecting shareholders and delivering value over the medium- and long-term. We believe that boards working to protect and enhance the best interests of shareholders are independent, have directors with diverse backgrounds, have a record of positive performance, and have members with a breadth and depth of relevant experience.
Board Composition
We look at each individual on the board and examine his or her relationships with the company, the company’s executives and with other board members. The purpose of this inquiry is to determine whether pre-existing personal, familial or financial relationships are likely to impact the decisions of that board member.
We vote in favor of governance structures that will drive positive performance and enhance shareholder value. The most crucial test of a board’s commitment to the company and to its shareholders is the performance of the board and its members. The performance of directors in their capacity as board members and as executives of the company, when applicable, and in their roles at other companies where they serve is critical to this evaluation.
We believe a director is independent if he or she has no material financial, familial or other current relationships with the company, its executives or other board members except for service on the board and standard fees paid for that service. Relationships that have existed within the five years prior to the inquiry are usually considered to be “current” for purposes of this test.
In our view, a director is affiliated if he or she has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company. This includes directors whose employers have a material financial relationship with the Company. This also includes a director who owns or controls 25% or more of the company’s voting stock.
We define an inside director as one who simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company.
Although we typically vote for the election of directors, we will recommend voting against directors (or withholding where applicable, here and following) for the following reasons:
•	A director who attends less than 75% of the board and applicable committee meetings.

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•	A director who fails to file timely form(s) 4 or 5 (assessed on a case-by-case basis).

•	A director who is also the CEO of a company where a serious restatement has occurred after the CEO certified the pre-restatement financial statements.

•	All board members who served at a time when a poison pill was adopted without shareholder approval within the prior twelve months.
We also feel that the following conflicts of interest may hinder a director’s performance and will therefore recommend voting against a:
•	CFO who presently sits on the board.

•	Director who presently sits on an excessive number of boards

•	Director, or a director whose immediate family member, provides material professional services to the company at any time during the past five years.

•	Director, or a director whose immediate family member, engages in airplane, real estate or other similar deals, including perquisite type grants from the company.

•	Director with an interlocking directorship.
Board Committee Composition
All key committees including audit, compensation, governance, and nominating committees should be composed solely of independent directors and each committee should be focused on fulfilling its specific duty to shareholders. We typically recommend that shareholders vote against any affiliated or inside director seeking appointment to an audit, compensation, nominating or governance committee or who has served in that capacity in the past year.
Review of the Compensation Discussion and Analysis Report
We review the CD&A in our evaluation of the overall compensation practices of a company, as overseen by the compensation committee. In our evaluation of the CD&A, we examine, among other factors, the extent to which the company has used performance goals in determining overall compensation, how well the company has disclosed performance metrics and goals and the extent to which the performance metrics, targets and goals are implemented to enhance company performance. We would recommend voting against the chair of the compensation committee where the CD&A provides insufficient or unclear information about performance metrics and goals, where the CD&A indicates that pay is not tied to performance, or where the compensation committee or management has excessive discretion to alter performance terms or increase amounts of awards in contravention of previously defined targets.
Review of Risk Management Controls
We believe companies, particularly financial firms, should have a dedicated risk committee, or a committee of the board charged with risk oversight, as well as a chief risk officer who reports directly to that committee, not to the CEO or another executive. In cases where a company has disclosed a sizable loss or writedown, and where a reasonable analysis indicates that the company’s board-level risk committee should be held accountable for poor oversight, we would recommend that shareholders vote against such committee members on that basis. In addition, in cases where a company maintains a significant level of financial risk exposure but fails to disclose any explicit form of board-level risk oversight (committee or otherwise), we will consider recommending to vote against the chairman of the board on that basis.

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Separation of the roles of Chairman and CEO
Glass Lewis believes that separating the roles of corporate officers and the chairman of the board is a better governance structure than a combined executive/chairman position. The role of executives is to manage the business on the basis of the course charted by the board. Executives should be in the position of reporting and answering to the board for their performance in achieving the goals set out by such board. This becomes much more complicated when management actually sits on, or chairs, the board.
We view an independent chairman as better able to oversee the executives of the company and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face. This, in turn, leads to a more proactive and effective board of directors that is looking out for the interests of shareholders above all else.
We do not recommend voting against CEOs who serve on or chair the board. However, we do support a separation between the roles of chairman of the board and CEO, whenever that question is posed in a proxy.
In the absence of an independent chairman, we support the appointment of a presiding or lead director with authority to set the agenda for the meetings and to lead sessions outside the presence of the insider chairman.
Majority Voting for the Election of Directors
Glass Lewis will generally support proposals calling for the election of directors by a majority vote in place of plurality voting. If a majority vote standard were implemented, a nominee would have to receive the support of a majority of the shares voted in order to assume the role of a director. Thus, shareholders could collectively vote to reject a director they believe will not pursue their best interests. We think that this minimal amount of protection for shareholders is reasonable and will not upset the corporate structure nor reduce the willingness of qualified shareholder-focused directors to serve in the future.
Classified Boards
Glass Lewis favors the repeal of staggered boards in favor of the annual election of directors. We believe that staggered boards are less accountable to shareholders than annually elected boards. Furthermore, we feel that the annual election of directors encourages board members to focus on protecting the interests of shareholders.
Mutual Fund Boards
Mutual funds, or investment companies, are structured differently than regular public companies (i.e., operating companies). Members of the fund’s adviser are typically on the board and management takes on a different role than that of other public companies. As such, although many of our guidelines remain the same, the following differences from the guidelines at operating companies apply at mutual funds:
1.	We believe three-fourths of the boards of investment companies should be made up of independent directors, a stricter standard than the two-thirds independence standard we employ at operating companies.

2.	We recommend voting against the chairman of the nominating committee at an investment company if the chairman and CEO of a mutual fund is the same person and the fund does not have an independent lead or presiding director.

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II. FINANCIAL REPORTING
Auditor Ratification
We believe that role of the auditor is crucial in protecting shareholder value. In our view, shareholders should demand the services of objective and well-qualified auditors at every company in which they hold an interest. Like directors, auditors should be free from conflicts of interest and should assiduously avoid situations that require them to make choices between their own interests and the interests of the shareholders.
Glass Lewis generally supports management’s recommendation regarding the selection of an auditor. However, we recommend voting against the ratification of auditors for the following reasons:
•	When audit fees added to audit-related fees total less than one-third of total fees.

•	When there have been any recent restatements or late filings by the company where the auditor bears some responsibility for the restatement or late filing (e.g., a restatement due to a reporting error).

•	When the company has aggressive accounting policies.

•	When the company has poor disclosure or lack of transparency in financial statements.

•	When there are other relationships or issues of concern with the auditor that might suggest a conflict between the interest of the auditor and the interests of shareholders.

•	When the company is changing auditors as a result of a disagreement between the company and the auditor on a matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Auditor Rotation
We typically support audit related proposals regarding mandatory auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years).
Pension Accounting Issues
Proxy proposals sometimes raise the question as to whether pension accounting should have an effect on the company’s net income and therefore be reflected in the performance of the business for purposes of calculating payments to executives. It is our view that pension credits should not be included in measuring income used to award performance-based compensation. Many of the assumptions used in accounting for retirement plans are subject to the discretion of a company, and management would have an obvious conflict of interest if pay were tied to pension income.
III. COMPENSATION
Equity Based Compensation Plans
Glass Lewis evaluates option and other equity-based compensation on a case-by-case basis. We believe that equity compensation awards are a useful tool, when not abused, for retaining and incentivizing employees to engage in conduct that will improve the performance of the company.
We evaluate option plans based on ten overarching principles:
•	Companies should seek additional shares only when needed.

•	The number of shares requested should be small enough that companies need shareholder approval every three to four years (or more frequently).

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•	If a plan is relatively expensive, it should not be granting options solely to senior executives and board members.

•	Annual net share count and voting power dilution should be limited.

•	Annual cost of the plan (especially if not shown on the income statement) should be reasonable as a percentage of financial results and in line with the peer group.

•	The expected annual cost of the plan should be proportional to the value of the business.

•	The intrinsic value received by option grantees in the past should be reasonable compared with the financial results of the business.

•	Plans should deliver value on a per-employee basis when compared with programs at peer companies.

•	Plans should not permit re-pricing of stock options.
Option Exchanges
Option exchanges are reviewed on a case-by-case basis, although they are approached with great skepticism. Repricing is tantamount to a re-trade. We will support a repricing only if the following conditions are true:
•	Officers and board members do not participate in the program.

•	The stock decline mirrors the market or industry price decline in terms of timing and approximates the decline in magnitude.

•	The exchange is value neutral or value creative to shareholders with very conservative assumptions and a recognition of the adverse selection problems inherent in voluntary programs.

•	Management and the board make a cogent case for needing to incentivize and retain existing employees, such as being in a competitive employment market.
Performance Based Options
We generally recommend that shareholders vote in favor of performance-based option requirements. We feel that executives should be compensated with equity when their performance and that of the company warrants such rewards. We believe that boards can develop a consistent, reliable approach, as boards of many companies have, that would attract executives who believe in their ability to guide the company to achieve its targets.
Linking Pay with Performance
Executive compensation should be linked directly with the performance of the business the executive is charged with managing. Glass Lewis grades companies on an A to F scale based on our analysis of executive compensation relative to performance and that of the company’s peers and will recommend voting against the election of compensation committee members at companies that receive a grade of F.
Director Compensation Plans
Non-employee directors should receive compensation for the time and effort they spend serving on the board and its committees. In particular, we support compensation plans that include equity-based awards, which help to align the interests of outside directors with those of shareholders. Director fees should be competitive in order to retain and attract qualified individuals.

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Advisory Votes on Compensation
We closely review companies’ compensation practices and disclosure as outlined in their CD&As and other company filings to evaluate management-submitted advisory compensation vote proposals. In evaluating these non-binding proposals, we examine how well the company has disclosed information pertinent to its compensation programs, the extent to which overall compensation is tied to performance, the performance metrics selected by the company and the levels of compensation in comparison to company performance and that of its peers. Glass Lewis will generally recommend voting in favor of shareholder proposals to allow shareholders an advisory vote on compensation.
Limits on Executive Compensation
Proposals to limit executive compensation will be evaluated on a case-by-case basis. As a general rule, we believe that executive compensation should be left to the board’s compensation committee. We view the election of directors, and specifically those who sit on the compensation committee, as the appropriate mechanism for shareholders to express their disapproval or support of board policy on this issue.
Limits on Executive Stock Options
We favor the grant of options to executives. Options are a very important component of compensation packages designed to attract and retain experienced executives and other key employees. Tying a portion of an executive’s compensation to the performance of the company also provides an excellent incentive to maximize share values by those in the best position to affect those values. Accordingly, we typically vote against caps on executive stock options.
IV. GOVERNANCE STRUCTURE
Anti-Takeover Measures Poison Pills (Shareholder Rights Plans)
Glass Lewis believes that poison pill plans generally are not in the best interests of shareholders. Specifically, they can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock.
We believe that boards should be given wide latitude in directing the activities of the company and charting the company’s course. However, on an issue such as this where the link between the financial interests of shareholders and their right to consider and accept buyout offers is so substantial, we believe that shareholders should be allowed to vote on whether or not they support such a plan’s implementation.
In certain limited circumstances, we will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable ‘qualifying offer’ clause.
Right of Shareholders to Call a Special Meeting
We will vote in favor of proposals that allow shareholders to call special meetings. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting such a meeting.

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Shareholder Action by Written Consent
We will vote in favor of proposals that allow shareholders to act by written consent. In order to prevent abuse and waste of corporate resources by a very small minority of shareholders, we believe that such rights should be limited to a minimum threshold of at least 15% of the shareholders requesting action by written consent.
Authorized Shares
Proposals to increase the number of authorized shares will be evaluated on a case-by-case basis. Adequate capital stock is important to the operation of a company. When analyzing a request for additional shares, we typically review four common reasons why a company might need additional capital stock beyond what is currently available:
1.	Stock split

2.	Shareholder defenses

3.	Financing for acquisitions

4.	Financing for operations
Unless we find that the company has not disclosed a detailed plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically recommend in favor of the authorization of additional shares.
Voting Structure
Cumulative Voting
Glass Lewis will vote for proposals seeking to allow cumulative voting. Cumulative voting is a voting process that maximizes the ability of minority shareholders to ensure representation of their views on the board. Cumulative voting generally operates as a safeguard for by ensuring that those who hold a significant minority of shares are able to elect a candidate of their choosing to the board.
Supermajority Vote Requirements
Glass Lewis favors a simple majority voting structure. Supermajority vote requirements act as impediments to shareholder action on ballot items that are critical to our interests. One key example is in the takeover context where supermajority vote requirements can strongly limit shareholders’ input in making decisions on such crucial matters as selling the business.
Shareholder Proposals
Shareholder proposals are evaluated on a case-by-case basis. We generally favor proposals that are likely to increase shareholder value and/or promote and protect shareholder rights. We typically prefer to leave decisions regarding day-to-day management of the business and policy decisions related to political, social or environmental issues to management and the board except when we see a clear and direct link between the proposal and some economic or financial issue for the company.

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Exhibit E
Taft Hartley (AFL — CIO Policy)
The AFL-CIO Proxy Voting Guidelines were created to serve pension fund trustees as a guide for voting their funds’ shareholder proxies in a manner that is consistent with the unique fiduciary responsibilities of union pension plans. The guidelines were developed to assist trustees in exercising their ownership rights in ways that achieve long-term value by supporting important shareholder initiatives on corporate accountability. Issues include board of directors proposals, corporate governance proposals concerning employee relations, executive compensation and corporate responsibility. The guidelines provide an in detail discussion of fiduciary duties of plan trustees described under the Employee Retirement Income Security Act (ERISA) and the Department of Labor (DOL) policy statements.
The following are examples of the AFL — CIO Policy position on specific matters.
•	When voting on the board of directors the board’s responsiveness to shareholder concerns as well as their responsiveness to employees and the communities in which they operate will be evaluated. Votes will be withheld for directors that fail to implement proposals that are in the long-term interests of shareholders and have been approved by shareholders in the past 12 months.

•	Proposals for fewer than 5 directors or more than 15 directors will not be supported.

•	Proposals requesting companies to make efforts to create a more diverse board of qualified directors, mainly women and minority groups should be supported.

•	Proposals requesting companies to report on diversity in the workplace should be supported. As long as they are not setting unreasonable goals, or require companies to hire employees that are not qualified for their positions.
For the full AFL — CIO policy please see
http://www.aflcio.org/corporatewatch/capital/upload/proxy_voting_guidelines.pdf

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Exhibit F
ESG GUIDELINES
AN ADDENDUM TO THE PROXY PAPER POLICY GUIDELINES
2008 PROXY SEASON
For more information about Glass Lewis’ policies or our approach to proxy analysis, please visit www.glasslewis.com or contact our Chief Policy Officer, Robert McCormick at (415) 678-4228.

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ESG Guidelines
In addition to the standard detailed analysis conducted by Glass Lewis for all its clients, Glass Lewis conducts an additional level of analysis on behalf of clients seeking to vote consistent with widely-accepted enhanced environmental, social and governance practices. This additional level of review is described in more detail below.
Management Proposals
Compensation
Glass Lewis recognizes the importance in designing appropriate executive compensation plans that truly reward pay for performance. In its standard analysis, Glass Lewis engages in an exhaustive examination of the methods and levels of compensation paid to executives to determine if pay and performance are properly aligned. Under the Glass Lewis ESG policy, Glass Lewis conducts a further level of analysis by looking at compensation issues as they relate to environmental and social criteria as well as other issues relevant to good corporate governance practices. The Glass Lewis ESG policy recognizes that ESG performance factors should be an important component of the overall consideration of proper levels of executive performance and compensation. Therefore, Glass Lewis’ ESG policy generally supports proposals seeking to tie executive compensation to alternative performance measures such as compliance with environmental regulations, health and safety regulations, nondiscrimination laws and compliance with international human rights standards.
In general, the Glass Lewis ESG policy will evaluate director compensation based on the same criteria as executive compensation but will favor the ability to approve director compensation separate and apart from executive compensation. Furthermore, Glass Lewis will favor evaluating director compensation as it relates to various social criteria. The Glass Lewis ESG policy will generally support proposals that seek to evaluate overall director performance based on environmental and social criteria.
Mergers/Acquisitions
Glass Lewis undertakes a thorough examination of the economic and corporate governance implications of a proposed merger or acquisition in terms of the transaction’s likelihood of maximizing shareholder return. However, for the Glass Lewis ESG policy, Glass Lewis conducts a further level of analysis focusing on the effects of the transaction on the company’s stakeholders.
Shareholder Proposals
Shareholder Rights
Similar to Glass Lewis’ policy, the Glass Lewis ESG policy supports increased shareholder participation and access to a company and its board of directors. Accordingly, the Glass Lewis ESG policy will support initiatives that seek to enhance shareholder rights, such as the elimination in/reduction of supermajority provisions, the declassification of the board, the submission of shareholder rights’ plans to a shareholder vote and the principle of one share, one vote.

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Environment
Glass Lewis’ ESG policy generally supports proposals regarding the environment, in particular those seeking improved reporting and disclosure about company practices which impact the environment. Glass Lewis’ ESG policy supports increased disclosure of a company’s environmental risk through company-specific disclosure as well as compliance with international environmental conventions and adherence to environmental principles like those promulgated by CERES . Similarly, Glass Lewis’ ESG policy supports proposals, among others, requesting companies develop greenhouse gas emissions reduction goals, comprehensive recycling programs, and other proactive means to mitigate a company’s environmental impact.
The Glass Lewis ESG policy will also support proposals seeking to adopt the Equator Principles. The Equator Principles are a financial industry benchmark for determining, assessing and managing social and environmental risk in project financing. Similarly, the Glass Lewis ESG policy supports proposals requesting that a company consider energy efficiency and renewable energy sources in its project development and overall business strategy.
As bioengineering and nanotechnology become more prevalent, the Glass Lewis ESG policy carefully scrutinizes any proposals requesting that a company adopt a policy concerning these matters. In general, the Glass Lewis ESG policy supports proposals that seek additional reporting on these topics, as well as the development of safety standards to regulate their use.
Glass Lewis’ ESG policy carefully examines each proposal’s merits in order to ensure it seeks enhanced environmental disclosure and/or practices and is not conversely aimed at limiting environmental disclosure or consideration.
Glass Lewis’ ESG policy evaluates a company’s impact on the environment, in addition to the regulatory risk a company may face by not adopting environmentally responsible policies. The Glass Lewis ESG policy will consider withholding votes, or voting against, from certain directors for not exercising their fiduciary duty as it relates to environmental risk.
Labor/Human Rights
Glass Lewis’ ESG policy generally supports enhancing the rights of workers, as well as considering the communities and broader constituents in the areas in which companies do business. Accordingly, the Glass Lewis ESG policy will generally vote for proposals requesting that companies provide greater disclosure regarding impact on local stakeholders, workers’ rights and human rights in general. In addition, Glass Lewis’ ESG policy supports proposals for companies to adopt or comply with certain codes of conduct relating to labor standards, human rights conventions and corporate responsibility at large. The Glass Lewis ESG policy will support proposals requesting independent verification of a company’s contractors’ compliance with labor and human rights standards. In addition, the Glass Lewis ESG policy supports the International Labor Organization standards and encourages companies to adopt such standards in its business operations.
Glass Lewis’ ESG policy will review the performance and oversight of certain directors in instances in which a company is found to have violated international human rights standards. These directors have not adequately overseen the overall business strategy of the company to ensure that basic human rights standards are met. If a company is subject to regulatory or legal action with a foreign government or entity due to human rights violations, the Glass Lewis ESG policy will consider withholding votes, or voting against, directors based on the severity of the violations and the outcome of the claims.

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Health/Safety
Glass Lewis’ ESG policy generally supports proposals seeking increased disclosure regarding health and safety issues. In particular, Glass Lewis’ ESG policy supports proposals calling for the labeling of the use of genetically modified organisms (“GMO”), the elimination or reduction of toxic emissions and use of toxic chemicals in manufacturing, and the prohibition of tobacco sales to minors. Glass Lewis’ ESG policy also supports proposals seeking a report on a company’s drug reimportation policy, as well as on a company’s ethical responsibility as it relates to drug distribution and manufacture.
Business Ethics
Glass Lewis’ ESG policy generally supports proposals seeking to increase disclosure of a company’s business ethics and code of conduct, as well as of its activities that relate to social welfare. The Glass Lewis ESG policy supports proposals requesting that a company develop sustainable business practices, such as animal welfare policies, human rights policies, and fair lending policies. Furthermore, the Glass Lewis ESG policy supports reporting and reviewing a company’s political and charitable spending as well as its lobbying practices.

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PART C
OTHER INFORMATION

Item 23.	Exhibits

(b)	Exhibits

(a)	Agreement and Declaration of Trust of The Vantagepoint Funds (the “Registrant” or the “Trust”) incorporated herein by reference to Exhibit (a) of Pre-Effective Amendment No. 1, filed on December 22, 1998.

(a)(1)	Amendment No. 1 to the Agreement and Declaration of Trust, is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(a)(2)	Amendment No. 2 to the Agreement and Declaration of Trust, is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(b)	By-Laws of Registrant incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1, filed on December 22, 1998.

(b)(1)	Amended By-Laws of Registrant are, incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(c)	Not applicable.

(d)(1)	Master Investment Advisory Agreement between Registrant and Vantagepoint Investment Advisors, LLC (“VIA”) incorporated herein by reference to of Pre-Effective Amendment No. 3, filed on April 26, 1999.

(d)(2)	Second Master Investment Advisory Agreement between VIA and the Registrant on behalf of the Milestone Funds, is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(3)	Amendment to Master Investment Advisory Agreement dated July 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(4)	Fee Waiver Agreement re: Milestone Funds is incorporated herein by reference to Post Effective Amendment No. 24 filed on April 29, 2008.

(d)(5)	Subadvisory Agreement — Capital Guardian Trust Company re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(6)	Amendment No. 2 to Subadvisory Agreement — Capital Guardian Trust Company re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

Item 23.	Exhibits

(d)(7)	Subadvisory Agreement — Capital Guardian Trust Company dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(8)	Subadvisory Agreement — Fidelity Management Trust Company re: Growth Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(9)	Amendment No. 2 to Subadvisory Agreement — Fidelity Management Trust Company re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(10)	Subadvisory Agreement — Tukman Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(11)	Amendment No. 2 to Subadvisory Agreement — Tukman Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(12)	Amendment No. 3 to Subadvisory Agreement — Tukman Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(13)	Subadvisory Agreement — Brown Capital Management, Inc. re: Growth Fund is incorporated herein by reference to exhibit (d)(12) of Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(14)	Amendment No. 2 to Subadvisory Agreement — Brown Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(15)	Subadvisory Agreement — Capital Guardian Trust Company re: Growth & Income Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(16)	Amendment No. 2 to Subadvisory Agreement — Capital Guardian Trust Company re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(17)	Subadvisory Agreement — Capital Guardian Trust Company re: Growth & Income Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(18)	Subadvisory Agreement — Barrow, Hanley, Mewhinney & Strauss, Inc. re: Equity Income Fund incorporated herein by reference Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(19)	Amendment No. 2 to Subadvisory Agreement — Barrow, Hanley, Mewhinney & Strauss, Inc. re: Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(20)	Subadvisory Agreement — Barrow, Hanley, Mewhinney & Strauss, Inc. re: Equity Income Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(21)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: the Equity Income Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

Item 23.	Exhibits

(d)(22)	Amendment No. 2 to Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(23)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Equity Income Fund dated 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(24)	Subadvisory Agreement — Mellon Capital Management Corporation re: the Asset Allocation Fund incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(25)	Amendment No. 2 to Subadvisory Agreement — Mellon Capital Management Corporation re: the Asset Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(26)	Amendment No. 3 to the Subadvisory Agreements — Mellon Capital Management Corporation relating to Core Bond Index Fund, US Government Securities Fund and Overseas Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 17 filed on February 28, 2007.

(d)(27)	Subadvisory Agreement—Payden & Rygel re: Short-Term Bond Fund is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(28)	Amendment No. 2 to Subadvisory Agreement — Payden & Rygel re: Short-Term Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(29)	Subadvisory Agreement — Payden & Rygel re: Short-Term Bond Fund — dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(30)	Subadvisory Agreement — Southeastern Asset Management, Inc. re: the Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(d)(31)	Amendment No. 2 to Subadvisory Agreement — Southeastern Asset Management, Inc. re: the Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(32)	Amendment to Subadvisory Agreement — Southeastern Asset Management, Inc. dated December 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(33)	Subadvisory Agreement — Peregrine Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(34)	Amendment to Subadvisory Agreement — Peregrine Capital Management, Inc. re: the Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(35)	Subadvisory Agreement — Southeastern Asset Management, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(36)	Amendment No. 2 to Subadvisory Agreement — Southeastern Asset Management, Inc. re: Aggressive Opportunities Fund is incorporated

Item 23.	Exhibits

herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(37)	Amendment to Subadvisory Agreement — Southeastern Asset Management, Inc. dated February 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 18 filed on April 26, 2006.

(d)(38)	Subadvisory Agreement — Wellington Management Company, LLP Re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(39)	Amendment to Subadvisory Agreement — Wellington Management Company, LLP re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(40)	Subadvisory Agreement — Artisan Partners Limited Partnership re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on April 30, 2003.

(d)(41)	Amendment No. 2 to Subadvisory Agreement — Artisan Partners Limited Partnership re: International Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(42)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No.9 filed on April 30, 2003.

(d)(43)	Amendment to the Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Aggressive Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(44)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Aggressive Opportunities Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(45)	Subadvisory Agreement — Mellon Capital Management Corporation. re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No.10 filed on March 2, 2004

(d)(46)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(47)	Subadvisory Agreement — Mellon Capital Management Corporation. re: Broad Market Index Fund is incorporated herein by reference to exhibit (d)(37) of Post-Effective Amendment No. 9 filed on March 2, 2004

(d)(48)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(49)	Subadvisory Agreement — Mellon Capital Management Corporation re: Overseas Equity Index is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(50)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Overseas Equity Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

Item 23.	Exhibits

(d)(51)	Subadvisory Agreement — Mellon Capital Management Corporation. re: Core Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(52)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(53)	Subadvisory Agreement — Mellon Capital Management Corporation re: S&P 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(54)	Amendment to the Subadvisory Agreement — Mellon Capital Management re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(55)	Subadvisory Agreement — Mellon Capital Management Corporation re: US Government Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 9 filed on March 2, 2004.

(d)(56)	Amendment to the Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(57)	Subadvisory Agreement — STW Fixed Income Management Ltd. re: the Short-Term Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(58)	Subadvisory Agreement — Wellington Management Company, LLP re: Growth & Income Fund incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 4, filed on April 28, 2000.

(d)(59)	Amendment No. 2 to the Subadvisory Agreement — Wellington Management Company, LLP re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(60)	Subadvisory Agreement — Wellington Management Company, LLP re: Growth & Income Fund dated February 9, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(61)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(62)	Amendment No. 2 to the Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(d)(63)	Subadvisory Agreement — T. Rowe Price Associates, Inc. re: Growth & Income Fund dated February 28, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(64)	Form of Amendment to Subadvisory Agreements is incorporated herein by reference to Post-Effective Amendment No. 9 filed on April 30, 2003.

(d)(65)	Subadvisory Agreement — Legg Mason Capital Management, Inc. re: Growth Fund dated May 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

Item 23.	Exhibits

(d)(66)	Subadvisory Agreement — Goldman Sachs Asset Management L.P. re: Growth Fund dated May 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(67)	Subadvisory Agreement — Westfield Capital Management, LLC re: Growth Fund dated May 23, 2005 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(68)	Subadvisory Agreement — Walter Scott & Partners, Limited re: International Fund dated January 3, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(69)	Revised Subadvisory Agreement — Walter Scott & Partners, Limited re: International Fund dated October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on February 28, 2007.

(d)(70)	Subadvisory Agreement — GlobeFlex Capital, L.P. re: International Fund dated January 3, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(71)	Subadvisory Agreement — Legg Mason Capital Management, Inc. re: Aggressive Opportunities Fund dated January 25, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(72)	Subadvisory Agreement — TimesSquare Capital Management, LLC dated January 25, 2006 is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(73)	Amendment to Subadvisory Agreement — Peregrine Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(d)(74)	Subadvisory Agreement — Fischer Francis Trees & Watts, Inc. re: Inflation Protected Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(d)(75)	Subadvisory Agreement — Pacific Investment Management Company, LLC re: Inflation Protected Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(d)(76)	Subadvisory Agreement — Wellington Management Company, LLP re: Discovery Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(77)	Subadvisory Agreement — Payden & Rygel re: Discovery Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(78)	Subadvisory Agreement — Goldman Sachs Asset Management, L.P. re: Select Value Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(79)	Subadvisory Agreement — Systematic Financial Management L.P. re: Select Value Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(80)	Subadvisory Agreement — WEDGE Capital Management L.L.P. re: Select Value Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

Item 23.	Exhibits

(d)(81)	Subadvisory Agreement — Payden & Rygel re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(82)	Subadvisory Agreement — Mellon Capital Management Corporation re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(83)	Subadvisory Agreement — Drake Capital Management, LLC re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(84)	Subadvisory Agreement — Analytic Investors, Inc. re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(85)	Subadvisory Agreement — BlackRock Financial Management, Inc. re: the Inflation Protected Securities Fund is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(d)(86)	Fee Waiver Agreement Payden & Rygel re: Diversified Assets Fund is incorporated herein by reference to Post-Effective Amendment No.24 filed on April 29, 2008.

(d)(87)	Subadvisory Agreement — Westfield Capital Management Company L.P. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(88)	Subadvisory Agreement — D.G. Capital Management Trust re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(89)	Subadvisory Agreement — Columbus Circle Investors re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(90)	Subadvisory Agreement — Artisan Partners Limited Partnership re: Select Value is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(91)	Subadvisory Agreement — Fiduciary Management, Inc. re: Growth & Income Fund is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(92)	Amendment No. 1 to Subadvisory Agreement — Payden & Rygel re: Diversified Assets Fund dated April 3, 2009 is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(93)	Amendment to Subadvisory Agreement — Legg Mason Capital Management, Inc. re: Aggressive Opportunities Fund dated January 9, 2009 is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(94)	Amendment to Subadvisory Agreement — Legg Mason Capital Management, Inc. re: Aggressive Opportunities Fund dated January 9, 2009 is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(95)	Amendment to Subadvisory Agreement — Legg Mason Capital Management re: Growth Fund dated January 9, 2009 is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(96)	Amendment to Subadvisory Agreement — Mellon Capital Management Corporation re: Diversified Assets Fund dated January 19, 2009 is

Item 23.	Exhibits

incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(97)	Amendment to Subadvisory Agreement — Mellon Capital Management Corporation re: S&P 500 Stock Fund dated January 19, 2009 is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(98)	Amendment No. 3 to Subadvisory Agreement — Mellon Capital Management Corporation re: Asset Allocation Fund dated January 19, 2009 is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(99)	Amendment No. 3 to Subadvisory Agreement — Mellon Capital Management Corporation re: Broad Market Index Fund dated January 19, 2009 is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(100)	Amendment No. 4 to Subadvisory Agreement — Mellon Capital Management Corporation re: Core Bond Index Fund dated January 19, 2009 is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(101)	Amendment No. 3 to Subadvisory Agreement — Mellon Capital Management Corporation re: Mid/Small Company Index Fund dated January 19, 2009 is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(102)	Amendment No. 4 to Subadvisory Agreement — Mellon Capital Management Corporation re: Overseas Equity Index Fund dated January 19, 2009 is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(103)	Amendment No. 4 to Subadvisory Agreement — Southeastern Asset Management, Inc. re: Equity Income Fund dated January 19, 2009 is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(104)	Amendment to Subadvisory Agreement — TimeSquare Capital Management, LLC re: Aggressive Opportunities Fund dated January 9, 2009 is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(105)	Amendment No. 4 to Subadvisory Agreement — Tukman Grossman Capital Management, Inc. re: Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(d)(106)	Amended & Restated Master Investment Advisory Agreement dated December 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(d)(107)	Amendment to Second Master Investment Advisory Agreement dated December 29, 2005 is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(d)(108)	Amendment to Second Master Investment Advisory Agreement dated October 26, 2007 is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(d)(109)	Amendment to Subadvisory Agreement with STW Fixed Income Management Ltd is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

Item 23.	Exhibits

(d)(110)	Amendment to Second Master Investment Advisory Agreement effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(d)(111)	Fee Waiver Agreement re: Milestone 2045 Fund effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(d)(112)	Amendment No. 2 to Subadvisory Agreement — Payden & Rygel re: Diversified Assets Fund dated September 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(d)(113)	Subadvisory Agreement — Mondrian Investment Partners Limited re: International Fund effective October 12, 2009 is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(d)(114)	Subadvisory Agreement — Calamos Advisors LLC re: Diversified Assets Fund effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(d)(115)	Subadvisory Agreement — Shenkman Capital Management, Inc. re: Diversified Assets Fund effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(e)	Distribution Agreement between the Registrant and ICMA-RC Services LLC incorporated herein by reference to Pre-Effective Amendment No. 3, filed on April 26, 1999.

(e)(1)	Amendment to Distribution Agreement effective August 29, 2002 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(f)	Not applicable.

(g)(1)	Custody Agreement between Registrant and Investors Bank & Trust is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(g)(2)	Amendment to Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 16 filed on April 29, 2005.

(g)(3)	Domestic Custody Agreement between The Vantagepoint Funds and JP Morgan Chase Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(g)(4)	Global Custody Rider to Domestic Custody Agreement between The Vantagepoint Funds and JP Morgan Chase Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(g)(5)	Amendment to Domestic Custody Agreement and Global Custody Rider dated September 12, 2008 is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(g)(6)	Amendment to Domestic Custody Agreement and Global Custody Rider dated September 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(g)(7)	Amendment to Domestic Custody Agreement dated December 10, 2009 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

Item 23.	Exhibits

(g)(8)	Amendment to Domestic Custody Agreement effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(h)(1)	Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(h)(2)	Amendment to the Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 14 filed on February 22, 2005.

(h)(3)	Sub-Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No.6 filed on April 25, 2001.

(h)(4)	Amendment to the Sub-Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 16 filed on April 29, 2005.

(h)(5)	Sub-Transfer Agent Service Agreement dated May 5, 2008 is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(h)(6)	Transfer Agency Agreement Amendment effective August 29, 2002 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(h)(7)	Amendment to Appendix A of the Transfer Agency Agreement Amendment dated October 26, 2007 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(h)(8)	Amendment to Appendix A of the Transfer Agency Agreement Amendment effective January 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(i)	Not applicable.

(j)	Not applicable.

(k)	Not applicable.

(l)	Purchase Agreement incorporated herein by reference to Pre-Effective Amendment No. 3, filed on April 26, 1999.

(m)	Not applicable.

(n)	Not applicable.

(o)(1)	Rule 18f-3 Plan amended August 30, 2004, incorporated herein by reference to Post-Effective Amendment No.12 filed September 23, 2004.

(p)(1)	The Vantagepoint Funds’ Policy on Personal Investment Activity and Prevention of the Misuse of Inside Information amended on June 27, 2008, is incorporated herein by reference to Post-Effective Amendment No. 26 filed on June 10, 2009.

(p)(2)	Code of Ethics for Brown Capital Management, Inc. is incorporated herein by reference to Post-Effective No. 16 filed on April 29, 2005.

(p)(3)	Code of Ethics for Payden & Rygel Investment Counsel is incorporated herein by reference to Post-Effective No. 16 filed on April 29, 2005.

(p)(4)	Code of Ethics for Tukman Capital Management, Inc. is incorporated herein by reference to Post-Effective No. 16 filed on April 29, 2005.

(p)(5)	Code of Ethics for Barrow, Hanley, Mewhinney & Strauss, Inc is incorporated herein by reference to Post-Effective No.16 filed on April 29, 2005.

(p)(6)	Code of Ethics for Capital Guardian Trust Company is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

Item 23.	Exhibits

(p)(7)	Code of Ethics for Fidelity Management Trust Company is incorporated herein by reference to Post-Effective No. 14 filed on February 22, 2005.

(p)(8)	Code of Ethics for Mellon Capital Management Corporation is incorporated herein by reference to Post-Effective No. 14 filed on February 22, 2005.

(p)(9)	Code of Ethics for T. Rowe Price Associates, Inc. is in incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(p)(10)	Code of Ethics for Wellington Management Company, LLP is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(p)(11)	Code of Ethics for Southeastern Asset Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(12)	Code of Ethics for Peregrine Capital Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(p)(13)	Code of Ethics for Artisan Partners Limited Partnership, is in incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(p)(14)	Code of Ethics for STW Fixed Income Management Ltd. is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(15)	Code of Ethics of GlobeFlex Capital, L.P. is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(p)(16)	Code of Ethics of Legg Mason Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(17)	Code of Ethics for Goldman Sachs Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(18)	Code of Ethics for Walter Scott & Partners Limited is incorporated herein by reference to Post-Effective Amendment No. 17 filed on April 26, 2006.

(p)(19)	Code of Ethics for Westfield Capital Management Company, LLC is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(20)	Code of Ethics for Pacific Investment Management Company, LLC is in incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(p)(21)	Code of Ethics for Fisher Francis Trees & Watts, Inc. is incorporated herein by reference to Post-Effective Amendment No. 18 filed on February 28, 2007

(p)(22)	Code of Ethics for TimesSquare Capital Management is incorporated herein by reference to Post-Effective Amendment No. 19 filed on April 26, 2007.

(p)(23)	Code of Ethics for Analytic Investors, LLC is incorporated herein by reference to Post-Effective Amendment No. 28 filed on December 23, 2009.

(p)(24)	Code Ethics for Systematic Financial Management L.P. is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

Item 23.	Exhibits

(p)(25)	Code of Ethics of Drake Partners LLC is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(p)(26)	Code of Ethics of WEDGE Capital Management L.L.P is incorporated herein by reference to Post-Effective Amendment No. 24 filed on April 29, 2008.

(p)(27)	Code of Ethics of BlackRock Financial Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 22 filed on October 25, 2007.

(p)(28)	Code of Ethics of DG Capital Management Trust is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(p)(29)	Code of Ethics of Columbus Circle Investors is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(p)(30)	Code of Ethics of Fiduciary Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(p)(31)	Code of Ethics of Westfield Capital Management Company is herein incorporated by reference to Post-Effective Amendment No. 25 filed on April 28, 2009.

(p)(32)	Code of Ethics of Calamos Advisors LLC is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(p)(33)	Code of Ethics of Shenkman Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

(p)(34)	Code of Ethics of Mondrian Investment Partners Limited is incorporated herein by reference to Post-Effective Amendment No. 27 filed on October 22, 2009.

Item 24. Persons Controlled By or Under Common Control With Registrant
     Not applicable.
Item 25. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 26. Business and Other Connections of Investment Adviser
VIA, the investment adviser for the Funds, is wholly owned by the ICMA Retirement Corporation, which is itself a registered investment adviser. The ICMA Retirement Corporation also provides plan administration services to public sector Section 401 qualified retirement plans and public sector Section 457 deferred compensation plans.
Item 27. Principal Underwriter
ICMA-RC Services LLC (“RC Services”) serves as distributor and principal underwriter. RC Services does not serve as distributor to any other investment company.

Names and Principal	Positions and Offices	Positions and Offices
Business Address	with Underwriter	with Fund
Joan McCallen	President	President
Elizabeth Glista	Treasurer & Chief Financial Officer	Treasurer & Chief Financial Officer
Angela Montez	Assistant Secretary	Secretary
Kathryn B. McGrath	Secretary	Assistant Secretary
Item 28. Location of Accounts and Records
The books, accounts and other documentation required by Section 31(a) of the Investment Company Act of 1940 and the Rules under that Section will be maintained in the physical possession of Registrant, the Registrant’s investment adviser, VIA, and the Registrant’s transfer agent, VTA, which has a place of business at 777 North Capital Street, NE, Ste. 600, Washington, DC 20002, and the Registrant’s custodian, J.P. Morgan Chase Bank, N.A., which has a place of business at 3 Metro Tech Center, Brooklyn, New York 11245

Item 29. Management Services
Reference is made to the discussion in this Statement of Additional Information regarding the ICMA Retirement Corporation, Vantagepoint Investment Advisers, LLC, ICMA-RC Services, LLC, and Vantagepoint Transfer Agents, LCC, under the heading “Investment Advisory and Other Services.”
Item 30. Undertakings
     None

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 29 to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, the District of Columbia on the 25th day of February, 2010.

THE VANTAGEPOINT FUNDS

/s/ Joan McCallen Joan McCallen, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Joan McCallen	President	February 25, 2010
Joan McCallen

/s/ Elizabeth Glista	Treasurer and Chief Financial Officer	February 25, 2010
Elizabeth Glista

* N. Anthony Calhoun	Director	February 25, 2010

* Donna Gilding	Director	February 25, 2010

* Arthur Lynch	Director	February 25, 2010

*	Director	February 25, 2010
Timothy M. O’Brien

*	Director	February 25, 2010
Robert J. O’Neill, Jr.

*	Director	February 25, 2010
Robin L. Wiessmann

*	Director	February 25, 2010
Robert A. Rudell

*By	/s/Angela C. Montez
Angela C. Montez
Attorney-in-Fact